UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Shareholder Report

December 31, 2024

Guardian Core Fixed Income VIP Fund

This annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$52	0.52%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.48% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations and North American commercial mortgage-backed securities contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$10,332
$10,290
5/2/22
9/22
12/22
3/23
6/23
9/23
12/23
3/24
6/24
9/24
12/24
Guardian Core Fixed Income VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Core Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000
5/31/22	$10,050	$10,125
6/30/22	$9,900	$9,966
7/31/22	$10,120	$10,209
8/31/22	$9,860	$9,921
9/30/22	$9,460	$9,492
10/31/22	$9,340	$9,369
11/30/22	$9,650	$9,714
12/31/22	$9,610	$9,670
1/31/23	$9,890	$9,967
2/28/23	$9,660	$9,710
3/31/23	$9,910	$9,956
4/30/23	$9,960	$10,017
5/31/23	$9,850	$9,908
6/30/23	$9,800	$9,872
7/31/23	$9,790	$9,865
8/31/23	$9,740	$9,802
9/30/23	$9,510	$9,553
10/31/23	$9,360	$9,403
11/30/23	$9,770	$9,828
12/31/23	$10,140	$10,205
1/31/24	$10,120	$10,177
2/29/24	$9,990	$10,033
3/31/24	$10,080	$10,125
4/30/24	$9,840	$9,870
5/31/24	$9,990	$10,037
6/30/24	$10,090	$10,132
7/31/24	$10,320	$10,369
8/31/24	$10,470	$10,518
9/30/24	$10,610	$10,658
10/31/24	$10,350	$10,394
11/30/24	$10,450	$10,504
12/31/24	$10,290	$10,332

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 5/2/22
Guardian Core Fixed Income VIP Fund	1.48%	1.08%
Bloomberg US Aggregate Bond Index	1.25%	1.23%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Core Fixed Income VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$371,272,646
Total # of Portfolio Holdings	239
Total Advisory Fees Paid	$1,574,247
Portfolio Turnover Rate	205%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	27.1
Agency Mortgage-Backed Securities	20.5
Asset-Backed Securities	19.8
U.S. Government Securities	19.5
Non-Agency Mortgage-Backed Securities	8.8
Commercial Paper	2.0
Exchange-Traded Funds	1.7
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	7.8
U.S. Treasury Notes, 4.375%, due 12/31/2029	7.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	3.6
Federal National Mortgage Association, 3.000%, due 5/1/2052	2.0
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Federal National Mortgage Association, 4.000%, due 6/1/2052	1.1
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.1
Federal Home Loan Mortgage Corp., 5.500%, due 9/1/2053	1.0
Total	27.6

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Core Fixed Income VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Core Plus Fixed Income VIP Fund

This annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$82	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 2.38% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”), for the same period.

  Positive market factors included a cooling labor market and slowing economy. The U.S. Federal Reserve lowered its policy rate by 50 basis points in September 2024 and additional 25 basis points in November 2024 and December 2024, respectively. Mixed economic data and recession fears were balanced by strong consumer spending and retail sales.

  Security selection within investment grade corporate bonds contributed to the Fund’s performance relative to the Index.

  The portfolio’s allocation to collateralized loan obligations (CLOs) also contributed to relative performance.

  Security selection within commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS) detracted from relative performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$10,750
$10,742
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
Guardian Core Plus Fixed Income VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Core Plus Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$9,996
11/30/16	$9,930	$9,920
12/31/16	$9,710	$9,685
1/31/17	$9,760	$9,718
2/28/17	$9,830	$9,783
3/31/17	$9,810	$9,778
4/30/17	$9,890	$9,853
5/31/17	$9,960	$9,929
6/30/17	$9,950	$9,919
7/31/17	$10,000	$9,962
8/31/17	$10,070	$10,051
9/30/17	$10,030	$10,003
10/31/17	$10,050	$10,009
11/30/17	$10,040	$9,996
12/31/17	$10,080	$10,042
1/31/18	$9,980	$9,927
2/28/18	$9,890	$9,833
3/31/18	$9,930	$9,896
4/30/18	$9,850	$9,822
5/31/18	$9,890	$9,892
6/30/18	$9,870	$9,880
7/31/18	$9,890	$9,882
8/31/18	$9,930	$9,946
9/30/18	$9,890	$9,882
10/31/18	$9,800	$9,804
11/30/18	$9,840	$9,862
12/31/18	$9,950	$10,043
1/31/19	$10,100	$10,150
2/28/19	$10,110	$10,144
3/31/19	$10,280	$10,339
4/30/19	$10,290	$10,342
5/31/19	$10,430	$10,525
6/30/19	$10,580	$10,657
7/31/19	$10,620	$10,681
8/31/19	$10,790	$10,958
9/30/19	$10,740	$10,899
10/31/19	$10,770	$10,932
11/30/19	$10,770	$10,927
12/31/19	$10,780	$10,919
1/31/20	$10,980	$11,129
2/29/20	$11,120	$11,329
3/31/20	$10,600	$11,263
4/30/20	$10,850	$11,463
5/31/20	$11,020	$11,516
6/30/20	$11,160	$11,589
7/31/20	$11,430	$11,762
8/31/20	$11,400	$11,667
9/30/20	$11,370	$11,661
10/31/20	$11,340	$11,609
11/30/20	$11,510	$11,722
12/31/20	$11,580	$11,739
1/31/21	$11,540	$11,654
2/28/21	$11,400	$11,486
3/31/21	$11,300	$11,343
4/30/21	$11,400	$11,432
5/31/21	$11,450	$11,470
6/30/21	$11,550	$11,550
7/31/21	$11,650	$11,679
8/31/21	$11,650	$11,657
9/30/21	$11,560	$11,556
10/31/21	$11,560	$11,553
11/30/21	$11,580	$11,587
12/31/21	$11,580	$11,558
1/31/22	$11,340	$11,309
2/28/22	$11,200	$11,182
3/31/22	$10,890	$10,872
4/30/22	$10,500	$10,459
5/31/22	$10,500	$10,527
6/30/22	$10,240	$10,361
7/31/22	$10,490	$10,615
8/31/22	$10,230	$10,315
9/30/22	$9,760	$9,869
10/31/22	$9,630	$9,741
11/30/22	$9,970	$10,099
12/31/22	$9,930	$10,054
1/31/23	$10,250	$10,363
2/28/23	$10,010	$10,095
3/31/23	$10,220	$10,352
4/30/23	$10,260	$10,414
5/31/23	$10,150	$10,301
6/30/23	$10,140	$10,264
7/31/23	$10,150	$10,257
8/31/23	$10,090	$10,192
9/30/23	$9,830	$9,933
10/31/23	$9,670	$9,776
11/30/23	$10,120	$10,219
12/31/23	$10,500	$10,610
1/31/24	$10,490	$10,581
2/29/24	$10,380	$10,431
3/31/24	$10,470	$10,527
4/30/24	$10,240	$10,262
5/31/24	$10,400	$10,436
6/30/24	$10,500	$10,534
7/31/24	$10,740	$10,780
8/31/24	$10,910	$10,935
9/30/24	$11,050	$11,082
10/31/24	$10,800	$10,807
11/30/24	$10,920	$10,921
12/31/24	$10,750	$10,742

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Core Plus Fixed Income VIP Fund	2.38%	(0.06%)	0.87%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.86%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Core Plus Fixed Income VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$169,431,639
Total # of Portfolio Holdings	402
Total Advisory Fees Paid	$762,698
Portfolio Turnover Rate	123%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	41.5
Agency Mortgage-Backed Securities	31.4
Asset-Backed Securities	17.4
U.S. Government Securities	16.5
Non-Agency Mortgage-Backed Securities	8.7
Senior Secured Loans	1.2
Foreign Government	0.6
Cash/Other Assets and Liabilities	(17.3)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.500%, due 9/30/2029	4.1
U.S. Treasury Bonds, 4.125%, due 8/15/2044	3.8
U.S. Treasury Bonds, 3.875%, due 2/15/2043	2.2
Government National Mortgage Association, 6.000%, due 2/20/2055	2.0
Uniform Mortgage-Backed Security, 5.500%, due 2/1/2040	1.9
U.S. Treasury Bonds, 4.250%, due 8/15/2054	1.8
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.7
U.S. Treasury Notes, 4.250%, due 11/30/2026	1.7
Federal National Mortgage Association, 2.500%, due 8/1/2050	1.5
Government National Mortgage Association, 5.500%, due 2/20/2055	1.3
Total	22.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Core Plus Fixed Income VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Diversified Research VIP Fund

This annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$108	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 25.89% for the 12 months ended December 31, 2024, compared to the 25.02% return of the Standard and Poor’s® 500 Index (the “Index”) for the same period.

  The top performing sector within the Index was the communication services sector, followed by the information technology and financials sectors. The materials sector was the worst performer, albeit still modestly positive.

  The Fund’s outperformance relative to the Index was attributable to strong security selection. Sector allocation had a slight negative impact.

  The Fund’s outperformance was predominately driven by security selection. Positions within information technology, health care, materials, communication services, and consumer discretionary sectors proved most favorable to the Fund’s performance.

  Stock decisions within the industrials sector detracted modestly. The Fund’s slight overweight compared to the Index in the materials sector, the weakest performing sector in the Index, had a modest negative impact on relative results, as did the Fund’s modest underweight to the information technology sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$31,560
$31,338
Guardian Diversified Research VIP Fund
Standard & Poor's 500 Index

	Guardian Diversified Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$10,040	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,200	$10,183
1/31/17	$10,700	$10,582
2/28/17	$11,050	$11,002
3/31/17	$11,110	$11,015
4/30/17	$11,260	$11,128
5/31/17	$11,430	$11,284
6/30/17	$11,410	$11,355
7/31/17	$11,680	$11,588
8/31/17	$11,740	$11,624
9/30/17	$11,980	$11,864
10/31/17	$12,290	$12,140
11/30/17	$12,570	$12,513
12/31/17	$12,650	$12,652
1/31/18	$13,410	$13,376
2/28/18	$12,930	$12,883
3/31/18	$12,620	$12,556
4/30/18	$12,530	$12,604
5/31/18	$12,820	$12,907
6/30/18	$12,910	$12,987
7/31/18	$13,380	$13,470
8/31/18	$13,670	$13,909
9/30/18	$13,780	$13,988
10/31/18	$12,760	$13,032
11/30/18	$12,940	$13,298
12/31/18	$11,840	$12,097
1/31/19	$12,830	$13,067
2/28/19	$13,240	$13,486
3/31/19	$13,480	$13,748
4/30/19	$14,210	$14,305
5/31/19	$13,280	$13,396
6/30/19	$14,230	$14,340
7/31/19	$14,480	$14,546
8/31/19	$14,200	$14,315
9/30/19	$14,420	$14,583
10/31/19	$14,790	$14,899
11/30/19	$15,330	$15,440
12/31/19	$15,850	$15,906
1/31/20	$15,790	$15,900
2/29/20	$14,560	$14,591
3/31/20	$12,760	$12,789
4/30/20	$14,320	$14,428
5/31/20	$15,130	$15,115
6/30/20	$15,530	$15,416
7/31/20	$16,400	$16,285
8/31/20	$17,620	$17,456
9/30/20	$16,940	$16,793
10/31/20	$16,480	$16,346
11/30/20	$18,330	$18,135
12/31/20	$19,050	$18,833
1/31/21	$18,800	$18,642
2/28/21	$19,380	$19,157
3/31/21	$20,060	$19,995
4/30/21	$21,130	$21,063
5/31/21	$21,200	$21,210
6/30/21	$21,710	$21,705
7/31/21	$22,240	$22,220
8/31/21	$22,970	$22,896
9/30/21	$21,830	$21,831
10/31/21	$23,480	$23,361
11/30/21	$23,030	$23,199
12/31/21	$23,630	$24,239
1/31/22	$22,470	$22,984
2/28/22	$21,700	$22,296
3/31/22	$22,300	$23,124
4/30/22	$20,470	$21,107
5/31/22	$20,590	$21,146
6/30/22	$18,910	$19,401
7/31/22	$20,690	$21,190
8/31/22	$19,830	$20,325
9/30/22	$17,930	$18,453
10/31/22	$19,500	$19,947
11/30/22	$20,650	$21,062
12/31/22	$19,440	$19,849
1/31/23	$20,640	$21,096
2/28/23	$20,190	$20,581
3/31/23	$20,860	$21,337
4/30/23	$21,260	$21,670
5/31/23	$21,510	$21,764
6/30/23	$22,920	$23,202
7/31/23	$23,620	$23,947
8/31/23	$23,310	$23,566
9/30/23	$22,320	$22,443
10/31/23	$21,930	$21,971
11/30/23	$23,960	$23,977
12/31/23	$25,070	$25,066
1/31/24	$25,650	$25,488
2/29/24	$27,150	$26,849
3/31/24	$28,150	$27,712
4/30/24	$26,990	$26,581
5/31/24	$28,440	$27,899
6/30/24	$29,460	$28,900
7/31/24	$29,670	$29,251
8/31/24	$30,230	$29,961
9/30/24	$31,070	$30,601
10/31/24	$30,770	$30,323
11/30/24	$32,450	$32,103
12/31/24	$31,560	$31,338

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Diversified Research VIP Fund	25.89%	14.77%	14.79%
Standard & Poor’s 500 Index	25.02%	14.53%	14.69%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Diversified Research VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$114,171,260
Total # of Portfolio Holdings	136
Total Advisory Fees Paid	$698,549
Portfolio Turnover Rate	52%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	30.4
Financials	13.9
Consumer Discretionary	11.6
Health Care	10.6
Communication Services	9.1
Industrials	6.8
Consumer Staples	6.2
Energy	3.4
Materials	3.3
Utilities	2.7
Real Estate	1.5
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.6
Apple, Inc.	6.6
NVIDIA Corp.	5.7
Amazon.com, Inc.	4.6
Alphabet, Inc., Class A	3.5
Meta Platforms, Inc., Class A	2.9
Broadcom, Inc.	2.7
Oracle Corp.	2.3
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.9
Total	38.8

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Diversified Research VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Global Utilities VIP Fund

This annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$113	1.04%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.74% for the 12 months ended December 31, 2024, compared to the 11.82% return of the MSCI® ACWI® Utilities Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 3.82% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the replacement for the MSCI® ACWI® Utilities Index as the Fund's regulatory-required index.

  Global equities rose in 2024 driven by strong earnings from select mega-cap tech companies.

  The Fund’s performance relative to the Index was driven by strong security selection. Strong selection in the independent power producers and energy traders and gas utilities sectors was partially offset by weaker selection in electric utilities and multi-utilities.

  Sector allocation and the Fund’s bottom-up stock selection process also contributed to relative results. The Fund’s overweight allocation compared to the Index in independent power producers and energy traders contributed positively but was partially offset by its underweight to electric utilities.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index and MSCI ACWI Utilities Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
$14,670
$13,325
$12,504
Guardian Global Utilities VIP Fund
MSCI EAFE Index
MSCI ACWI Utilities Index

	Guardian Global Utilities VIP Fund	MSCI EAFE Index	MSCI ACWI Utilities Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$9,990	$10,130	$10,044
12/31/19	$9,810	$10,244	$9,826
1/31/20	$10,620	$10,356	$10,710
2/29/20	$9,880	$9,420	$9,863
3/31/20	$8,520	$8,163	$8,688
4/30/20	$8,730	$8,690	$9,013
5/31/20	$9,030	$9,069	$9,368
6/30/20	$9,070	$9,377	$9,260
7/31/20	$9,730	$9,596	$9,879
8/31/20	$9,520	$10,089	$9,707
9/30/20	$9,400	$9,827	$9,626
10/31/20	$9,680	$9,435	$9,791
11/30/20	$10,250	$10,897	$10,365
12/31/20	$10,700	$11,404	$10,610
1/31/21	$10,990	$11,283	$10,475
2/28/21	$10,560	$11,536	$9,937
3/31/21	$11,230	$11,801	$10,672
4/30/21	$11,650	$12,156	$10,969
5/31/21	$11,620	$12,552	$10,938
6/30/21	$11,550	$12,411	$10,624
7/31/21	$11,860	$12,505	$10,901
8/31/21	$12,210	$12,725	$11,309
9/30/21	$11,590	$12,356	$10,598
10/31/21	$12,010	$12,660	$11,060
11/30/21	$11,530	$12,071	$10,798
12/31/21	$12,450	$12,689	$11,676
1/31/22	$12,030	$12,075	$11,329
2/28/22	$12,010	$11,862	$11,263
3/31/22	$12,730	$11,938	$11,812
4/30/22	$12,130	$11,166	$11,450
5/31/22	$12,800	$11,250	$11,753
6/30/22	$11,790	$10,206	$10,967
7/31/22	$12,350	$10,714	$11,518
8/31/22	$12,300	$10,205	$11,397
9/30/22	$10,980	$9,251	$10,093
10/31/22	$11,360	$9,748	$10,324
11/30/22	$12,460	$10,846	$11,131
12/31/22	$12,330	$10,855	$11,132
1/31/23	$12,460	$11,734	$11,114
2/28/23	$11,830	$11,489	$10,531
3/31/23	$12,280	$11,774	$11,056
4/30/23	$12,620	$12,106	$11,379
5/31/23	$11,930	$11,594	$10,752
6/30/23	$12,310	$12,121	$11,048
7/31/23	$12,490	$12,514	$11,262
8/31/23	$11,850	$12,034	$10,622
9/30/23	$11,280	$11,623	$10,095
10/31/23	$11,250	$11,152	$10,111
11/30/23	$12,020	$12,187	$10,797
12/31/23	$12,460	$12,835	$11,182
1/31/24	$11,960	$12,908	$10,857
2/29/24	$12,090	$13,145	$10,803
3/31/24	$12,800	$13,577	$11,348
4/30/24	$12,950	$13,229	$11,468
5/31/24	$14,070	$13,742	$12,275
6/30/24	$13,290	$13,520	$11,754
7/31/24	$14,170	$13,917	$12,483
8/31/24	$14,850	$14,369	$13,001
9/30/24	$15,540	$14,502	$13,702
10/31/24	$15,180	$13,713	$13,231
11/30/24	$15,760	$13,635	$13,356
12/31/24	$14,670	$13,325	$12,504

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Global Utilities VIP Fund	17.74%	7.39%	7.65%
MSCI EAFE Index	3.82%	4.73%	5.68%
MSCI ACWI Utilities Index	11.82%	4.11%	4.39%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Global Utilities VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$47,957,895
Total # of Portfolio Holdings	26
Total Advisory Fees Paid	$262,020
Portfolio Turnover Rate	29%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	67.1
Europe	18.7
Asia-Pacific	6.5
United Kingdom	4.4
South America	2.8
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Vistra Corp.	9.7
Sempra	7.7
American Electric Power Co., Inc.	7.1
PG&E Corp.	4.9
Atmos Energy Corp.	4.9
Edison International	4.6
Dominion Energy, Inc.	4.5
Engie SA	4.5
Duke Energy Corp.	4.5
Iberdrola SA	4.5
Total	56.9

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Global Utilities VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Growth & Income VIP Fund

This annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$102	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.00% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  Security selection weighed on relative performance; selection within the industrials and energy sectors detracted, while selection within the consumer staples and technology sectors contributed to the Fund’s performance.

  Sector selection also negatively impacted Fund’s performance, with an overweight compared to the Index in the healthcare sector and underweight to the utilities sector detracted, while underweights to the real estate and materials sectors contributed to the Fund’s relative performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$30,832
$22,500
$21,324
Guardian Growth & Income VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Growth & Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,990	$10,006	$9,990
11/30/16	$9,820	$9,811	$9,836
12/31/16	$10,500	$10,197	$10,397
1/31/17	$10,750	$10,598	$10,733
2/28/17	$11,120	$11,008	$11,119
3/31/17	$11,030	$11,015	$11,006
4/30/17	$11,080	$11,131	$10,985
5/31/17	$11,100	$11,274	$10,974
6/30/17	$11,280	$11,352	$11,154
7/31/17	$11,520	$11,577	$11,302
8/31/17	$11,520	$11,613	$11,170
9/30/17	$11,910	$11,861	$11,501
10/31/17	$12,160	$12,133	$11,585
11/30/17	$12,640	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,500	$13,336	$12,582
2/28/18	$12,890	$12,846	$11,981
3/31/18	$12,620	$12,555	$11,770
4/30/18	$12,590	$12,597	$11,809
5/31/18	$12,590	$12,919	$11,879
6/30/18	$12,630	$13,003	$11,909
7/31/18	$13,290	$13,451	$12,380
8/31/18	$13,540	$13,915	$12,563
9/30/18	$13,660	$13,968	$12,588
10/31/18	$12,920	$12,979	$11,936
11/30/18	$13,100	$13,243	$12,292
12/31/18	$11,810	$12,037	$11,112
1/31/19	$12,730	$13,046	$11,977
2/28/19	$13,060	$13,488	$12,360
3/31/19	$13,030	$13,723	$12,438
4/30/19	$13,480	$14,277	$12,879
5/31/19	$12,640	$13,367	$12,051
6/30/19	$13,460	$14,305	$12,916
7/31/19	$13,580	$14,527	$13,024
8/31/19	$13,120	$14,261	$12,641
9/30/19	$13,640	$14,509	$13,092
10/31/19	$14,000	$14,816	$13,275
11/30/19	$14,430	$15,376	$13,685
12/31/19	$14,640	$15,820	$14,061
1/31/20	$14,100	$15,837	$13,759
2/29/20	$12,810	$14,543	$12,426
3/31/20	$10,610	$12,621	$10,303
4/30/20	$12,020	$14,289	$11,461
5/31/20	$12,400	$15,043	$11,854
6/30/20	$12,230	$15,375	$11,775
7/31/20	$12,610	$16,276	$12,241
8/31/20	$13,040	$17,470	$12,747
9/30/20	$12,660	$16,832	$12,434
10/31/20	$12,420	$16,426	$12,270
11/30/20	$14,390	$18,360	$13,921
12/31/20	$14,950	$19,136	$14,455
1/31/21	$14,890	$18,979	$14,322
2/28/21	$15,720	$19,529	$15,188
3/31/21	$16,840	$20,268	$16,081
4/30/21	$17,550	$21,359	$16,724
5/31/21	$18,100	$21,460	$17,115
6/30/21	$17,980	$21,998	$16,919
7/31/21	$18,360	$22,455	$17,054
8/31/21	$18,580	$23,105	$17,392
9/30/21	$17,890	$22,044	$16,787
10/31/21	$18,730	$23,573	$17,639
11/30/21	$18,020	$23,257	$17,018
12/31/21	$19,170	$24,199	$18,091
1/31/22	$18,770	$22,835	$17,670
2/28/22	$18,690	$22,208	$17,465
3/31/22	$18,970	$22,957	$17,958
4/30/22	$18,000	$20,911	$16,945
5/31/22	$18,370	$20,879	$17,274
6/30/22	$16,740	$19,131	$15,765
7/31/22	$17,740	$20,912	$16,811
8/31/22	$17,210	$20,109	$16,310
9/30/22	$15,930	$18,249	$14,879
10/31/22	$17,890	$19,712	$16,405
11/30/22	$18,970	$20,779	$17,430
12/31/22	$18,170	$19,570	$16,728
1/31/23	$19,060	$20,883	$17,594
2/28/23	$18,430	$20,386	$16,974
3/31/23	$18,120	$21,031	$16,896
4/30/23	$18,330	$21,291	$17,150
5/31/23	$17,640	$21,390	$16,489
6/30/23	$18,740	$22,835	$17,584
7/31/23	$19,550	$23,620	$18,203
8/31/23	$19,210	$23,207	$17,711
9/30/23	$18,690	$22,116	$17,028
10/31/23	$18,040	$21,582	$16,427
11/30/23	$19,150	$23,597	$17,666
12/31/23	$20,270	$24,762	$18,645
1/31/24	$20,540	$25,108	$18,664
2/29/24	$21,230	$26,464	$19,353
3/31/24	$22,190	$27,312	$20,320
4/30/24	$21,120	$26,150	$19,452
5/31/24	$21,860	$27,381	$20,069
6/30/24	$21,780	$28,287	$19,880
7/31/24	$22,690	$28,699	$20,897
8/31/24	$23,200	$29,379	$21,457
9/30/24	$23,060	$30,007	$21,755
10/31/24	$22,840	$29,798	$21,516
11/30/24	$24,090	$31,716	$22,890
12/31/24	$22,500	$30,832	$21,324

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Growth & Income VIP Fund	11.00%	8.98%	10.22%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Value Index	14.37%	8.68%	9.52%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Growth & Income VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$107,961,756
Total # of Portfolio Holdings	72
Total Advisory Fees Paid	$705,895
Portfolio Turnover Rate	45%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	23.9
Health Care	17.2
Industrials	16.1
Information Technology	10.0
Consumer Staples	9.4
Consumer Discretionary	7.7
Energy	6.6
Communication Services	4.2
Materials	3.5
Real Estate	0.6
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	3.9
Berkshire Hathaway, Inc., Class B	3.9
Walmart, Inc.	3.7
Philip Morris International, Inc.	3.7
Accenture PLC, Class A	3.1
Fiserv, Inc.	3.0
S&P Global, Inc.	2.7
Regeneron Pharmaceuticals, Inc.	2.7
Citigroup, Inc.	2.7
Johnson & Johnson	2.6
Total	32.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Growth & Income VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian All Cap Core VIP Fund

This annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$90	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 20.10% for the 12 months ended December 31, 2024, compared to the 23.81% return of the Russell 3000® Index (the “Index”), for the same period.

  Looking broadly at the U.S. equity markets in 2024, the Index was up nearly 24%, but the median performance of the Index’s constituents was up less than 4%, and nearly half of the stocks in the Index had a negative return.

  Following strong performance in 2023, the so-called “Magnificent Seven” stocks continued their momentum in 2024 with an average return of over 60%.

  Top detractors from Fund’s performance included stock selection in the technology and industrial sectors. In contrast, stock selection in the health care and energy sectors contributed to the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$12,971
$12,490
10/25/21
12/22
12/23
12/24
Guardian All Cap Core VIP Fund
Russell 3000 Index

	Guardian All Cap Core VIP Fund	Russell 3000 Index
10/25/21	$10,000	$10,000
11/30/21	$10,050	$10,058
12/31/21	$9,850	$9,905
1/31/22	$9,660	$9,689
2/28/22	$9,460	$9,445
3/31/22	$9,660	$9,752
4/30/22	$8,890	$8,876
5/31/22	$8,950	$8,864
6/30/22	$8,280	$8,123
7/31/22	$9,000	$8,885
8/31/22	$8,620	$8,553
9/30/22	$7,890	$7,760
10/31/22	$8,540	$8,397
11/30/22	$8,930	$8,835
12/31/22	$8,460	$8,318
1/31/23	$9,010	$8,890
2/28/23	$8,720	$8,683
3/31/23	$8,940	$8,915
4/30/23	$9,100	$9,010
5/31/23	$9,060	$9,045
6/30/23	$9,650	$9,662
7/31/23	$9,910	$10,009
8/31/23	$9,730	$9,816
9/30/23	$9,280	$9,348
10/31/23	$9,080	$9,100
11/30/23	$9,910	$9,949
12/31/23	$10,400	$10,477
1/31/24	$10,520	$10,593
2/29/24	$11,120	$11,166
3/31/24	$11,480	$11,526
4/30/24	$10,930	$11,019
5/31/24	$11,390	$11,540
6/30/24	$11,670	$11,897
7/31/24	$11,840	$12,118
8/31/24	$12,060	$12,382
9/30/24	$12,230	$12,638
10/31/24	$12,190	$12,545
11/30/24	$12,950	$13,380
12/31/24	$12,490	$12,971

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 10/25/21
Guardian All Cap Core VIP Fund	20.10%	7.23%
Russell 3000 Index	23.81%	29.71%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian All Cap Core VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$180,632,493
Total # of Portfolio Holdings	184
Total Advisory Fees Paid	$765,162
Portfolio Turnover Rate	33%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	27.4
Financials	14.2
Consumer Discretionary	11.8
Industrials	11.4
Health Care	11.0
Communication Services	9.7
Consumer Staples	4.6
Energy	3.5
Utilities	2.3
Materials	2.2
Real Estate	1.7
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.8
Amazon.com, Inc.	5.1
NVIDIA Corp.	4.6
Alphabet, Inc., Class A	3.7
Apple, Inc.	2.9
Meta Platforms, Inc., Class A	2.5
JPMorgan Chase & Co.	1.9
Visa, Inc., Class A	1.8
Marvell Technology, Inc.	1.6
Johnson & Johnson	1.4
Total	32.3

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.78% to 0.93%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian All Cap Core VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Balanced Allocation VIP Fund

This annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$95	0.89%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 13.81% for the 12 months ended December 31, 2024, compared to the 16.26% return of the blended index (the “Index”), an index with similar investment characteristics as the Fund, which consists of the Standard & Poor’s 500® Index and the Bloomberg US Aggregate Bond Index, weighted 65%/35%, respectively, for the same period.

  The Standard & Poor’s 500® Index returned 25.02% for the same period.

  The Bloomberg US Aggregate Bond Index returned 1.25% for the same period.

  In the Fund’s equity allocation, weak performance in the information technology and health care sectors was partially offset by selection in the communication services and energy sectors.

  In the Fund’s fixed income allocation, positioning within investment-grade credit was the primary driver of outperformance relative to the Index, largely due to the industrials and utilities sectors.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index, Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%) and Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
5/2/22
9/22
12/22
3/23
6/23
9/23
12/23
3/24
6/24
9/24
12/24
$14,763
$13,093
$12,690
$10,332
Guardian Balanced Allocation VIP Fund
Standard & Poor's 500 Index
Standard & Poor's 500 (65%)/Bloomberg US Aggregate Bond Index (35%)
Bloomberg US Aggregate Bond Index

	Guardian Balanced Allocation VIP Fund	Standard & Poor’s 500 Index	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000	$10,000	$10,000
5/31/22	$10,020	$9,962	$10,018	$10,125
6/30/22	$9,420	$9,139	$9,426	$9,966
7/31/22	$10,020	$9,982	$10,071	$10,209
8/31/22	$9,700	$9,575	$9,705	$9,921
9/30/22	$8,990	$8,693	$8,977	$9,492
10/31/22	$9,350	$9,397	$9,409	$9,369
11/30/22	$9,810	$9,922	$9,872	$9,714
12/31/22	$9,460	$9,351	$9,486	$9,670
1/31/23	$9,980	$9,938	$9,976	$9,967
2/28/23	$9,720	$9,696	$9,727	$9,710
3/31/23	$10,010	$10,052	$10,046	$9,956
4/30/23	$10,140	$10,208	$10,169	$10,017
5/31/23	$10,090	$10,253	$10,159	$9,908
6/30/23	$10,430	$10,930	$10,583	$9,872
7/31/23	$10,630	$11,281	$10,801	$9,865
8/31/23	$10,490	$11,102	$10,665	$9,802
9/30/23	$10,090	$10,572	$10,240	$9,553
10/31/23	$9,890	$10,350	$10,043	$9,403
11/30/23	$10,680	$11,295	$10,799	$9,828
12/31/23	$11,150	$11,809	$11,262	$10,205
1/31/24	$11,270	$12,007	$11,375	$10,177
2/29/24	$11,640	$12,648	$11,713	$10,033
3/31/24	$11,920	$13,055	$11,996	$10,125
4/30/24	$11,520	$12,522	$11,571	$9,870
5/31/24	$11,910	$13,143	$12,013	$10,037
6/30/24	$12,140	$13,614	$12,333	$10,132
7/31/24	$12,220	$13,780	$12,531	$10,369
8/31/24	$12,480	$14,114	$12,792	$10,518
9/30/24	$12,620	$14,416	$13,030	$10,658
10/31/24	$12,450	$14,285	$12,840	$10,394
11/30/24	$12,990	$15,124	$13,377	$10,504
12/31/24	$12,690	$14,763	$13,093	$10,332

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 5/2/22
Guardian Balanced Allocation VIP Fund	13.81%	9.35%
Standard & Poor’s 500 Index	25.02%	15.73%
Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	16.26%	10.63%
Bloomberg US Aggregate Bond Index	1.25%	1.23%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Balanced Allocation VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$219,177,428
Total # of Portfolio Holdings	483
Total Advisory Fees Paid	$1,075,083
Portfolio Turnover Rate	82%

What were the Fund’s portfolio holdings? (as of December 31, 2024)

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	64.8
Fixed Income	34.5
Cash/Other Assets and Liabilities	0.7

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	20.5
Financials	9.1
Health Care	7.6
Consumer Discretionary	7.2
Industrials	5.4
Communication Services	5.4
Consumer Staples	2.8
Energy	2.5
Utilities	1.9
Materials	1.3
Real Estate	1.1

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	14.8
Agency Mortgage-Backed Securities	9.4
Corporate Bonds & Notes	7.8
Asset-Backed Securities	1.4
U.S. Treasury Bills	0.8
Non-Agency Mortgage-Backed Securities	0.5
Municipals	0.4
Foreign Government	0.2
Agency Mortgage-Backed Securities TBA Sale Commitments	(0.8)
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	4.5
Apple, Inc.	4.5
Microsoft Corp.	4.4
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.8
Berkshire Hathaway, Inc., Class B	1.3
Exxon Mobil Corp.	1.1
Eli Lilly & Co.	1.1
Total	27.3

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.89% to 0.95%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Balanced Allocation VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Equity Income VIP Fund

This annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$66	0.63%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.07% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  U.S. equities rose for four consecutive quarters in 2024, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s underperformance was driven by weak security selection. Weak selection in the consumer staples, materials, and industrials sectors was partially offset by stronger selection in the information technology sector.

  Sector allocation and the Fund’s bottom-up stock selection process also detracted from relative results compared to the Index, driven by an underweight allocation to the financials sector, which was partially offset by an overweight in the utilities sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
5/2/22
9/22
12/22
3/23
6/23
9/23
12/23
3/24
6/24
9/24
12/24
$14,651
$12,584
$12,130
Guardian Equity Income VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Equity Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,340	$9,922	$10,194
6/30/22	$9,570	$9,091	$9,304
7/31/22	$10,090	$9,938	$9,921
8/31/22	$9,820	$9,556	$9,625
9/30/22	$9,080	$8,672	$8,781
10/31/22	$9,990	$9,367	$9,681
11/30/22	$10,660	$9,874	$10,286
12/31/22	$10,260	$9,300	$9,872
1/31/23	$10,610	$9,923	$10,383
2/28/23	$10,200	$9,687	$10,017
3/31/23	$10,100	$9,994	$9,971
4/30/23	$10,280	$10,118	$10,121
5/31/23	$9,880	$10,165	$9,731
6/30/23	$10,470	$10,851	$10,377
7/31/23	$10,870	$11,224	$10,742
8/31/23	$10,580	$11,028	$10,452
9/30/23	$10,180	$10,510	$10,049
10/31/23	$9,890	$10,256	$9,694
11/30/23	$10,490	$11,213	$10,426
12/31/23	$11,020	$11,767	$11,003
1/31/24	$10,770	$11,931	$11,015
2/29/24	$11,010	$12,575	$11,421
3/31/24	$11,540	$12,979	$11,992
4/30/24	$11,190	$12,426	$11,480
5/31/24	$11,580	$13,011	$11,844
6/30/24	$11,450	$13,442	$11,732
7/31/24	$12,010	$13,638	$12,332
8/31/24	$12,320	$13,961	$12,663
9/30/24	$12,490	$14,259	$12,839
10/31/24	$12,370	$14,160	$12,697
11/30/24	$12,880	$15,071	$13,508
12/31/24	$12,130	$14,651	$12,584

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 5/2/22
Guardian Equity Income VIP Fund	10.07%	7.51%
Russell 1000 Index	24.51%	15.40%
Russell 1000 Value Index	14.37%	9.00%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Equity Income VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$124,272,423
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$620,337
Portfolio Turnover Rate	37%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	18.7
Health Care	16.3
Industrials	13.3
Information Technology	9.6
Utilities	8.9
Energy	8.1
Consumer Staples	8.0
Real Estate	5.6
Consumer Discretionary	4.0
Materials	3.3
Communication Services	2.0
Cash/Other Assets and Liabilities	2.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.1
ConocoPhillips	3.1
UnitedHealth Group, Inc.	2.7
Pfizer, Inc.	2.6
Gilead Sciences, Inc.	2.6
Johnson & Johnson	2.5
Merck & Co., Inc.	2.1
Cisco Systems, Inc.	2.1
American International Group, Inc.	1.9
Gaming & Leisure Properties, Inc.	1.8
Total	25.5

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.55% to 0.70%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Equity Income VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Select Mid Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$98	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.43% for the 12 months ended December 31, 2024, compared to the 13.93 % return of the Standard & Poor’s MidCap 400® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Standard & Poor’s MidCap 400® Index as the Fund's regulatory-required index.

  Due to the Fund’s sector neutral philosophy, security selection was the primary contributor to relative return compared to the Index, with stock picking in the industrials sector coming in as the largest contributor to the Fund’s performance for the year. The materials and utilities sectors were also among the top contributors to performance.

  Security selection within the information technology sector was the primary detractor to the Fund’s performance.

  Security selection in the health care and energy sectors also detracted from the Fund’s performance for the year.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Standard & Poor's MidCap 400 Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
10/25/21
12/22
12/23
12/24
$12,971
$11,700
$11,310
Guardian Select Mid Cap Core VIP Fund
Russell 3000 Index
Standard & Poor's MidCap 400 Index

	Guardian Select Mid Cap Core VIP Fund	Russell 3000 Index	Standard & Poor's MidCap 400 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,947
12/31/21	$9,490	$9,905	$9,654
1/31/22	$9,280	$9,689	$9,413
2/28/22	$9,450	$9,445	$9,518
3/31/22	$9,770	$9,752	$9,650
4/30/22	$9,170	$8,876	$8,964
5/31/22	$9,190	$8,864	$9,031
6/30/22	$8,220	$8,123	$8,162
7/31/22	$9,040	$8,885	$9,048
8/31/22	$8,580	$8,553	$8,767
9/30/22	$7,790	$7,760	$7,961
10/31/22	$8,550	$8,397	$8,799
11/30/22	$9,050	$8,835	$9,337
12/31/22	$8,650	$8,318	$8,820
1/31/23	$9,540	$8,890	$9,634
2/28/23	$9,330	$8,683	$9,459
3/31/23	$9,070	$8,915	$9,155
4/30/23	$9,010	$9,010	$9,084
5/31/23	$8,690	$9,045	$8,794
6/30/23	$9,430	$9,662	$9,600
7/31/23	$9,840	$10,009	$9,996
8/31/23	$9,470	$9,816	$9,707
9/30/23	$8,960	$9,348	$9,196
10/31/23	$8,520	$9,100	$8,705
11/30/23	$9,210	$9,949	$9,446
12/31/23	$10,060	$10,477	$10,269
1/31/24	$9,870	$10,593	$10,094
2/29/24	$10,480	$11,166	$10,693
3/31/24	$10,960	$11,526	$11,292
4/30/24	$10,290	$11,019	$10,612
5/31/24	$10,760	$11,540	$11,078
6/30/24	$10,510	$11,897	$10,903
7/31/24	$11,150	$12,118	$11,536
8/31/24	$11,120	$12,382	$11,527
9/30/24	$11,310	$12,638	$11,660
10/31/24	$11,150	$12,545	$11,577
11/30/24	$12,190	$13,380	$12,597
12/31/24	$11,310	$12,971	$11,700

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 10/25/21
Guardian Select Mid Cap Core VIP Fund	12.43%	3.94%
Russell 3000 Index	23.81%	29.71%
Standard & Poor's MidCap 400 Index	13.93%	17.00%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Select Mid Cap Core VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$189,735,610
Total # of Portfolio Holdings	206
Total Advisory Fees Paid	$1,066,280
Portfolio Turnover Rate	47%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	21.7
Financials	17.6
Consumer Discretionary	14.0
Information Technology	10.2
Health Care	9.3
Real Estate	6.7
Materials	6.0
Consumer Staples	4.8
Energy	4.5
Utilities	2.6
Communication Services	1.4
Government	0.1
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Bancorp, Inc.	1.8
XPO, Inc.	1.5
Carlisle Cos., Inc.	1.3
Popular, Inc.	1.2
Expand Energy Corp.	1.2
Esab Corp.	1.2
HEICO Corp., Class A	1.1
Masimo Corp.	1.1
Williams-Sonoma, Inc.	1.1
Flowserve Corp.	1.1
Total	12.6

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.87% to 1.06%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Select Mid Cap Core VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Small-Mid Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Mid Cap Core VIP Fund	$102	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.31% for the 12 months ended December 31, 2024, compared to the 12.00% return of the Russell 2500® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell 2500® Index as the Fund's regulatory-required index.

  Exposure to the materials and real estate sectors and life science tools in the healthcare sector were the largest detractors from performance as many companies within those industries continue to navigate an extended downcycle.

  The Fund’s process continues to rely on evaluating a company’s private market value to determine the risk/reward assessment of investments.

  Stock selection in the health care, real estate, and materials sectors, along with an overweight allocation to the materials sector, detracted from the Fund’s relative performance.

  The Fund’s underweight position compared to the Index in the utilities sector also detracted from the Fund’s relative performance.

  Stock selection in the financials sector and an underweight allocation compared to the Index in the energy sector contributed to the Fund’s relative performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell 2500 Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$12,971
$10,559
$10,270
10/25/21
12/22
12/23
12/24
Guardian Small-Mid Cap Core VIP Fund
Russell 3000 Index
Russell 2500 Index

	Guardian Small-Mid Cap Core VIP Fund	Russell 3000 Index	Russell 2500 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,938
12/31/21	$9,590	$9,905	$9,524
1/31/22	$9,300	$9,689	$9,017
2/28/22	$9,170	$9,445	$9,119
3/31/22	$9,280	$9,752	$9,264
4/30/22	$8,630	$8,876	$8,474
5/31/22	$8,510	$8,864	$8,503
6/30/22	$7,840	$8,123	$7,691
7/31/22	$8,540	$8,885	$8,486
8/31/22	$8,270	$8,553	$8,261
9/30/22	$7,530	$7,760	$7,474
10/31/22	$8,060	$8,397	$8,191
11/30/22	$8,640	$8,835	$8,537
12/31/22	$8,330	$8,318	$8,029
1/31/23	$9,240	$8,890	$8,832
2/28/23	$9,090	$8,683	$8,625
3/31/23	$8,850	$8,915	$8,301
4/30/23	$8,740	$9,010	$8,193
5/31/23	$8,370	$9,045	$8,049
6/30/23	$9,040	$9,662	$8,735
7/31/23	$9,400	$10,009	$9,169
8/31/23	$9,190	$9,816	$8,809
9/30/23	$8,620	$9,348	$8,317
10/31/23	$8,040	$9,100	$7,812
11/30/23	$8,830	$9,949	$8,515
12/31/23	$9,660	$10,477	$9,428
1/31/24	$9,500	$10,593	$9,181
2/29/24	$10,030	$11,166	$9,681
3/31/24	$10,330	$11,526	$10,080
4/30/24	$9,480	$11,019	$9,405
5/31/24	$9,910	$11,540	$9,796
6/30/24	$9,760	$11,897	$9,650
7/31/24	$10,390	$12,118	$10,366
8/31/24	$10,410	$12,382	$10,340
9/30/24	$10,460	$12,638	$10,494
10/31/24	$10,170	$12,545	$10,396
11/30/24	$11,080	$13,380	$11,420
12/31/24	$10,270	$12,971	$10,559

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 10/25/21
Guardian Small-Mid Cap Core VIP Fund	6.31%	0.84%
Russell 3000 Index	23.81%	29.71%
Russell 2500 Index	12.00%	5.59%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Small-Mid Cap Core VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$239,161,064
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$1,630,213
Portfolio Turnover Rate	40%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	18.3
Information Technology	17.9
Health Care	12.9
Consumer Discretionary	9.5
Materials	8.8
Real Estate	8.4
Consumer Staples	1.3
Communication Services	0.5
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.8
Melrose Industries PLC	2.1
Teledyne Technologies, Inc.	2.1
ON Semiconductor Corp.	1.9
HealthEquity, Inc.	1.9
Bio-Rad Laboratories, Inc., Class A	1.8
Regal Rexnord Corp.	1.8
Reinsurance Group of America, Inc.	1.7
Arch Capital Group Ltd.	1.7
Sun Communities, Inc.	1.7
Total	19.5

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.93% to 1.07%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Small-Mid Cap Core VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Strategic Large Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$98	0.89%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 19.73% for the 12 months ended December 31, 2024, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 25.02% for the same period.

  Security selection had a negative impact on relative performance; selection within the technology and communication services sectors detracted, while selection within the healthcare and consumer staples sectors contributed to the Fund’s performance.

  Sector selection also negatively impacted the Fund’s performance; an overweight compared to the Index to the healthcare sector and an underweight to the industrials sector detracted, while underweights to the materials and real estate sectors contributed to the Fund’s relative performance.

  The Fund focused on adding high-quality companies with strong cash-flow, increasing exposure to defensive securities and reducing higher-risk securities.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$13,532
$13,350
10/25/21
12/22
12/23
12/24
Guardian Strategic Large Cap Core VIP Fund
Standard & Poor's 500 Index

	Guardian Strategic Large Cap Core VIP Fund	Standard & Poor’s 500 Index
10/25/21	$10,000	$10,000
11/30/21	$10,010	$10,087
12/31/21	$9,820	$10,017
1/31/22	$9,850	$9,924
2/28/22	$9,570	$9,627
3/31/22	$9,910	$9,985
4/30/22	$9,300	$9,114
5/31/22	$9,390	$9,131
6/30/22	$8,900	$8,377
7/31/22	$9,400	$9,150
8/31/22	$9,090	$8,776
9/30/22	$8,400	$7,968
10/31/22	$9,140	$8,613
11/30/22	$9,620	$9,095
12/31/22	$9,280	$8,571
1/31/23	$9,530	$9,109
2/28/23	$9,260	$8,887
3/31/23	$9,610	$9,213
4/30/23	$9,870	$9,357
5/31/23	$9,910	$9,398
6/30/23	$10,380	$10,019
7/31/23	$10,590	$10,340
8/31/23	$10,520	$10,176
9/30/23	$10,120	$9,691
10/31/23	$10,130	$9,487
11/30/23	$10,880	$10,353
12/31/23	$11,150	$10,824
1/31/24	$11,490	$11,005
2/29/24	$11,830	$11,593
3/31/24	$12,120	$11,966
4/30/24	$11,660	$11,477
5/31/24	$12,100	$12,046
6/30/24	$12,580	$12,479
7/31/24	$12,810	$12,631
8/31/24	$13,110	$12,937
9/30/24	$13,270	$13,213
10/31/24	$13,140	$13,093
11/30/24	$13,680	$13,862
12/31/24	$13,350	$13,532

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 10/25/21
Guardian Strategic Large Cap Core VIP Fund	19.73%	9.49%
Standard & Poor’s 500 Index	25.02%	35.32%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Strategic Large Cap Core VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$211,841,559
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$1,220,922
Portfolio Turnover Rate	33%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	30.7
Financials	15.8
Health Care	11.7
Consumer Discretionary	9.5
Industrials	9.4
Communication Services	8.5
Consumer Staples	6.2
Energy	2.2
Utilities	2.0
Real Estate	1.1
Materials	1.0
Cash/Other Assets and Liabilities	1.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.3
Apple, Inc.	4.3
Alphabet, Inc., Class C	4.0
Broadcom, Inc.	3.8
Amazon.com, Inc.	2.9
Fiserv, Inc.	2.4
NVIDIA Corp.	2.3
AbbVie, Inc.	2.2
Visa, Inc., Class A	2.0
Merck & Co., Inc.	1.8
Total	34.0

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.91%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Strategic Large Cap Core VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Integrated Research VIP Fund

This annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$96	0.85%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 25.85% for the 12 months ended December 31, 2024, compared to the 25.02% return of the Standard & Poor’s 500® Index (the “Index”) for the same period.

  U.S. equities rose in 2024 amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s performance was driven by strong security selection. Security selection in the information technology, health care, and communication services sectors was partially offset by weak security selection in the consumer staples, consumer discretionary, and energy sectors.

  Sector allocation and the Fund’s bottom-up stock selection process also contributed to the Fund’s performance relative to the Index. Contributing most to the Fund’s performance was an underweight allocation compared to the Index in the materials and consumer staples sectors, which was partially offset by an overweight to the health care sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index. The Fund replaced its subadviser effective October 1, 2019 and October 12, 2021, respectively, and modified its principal investment strategies.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$31,338
$26,970
Guardian Integrated Research VIP Fund
Standard & Poor's 500 Index

	Guardian Integrated Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,090	$10,183
1/31/17	$10,460	$10,582
2/28/17	$10,890	$11,002
3/31/17	$10,840	$11,015
4/30/17	$10,890	$11,128
5/31/17	$11,020	$11,284
6/30/17	$11,100	$11,355
7/31/17	$11,290	$11,588
8/31/17	$11,290	$11,624
9/30/17	$11,530	$11,864
10/31/17	$11,770	$12,140
11/30/17	$12,140	$12,513
12/31/17	$12,280	$12,652
1/31/18	$12,930	$13,376
2/28/18	$12,390	$12,883
3/31/18	$12,040	$12,556
4/30/18	$12,110	$12,604
5/31/18	$12,360	$12,907
6/30/18	$12,350	$12,987
7/31/18	$12,800	$13,470
8/31/18	$13,220	$13,909
9/30/18	$13,290	$13,988
10/31/18	$12,330	$13,032
11/30/18	$12,480	$13,298
12/31/18	$11,260	$12,097
1/31/19	$12,260	$13,067
2/28/19	$12,590	$13,486
3/31/19	$12,650	$13,748
4/30/19	$13,100	$14,305
5/31/19	$12,180	$13,396
6/30/19	$12,990	$14,340
7/31/19	$13,240	$14,546
8/31/19	$12,900	$14,315
9/30/19	$13,200	$14,583
10/31/19	$13,390	$14,899
11/30/19	$13,870	$15,440
12/31/19	$14,310	$15,906
1/31/20	$14,460	$15,900
2/29/20	$13,350	$14,591
3/31/20	$11,830	$12,789
4/30/20	$13,360	$14,428
5/31/20	$13,920	$15,115
6/30/20	$14,210	$15,416
7/31/20	$14,910	$16,285
8/31/20	$15,940	$17,456
9/30/20	$15,300	$16,793
10/31/20	$14,800	$16,346
11/30/20	$16,390	$18,135
12/31/20	$17,060	$18,833
1/31/21	$16,910	$18,642
2/28/21	$17,430	$19,157
3/31/21	$18,370	$19,995
4/30/21	$19,360	$21,063
5/31/21	$19,520	$21,210
6/30/21	$19,940	$21,705
7/31/21	$20,280	$22,220
8/31/21	$20,950	$22,896
9/30/21	$19,760	$21,831
10/31/21	$21,160	$23,361
11/30/21	$20,930	$23,199
12/31/21	$21,860	$24,239
1/31/22	$20,730	$22,984
2/28/22	$19,890	$22,296
3/31/22	$20,370	$23,124
4/30/22	$18,590	$21,107
5/31/22	$18,640	$21,146
6/30/22	$17,090	$19,401
7/31/22	$18,590	$21,190
8/31/22	$17,890	$20,325
9/30/22	$16,290	$18,453
10/31/22	$17,390	$19,947
11/30/22	$18,260	$21,062
12/31/22	$17,240	$19,849
1/31/23	$18,250	$21,096
2/28/23	$17,670	$20,581
3/31/23	$18,370	$21,337
4/30/23	$18,650	$21,670
5/31/23	$18,730	$21,764
6/30/23	$19,810	$23,202
7/31/23	$20,400	$23,947
8/31/23	$20,100	$23,566
9/30/23	$19,100	$22,443
10/31/23	$18,890	$21,971
11/30/23	$20,490	$23,977
12/31/23	$21,430	$25,066
1/31/24	$22,030	$25,488
2/29/24	$23,440	$26,849
3/31/24	$24,100	$27,712
4/30/24	$23,220	$26,581
5/31/24	$24,190	$27,899
6/30/24	$25,080	$28,900
7/31/24	$25,030	$29,251
8/31/24	$25,750	$29,961
9/30/24	$26,200	$30,601
10/31/24	$25,910	$30,323
11/30/24	$27,390	$32,103
12/31/24	$26,970	$31,338

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Integrated Research VIP Fund	25.85%	13.51%	12.64%
Standard & Poor’s 500 Index	25.02%	14.53%	14.69%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Integrated Research VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$285,924,464
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$1,510,558
Portfolio Turnover Rate	30%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Financials	13.3
Consumer Discretionary	11.8
Health Care	11.3
Communication Services	9.4
Industrials	9.3
Consumer Staples	4.0
Energy	3.1
Utilities	2.6
Real Estate	2.1
Materials	0.9
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Apple, Inc.	8.2
NVIDIA Corp.	7.1
Microsoft Corp.	6.6
Amazon.com, Inc.	5.2
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
JPMorgan Chase & Co.	2.5
Mastercard, Inc., Class A	2.1
Eli Lilly & Co.	2.0
Total	44.6

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 0.84% to 0.97%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Integrated Research VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian International Equity VIP Fund

This annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342). This report describes material Fund changes.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Value VIP Fund	$113	1.11%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index. The Fund replaced its subadviser and modified its principal investment strategies as of February 17, 2022.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$16,563
$13,720
Guardian International Equity VIP Fund
MSCI EAFE Index

	Guardian International Equity VIP Fund	MSCI EAFE Index
9/1/16	$10,000	$10,000
10/31/16	$10,110	$10,069
11/30/16	$9,670	$9,863
12/31/16	$9,460	$9,666
1/31/17	$9,760	$10,287
2/28/17	$9,870	$10,434
3/31/17	$10,150	$10,721
4/30/17	$10,460	$10,994
5/31/17	$10,850	$11,397
6/30/17	$10,790	$11,377
7/31/17	$11,140	$11,705
8/31/17	$11,100	$11,701
9/30/17	$11,300	$11,992
10/31/17	$11,470	$12,174
11/30/17	$11,660	$12,302
12/31/17	$11,800	$12,499
1/31/18	$12,390	$13,126
2/28/18	$11,720	$12,534
3/31/18	$11,740	$12,308
4/30/18	$11,620	$12,589
5/31/18	$11,450	$12,306
6/30/18	$11,300	$12,156
7/31/18	$11,480	$12,455
8/31/18	$11,260	$12,214
9/30/18	$11,380	$12,320
10/31/18	$10,530	$11,340
11/30/18	$10,510	$11,325
12/31/18	$10,010	$10,776
1/31/19	$10,570	$11,484
2/28/19	$10,930	$11,776
3/31/19	$11,020	$11,851
4/30/19	$11,340	$12,184
5/31/19	$10,960	$11,599
6/30/19	$11,580	$12,287
7/31/19	$11,350	$12,131
8/31/19	$11,110	$11,817
9/30/19	$11,400	$12,155
10/31/19	$11,640	$12,592
11/30/19	$11,720	$12,734
12/31/19	$12,150	$13,148
1/31/20	$11,920	$12,873
2/29/20	$11,040	$11,709
3/31/20	$9,290	$10,147
4/30/20	$9,840	$10,802
5/31/20	$10,360	$11,272
6/30/20	$10,640	$11,656
7/31/20	$11,080	$11,928
8/31/20	$11,660	$12,541
9/30/20	$11,410	$12,215
10/31/20	$10,910	$11,728
11/30/20	$12,520	$13,546
12/31/20	$13,160	$14,175
1/31/21	$12,860	$14,024
2/28/21	$13,050	$14,339
3/31/21	$13,390	$14,669
4/30/21	$13,810	$15,110
5/31/21	$14,140	$15,603
6/30/21	$13,840	$15,427
7/31/21	$13,930	$15,543
8/31/21	$14,280	$15,817
9/30/21	$13,840	$15,358
10/31/21	$14,170	$15,736
11/30/21	$13,370	$15,004
12/31/21	$13,870	$15,772
1/31/22	$13,330	$15,010
2/28/22	$12,770	$14,744
3/31/22	$12,660	$14,839
4/30/22	$11,800	$13,879
5/31/22	$11,950	$13,983
6/30/22	$10,820	$12,686
7/31/22	$11,330	$13,318
8/31/22	$10,590	$12,685
9/30/22	$9,560	$11,499
10/31/22	$10,190	$12,117
11/30/22	$11,580	$13,482
12/31/22	$11,390	$13,493
1/31/23	$12,400	$14,585
2/28/23	$12,040	$14,281
3/31/23	$12,430	$14,635
4/30/23	$12,680	$15,048
5/31/23	$12,300	$14,411
6/30/23	$12,780	$15,067
7/31/23	$13,020	$15,555
8/31/23	$12,410	$14,959
9/30/23	$11,950	$14,448
10/31/23	$11,620	$13,862
11/30/23	$12,560	$15,149
12/31/23	$13,160	$15,953
1/31/24	$13,090	$16,045
2/29/24	$13,530	$16,339
3/31/24	$13,900	$16,876
4/30/24	$13,610	$16,444
5/31/24	$14,170	$17,081
6/30/24	$13,940	$16,805
7/31/24	$14,350	$17,298
8/31/24	$14,820	$17,861
9/30/24	$14,890	$18,026
10/31/24	$14,090	$17,046
11/30/24	$13,980	$16,949
12/31/24	$13,720	$16,563

How did the Fund perform last year and what affected its performance?

  The Fund returned 4.26% for the 12 months ended December 31, 2024, compared to the 3.82% return of the MSCI® EAFE® Index (the “Index”), for the same period.

  In 2024 international stock markets achieved strong gains, despite periods of volatility driven by shifting economic expectations as well as geopolitical tensions and policy changes.

  The Fund’s mixture of stock selection and sector allocation drove the Fund’s returns during the period.

  At the sector level, stock selection within the healthcare sector was particularly strong. Holdings within the communication services and information technology sectors also contributed to the Fund’s performance, where the artificial intelligence (AI) theme continued to drive returns. The Fund’s underweight compared to the Index in the materials sector also contributed to Fund’s outperformance.

  Conversely, holdings in the consumer discretionary and industrials sectors detracted from performance, alongside an underweight compared to the Index in the financials sector, as some of the more cyclical sectors outperformed as investors anticipated policy shifts that have the potential to spur economic growth.

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Equity VIP Fund	4.26%	2.46%	3.87%
MSCI EAFE Index	3.82%	4.73%	6.24%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian International Equity VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$225,568,628
Total # of Portfolio Holdings	99
Total Advisory Fees Paid	$1,859,126
Portfolio Turnover Rate	32%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	19.8
Industrials	17.5
Health Care	15.5
Consumer Discretionary	11.8
Information Technology	11.4
Consumer Staples	9.3
Communication Services	5.8
Materials	3.4
Energy	2.4
Utilities	2.3
Real Estate	0.5
Cash/Other Assets and Liabilities	0.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.9
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.8
Shell PLC (United Kingdom)	2.4
Unilever PLC (United Kingdom)	2.3
Roche Holding AG (Switzerland)	2.3
ASML Holding NV (Netherlands)	2.1
AstraZeneca PLC (United Kingdom)	2.0
Siemens AG (Germany)	1.9
Hitachi Ltd. (Japan)	1.9
Schneider Electric SE (France)	1.9
Total	23.5

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	44.9
Asia-Pacific	29.8
United Kingdom	20.1
North America	4.9
Cash/Other Assets and Liabilities	0.3
Total	100.0

What were the material changes that have occurred since the beginning of the reporting period?

This is a summary of material changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the Fund's contact information shown above.

Effective May 1, 2024, the expense limitation for “Fee Waiver and/or Expense Reimbursement” increased from 1.08% to 1.13%, resulting in higher Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian International Equity VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian International Growth VIP Fund

This annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$120	1.17%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index and MSCI EAFE Growth Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$16,860
$16,676
$16,563
Guardian International Growth VIP Fund
MSCI EAFE Index
MSCI EAFE Growth Index

	Guardian International Growth VIP Fund	MSCI EAFE Index	MSCI EAFE Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,100	$10,069	$10,098
11/30/16	$9,720	$9,863	$9,663
12/31/16	$9,440	$9,666	$9,333
1/31/17	$10,020	$10,287	$9,861
2/28/17	$10,190	$10,434	$10,080
3/31/17	$10,570	$10,721	$10,353
4/30/17	$11,030	$10,994	$10,664
5/31/17	$11,590	$11,397	$11,204
6/30/17	$11,450	$11,377	$11,131
7/31/17	$11,800	$11,705	$11,401
8/31/17	$11,930	$11,701	$11,464
9/30/17	$12,170	$11,992	$11,681
10/31/17	$12,490	$12,174	$11,947
11/30/17	$12,550	$12,302	$12,090
12/31/17	$12,610	$12,499	$12,293
1/31/18	$13,260	$13,126	$12,863
2/28/18	$12,590	$12,534	$12,313
3/31/18	$12,500	$12,308	$12,165
4/30/18	$12,260	$12,589	$12,348
5/31/18	$12,290	$12,306	$12,323
6/30/18	$12,120	$12,156	$12,178
7/31/18	$12,290	$12,455	$12,430
8/31/18	$12,080	$12,214	$12,395
9/30/18	$11,920	$12,320	$12,364
10/31/18	$10,740	$11,340	$11,225
11/30/18	$10,800	$11,325	$11,259
12/31/18	$10,240	$10,776	$10,716
1/31/19	$10,800	$11,484	$11,407
2/28/19	$11,270	$11,776	$11,800
3/31/19	$11,610	$11,851	$12,007
4/30/19	$12,090	$12,184	$12,400
5/31/19	$11,530	$11,599	$11,920
6/30/19	$12,400	$12,287	$12,695
7/31/19	$12,210	$12,131	$12,649
8/31/19	$12,210	$11,817	$12,495
9/30/19	$12,300	$12,155	$12,638
10/31/19	$12,750	$12,592	$13,090
11/30/19	$12,950	$12,734	$13,325
12/31/19	$13,530	$13,148	$13,706
1/31/20	$13,330	$12,873	$13,627
2/29/20	$12,560	$11,709	$12,451
3/31/20	$11,460	$10,147	$11,306
4/30/20	$12,270	$10,802	$12,143
5/31/20	$13,190	$11,272	$12,807
6/30/20	$13,950	$11,656	$13,222
7/31/20	$14,780	$11,928	$13,815
8/31/20	$15,460	$12,541	$14,430
9/30/20	$15,350	$12,215	$14,336
10/31/20	$14,890	$11,728	$13,768
11/30/20	$16,400	$13,546	$15,459
12/31/20	$17,340	$14,175	$16,213
1/31/21	$17,180	$14,024	$15,993
2/28/21	$17,040	$14,339	$15,938
3/31/21	$16,990	$14,669	$16,121
4/30/21	$17,770	$15,110	$16,800
5/31/21	$18,290	$15,603	$17,309
6/30/21	$18,390	$15,427	$17,317
7/31/21	$18,970	$15,543	$17,615
8/31/21	$19,600	$15,817	$18,030
9/30/21	$18,420	$15,358	$17,329
10/31/21	$19,200	$15,736	$17,896
11/30/21	$18,590	$15,004	$17,290
12/31/21	$19,210	$15,772	$18,037
1/31/22	$17,030	$15,010	$16,144
2/28/22	$16,190	$14,744	$15,786
3/31/22	$16,040	$14,839	$15,883
4/30/22	$14,450	$13,879	$14,612
5/31/22	$14,360	$13,983	$14,442
6/30/22	$13,270	$12,686	$13,202
7/31/22	$14,330	$13,318	$14,248
8/31/22	$13,270	$12,685	$13,384
9/30/22	$12,050	$11,499	$12,081
10/31/22	$12,490	$12,117	$12,603
11/30/22	$14,310	$13,482	$14,057
12/31/22	$13,780	$13,493	$13,899
1/31/23	$15,030	$14,585	$15,079
2/28/23	$14,420	$14,281	$14,657
3/31/23	$15,300	$14,635	$15,440
4/30/23	$15,660	$15,048	$15,815
5/31/23	$15,300	$14,411	$15,327
6/30/23	$15,740	$15,067	$15,869
7/31/23	$15,950	$15,555	$16,180
8/31/23	$15,120	$14,959	$15,421
9/30/23	$14,260	$14,448	$14,497
10/31/23	$13,900	$13,862	$13,962
11/30/23	$15,190	$15,149	$15,457
12/31/23	$16,010	$15,953	$16,342
1/31/24	$16,080	$16,045	$16,535
2/29/24	$16,760	$16,339	$17,094
3/31/24	$17,230	$16,876	$17,491
4/30/24	$16,440	$16,444	$16,797
5/31/24	$17,240	$17,081	$17,437
6/30/24	$17,230	$16,805	$17,359
7/31/24	$17,430	$17,298	$17,573
8/31/24	$18,170	$17,861	$18,266
9/30/24	$18,180	$18,026	$18,345
10/31/24	$17,150	$17,046	$17,212
11/30/24	$17,400	$16,949	$17,150
12/31/24	$16,860	$16,563	$16,676

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.31%, for the 12 months ended December 31, 2024, compared to the 2.05% return of the MSCI® EAFE® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 3.82% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the replacement for the MSCI® EAFE® Growth Index as the Fund's regulatory-required index.

  It was a positive year for international markets (MSCI EAFE Index +3.82%), but growth stocks (MSCI EAFE Growth Index +2.05%) lagged their value counterparts (MSCI EAFE Value Index +5.68%).

  At the sector level, stock selection in the financials and information technology sectors contributed to the Fund’s performance, while stock selection in the utilities and healthcare sectors detracted from the Fund’s performance.

  At the regional level, stock selection in Japan and the United Kingdom was positive, while stock selection in continental Europe and an underweight exposure compared to the Index in the Pacific Rim detracted from the Fund’s performance.

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Growth VIP Fund	5.31%	4.50%	6.47%
MSCI EAFE Index	3.82%	4.73%	6.24%
MSCI EAFE Growth Index	2.05%	4.00%	6.33%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian International Growth VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$78,981,615
Total # of Portfolio Holdings	66
Total Advisory Fees Paid	$611,993
Portfolio Turnover Rate	27%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	24.0
Information Technology	15.9
Consumer Discretionary	15.4
Financials	15.1
Health Care	12.6
Materials	6.8
Consumer Staples	5.5
Utilities	1.3
Communication Services	1.1
Real Estate	0.9
Cash/Other Assets and Liabilities	1.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

ASML Holding NV (Netherlands)	4.4
Sony Group Corp. (Japan)	3.8
Novo Nordisk AS, Class B (Denmark)	3.7
Safran SA (France)	3.5
Recruit Holdings Co. Ltd. (Japan)	3.2
RELX PLC (United Kingdom)	3.0
Air Liquide SA (France)	2.8
InterContinental Hotels Group PLC (United Kingdom)	2.7
London Stock Exchange Group PLC (United Kingdom)	2.5
Hitachi Ltd. (Japan)	2.5
Total	32.1

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	48.5
Asia-Pacific	29.3
United Kingdom	18.4
North America	2.4
Cash/Other Assets and Liabilities	1.4
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian International Growth VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Large Cap Disciplined Growth VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$100	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 28.84% for the 12 months ended December 31, 2024, compared to the 33.36% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Growth Index as the Fund's regulatory-required index.

  U.S. equities rose in 2024 amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts.

  The Fund’s performance was impacted by weak security selection. Selection in information technology (IT), consumer staples, and consumer discretionary was partially offset by strong selection in health care, communications services, and financials.

  Sector allocation and the Fund’s bottom-up stock selection process also detracted from relative results. The Fund’s overweight allocation compared to the Index in the health care sector and an underweight to the consumer discretionary sector detracted but was partially offset by its underweight to the consumer staples sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Growth Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$42,184
$35,920
$30,832
Guardian Large Cap Disciplined Growth VIP Fund
Russell 1000 Index
Russell 1000 Growth Index

	Guardian Large Cap Disciplined Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,960	$10,006	$10,021
11/30/16	$9,710	$9,811	$9,786
12/31/16	$9,820	$10,197	$9,999
1/31/17	$10,220	$10,598	$10,464
2/28/17	$10,640	$11,008	$10,898
3/31/17	$10,770	$11,015	$11,024
4/30/17	$11,040	$11,131	$11,276
5/31/17	$11,390	$11,274	$11,569
6/30/17	$11,270	$11,352	$11,539
7/31/17	$11,590	$11,577	$11,846
8/31/17	$11,700	$11,613	$12,063
9/30/17	$11,730	$11,861	$12,220
10/31/17	$12,210	$12,133	$12,693
11/30/17	$12,560	$12,503	$13,079
12/31/17	$12,670	$12,642	$13,181
1/31/18	$13,630	$13,336	$14,114
2/28/18	$13,320	$12,846	$13,744
3/31/18	$13,020	$12,555	$13,367
4/30/18	$12,940	$12,597	$13,414
5/31/18	$13,560	$12,919	$14,002
6/30/18	$13,780	$13,003	$14,137
7/31/18	$14,120	$13,451	$14,552
8/31/18	$14,930	$13,915	$15,347
9/30/18	$14,990	$13,968	$15,433
10/31/18	$13,530	$12,979	$14,053
11/30/18	$13,720	$13,243	$14,202
12/31/18	$12,520	$12,037	$12,981
1/31/19	$13,820	$13,046	$14,148
2/28/19	$14,420	$13,488	$14,654
3/31/19	$14,710	$13,723	$15,071
4/30/19	$15,520	$14,277	$15,752
5/31/19	$14,550	$13,367	$14,757
6/30/19	$15,510	$14,305	$15,770
7/31/19	$15,820	$14,527	$16,127
8/31/19	$15,470	$14,261	$16,003
9/30/19	$15,650	$14,509	$16,005
10/31/19	$16,100	$14,816	$16,456
11/30/19	$16,930	$15,376	$17,186
12/31/19	$17,470	$15,820	$17,705
1/31/20	$17,870	$15,837	$18,101
2/29/20	$16,530	$14,543	$16,868
3/31/20	$14,790	$12,621	$15,209
4/30/20	$16,990	$14,289	$17,459
5/31/20	$18,160	$15,043	$18,631
6/30/20	$18,910	$15,375	$19,442
7/31/20	$20,190	$16,276	$20,938
8/31/20	$22,200	$17,470	$23,099
9/30/20	$21,320	$16,832	$22,012
10/31/20	$20,510	$16,426	$21,265
11/30/20	$22,770	$18,360	$23,442
12/31/20	$23,830	$19,136	$24,520
1/31/21	$23,520	$18,979	$24,339
2/28/21	$23,700	$19,529	$24,333
3/31/21	$24,130	$20,268	$24,751
4/30/21	$25,610	$21,359	$26,435
5/31/21	$25,190	$21,460	$26,069
6/30/21	$26,550	$21,998	$27,705
7/31/21	$27,300	$22,455	$28,618
8/31/21	$28,210	$23,105	$29,688
9/30/21	$26,620	$22,044	$28,025
10/31/21	$28,530	$23,573	$30,453
11/30/21	$28,180	$23,257	$30,639
12/31/21	$28,690	$24,199	$31,287
1/31/22	$26,260	$22,835	$28,602
2/28/22	$24,980	$22,208	$27,387
3/31/22	$25,860	$22,957	$28,458
4/30/22	$22,870	$20,911	$25,021
5/31/22	$22,230	$20,879	$24,440
6/30/22	$20,190	$19,131	$22,504
7/31/22	$22,660	$20,912	$25,205
8/31/22	$21,560	$20,109	$24,031
9/30/22	$19,370	$18,249	$21,694
10/31/22	$20,310	$19,712	$22,962
11/30/22	$21,180	$20,779	$24,009
12/31/22	$19,650	$19,570	$22,171
1/31/23	$21,460	$20,883	$24,019
2/28/23	$21,020	$20,386	$23,733
3/31/23	$22,480	$21,031	$25,356
4/30/23	$22,710	$21,291	$25,606
5/31/23	$23,720	$21,390	$26,773
6/30/23	$25,460	$22,835	$28,604
7/31/23	$26,090	$23,620	$29,567
8/31/23	$25,760	$23,207	$29,302
9/30/23	$24,360	$22,116	$27,708
10/31/23	$24,060	$21,582	$27,314
11/30/23	$26,580	$23,597	$30,291
12/31/23	$27,880	$24,762	$31,633
1/31/24	$28,770	$25,108	$32,422
2/29/24	$31,090	$26,464	$34,634
3/31/24	$31,630	$27,312	$35,243
4/30/24	$30,120	$26,150	$33,749
5/31/24	$31,290	$27,381	$35,769
6/30/24	$33,180	$28,287	$38,181
7/31/24	$32,550	$28,699	$37,531
8/31/24	$33,360	$29,379	$38,313
9/30/24	$34,210	$30,007	$39,399
10/31/24	$33,800	$29,798	$39,268
11/30/24	$35,730	$31,716	$41,815
12/31/24	$35,920	$30,832	$42,184

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Growth VIP Fund	28.84%	15.51%	16.58%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Growth Index	33.36%	18.96%	18.86%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Disciplined Growth VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$391,777,706
Total # of Portfolio Holdings	64
Total Advisory Fees Paid	$2,211,381
Portfolio Turnover Rate	33%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	47.6
Consumer Discretionary	14.8
Communication Services	14.7
Health Care	8.2
Financials	6.4
Industrials	4.5
Consumer Staples	1.3
Materials	1.1
Real Estate	0.9
Energy	0.3
Utilities	0.2
Cash/Other Assets and Liabilities	0.0
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	9.2
Apple, Inc.	9.1
Microsoft Corp.	7.1
Amazon.com, Inc.	5.7
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	4.9
Tesla, Inc.	3.3
Eli Lilly & Co.	3.0
Mastercard, Inc., Class A	2.9
Total	55.2

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Disciplined Growth VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Large Cap Disciplined Value VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$105	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 15.52% for the 12 months ended December 31, 2024, compared to the 14.37% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Value Index as the Fund's regulatory-required index.

  Stock selection and sector allocation both contributed positively to the Fund’s performance during the year.

  The Fund’s performance was driven by positive stock selection within the financials, technology, and materials sectors.

  Stock selection lagged in the energy sector from underperforming oil and gas stocks, and an underweight compared to the Index in the utilities sector detracted from the Fund’s relative performance.

  2024 produced positive results for equities, with growth stocks outperforming value stocks and large-cap securities beating smaller-cap stocks. The so-called “Magnificent Seven” were at the heart of this trend, recapturing new highs to close out the year after appearing to lose momentum during the summer.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$30,832
$23,150
$21,324
Guardian Large Cap Disciplined Value VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Large Cap Disciplined Value VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,006	$9,990
11/30/16	$9,850	$9,811	$9,836
12/31/16	$10,640	$10,197	$10,397
1/31/17	$10,840	$10,598	$10,733
2/28/17	$11,270	$11,008	$11,119
3/31/17	$11,190	$11,015	$11,006
4/30/17	$11,200	$11,131	$10,985
5/31/17	$11,220	$11,274	$10,974
6/30/17	$11,460	$11,352	$11,154
7/31/17	$11,610	$11,577	$11,302
8/31/17	$11,620	$11,613	$11,170
9/30/17	$11,980	$11,861	$11,501
10/31/17	$12,200	$12,133	$11,585
11/30/17	$12,550	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,530	$13,336	$12,582
2/28/18	$12,950	$12,846	$11,981
3/31/18	$12,600	$12,555	$11,770
4/30/18	$12,530	$12,597	$11,809
5/31/18	$12,480	$12,919	$11,879
6/30/18	$12,390	$13,003	$11,909
7/31/18	$12,980	$13,451	$12,380
8/31/18	$13,240	$13,915	$12,563
9/30/18	$13,330	$13,968	$12,588
10/31/18	$12,490	$12,979	$11,936
11/30/18	$12,780	$13,243	$12,292
12/31/18	$11,450	$12,037	$11,112
1/31/19	$12,360	$13,046	$11,977
2/28/19	$12,610	$13,488	$12,360
3/31/19	$12,520	$13,723	$12,438
4/30/19	$13,000	$14,277	$12,879
5/31/19	$12,110	$13,367	$12,051
6/30/19	$12,880	$14,305	$12,916
7/31/19	$13,060	$14,527	$13,024
8/31/19	$12,690	$14,261	$12,641
9/30/19	$13,080	$14,509	$13,092
10/31/19	$13,300	$14,816	$13,275
11/30/19	$13,720	$15,376	$13,685
12/31/19	$14,130	$15,820	$14,061
1/31/20	$13,540	$15,837	$13,759
2/29/20	$12,250	$14,543	$12,426
3/31/20	$9,950	$12,621	$10,303
4/30/20	$11,180	$14,289	$11,461
5/31/20	$11,600	$15,043	$11,854
6/30/20	$11,620	$15,375	$11,775
7/31/20	$12,100	$16,276	$12,241
8/31/20	$12,450	$17,470	$12,747
9/30/20	$12,050	$16,832	$12,434
10/31/20	$11,980	$16,426	$12,270
11/30/20	$13,750	$18,360	$13,921
12/31/20	$14,300	$19,136	$14,455
1/31/21	$14,180	$18,979	$14,322
2/28/21	$15,260	$19,529	$15,188
3/31/21	$16,430	$20,268	$16,081
4/30/21	$17,030	$21,359	$16,724
5/31/21	$17,620	$21,460	$17,115
6/30/21	$17,310	$21,998	$16,919
7/31/21	$17,320	$22,455	$17,054
8/31/21	$17,600	$23,105	$17,392
9/30/21	$16,990	$22,044	$16,787
10/31/21	$17,800	$23,573	$17,639
11/30/21	$17,380	$23,257	$17,018
12/31/21	$18,570	$24,199	$18,091
1/31/22	$18,590	$22,835	$17,670
2/28/22	$18,440	$22,208	$17,465
3/31/22	$18,700	$22,957	$17,958
4/30/22	$17,670	$20,911	$16,945
5/31/22	$18,270	$20,879	$17,274
6/30/22	$16,570	$19,131	$15,765
7/31/22	$17,590	$20,912	$16,811
8/31/22	$17,120	$20,109	$16,310
9/30/22	$15,700	$18,249	$14,879
10/31/22	$17,520	$19,712	$16,405
11/30/22	$18,490	$20,779	$17,430
12/31/22	$17,660	$19,570	$16,728
1/31/23	$18,480	$20,883	$17,594
2/28/23	$17,890	$20,386	$16,974
3/31/23	$17,540	$21,031	$16,896
4/30/23	$17,580	$21,291	$17,150
5/31/23	$17,120	$21,390	$16,489
6/30/23	$18,330	$22,835	$17,584
7/31/23	$19,090	$23,620	$18,203
8/31/23	$18,910	$23,207	$17,711
9/30/23	$18,420	$22,116	$17,028
10/31/23	$17,760	$21,582	$16,427
11/30/23	$18,930	$23,597	$17,666
12/31/23	$20,040	$24,762	$18,645
1/31/24	$20,280	$25,108	$18,664
2/29/24	$21,160	$26,464	$19,353
3/31/24	$22,440	$27,312	$20,320
4/30/24	$21,520	$26,150	$19,452
5/31/24	$22,230	$27,381	$20,069
6/30/24	$22,110	$28,287	$19,880
7/31/24	$22,940	$28,699	$20,897
8/31/24	$23,260	$29,379	$21,457
9/30/24	$23,410	$30,007	$21,755
10/31/24	$23,390	$29,798	$21,516
11/30/24	$24,910	$31,716	$22,890
12/31/24	$23,150	$30,832	$21,324

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Value VIP Fund	15.52%	10.38%	10.60%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Value Index	14.37%	8.68%	9.52%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Disciplined Value VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$91,947,109
Total # of Portfolio Holdings	88
Total Advisory Fees Paid	$624,789
Portfolio Turnover Rate	56%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	23.0
Industrials	17.6
Health Care	12.5
Information Technology	11.1
Consumer Staples	7.7
Energy	7.6
Communication Services	5.9
Consumer Discretionary	5.3
Materials	4.5
Utilities	4.0
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.9
Alphabet, Inc., Class A	2.8
Oracle Corp.	2.4
Philip Morris International, Inc.	2.3
Honeywell International, Inc.	2.2
AbbVie, Inc.	2.2
UnitedHealth Group, Inc.	2.1
Sysco Corp.	1.9
LPL Financial Holdings, Inc.	1.9
CRH PLC	1.8
Total	24.5

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Disciplined Value VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Large Cap Fundamental Growth VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$114	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 30.08% for the 12 months ended December 31, 2024, compared to the 33.36% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 24.51% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the replacement for the Russell 1000® Growth Index as the Fund's regulatory-required index.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate path was a drag on sentiment across U.S. equity markets.

  Sector allocation across all sectors detracted from the Fund’s performance, with health care and industrials sectors as the largest detractors.

  Consumer discretionary was the second largest sector detractor, and security selection led to the underperformance in this sector.

  Security selection in the information technology and health care sectors were the largest contributors to the Fund’s relative performance compared to the Index over the year.

  Security selection and an underweight compared to the Index in the communication services sector detracted from the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Growth Index. The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2023.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$42,184
$33,170
$30,832
Guardian Large Cap Fundamental Growth VIP Fund
Russell 1000 Index
Russell 1000 Growth Index

	Guardian Large Cap Fundamental Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,110	$10,006	$10,021
11/30/16	$9,940	$9,811	$9,786
12/31/16	$10,130	$10,197	$9,999
1/31/17	$10,540	$10,598	$10,464
2/28/17	$10,790	$11,008	$10,898
3/31/17	$10,830	$11,015	$11,024
4/30/17	$11,120	$11,131	$11,276
5/31/17	$11,240	$11,274	$11,569
6/30/17	$11,330	$11,352	$11,539
7/31/17	$11,560	$11,577	$11,846
8/31/17	$11,720	$11,613	$12,063
9/30/17	$11,920	$11,861	$12,220
10/31/17	$12,150	$12,133	$12,693
11/30/17	$12,590	$12,503	$13,079
12/31/17	$12,740	$12,642	$13,181
1/31/18	$13,670	$13,336	$14,114
2/28/18	$13,180	$12,846	$13,744
3/31/18	$12,920	$12,555	$13,367
4/30/18	$13,060	$12,597	$13,414
5/31/18	$13,420	$12,919	$14,002
6/30/18	$13,420	$13,003	$14,137
7/31/18	$13,980	$13,451	$14,552
8/31/18	$14,520	$13,915	$15,347
9/30/18	$14,470	$13,968	$15,433
10/31/18	$13,330	$12,979	$14,053
11/30/18	$13,660	$13,243	$14,202
12/31/18	$12,510	$12,037	$12,981
1/31/19	$13,680	$13,046	$14,148
2/28/19	$14,170	$13,488	$14,654
3/31/19	$14,500	$13,723	$15,071
4/30/19	$15,370	$14,277	$15,752
5/31/19	$14,260	$13,367	$14,757
6/30/19	$15,260	$14,305	$15,770
7/31/19	$15,510	$14,527	$16,127
8/31/19	$15,150	$14,261	$16,003
9/30/19	$15,180	$14,509	$16,005
10/31/19	$15,450	$14,816	$16,456
11/30/19	$16,100	$15,376	$17,186
12/31/19	$16,500	$15,820	$17,705
1/31/20	$16,610	$15,837	$18,101
2/29/20	$15,470	$14,543	$16,868
3/31/20	$13,980	$12,621	$15,209
4/30/20	$15,930	$14,289	$17,459
5/31/20	$17,060	$15,043	$18,631
6/30/20	$17,610	$15,375	$19,442
7/31/20	$18,820	$16,276	$20,938
8/31/20	$20,630	$17,470	$23,099
9/30/20	$19,820	$16,832	$22,012
10/31/20	$19,030	$16,426	$21,265
11/30/20	$21,010	$18,360	$23,442
12/31/20	$21,570	$19,136	$24,520
1/31/21	$21,060	$18,979	$24,339
2/28/21	$21,010	$19,529	$24,333
3/31/21	$21,600	$20,268	$24,751
4/30/21	$23,120	$21,359	$26,435
5/31/21	$23,010	$21,460	$26,069
6/30/21	$24,030	$21,998	$27,705
7/31/21	$24,440	$22,455	$28,618
8/31/21	$25,310	$23,105	$29,688
9/30/21	$24,100	$22,044	$28,025
10/31/21	$25,920	$23,573	$30,453
11/30/21	$25,860	$23,257	$30,639
12/31/21	$26,230	$24,199	$31,287
1/31/22	$23,820	$22,835	$28,602
2/28/22	$22,500	$22,208	$27,387
3/31/22	$23,160	$22,957	$28,458
4/30/22	$20,080	$20,911	$25,021
5/31/22	$19,310	$20,879	$24,440
6/30/22	$17,880	$19,131	$22,504
7/31/22	$19,890	$20,912	$25,205
8/31/22	$18,860	$20,109	$24,031
9/30/22	$16,880	$18,249	$21,694
10/31/22	$17,940	$19,712	$22,962
11/30/22	$18,730	$20,779	$24,009
12/31/22	$17,640	$19,570	$22,171
1/31/23	$19,400	$20,883	$24,019
2/28/23	$19,220	$20,386	$23,733
3/31/23	$20,580	$21,031	$25,356
4/30/23	$20,620	$21,291	$25,606
5/31/23	$21,580	$21,390	$26,773
6/30/23	$23,050	$22,835	$28,604
7/31/23	$23,900	$23,620	$29,567
8/31/23	$23,750	$23,207	$29,302
9/30/23	$22,450	$22,116	$27,708
10/31/23	$21,960	$21,582	$27,314
11/30/23	$24,320	$23,597	$30,291
12/31/23	$25,500	$24,762	$31,633
1/31/24	$26,550	$25,108	$32,422
2/29/24	$28,920	$26,464	$34,634
3/31/24	$29,600	$27,312	$35,243
4/30/24	$28,280	$26,150	$33,749
5/31/24	$29,920	$27,381	$35,769
6/30/24	$31,500	$28,287	$38,181
7/31/24	$30,960	$28,699	$37,531
8/31/24	$31,900	$29,379	$38,313
9/30/24	$32,570	$30,007	$39,399
10/31/24	$32,220	$29,798	$39,268
11/30/24	$33,700	$31,716	$41,815
12/31/24	$33,170	$30,832	$42,184

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Fundamental Growth VIP Fund	30.08%	14.99%	15.47%
Russell 1000 Index	24.51%	14.28%	14.47%
Russell 1000 Growth Index	33.36%	18.96%	18.86%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Fundamental Growth VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$197,673,203
Total # of Portfolio Holdings	118
Total Advisory Fees Paid	$1,348,839
Portfolio Turnover Rate	56%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	40.8
Health Care	16.6
Consumer Discretionary	11.7
Communication Services	9.0
Industrials	8.4
Financials	7.7
Consumer Staples	1.7
Energy	1.6
Materials	1.4
Real Estate	0.6
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	12.6
Apple, Inc.	11.5
Alphabet, Inc., Class A	5.4
Amazon.com, Inc.	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1
Microsoft Corp.	5.0
Boston Scientific Corp.	2.7
Eli Lilly & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.9
Total	53.6

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Fundamental Growth VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Mid Cap Relative Value VIP Fund

This annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$114	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.64% for the 12 months ended December 31, 2024, compared to the 13.07% return of the Russell Midcap® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell Midcap® Value Index as the Fund's regulatory-required index.

  The Fund's relative underperformance came primarily during the July to November 2024 rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new U.S. presidential administration.

  Security selection in the financials, industrials, and real estate sectors contributed to the Fund’s performance. Security selection in the consumer discretionary and utilities sectors detracted from the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell Midcap Value Index.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$30,035
$21,390
$20,250
Guardian Mid Cap Relative Value VIP Fund
Russell 3000 Index
Russell Midcap Value Index

	Guardian Mid Cap Relative Value VIP Fund	Russell 3000 Index	Russell Midcap Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,090	$10,014	$10,059
11/30/16	$9,980	$9,797	$9,816
12/31/16	$10,580	$10,236	$10,430
1/31/17	$10,830	$10,632	$10,794
2/28/17	$11,160	$11,027	$11,095
3/31/17	$11,020	$11,035	$11,014
4/30/17	$11,080	$11,152	$11,035
5/31/17	$11,110	$11,266	$11,001
6/30/17	$11,220	$11,367	$11,165
7/31/17	$11,270	$11,582	$11,313
8/31/17	$11,180	$11,604	$11,101
9/30/17	$11,540	$11,887	$11,404
10/31/17	$11,580	$12,146	$11,496
11/30/17	$11,890	$12,515	$11,885
12/31/17	$12,020	$12,640	$12,032
1/31/18	$12,390	$13,307	$12,308
2/28/18	$11,690	$12,816	$11,701
3/31/18	$11,660	$12,559	$11,730
4/30/18	$11,540	$12,607	$11,789
5/31/18	$11,490	$12,962	$11,917
6/30/18	$11,600	$13,047	$12,013
7/31/18	$12,060	$13,480	$12,339
8/31/18	$12,050	$13,954	$12,507
9/30/18	$11,950	$13,977	$12,408
10/31/18	$11,110	$12,948	$11,515
11/30/18	$11,410	$13,207	$11,791
12/31/18	$10,280	$11,978	$10,553
1/31/19	$11,310	$13,006	$11,639
2/28/19	$11,770	$13,463	$12,010
3/31/19	$11,920	$13,660	$12,070
4/30/19	$12,420	$14,205	$12,468
5/31/19	$11,780	$13,286	$11,667
6/30/19	$12,560	$14,219	$12,455
7/31/19	$12,770	$14,431	$12,558
8/31/19	$12,560	$14,136	$12,116
9/30/19	$12,880	$14,384	$12,607
10/31/19	$13,080	$14,694	$12,675
11/30/19	$13,500	$15,253	$13,013
12/31/19	$13,930	$15,693	$13,409
1/31/20	$13,590	$15,676	$13,148
2/29/20	$12,390	$14,392	$11,846
3/31/20	$9,490	$12,413	$9,157
4/30/20	$10,700	$14,057	$10,380
5/31/20	$11,290	$14,809	$10,861
6/30/20	$11,330	$15,148	$10,984
7/31/20	$11,740	$16,008	$11,502
8/31/20	$12,160	$17,167	$11,958
9/30/20	$11,950	$16,542	$11,687
10/31/20	$12,010	$16,185	$11,796
11/30/20	$13,570	$18,154	$13,452
12/31/20	$14,320	$18,971	$14,074
1/31/21	$14,110	$18,887	$14,042
2/28/21	$15,090	$19,477	$15,130
3/31/21	$15,930	$20,175	$15,911
4/30/21	$16,960	$21,215	$16,681
5/31/21	$17,400	$21,312	$17,010
6/30/21	$16,890	$21,837	$16,812
7/31/21	$17,030	$22,207	$16,916
8/31/21	$17,240	$22,840	$17,278
9/30/21	$16,770	$21,815	$16,642
10/31/21	$17,650	$23,290	$17,528
11/30/21	$17,140	$22,936	$16,996
12/31/21	$18,450	$23,839	$18,063
1/31/22	$17,870	$22,437	$17,292
2/28/22	$17,910	$21,871	$17,211
3/31/22	$18,030	$22,581	$17,734
4/30/22	$17,210	$20,554	$16,680
5/31/22	$17,660	$20,527	$17,000
6/30/22	$16,150	$18,810	$15,131
7/31/22	$17,370	$20,574	$16,434
8/31/22	$16,830	$19,806	$15,931
9/30/22	$15,370	$17,970	$14,386
10/31/22	$16,850	$19,443	$15,745
11/30/22	$18,110	$20,458	$16,740
12/31/22	$17,560	$19,260	$15,889
1/31/23	$18,720	$20,587	$17,173
2/28/23	$18,190	$20,106	$16,623
3/31/23	$17,680	$20,643	$16,099
4/30/23	$17,780	$20,863	$16,101
5/31/23	$17,160	$20,944	$15,386
6/30/23	$18,620	$22,375	$16,721
7/31/23	$19,030	$23,177	$17,449
8/31/23	$18,410	$22,729	$16,831
9/30/23	$17,530	$21,647	$15,975
10/31/23	$16,880	$21,073	$15,184
11/30/23	$18,000	$23,038	$16,615
12/31/23	$19,160	$24,260	$17,910
1/31/24	$18,880	$24,529	$17,589
2/29/24	$19,780	$25,856	$18,429
3/31/24	$20,890	$26,690	$19,383
4/30/24	$19,980	$25,516	$18,368
5/31/24	$20,710	$26,722	$19,028
6/30/24	$20,380	$27,549	$18,723
7/31/24	$21,600	$28,061	$19,855
8/31/24	$22,080	$28,672	$20,229
9/30/24	$22,250	$29,265	$20,610
10/31/24	$21,660	$29,050	$20,351
11/30/24	$22,950	$30,982	$21,849
12/31/24	$21,390	$30,035	$20,250

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Relative Value VIP Fund	11.64%	8.96%	9.55%
Russell 3000 Index	23.81%	13.86%	14.11%
Russell Midcap Value Index	13.07%	8.59%	8.84%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Mid Cap Relative Value VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$112,597,032
Total # of Portfolio Holdings	67
Total Advisory Fees Paid	$913,307
Portfolio Turnover Rate	14%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Industrials	20.6
Financials	20.4
Real Estate	10.2
Health Care	9.8
Materials	9.6
Consumer Staples	6.9
Utilities	6.2
Information Technology	6.2
Energy	5.5
Consumer Discretionary	3.9
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

CBRE Group, Inc., Class A	3.9
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Arch Capital Group Ltd.	2.9
Keurig Dr Pepper, Inc.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.6
Brown & Brown, Inc.	2.5
Total	29.3

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Mid Cap Relative Value VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Mid Cap Traditional Growth VIP Fund

This annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$117	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.26% for the 12 months ended December 31, 2024, compared to the 22.10% return of the Russell Midcap® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell Midcap® Growth Index as the Fund's regulatory-required index.

  Stocks rose over the period, supported by generally healthy economic and earnings growth. While inflation moderated, the U.S. Federal Reserve took a gradual approach to interest rate cuts.

  Equity market performance was relatively narrow, as investors sought exposure to trends such as artificial intelligence (AI) while often showing little regard for company profitability or valuation. The Fund’s focus on quality meant it lacked exposure to some of these top-performing stocks, which hurt relative performance.

  Stock selection in the industrials and information technology sectors also detracted from the Fund’s performance, while stock selection in the healthcare sector contributed.

  While the Fund underperformed on a relative basis compared to the Index, the Fund had strong absolute returns for the year while also seeking to manage downside risk.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell Midcap Growth Index.

Total Return Based on $10,000 Investment

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$30,035
$27,873
$25,800
Guardian Mid Cap Traditional Growth VIP Fund
Russell 3000 Index
Russell Midcap Growth Index

	Guardian Mid Cap Traditional Growth VIP Fund	Russell 3000 Index	Russell Midcap Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,010	$10,014	$9,972
11/30/16	$9,610	$9,797	$9,567
12/31/16	$9,990	$10,236	$9,983
1/31/17	$10,380	$10,632	$10,352
2/28/17	$10,600	$11,027	$10,650
3/31/17	$10,690	$11,035	$10,709
4/30/17	$10,870	$11,152	$10,867
5/31/17	$11,240	$11,266	$11,127
6/30/17	$11,420	$11,367	$11,160
7/31/17	$11,550	$11,582	$11,346
8/31/17	$11,750	$11,604	$11,426
9/30/17	$12,010	$11,887	$11,749
10/31/17	$12,410	$12,146	$12,078
11/30/17	$12,690	$12,515	$12,482
12/31/17	$12,720	$12,640	$12,549
1/31/18	$13,540	$13,307	$13,259
2/28/18	$13,270	$12,816	$12,843
3/31/18	$13,360	$12,559	$12,822
4/30/18	$12,850	$12,607	$12,701
5/31/18	$13,500	$12,962	$13,176
6/30/18	$13,430	$13,047	$13,227
7/31/18	$13,870	$13,480	$13,511
8/31/18	$14,450	$13,954	$14,290
9/30/18	$14,370	$13,977	$14,229
10/31/18	$13,120	$12,948	$12,820
11/30/18	$13,440	$13,207	$13,146
12/31/18	$12,270	$11,978	$11,953
1/31/19	$13,570	$13,006	$13,327
2/28/19	$14,490	$13,463	$14,108
3/31/19	$14,520	$13,660	$14,298
4/30/19	$15,180	$14,205	$14,941
5/31/19	$14,550	$13,286	$14,082
6/30/19	$15,550	$14,219	$15,071
7/31/19	$15,800	$14,431	$15,423
8/31/19	$15,480	$14,136	$15,142
9/30/19	$15,710	$14,384	$14,969
10/31/19	$15,670	$14,694	$15,247
11/30/19	$16,350	$15,253	$16,005
12/31/19	$16,710	$15,693	$16,193
1/31/20	$16,760	$15,676	$16,344
2/29/20	$15,360	$14,392	$15,217
3/31/20	$12,390	$12,413	$12,948
4/30/20	$14,240	$14,057	$14,975
5/31/20	$15,300	$14,809	$16,480
6/30/20	$15,340	$15,148	$16,866
7/31/20	$16,240	$16,008	$18,213
8/31/20	$16,970	$17,167	$18,709
9/30/20	$16,490	$16,542	$18,447
10/31/20	$16,470	$16,185	$18,469
11/30/20	$18,860	$18,154	$20,950
12/31/20	$19,910	$18,971	$21,955
1/31/21	$19,300	$18,887	$21,882
2/28/21	$20,390	$19,477	$22,255
3/31/21	$20,890	$20,175	$21,831
4/30/21	$21,820	$21,215	$23,058
5/31/21	$21,720	$21,312	$22,705
6/30/21	$21,840	$21,837	$24,248
7/31/21	$22,470	$22,207	$24,498
8/31/21	$22,740	$22,840	$25,289
9/30/21	$22,060	$21,815	$24,064
10/31/21	$22,900	$23,290	$25,751
11/30/21	$22,160	$22,936	$24,663
12/31/21	$23,320	$23,839	$24,750
1/31/22	$21,780	$22,437	$21,556
2/28/22	$21,570	$21,871	$21,294
3/31/22	$21,640	$22,581	$21,636
4/30/22	$19,850	$20,554	$19,200
5/31/22	$20,050	$20,527	$18,457
6/30/22	$18,460	$18,810	$17,077
7/31/22	$20,180	$20,574	$19,167
8/31/22	$19,380	$19,806	$18,539
9/30/22	$17,610	$17,970	$16,965
10/31/22	$19,150	$19,443	$18,299
11/30/22	$20,190	$20,458	$19,294
12/31/22	$19,300	$19,260	$18,136
1/31/23	$21,110	$20,587	$19,719
2/28/23	$20,830	$20,106	$19,524
3/31/23	$20,900	$20,643	$19,793
4/30/23	$20,480	$20,863	$19,506
5/31/23	$20,140	$20,944	$19,519
6/30/23	$21,670	$22,375	$21,027
7/31/23	$22,250	$23,177	$21,663
8/31/23	$21,490	$22,729	$20,949
9/30/23	$20,540	$21,647	$19,929
10/31/23	$18,870	$21,073	$18,912
11/30/23	$20,910	$23,038	$21,219
12/31/23	$22,580	$24,260	$22,828
1/31/24	$22,680	$24,529	$22,705
2/29/24	$24,050	$25,856	$24,412
3/31/24	$24,510	$26,690	$24,995
4/30/24	$23,330	$25,516	$23,544
5/31/24	$23,950	$26,722	$23,795
6/30/24	$23,750	$27,549	$24,192
7/31/24	$25,130	$28,061	$24,339
8/31/24	$25,930	$28,672	$24,944
9/30/24	$26,100	$29,265	$25,775
10/31/24	$25,520	$29,050	$26,225
11/30/24	$27,390	$30,982	$29,720
12/31/24	$25,800	$30,035	$27,873

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Traditional Growth VIP Fund	14.26%	9.08%	12.04%
Russell 3000 Index	23.81%	13.86%	14.11%
Russell Midcap Growth Index	22.10%	11.47%	13.09%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Mid Cap Traditional Growth VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$50,801,220
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$359,989
Portfolio Turnover Rate	13%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Information Technology	26.1
Industrials	25.4
Health Care	16.0
Financials	13.3
Consumer Discretionary	7.3
Utilities	4.6
Communication Services	3.0
Real Estate	1.5
Materials	1.2
Consumer Staples	0.5
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	4.7
GoDaddy, Inc., Class A	4.2
SS&C Technologies Holdings, Inc.	3.4
Boston Scientific Corp.	3.1
Intact Financial Corp.	2.8
Flex Ltd.	2.8
AppLovin Corp., Class A	2.5
WEX, Inc.	2.4
Teleflex, Inc.	2.4
Liberty Media Corp.-Liberty Formula One, Class C	2.3
Total	30.6

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Mid Cap Traditional Growth VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Multi-Sector Bond VIP Fund

This annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$95	0.94%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.48% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations, asset-backed securities and, to a lesser extent, high yield bonds and bank loans, contributed to the Fund's performance.

  Investment grade corporate bonds positively contributed to the Fund's performance through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
$9,889
$9,580
Guardian Multi-Sector Bond VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Multi-Sector Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,350	$10,430
3/31/20	$9,820	$10,368
4/30/20	$10,090	$10,553
5/31/20	$10,210	$10,602
6/30/20	$10,300	$10,668
7/31/20	$10,530	$10,828
8/31/20	$10,470	$10,740
9/30/20	$10,440	$10,735
10/31/20	$10,420	$10,687
11/30/20	$10,680	$10,791
12/31/20	$10,740	$10,806
1/31/21	$10,640	$10,729
2/28/21	$10,520	$10,574
3/31/21	$10,480	$10,442
4/30/21	$10,570	$10,524
5/31/21	$10,630	$10,559
6/30/21	$10,760	$10,633
7/31/21	$10,830	$10,752
8/31/21	$10,820	$10,731
9/30/21	$10,740	$10,638
10/31/21	$10,740	$10,635
11/30/21	$10,720	$10,667
12/31/21	$10,740	$10,640
1/31/22	$10,510	$10,410
2/28/22	$10,340	$10,294
3/31/22	$10,110	$10,008
4/30/22	$9,680	$9,629
5/31/22	$9,580	$9,691
6/30/22	$9,430	$9,539
7/31/22	$9,610	$9,772
8/31/22	$9,360	$9,496
9/30/22	$8,950	$9,085
10/31/22	$8,770	$8,968
11/30/22	$9,020	$9,297
12/31/22	$9,000	$9,255
1/31/23	$9,230	$9,540
2/28/23	$9,020	$9,294
3/31/23	$9,250	$9,530
4/30/23	$9,300	$9,587
5/31/23	$9,190	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,120	$9,443
8/31/23	$9,070	$9,382
9/30/23	$8,860	$9,144
10/31/23	$8,730	$9,000
11/30/23	$9,090	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,320	$9,607
6/30/24	$9,410	$9,698
7/31/24	$9,620	$9,924
8/31/24	$9,750	$10,067
9/30/24	$9,880	$10,202
10/31/24	$9,650	$9,949
11/30/24	$9,740	$10,054
12/31/24	$9,580	$9,889

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Multi-Sector Bond VIP Fund	1.48%	(0.91%)	(0.82%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Multi-Sector Bond VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$183,309,949
Total # of Portfolio Holdings	235
Total Advisory Fees Paid	$1,052,710
Portfolio Turnover Rate	186%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.5
Asset-Backed Securities	29.3
Agency Mortgage-Backed Securities	18.3
Non-Agency Mortgage-Backed Securities	14.8
Commercial Paper	2.3
U.S. Government Securities	1.6
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Federal National Mortgage Association, 3.500%, due 6/1/2052	2.2
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.7
U.S. Treasury Notes, 4.125%, due 10/31/2026	1.6
Federal Home Loan Mortgage Corp., 2.500%, due 9/1/2052	1.5
Federal Home Loan Mortgage Corp., 4.000%, due 6/1/2052	1.5
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.3
Greywolf CLO II Ltd., Class C2RR, 9.116%, due 4/15/2034	1.3
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal Home Loan Mortgage Corp., 5.500%, due 9/1/2053	1.1
Total	14.4

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Multi-Sector Bond VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Short Duration Bond VIP Fund

This annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$50	0.49%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 4.72% for the 12 months ended December 31, 2024, compared to the 4.36% return of the Bloomberg US Government/Credit 1-3 Year Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 1.25% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the replacement for the Bloomberg US Government/Credit 1-3 Year Total Return Index as the Fund's regulatory-required index.

  Allocations to collateralized loan obligations and non-agency commercial mortgage-backed securities contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed primarily through asset allocation.

  Overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, also contributed to the Fund’s performance.

  Allocation to high yield bonds was a small detractor from the Fund’s performance for the year.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index and Bloomberg US Government/Credit 1-3 Year Total Return Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
5/2/22
9/22
12/22
3/23
6/23
9/23
12/23
3/24
6/24
9/24
12/24
$10,846
$10,650
$10,332
Guardian Short Duration Bond VIP Fund
Bloomberg US Aggregate Bond Index
Bloomberg US Government/Credit 1-3 Year Total Return Index

	Guardian Short Duration Bond VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit 1-3 Year Total Return Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,010	$10,125	$10,066
6/30/22	$9,940	$9,966	$9,995
7/31/22	$9,960	$10,209	$10,048
8/31/22	$9,910	$9,921	$9,969
9/30/22	$9,760	$9,492	$9,848
10/31/22	$9,690	$9,369	$9,835
11/30/22	$9,720	$9,714	$9,916
12/31/22	$9,770	$9,670	$9,935
1/31/23	$9,830	$9,967	$10,015
2/28/23	$9,770	$9,710	$9,940
3/31/23	$9,870	$9,956	$10,085
4/30/23	$9,900	$10,017	$10,120
5/31/23	$9,870	$9,908	$10,089
6/30/23	$9,810	$9,872	$10,048
7/31/23	$9,860	$9,865	$10,090
8/31/23	$9,900	$9,802	$10,126
9/30/23	$9,900	$9,553	$10,121
10/31/23	$9,930	$9,403	$10,153
11/30/23	$10,040	$9,828	$10,271
12/31/23	$10,170	$10,205	$10,393
1/31/24	$10,230	$10,177	$10,434
2/29/24	$10,190	$10,033	$10,396
3/31/24	$10,240	$10,125	$10,437
4/30/24	$10,210	$9,870	$10,402
5/31/24	$10,280	$10,037	$10,478
6/30/24	$10,340	$10,132	$10,537
7/31/24	$10,460	$10,369	$10,662
8/31/24	$10,550	$10,518	$10,759
9/30/24	$10,640	$10,658	$10,848
10/31/24	$10,590	$10,394	$10,787
11/30/24	$10,630	$10,504	$10,823
12/31/24	$10,650	$10,332	$10,846

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	Since Inception 5/2/22
Guardian Short Duration Bond VIP Fund	4.72%	2.39%
Bloomberg US Aggregate Bond Index	1.25%	1.23%
Bloomberg US Government/Credit 1-3 Year Total Return Index	4.36%	3.09%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Short Duration Bond VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$149,203,487
Total # of Portfolio Holdings	154
Total Advisory Fees Paid	$492,539
Portfolio Turnover Rate	185%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	37.1
U.S. Government Securities	24.1
Asset-Backed Securities	23.9
Non-Agency Mortgage-Backed Securities	9.4
U.S. Government Agencies	2.6
Commercial Paper	2.1
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 10/31/2026	24.1
Federal Farm Credit Banks Funding Corp., 2.640%, due 4/8/2026	2.6
American Express Credit Account Master Trust, Class A, 3.750%, due 8/15/2027	1.3
Toyota Auto Loan Extended Note Trust, Class A, 1.070%, due 2/27/2034	1.1
Midocean Credit CLO VIII, Class A2, 6.083%, due 2/20/2031	1.0
AT&T, Inc., 1.700%, due 3/25/2026	1.0
Wells Fargo Commercial Mortgage Trust, Class A4, 3.718%, due 12/15/2048	0.9
Octagon Investment Partners 36 Ltd., Class B, 6.308%, due 4/15/2031	0.8
Cathedral Lake VI Ltd., Class AN, 6.138%, due 4/25/2034	0.8
Canyon Capital CLO Ltd., Class B, 6.497%, due 4/15/2035	0.8
Total	34.4

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Short Duration Bond VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Small Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Small Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Core VIP Fund	$109	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 7.57% for the 12 months ended December 31, 2024, compared to the 11.54% return of the Russell 2000® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 23.81% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the replacement for the Russell 2000® Index as the Fund's regulatory-required index.

  A resilient U.S. economy, declining inflation and a U.S. Federal Reserve pivot to cutting interest rates drove equities higher in 2024. Returns remained concentrated in artificial intelligence (AI)-related stocks in the first half of the year before broadening out in the third and fourth quarters of the year.

  Donald Trump’s U.S. presidential win in November improved the prospect of lower taxes, less regulation and hopes for continued economic momentum, but the post-election rally was crimped over concerns of elevated valuations and policy uncertainty under the incoming administration.

  Stock selection in the information technology and communication services sectors were the greatest detractors from the Fund’s performance, while stock selection and an underweight compared to the Index in the health care sector and security selection in the utilities sector were the greatest contributors.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell 2000 Index.

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
$20,655
$15,436
$13,360
Guardian Small Cap Core VIP Fund
Russell 3000 Index
Russell 2000 Index

	Guardian Small Cap Core VIP Fund	Russell 3000 Index	Russell 2000 Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,010	$10,105	$10,082
12/31/19	$10,660	$10,489	$10,497
1/31/20	$10,280	$10,780	$10,453
2/29/20	$9,330	$9,898	$9,573
3/31/20	$6,780	$8,536	$7,493
4/30/20	$7,850	$9,667	$8,523
5/31/20	$8,230	$10,184	$9,077
6/30/20	$8,350	$10,417	$9,398
7/31/20	$8,830	$11,008	$9,658
8/31/20	$9,180	$11,806	$10,202
9/30/20	$8,750	$11,376	$9,862
10/31/20	$8,850	$11,130	$10,068
11/30/20	$10,420	$12,484	$11,924
12/31/20	$11,400	$13,046	$12,955
1/31/21	$11,620	$12,988	$13,607
2/28/21	$12,460	$13,394	$14,455
3/31/21	$12,780	$13,874	$14,601
4/30/21	$13,320	$14,589	$14,907
5/31/21	$13,510	$14,656	$14,938
6/30/21	$13,650	$15,017	$15,227
7/31/21	$13,060	$15,271	$14,678
8/31/21	$13,210	$15,707	$15,006
9/30/21	$12,950	$15,002	$14,563
10/31/21	$13,500	$16,017	$15,183
11/30/21	$12,870	$15,773	$14,550
12/31/21	$13,420	$16,394	$14,875
1/31/22	$12,630	$15,429	$13,443
2/28/22	$12,720	$15,041	$13,587
3/31/22	$12,880	$15,529	$13,756
4/30/22	$11,940	$14,135	$12,392
5/31/22	$12,020	$14,116	$12,411
6/30/22	$10,650	$12,935	$11,390
7/31/22	$11,800	$14,149	$12,580
8/31/22	$11,300	$13,621	$12,322
9/30/22	$9,950	$12,358	$11,141
10/31/22	$11,140	$13,371	$12,368
11/30/22	$11,360	$14,069	$12,657
12/31/22	$10,620	$13,245	$11,835
1/31/23	$11,790	$14,157	$12,989
2/28/23	$11,550	$13,826	$12,769
3/31/23	$10,920	$14,196	$12,159
4/30/23	$10,810	$14,347	$11,941
5/31/23	$11,040	$14,403	$11,830
6/30/23	$11,970	$15,387	$12,792
7/31/23	$12,440	$15,938	$13,575
8/31/23	$12,010	$15,631	$12,895
9/30/23	$11,320	$14,886	$12,136
10/31/23	$10,530	$14,491	$11,309
11/30/23	$11,220	$15,843	$12,332
12/31/23	$12,420	$16,683	$13,839
1/31/24	$11,960	$16,868	$13,301
2/29/24	$12,350	$17,781	$14,053
3/31/24	$12,800	$18,355	$14,556
4/30/24	$11,990	$17,547	$13,531
5/31/24	$12,400	$18,376	$14,210
6/30/24	$12,140	$18,945	$14,079
7/31/24	$13,370	$19,297	$15,509
8/31/24	$13,130	$19,717	$15,277
9/30/24	$13,210	$20,125	$15,384
10/31/24	$13,180	$19,977	$15,162
11/30/24	$14,530	$21,306	$16,825
12/31/24	$13,360	$20,655	$15,436

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Small Cap Core VIP Fund	7.57%	3.72%	5.73%
Russell 3000 Index	23.81%	13.86%	14.98%
Russell 2000 Index	11.54%	7.40%	8.71%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Small Cap Core VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$190,872,746
Total # of Portfolio Holdings	92
Total Advisory Fees Paid	$1,460,504
Portfolio Turnover Rate	28%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Sector Allocation

(% of Total Net Assets)

Financials	20.0
Industrials	16.8
Health Care	12.7
Consumer Discretionary	11.1
Information Technology	9.2
Real Estate	6.5
Energy	6.2
Materials	5.7
Communication Services	3.7
Utilities	3.5
Consumer Staples	2.5
Cash/Other Assets and Liabilities	2.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Murphy USA, Inc.	2.4
Wintrust Financial Corp.	2.1
Corcept Therapeutics, Inc.	1.8
Euronet Worldwide, Inc.	1.8
Home BancShares, Inc.	1.8
Bank OZK	1.7
Matador Resources Co.	1.6
Primoris Services Corp.	1.6
COPT Defense Properties	1.6
Meritage Homes Corp.	1.5
Total	17.9

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Small Cap Core VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian Total Return Bond VIP Fund

This annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$80	0.79%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.80% for the 12 months ended December 31, 2024, compared to the 1.25% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period.

  Allocations to collateralized loan obligations, non-agency commercial mortgage-backed securities, and to a lesser extent high yield bonds and bank loans, contributed to the Fund’s performance.

  Investment grade corporate bonds positively contributed through asset allocation and security selection.

  The Fund’s performance benefited from overweight positioning compared to the Index in asset-backed securities, with increasing exposure to below AAA-rated asset-backed securities, which offered attractive relative value as investment grade spreads tightened.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
$9,889
$9,610
Guardian Total Return Bond VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Total Return Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,370	$10,430
3/31/20	$9,970	$10,368
4/30/20	$10,230	$10,553
5/31/20	$10,330	$10,602
6/30/20	$10,390	$10,668
7/31/20	$10,600	$10,828
8/31/20	$10,520	$10,740
9/30/20	$10,500	$10,735
10/31/20	$10,460	$10,687
11/30/20	$10,650	$10,791
12/31/20	$10,700	$10,806
1/31/21	$10,600	$10,729
2/28/21	$10,440	$10,574
3/31/21	$10,370	$10,442
4/30/21	$10,460	$10,524
5/31/21	$10,520	$10,559
6/30/21	$10,630	$10,633
7/31/21	$10,720	$10,752
8/31/21	$10,700	$10,731
9/30/21	$10,610	$10,638
10/31/21	$10,620	$10,635
11/30/21	$10,620	$10,667
12/31/21	$10,610	$10,640
1/31/22	$10,400	$10,410
2/28/22	$10,240	$10,294
3/31/22	$10,000	$10,008
4/30/22	$9,600	$9,629
5/31/22	$9,540	$9,691
6/30/22	$9,400	$9,539
7/31/22	$9,580	$9,772
8/31/22	$9,330	$9,496
9/30/22	$8,930	$9,085
10/31/22	$8,750	$8,968
11/30/22	$9,000	$9,297
12/31/22	$8,980	$9,255
1/31/23	$9,220	$9,540
2/28/23	$9,010	$9,294
3/31/23	$9,230	$9,530
4/30/23	$9,280	$9,587
5/31/23	$9,180	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,110	$9,443
8/31/23	$9,080	$9,382
9/30/23	$8,870	$9,144
10/31/23	$8,720	$9,000
11/30/23	$9,100	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,330	$9,607
6/30/24	$9,420	$9,698
7/31/24	$9,630	$9,924
8/31/24	$9,770	$10,067
9/30/24	$9,900	$10,202
10/31/24	$9,660	$9,949
11/30/24	$9,760	$10,054
12/31/24	$9,610	$9,889

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Total Return Bond VIP Fund	1.80%	(0.85%)	(0.76%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Total Return Bond VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$220,231,153
Total # of Portfolio Holdings	234
Total Advisory Fees Paid	$925,844
Portfolio Turnover Rate	201%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	31.5
Asset-Backed Securities	23.5
Agency Mortgage-Backed Securities	20.2
U.S. Government Securities	11.4
Non-Agency Mortgage-Backed Securities	10.4
Commercial Paper	2.2
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	6.6
U.S. Treasury Notes, 4.375%, due 12/31/2029	2.9
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.7
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.6
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.4
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Carlyle U.S. CLO Ltd., Class CR2, 7.135%, due 10/21/2037	1.4
Federal National Mortgage Association, 2.500%, due 1/1/2052	1.3
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.2
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Total	20.6

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Total Return Bond VIP Fund

Annual Shareholder Report

December 31, 2024

Guardian U.S. Government Securities VIP Fund

This annual shareholder report contains important information about Guardian U.S. Government Securities VIP Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government Securities VIP Fund	$75	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.73% for the 12 months ended December 31, 2024, compared to the 1.90% return of the Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 1.25% for the same period.

  In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the replacement for the Bloomberg US Intermediate Government/Mortgage Total Return Index as the Fund's regulatory-required index.

  Allocations to collateralized loan obligations and non-agency commercial mortgage-backed securities contributed to the Fund’s performance.

  The primary drivers of performance were agency residential mortgage-backed securities and commercial mortgage-backed securities, as well as asset-backed securities.

  Investment grade corporate bonds positively contributed primarily through asset allocation.

  Allocation to high yield bonds was a small detractor to the Fund’s performance for the year.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index and Bloomberg US Intermediate Government/Mortgage Total Return Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
$10,009
$9,970
$9,889
Guardian U.S. Government Securities VIP Fund
Bloomberg US Aggregate Bond Index
Bloomberg US Intermediate Government/Mortgage Total Return Index

	Guardian U.S. Government Securities VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Government/Mortgage Total Return Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,030	$10,064	$10,039
12/31/19	$10,010	$10,059	$10,029
1/31/20	$10,150	$10,245	$10,149
2/29/20	$10,290	$10,430	$10,288
3/31/20	$10,380	$10,368	$10,454
4/30/20	$10,460	$10,553	$10,499
5/31/20	$10,480	$10,602	$10,515
6/30/20	$10,510	$10,668	$10,516
7/31/20	$10,540	$10,828	$10,542
8/31/20	$10,530	$10,740	$10,533
9/30/20	$10,530	$10,735	$10,532
10/31/20	$10,500	$10,687	$10,510
11/30/20	$10,510	$10,791	$10,520
12/31/20	$10,530	$10,806	$10,532
1/31/21	$10,510	$10,729	$10,523
2/28/21	$10,410	$10,574	$10,444
3/31/21	$10,390	$10,442	$10,381
4/30/21	$10,410	$10,524	$10,429
5/31/21	$10,450	$10,559	$10,438
6/30/21	$10,420	$10,633	$10,432
7/31/21	$10,460	$10,752	$10,505
8/31/21	$10,440	$10,731	$10,488
9/30/21	$10,380	$10,638	$10,436
10/31/21	$10,320	$10,635	$10,395
11/30/21	$10,310	$10,667	$10,405
12/31/21	$10,270	$10,640	$10,386
1/31/22	$10,130	$10,410	$10,243
2/28/22	$10,080	$10,294	$10,173
3/31/22	$9,840	$10,008	$9,913
4/30/22	$9,650	$9,629	$9,668
5/31/22	$9,700	$9,691	$9,752
6/30/22	$9,630	$9,539	$9,642
7/31/22	$9,750	$9,772	$9,852
8/31/22	$9,550	$9,496	$9,592
9/30/22	$9,320	$9,085	$9,248
10/31/22	$9,220	$8,968	$9,167
11/30/22	$9,450	$9,297	$9,419
12/31/22	$9,420	$9,255	$9,388
1/31/23	$9,620	$9,540	$9,609
2/28/23	$9,430	$9,294	$9,403
3/31/23	$9,640	$9,530	$9,611
4/30/23	$9,690	$9,587	$9,662
5/31/23	$9,610	$9,483	$9,591
6/30/23	$9,530	$9,449	$9,524
7/31/23	$9,520	$9,443	$9,526
8/31/23	$9,500	$9,382	$9,495
9/30/23	$9,330	$9,144	$9,311
10/31/23	$9,230	$9,000	$9,210
11/30/23	$9,520	$9,407	$9,531
12/31/23	$9,800	$9,767	$9,822
1/31/24	$9,800	$9,740	$9,814
2/29/24	$9,680	$9,603	$9,686
3/31/24	$9,750	$9,691	$9,758
4/30/24	$9,550	$9,447	$9,556
5/31/24	$9,680	$9,607	$9,697
6/30/24	$9,770	$9,698	$9,793
7/31/24	$9,980	$9,924	$10,005
8/31/24	$10,110	$10,067	$10,136
9/30/24	$10,210	$10,202	$10,244
10/31/24	$9,990	$9,949	$10,026
11/30/24	$10,070	$10,054	$10,111
12/31/24	$9,970	$9,889	$10,009

Average Annual Total Returns (%)

(as of December 31, 2024)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian U.S. Government Securities VIP Fund	1.73%	(0.06%)	(0.06%)
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.21%)
Bloomberg US Intermediate Government/Mortgage Total Return Index	1.90%	(0.06%)	0.02%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian U.S. Government Securities VIP Fund

Fund Statistics

(as of December 31, 2024)

FUND STATISTICS
Total Net Assets	$156,955,417
Total # of Portfolio Holdings	82
Total Advisory Fees Paid	$575,540
Portfolio Turnover Rate	228%

What were the Fund’s portfolio holdings?

(as of December 31, 2024)

Bond Sector Allocation

(% of Total Net Assets)

Agency Mortgage-Backed Securities	52.9
U.S. Government Securities	24.7
Asset-Backed Securities	13.8
Exchange-Traded Funds	4.8
Commercial Paper	2.3
Non-Agency Mortgage-Backed Securities	2.0
Cash/Other Assets and Liabilities	(0.5)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 10/31/2026	11.8
U.S. Treasury Notes, 4.375%, due 12/31/2029	8.6
iShares MBS ETF	4.8
U.S. Treasury Notes, 4.250%, due 11/15/2034	4.3
Fannie Mae ACES, Class A2, 3.610%, due 2/25/2031	4.2
Federal National Mortgage Association, 2.500%, due 7/1/2052	3.7
Federal National Mortgage Association, 3.000%, due 11/1/2052	2.3
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 1.658%, due 12/25/2030	2.2
Federal Home Loan Mortgage Corp., 5.000%, due 12/1/2052	2.2
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 2.537%, due 10/25/2029	2.0
Total	46.1

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian U.S. Government Securities VIP Fund

Item 1.	(continued)

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics, as defined in this Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments or waivers granted with respect to the Code of Ethics during the fiscal year ended December 31, 2024. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that the registrant has three audit committee financial experts serving on its Audit Committee. The audit committee financial experts are Marshall Lux (Chair of the Audit Committee), Bruce Ferris and John Walters. Each of these individuals is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)-(d)

Shown below are the aggregate fees billed for services rendered by PricewaterhouseCoopers LLC (“PwC”) to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for the last two fiscal years.

Fiscal Year Ended	Audit Fees*	Audit - Related Fees	Tax Fees	All Other Fees
December 31, 2024	$786,303	$—	$—	$—
December 31, 2023	$766,399	$—	$—	$—

*	Fees are exclusive of out-of-pocket expenses.

(e)(1) The registrant’s Audit Committee is required to approve at least annually all audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. In addition, pursuant to the registrant’s Audit Committee Pre-Approval Procedures, the Chair of the Audit Committee, or one or more designated members of the Audit Committee, is authorized to pre-approve a proposed non-audit service, or a proposed material change in the nature or cost of any previously approved non-audit service, between meetings of the Audit Committee. Any such action shall be presented for ratification by the Audit Committee not later than its next regularly scheduled meeting.

(e)(2) With respect to the services described in (b) - (d) of this item relating to the Audit-Related Fees, Tax Fees and All Other Fees disclosed above, no amount was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) There were no non-audit fees billed by PwC for services rendered to the registrant, its investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a) The Schedule of Investments is included as part of Item 7 of this Form N-CSR.

(b) None.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities – 20.5%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,455,011	$2,088,066
3.50% due 6/1/2052	6,008,628	5,321,848
4.00% due 10/1/2037	349,256	336,118
4.00% due 4/1/2052	3,777,728	3,460,303
4.00% due 6/1/2052	2,843,386	2,603,373
4.50% due 8/1/2052	3,516,025	3,313,279
4.50% due 9/1/2052	437,872	412,512
5.00% due 11/1/2054	3,141,674	3,032,726
5.50% due 9/1/2053	3,838,653	3,812,453
5.50% due 1/1/2055	3,500,000	3,456,278
6.00% due 8/1/2053	1,817,470	1,829,406
6.00% due 10/1/2053	3,568,140	3,587,950
6.00% due 3/1/2054	1,899,306	1,921,288

Federal National Mortgage Association 3.00% due 7/1/2051	3,324,849	2,825,194
3.00% due 5/1/2052	8,798,092	7,485,205
3.50% due 6/1/2052	4,467,568	3,956,930
3.50% due 9/1/2052	3,510,492	3,122,643
3.50% due 10/1/2052	3,670,560	3,250,165
4.00% due 6/1/2052	4,384,885	4,014,752
4.00% due 10/1/2052	4,555,195	4,167,860
4.50% due 10/1/2053	4,368,450	4,110,153
4.50% due 10/1/2054	3,076,635	2,894,400
4.50% due 1/1/2055	3,700,000	3,480,408
5.00% due 2/1/2053	282,001	272,891
5.50% due 1/1/2054	1,021,649	1,009,406
6.00% due 9/1/2053	256,157	257,680

Total Agency Mortgage-Backed Securities (Cost $78,672,234)		76,023,287
Asset-Backed Securities – 19.8%

AGL CLO 17 Ltd. Series 2022-17A, Class A 5.947% (3 mo. USD Term SOFR + 1.33%) due 1/21/2035(1)(2)	1,200,000	1,202,280

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	2,016,000	1,916,740

Allegro CLO VI Ltd. Series 2017-2A, Class B 6.409% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	2,000,000	1,995,800

Ally Auto Receivables Trust Series 2022-1, Class A3 3.31% due 11/15/2026	1,303,664	1,298,342

AmeriCredit Automobile Receivables Trust Series 2020-3, Class C 1.06% due 8/18/2026	785,564	781,177

Anchorage Capital CLO 17 Ltd. Series 2021-17A, Class A1 6.088% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	2,800,000	2,802,442

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Anchorage Capital CLO 21 Ltd. Series 2021-21A, Class B 6.629% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	$1,750,000	$1,748,775

Apidos CLO XIIX Ltd. Series 2024-49A, Class A2 6.246% (3 mo. USD Term SOFR + 1.50%) due 10/24/2037(1)(2)	1,600,000	1,605,120

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.36% due 3/20/2026(1)	1,220,000	1,216,365

Battalion CLO X Ltd. Series 2016-10A, Class A2R2 6.446% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	999,000

Canyon Capital CLO Ltd. Series 2022-1A, Class B 6.497% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,998,200

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.138% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	2,500,000	2,500,685

CIFC Funding Ltd. Series 2013-4A, Class BRR 6.479% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	2,000,000	1,998,200

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	1,900,000	1,913,178

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	1,250,000	1,191,395

Dryden 47 Senior Loan Fund Series 2017-47A, Class CR 6.968% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	2,100,000	2,098,320

Dryden 80 CLO Ltd. Series 2019-80A, Class AR 5.898% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,350,000

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	925,000	930,318

Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04% due 8/15/2031(1)	2,400,000	2,392,878

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1R 6.069% (3 mo. USD Term SOFR + 1.48%) due 7/30/2037(1)(2)	$2,000,000	$2,010,000

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	1,000,000	1,000,125

ICG U.S. CLO Ltd. Series 2022-1A, Class A1 6.157% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	2,500,000	2,499,000

Jamestown CLO XI Ltd. Series 2018-11A, Class A2 6.618% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	2,800,000	2,797,200

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 6.029% (3 mo. USD Term SOFR + 1.41%) due 4/19/2033(1)(2)	1,927,071	1,929,961

Marble Point CLO XVIII Ltd. Series 2020-2A, Class A1R 6.128% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	2,500,000	2,504,000

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.083% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	700,000	699,860

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class A 5.969% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	2,853,821	2,856,390

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	2,500,000	2,523,478

Nissan Auto Lease Trust Series 2023-A, Class A4 4.80% due 7/15/2027	1,600,000	1,600,763
Series 2024-B, Class B 5.21% due 12/15/2028	1,650,000	1,660,208

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BR 6.506% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,198,920

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	1,300,000	1,314,471

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

RR 36 Ltd. Series 2024-36RA, Class A1 6.108% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	$1,800,000	$1,799,280
Series 2024-36RA, Class A1R 5.982% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,900,000	1,900,000

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.711% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	850,000	853,825

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.367% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,240,000	1,241,147

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	2,175,000	2,091,856

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	2,000,000	2,024,979

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	700,000	700,549
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	525,000	524,200

World Omni Auto Receivables Trust Series 2021-B, Class A4 0.69% due 6/15/2027	2,800,000	2,752,522

World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	1,100,000	1,099,178

Total Asset-Backed Securities (Cost $73,170,492)		73,521,127
Corporate Bonds & Notes – 27.1%
Aerospace & Defense – 0.9%

L3Harris Technologies, Inc. 5.35% due 6/1/2034	600,000	598,704

Lockheed Martin Corp. 3.90% due 6/15/2032	600,000	556,842

RTX Corp. 5.75% due 1/15/2029	800,000	825,672
6.10% due 3/15/2034	1,200,000	1,263,420
6.40% due 3/15/2054	100,000	108,598

		3,353,236
Apparel – 0.3%

VF Corp. 2.80% due 4/23/2027	1,200,000	1,124,460

		1,124,460

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Auto Manufacturers – 0.8%

General Motors Financial Co., Inc. 5.55% due 7/15/2029	$1,200,000	$1,212,504
5.60% due 6/18/2031	300,000	300,867

Hyundai Capital America 5.30% due 6/24/2029(1)	1,000,000	1,002,190

Toyota Motor Credit Corp. 4.60% due 10/10/2031	600,000	583,560

		3,099,121
Beverages – 0.8%

Anheuser-Busch InBev Worldwide, Inc. 4.50% due 6/1/2050	400,000	351,672
4.95% due 1/15/2042	600,000	556,788

PepsiCo, Inc. 3.90% due 7/18/2032	2,100,000	1,961,694

		2,870,154
Biotechnology – 0.1%

Gilead Sciences, Inc. 5.25% due 10/15/2033	300,000	300,750
5.55% due 10/15/2053	100,000	98,289

		399,039
Chemicals – 0.3%

Nutrien Ltd. 5.40% due 6/21/2034	1,000,000	993,440
5.80% due 3/27/2053	100,000	98,167

		1,091,607
Commercial Banks – 6.9%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	2,000,000	1,683,120
2.299% (2.299% fixed rate until 7/21/2031; 1 day USD SOFR + 1.22% thereafter) due 7/21/2032(2)	1,300,000	1,084,031
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	1,500,000	1,460,430

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	800,000	760,264

HSBC Holdings PLC 5.286% (5.286% fixed rate until 11/19/2029; 1 day USD SOFR + 1.29% thereafter) due 11/19/2030(2)	2,500,000	2,482,000

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	2,600,000	2,530,320

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	$2,500,000	$2,491,375
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	700,000	702,184

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	2,000,000	2,015,680

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(2)	1,500,000	1,468,095
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	900,000	896,139
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	1,000,000	1,001,850
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(2)	1,500,000	1,585,785

Royal Bank of Canada 4.969% (4.969% fixed rate until 8/2/2029; 1 day USD SOFR + 1.10% thereafter) due 8/2/2030(2)	500,000	496,670

Sumitomo Mitsui Trust Bank Ltd. 4.50% due 9/10/2029(1)	600,000	586,584

U.S. Bancorp 5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	1,500,000	1,533,585

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	2,200,000	1,985,214
4.478% (4.478% fixed rate until 4/4/2030; 3 mo. USD Term SOFR + 4.03% thereafter) due 4/4/2031(2)	800,000	772,448

		25,535,774
Computers – 0.3%

Apple, Inc. 3.25% due 8/8/2029	1,000,000	944,580
4.85% due 5/10/2053	200,000	188,816

		1,133,396

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Cosmetics & Personal Care – 0.7%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	$700,000	$633,178

Kenvue, Inc. 4.90% due 3/22/2033	1,500,000	1,474,020
5.05% due 3/22/2028	400,000	404,708

		2,511,906
Diversified Financial Services – 1.5%

Ally Financial, Inc. 5.543% (5.543% fixed rate until 1/17/2030; 1 day USD SOFR + 1.73% thereafter) due 1/17/2031(2)	1,000,000	988,750

American Express Co. 5.043% (5.043% fixed rate until 5/1/2033; 1 day USD SOFR + 1.84% thereafter) due 5/1/2034(2)	800,000	785,000
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(2)	300,000	302,751

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	700,000	733,355

Discover Financial Services 7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(2)	400,000	456,868

Jefferies Financial Group, Inc. 5.875% due 7/21/2028	1,200,000	1,226,412

Nomura Holdings, Inc. 2.172% due 7/14/2028	500,000	450,870

Voya Financial, Inc. 5.00% due 9/20/2034	800,000	759,184

		5,703,190
Electric – 1.8%

Arizona Public Service Co. 5.70% due 8/15/2034	600,000	606,624

Constellation Energy Generation LLC 5.75% due 3/15/2054	400,000	389,500

DTE Energy Co. 5.85% due 6/1/2034	1,600,000	1,643,216

Edison International 5.25% due 3/15/2032	300,000	297,054

NextEra Energy Capital Holdings, Inc. 5.55% due 3/15/2054	200,000	191,890

Public Service Electric & Gas Co. 5.45% due 8/1/2053	800,000	778,472

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	500,000	499,100

Southern California Edison Co. 3.65% due 2/1/2050	200,000	143,182

December 31, 2024	Principal Amount	Value
Electric (continued)

Vistra Operations Co. LLC 5.70% due 12/30/2034(1)	$900,000	$888,714

Wisconsin Public Service Corp. 2.85% due 12/1/2051	400,000	246,916

Xcel Energy, Inc. 5.50% due 3/15/2034	1,100,000	1,094,082

		6,778,750
Electronics – 0.1%

Honeywell International, Inc. 5.25% due 3/1/2054	400,000	375,024

		375,024
Entertainment – 0.1%

Warnermedia Holdings, Inc. 4.279% due 3/15/2032	500,000	440,545

		440,545
Environmental Control – 0.6%

Waste Management, Inc. 4.15% due 4/15/2032	2,200,000	2,076,360

		2,076,360
Food – 0.2%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	400,000	398,596

Kroger Co. 5.50% due 9/15/2054	300,000	282,288

		680,884
Gas – 0.2%

Southern Co. Gas Capital Corp. 5.75% due 9/15/2033	600,000	615,036

		615,036
Healthcare-Products – 0.2%

Abbott Laboratories 4.75% due 11/30/2036	800,000	771,608

		771,608
Healthcare-Services – 1.1%

Cigna Group 5.40% due 3/15/2033	400,000	399,104

Elevance Health, Inc. 4.75% due 2/15/2033	800,000	766,512
5.125% due 2/15/2053	200,000	177,028

HCA, Inc. 5.25% due 6/15/2026	300,000	300,675
5.50% due 6/15/2047	200,000	181,100
5.95% due 9/15/2054	500,000	475,230

UnitedHealth Group, Inc. 4.80% due 1/15/2030	400,000	397,812
5.15% due 10/15/2025	200,000	201,042
5.15% due 7/15/2034	1,000,000	986,120

		3,884,623
Insurance – 0.8%

Aon North America, Inc. 5.45% due 3/1/2034	800,000	799,440

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Insurance (continued)
5.75% due 3/1/2054	$100,000	$97,882

Assurant, Inc. 3.70% due 2/22/2030	500,000	465,495

Chubb INA Holdings LLC 5.00% due 3/15/2034	1,000,000	987,380

MetLife, Inc. 5.375% due 7/15/2033	600,000	606,504

		2,956,701
Internet – 0.4%

Amazon.com, Inc. 4.80% due 12/5/2034	1,300,000	1,293,032

		1,293,032
Investment Companies – 0.1%

Ares Capital Corp. 7.00% due 1/15/2027	500,000	518,040

		518,040
Machinery-Construction & Mining – 0.4%

Caterpillar Financial Services Corp. 4.70% due 11/15/2029	1,000,000	996,260

Caterpillar, Inc. 5.30% due 9/15/2035	500,000	509,440

		1,505,700
Machinery-Diversified – 0.2%

John Deere Capital Corp. 5.10% due 4/11/2034	900,000	898,056

		898,056
Media – 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	1,000,000	1,019,490

Comcast Corp. 2.65% due 2/1/2030	500,000	447,830
3.75% due 4/1/2040	400,000	321,836
4.25% due 1/15/2033	500,000	466,475
5.35% due 5/15/2053	400,000	369,532

		2,625,163
Oil & Gas – 0.7%

BP Capital Markets America, Inc. 4.812% due 2/13/2033	300,000	289,368

Cenovus Energy, Inc. 2.65% due 1/15/2032	800,000	665,792

Diamondback Energy, Inc. 5.40% due 4/18/2034	500,000	491,890

Shell Finance U.S., Inc. 4.125% due 5/11/2035	1,000,000	916,440

Shell International Finance BV 3.00% due 11/26/2051	400,000	253,136

		2,616,626
Packaging & Containers – 0.1%

Packaging Corp. of America 5.70% due 12/1/2033	500,000	510,540

		510,540

December 31, 2024	Principal Amount	Value
Pharmaceuticals – 1.7%

AbbVie, Inc. 5.05% due 3/15/2034	$900,000	$889,353
5.40% due 3/15/2054	700,000	674,660

Astrazeneca Finance LLC 5.00% due 2/26/2034	900,000	889,164

AstraZeneca PLC 6.45% due 9/15/2037	800,000	875,392

Becton Dickinson & Co. 4.298% due 8/22/2032	500,000	470,160

Cencora, Inc. 5.15% due 2/15/2035	1,000,000	977,440

Eli Lilly & Co. 4.70% due 2/9/2034	900,000	872,271
5.00% due 2/9/2054	700,000	643,650

		6,292,090
Pipelines – 1.0%

Cheniere Energy Partners LP 5.95% due 6/30/2033	800,000	817,432

Enterprise Products Operating LLC 4.95% due 2/15/2035	800,000	774,056
4.95% due 10/15/2054	400,000	350,772

Kinder Morgan, Inc. 5.40% due 2/1/2034	100,000	98,600
5.95% due 8/1/2054	100,000	97,570

MPLX LP 5.50% due 6/1/2034	100,000	98,607

ONEOK, Inc. 5.05% due 11/1/2034	600,000	574,218

Targa Resources Corp. 5.50% due 2/15/2035	700,000	688,996

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	289,452

		3,789,703
Real Estate Investment Trusts – 0.5%

American Homes 4 Rent LP 5.50% due 7/15/2034	200,000	198,260

AvalonBay Communities, Inc. 5.35% due 6/1/2034	200,000	200,634

Brixmor Operating Partnership LP 4.125% due 5/15/2029	900,000	863,244

Crown Castle, Inc. 5.80% due 3/1/2034	400,000	407,648

		1,669,786
Retail – 0.4%

Darden Restaurants, Inc. 6.30% due 10/10/2033	300,000	314,118

Home Depot, Inc. 4.95% due 6/25/2034	400,000	394,040
5.30% due 6/25/2054	100,000	95,800

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	700,000	678,377

		1,482,335
Semiconductors – 0.2%

Broadcom, Inc. 3.75% due 2/15/2051(1)	800,000	594,600

		594,600

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Software – 1.1%

AppLovin Corp. 5.50% due 12/1/2034	$1,000,000	$991,480

Fiserv, Inc. 4.40% due 7/1/2049	500,000	408,410
5.625% due 8/21/2033	900,000	916,119

Microsoft Corp. 2.921% due 3/17/2052	200,000	132,560

Oracle Corp. 5.55% due 2/6/2053	400,000	378,592
6.25% due 11/9/2032	1,300,000	1,376,297

		4,203,458
Telecommunications – 1.2%

AT&T, Inc. 3.55% due 9/15/2055	1,200,000	809,484
4.35% due 3/1/2029	500,000	488,765
5.40% due 2/15/2034	700,000	702,492

Cisco Systems, Inc. 4.85% due 2/26/2029	500,000	503,170
5.05% due 2/26/2034	200,000	199,224
5.30% due 2/26/2054	600,000	581,622

Rogers Communications, Inc. 5.30% due 2/15/2034	500,000	487,455

T-Mobile USA, Inc. 2.70% due 3/15/2032	300,000	253,620
3.00% due 2/15/2041	600,000	427,170
3.40% due 10/15/2052	200,000	133,436

		4,586,438
Transportation – 0.6%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	600,000	588,690

Norfolk Southern Corp. 5.55% due 3/15/2034	400,000	407,656

United Parcel Service, Inc. 3.40% due 3/15/2029	400,000	379,988
5.15% due 5/22/2034	700,000	698,159

		2,074,493
Trucking & Leasing – 0.1%
SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	400,000	397,108

		397,108

Total Corporate Bonds & Notes (Cost $101,396,987)		100,458,582
Non-Agency Mortgage-Backed Securities – 8.8%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	1,400,000	1,382,077

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	500,000	497,155

Benchmark Mortgage Trust
Series 2018-B3, Class AS 4.195% due 4/10/2051(2)(3)	2,550,000	2,423,307
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	1,430,000	1,480,157

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	$600,000	$605,454

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	1,600,000	1,699,396

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	2,000,000	1,807,217

Commercial Mortgage Trust Series 2017-COR2, Class A3 3.51% due 9/10/2050	2,920,000	2,789,881
Series 2019-GC44, Class AM 3.263% due 8/15/2057	2,415,000	2,149,699

DBGS Mortgage Trust Series 2018-C1, Class AM 4.625% due 10/15/2051(2)(3)	2,400,000	2,221,129

Fashion Show Mall LLC Series 2024-SHOW, Class B 5.638% due 10/10/2041(1)(2)(3)	1,100,000	1,083,632

Freddie Mac STACR REMIC Trust Series 2021-DNA7, Class M2 6.369% due 11/25/2041(1)(2)(3)	2,200,000	2,216,420
Series 2021-HQA4, Class M1 5.519% due 12/25/2041(1)(2)(3)	1,036,920	1,034,895
Series 2022-DNA1, Class M1A 5.569% due 1/25/2042(1)(2)(3)	801,648	800,865
Series 2022-HQA3, Class M1A 6.869% due 8/25/2042(1)(2)(3)	1,874,665	1,914,104

Hilton USA Trust Series 2016-HHV, Class A 3.719% due 11/5/2038(1)	1,875,000	1,823,861

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	2,000,000	1,773,042

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4 3.718% due 12/15/2048	2,120,000	2,096,968
Series 2018-C43, Class A4 4.012% due 3/15/2051(2)(3)	3,000,000	2,900,624

Total Non-Agency Mortgage-Backed Securities (Cost $33,112,132)		32,699,883

U.S. Government Securities – 19.5%

U.S. Treasury Bonds 4.50% due 11/15/2054	14,000,000	13,370,000
4.625% due 11/15/2044	30,000,000	29,118,750

U.S. Treasury Notes 4.125% due 10/31/2026	2,500,000	2,494,336

4.375% due 12/31/2029	27,500,000	27,480,664

Total U.S. Government Securities (Cost $72,918,888)		72,463,750
Commercial Paper – 2.0%

Linde, Inc. 4.383% due 1/2/2025	7,400,000	7,399,114

Total Commercial Paper (Cost $7,399,114)		7,399,114

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024	Shares	Value
Exchange-Traded Funds – 1.7%

Invesco Senior Loan ETF	161,600	$3,404,912

SPDR Blackstone Senior Loan ETF	73,000	3,046,290

Total Exchange-Traded Funds (Cost $6,457,242)		6,451,202

	Principal Amount	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $587,673, due 1/2/2025(4)	$587,629	587,629

Total Repurchase Agreements (Cost $587,629)		587,629

Total Investments – 99.6% (Cost $373,714,718)		369,604,574

Assets in excess of other liabilities – 0.4%		1,668,072

Total Net Assets – 100.0%		$371,272,646

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $79,703,803, representing 21.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$533,900	$599,477

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	272	Long	$56,084,982	$55,925,750	$(159,232)
U.S. 5-Year Treasury Note	March 2025	47	Long	5,033,192	4,996,320	(36,872)
U.S. Long Bond	March 2025	18	Long	2,131,279	2,049,188	(82,091)
U.S. Ultra 10-Year Treasury Note	March 2025	40	Long	4,537,257	4,452,500	(84,757)
U.S. Ultra Bond	March 2025	25	Long	3,137,396	2,972,656	(164,740)
Total				$70,924,106	$70,396,414	$(527,692)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$76,023,287	$—	$76,023,287
Asset-Backed Securities	—	73,521,127	—	73,521,127
Corporate Bonds & Notes	—	100,458,582	—	100,458,582
Non-Agency Mortgage-Backed Securities	—	32,699,883	—	32,699,883
U.S. Government Securities	—	72,463,750	—	72,463,750
Commercial Paper	—	7,399,114	—	7,399,114
Exchange-Traded Funds	6,451,202	—	—	6,451,202
Repurchase Agreements	—	587,629	—	587,629
Total	$6,451,202	$363,153,372	$—	$369,604,574
Other Financial Instruments
Futures Contracts
Liabilities	$(527,692)	$—	$—	$(527,692)
Total	$(527,692)	$—	$—	$(527,692)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$369,604,574

Interest receivable	2,619,542

Cash deposits with brokers for futures contracts	703,600

Receivable for variation margin on futures contracts	607,673

Reimbursement receivable from adviser	26,671

Receivable for fund shares subscribed	691

Prepaid expenses	13,425

Total Assets	373,576,176

Liabilities

Payable for investments purchased	1,900,000

Payable for fund shares redeemed	149,153

Investment advisory fees payable	139,970

Accrued custodian and accounting fees	26,504

Accrued audit fees	11,097

Accrued trustees’ and officers’ fees	1,840

Accrued expenses and other liabilities	74,966

Total Liabilities	2,303,530

Total Net Assets	$371,272,646

Net Assets Consist of:

Paid-in capital	$361,660,743

Distributable earnings	9,611,903

Total Net Assets	$371,272,646

Investments, at Cost	$373,714,718

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	36,095,027

Net Asset Value Per Share	$10.29

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$19,704,189

Dividends	683,999

Total Investment Income	20,388,188

Expenses

Investment advisory fees	1,749,459

Professional fees	126,125

Trustees’ and officers’ fees	125,065

Custodian and accounting fees	95,819

Administrative fees	84,342

Shareholder reports	26,673

Transfer agent fees	21,305

Other expenses	24,462

Total Expenses	2,253,250

Less: Fees waived	(175,212)

Total Expenses, Net	2,078,038

Net Investment Income/(Loss)	18,310,150

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	2,592,804

Net realized gain/(loss) from futures contracts	317,962

Net realized gain/(loss) from swap contracts	(380,354)

Net change in unrealized appreciation/(depreciation) on investments	(12,885,066)

Net change in unrealized appreciation/(depreciation) on futures contracts	(1,768,880)

Net change in unrealized appreciation/(depreciation) on swap contracts	128,533

Net Loss on Investments and Derivative Contracts	(11,995,001)

Net Increase in Net Assets Resulting From Operations	$6,315,149

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$18,310,150	$18,116,419

Net realized gain/(loss) from investments and derivative contracts	2,530,412	(32,907,044)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(14,525,413)	37,348,689

Net Increase in Net Assets Resulting from Operations	6,315,149	22,558,064

Capital Share Transactions

Proceeds from sales of shares	51,407,522	36,651,130

Cost of shares redeemed	(111,003,577)	(84,460,527)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(59,596,055)	(47,809,397)

Net Decrease in Net Assets	(53,280,906)	(25,251,333)

Net Assets

Beginning of year	424,553,552	449,804,885

End of year	$371,272,646	$424,553,552

Other Information:

Shares

Sold	5,058,137	3,747,836

Redeemed	(10,851,737)	(8,649,366)

Net Decrease	(5,793,600)	(4,901,530)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$10.14	$0.47	$(0.32)	$0.15	$10.29	1.48%

Year Ended 12/31/23	9.61	0.40	0.13	0.53	10.14	5.52%

Period Ended 12/31/22(4)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%	(5)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$371,273	0.52%		0.56%		4.58%		4.54%		205%

424,554	0.50%		0.54%		4.13%		4.09%		316%

449,805	0.50%	(5)	0.52%	(5)	3.41%	(5)	3.39%	(5)	90%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.53% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.50%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $175,212.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$339,453,770	$460,190,275
Sales	351,215,244	493,860,680

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(527,692)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$317,962	$—
Swap Contracts[2]	—	(380,354)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(1,768,880)	$—
Swap Contracts[4]	—	128,533

Average Number of Notional Amounts
Futures Contracts[5]	623	—
Swap Contracts – Buy/Sell Protection	$—	$4,169,231

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Core Fixed Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Core Fixed Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

22

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23

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24

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25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities – 31.4%

Federal Home Loan Mortgage Corp. 4.10% due 10/1/2029	$330,000	$318,609
4.15% due 10/1/2029	190,000	183,843
5.00% due 7/1/2052	481,243	470,030
5.00% due 8/1/2052	744,364	726,676
6.00% due 8/1/2039	824,056	848,273
6.00% due 9/1/2039	205,699	210,982
6.50% due 11/1/2053	670,322	691,068

Federal National Mortgage Association 2.00% due 2/1/2036	364,053	324,607
2.50% due 9/1/2036	756,221	690,238
2.50% due 8/1/2050	3,114,985	2,597,294
2.50% due 9/1/2050	2,368,470	1,971,352
2.50% due 1/1/2051	1,049,495	872,559
2.50% due 12/1/2051	1,350,248	1,116,595
3.00% due 12/1/2048	1,746,986	1,518,758
3.50% due 7/1/2045	492,662	445,123
3.50% due 9/1/2051	207,072	186,189
3.50% due 4/1/2052	889,428	796,150
4.00% due 5/1/2052	914,788	848,919
4.00% due 6/1/2052	959,208	884,925
5.00% due 7/1/2052	637,856	624,026
5.00% due 8/1/2052	996,677	970,940
6.00% due 2/1/2039	111,084	114,184

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-153, Class A2 3.82% due 12/25/2032(1)(2)	440,000	408,656
Series K-154, Class A2 4.35% due 1/25/2033(1)(2)	240,000	230,907
Series K140, Class A2 2.25% due 1/25/2032	510,000	431,125
Series K143, Class A2 2.35% due 3/25/2032	680,000	576,817
Series K145, Class A2 2.58% due 5/25/2032	641,000	550,640
Series K146, Class A2 2.92% due 6/25/2032	460,000	404,278
Series K149, Class A2 3.53% due 8/25/2032	460,000	420,233
Series KG07, Class A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,020,533

Government National Mortgage Association 2.00% due 1/20/2055(3)	572,000	457,018
2.50% due 1/20/2055(3)	1,490,000	1,242,712
3.00% due 1/20/2055(3)	463,000	401,076
3.00% due 2/20/2055(3)	1,659,000	1,437,217
3.50% due 1/20/2055(3)	1,657,000	1,479,994
3.50% due 2/20/2055(3)	2,390,000	2,135,099
4.50% due 1/20/2055(3)	266,000	251,460
5.00% due 1/20/2055(3)	732,000	710,607
5.50% due 1/20/2055(3)	971,000	962,787
5.50% due 2/20/2055(3)	2,200,000	2,179,342
6.00% due 1/20/2055(3)	595,000	599,028
6.00% due 2/20/2055(3)	3,373,000	3,390,877
6.50% due 1/20/2055(3)	672,000	683,666
6.50% due 2/20/2055(3)	794,000	806,831

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Security 2.00% due 2/1/2040(3)	$1,143,000	$1,010,480
2.00% due 2/1/2055(3)	1,103,000	858,034
2.50% due 2/1/2040(3)	907,000	824,079
4.50% due 2/1/2055(3)	570,000	535,870
5.00% due 1/1/2040(3)	159,000	158,314
5.00% due 2/1/2040(3)	516,000	513,440
5.50% due 1/1/2040(3)	604,000	608,125
5.50% due 2/1/2040(3)	3,237,000	3,256,972
5.50% due 1/1/2055(3)	1,236,000	1,220,061
5.50% due 2/1/2055(3)	1,769,000	1,745,032
6.00% due 1/1/2040(3)	202,000	205,394
6.00% due 2/1/2040(3)	468,000	475,642
6.00% due 1/1/2055(3)	25,000	25,127
6.00% due 2/1/2055(3)	885,000	888,779
6.50% due 1/1/2055(3)	114,000	116,437
6.50% due 2/1/2055(3)	333,000	339,883
7.00% due 1/1/2055(3)	635,000	658,590
7.00% due 2/1/2055(3)	1,450,000	1,502,824

Total Agency Mortgage-Backed Securities (Cost $54,730,168)		53,135,326
Asset-Backed Securities – 17.4%

Affirm Asset Securitization Trust Series 2023-B, Class A 6.82% due 9/15/2028(4)	945,000	957,627
Series 2024-A, Class 1A 5.61% due 2/15/2029(4)	455,000	458,556

Avant Loans Funding Trust Series 2024-REV1, Class A 5.92% due 10/15/2033(4)	490,000	492,121

Avid Automobile Receivables Trust Series 2021-1, Class E 3.39% due 4/17/2028(4)	830,000	821,496

Bain Capital Credit CLO Ltd. Series 2023-4A, Class C 7.517% (3 mo. USD Term SOFR + 2.90%) due 10/21/2036(1)(4)	250,000	251,500
Series 2023-4A, Class D 9.617% (3 mo. USD Term SOFR + 5.00%) due 10/21/2036(1)(4)	540,000	549,129

Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1 6.606% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(1)(4)	250,000	250,801

Ballyrock CLO 25 Ltd. Series 2023-25A, Class A2 7.076% (3 mo. USD Term SOFR + 2.45%) due 1/25/2036(1)(4)	500,000	499,923

Bank of America Auto Trust Series 2023-1A, Class A3 5.53% due 2/15/2028(4)	545,000	550,494
Series 2024-1A, Class A3 5.35% due 11/15/2028(4)	395,000	399,908

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1 2.80% due 3/15/2027	$1,025,000	$1,021,486

CarMax Select Receivables Trust Series 2024-A, Class A3 5.40% due 11/15/2028	380,000	383,945

Chase Auto Owner Trust Series 2024-1A, Class A3 5.13% due 5/25/2029(4)	890,000	898,310

CIFC Funding Ltd. Series 2018-2A, Class A1R 6.021% (3 mo. USD Term SOFR + 1.37%) due 10/20/2037(1)(4)	310,000	310,961

Citizens Auto Receivables Trust Series 2023-1, Class A3 5.84% due 1/18/2028(4)	1,005,000	1,016,502
Series 2024-2, Class A4 5.26% due 4/15/2031(4)	545,000	552,767

DLLAD LLC Series 2023-1A, Class A4 4.80% due 6/20/2030(4)	510,000	510,581

Driven Brands Funding LLC Series 2020-1A, Class A2 3.786% due 7/20/2050(4)	214,910	204,512

Exeter Automobile Receivables Trust Series 2020-2A, Class E 7.19% due 9/15/2027(4)	881,782	883,808

First National Master Note Trust Series 2024-1, Class A 5.34% due 5/15/2030	805,000	816,518

Flagship Credit Auto Trust Series 2020-4, Class E 3.84% due 7/17/2028(4)	405,000	392,842

GLS Auto Receivables Issuer Trust Series 2024-2A, Class D 6.19% due 2/15/2030(4)	420,000	424,917

GLS Auto Select Receivables Trust Series 2024-2A, Class A2 5.58% due 6/17/2030(4)	464,453	469,335

GM Financial Automobile Leasing Trust Series 2024-3, Class A3 4.21% due 10/20/2027	480,000	477,283

GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class C 6.967% (3 mo. USD Term SOFR + 2.35%) due 4/20/2037(1)(4)	330,000	332,262

ICG U.S. CLO Ltd. Series 2024-1A, Class A1 6.256% (3 mo. USD Term SOFR + 1.60%) due 4/15/2037(1)(4)	1,000,000	1,006,100

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Invesco U.S. CLO Ltd. Series 2023-4A, Class D 9.882% (3 mo. USD Term SOFR + 5.25%) due 1/18/2037(1)(4)	$250,000	$255,250

Kubota Credit Owner Trust Series 2024-2A, Class A3 5.26% due 11/15/2028(4)	255,000	258,440

LAD Auto Receivables Trust Series 2024-2A, Class A3 5.61% due 8/15/2028(4)	700,000	708,324

Lending Funding Trust Series 2020-2A, Class A 2.32% due 4/21/2031(4)	936,000	897,160

Lendmark Funding Trust Series 2021-1A, Class A 1.90% due 11/20/2031(4)	750,000	702,368

LoanCore Issuer Ltd. Series 2022-CRE7, Class A 6.148% (30 day SOFR + 1.55%) due 1/17/2037(1)(4)	419,561	418,938

Madison Park Funding LVIII Ltd. Series 2024-58A, Class D 8.276% (3 mo. USD Term SOFR + 3.65%) due 4/25/2037(1)(4)	320,000	325,129

Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 3/20/2036(4)	290,000	276,020

Marlette Funding Trust Series 2020-2A, Class D 4.65% due 9/16/2030(4)	17,922	17,922

Mercury Financial Credit Card Master Trust Series 2024-2A, Class A 6.56% due 7/20/2029(4)	360,000	363,868

MF1 LLC Series 2024-FL14, Class A 6.103% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(1)(4)	490,000	490,600

New Mountain CLO 2 Ltd. Series CLO-2A, Class A1R 5.719% (3 mo. USD Term SOFR + 1.36%) due 1/15/2038(1)(4)	720,000	720,000

OCP CLO Ltd. Series 2014-7A, Class A1RR 5.999% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(1)(4)	64,877	64,851
Series 2021-22A, Class CR 6.507% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(4)	270,000	269,730

OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2 5.831% (3 mo. USD Term SOFR + 1.32%) due 1/20/2038(1)(4)	850,000	853,907

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74% due 4/20/2027(4)	$355,000	$354,260

RAD CLO 27 Ltd. Series 2024-27A, Class A1 6.012% (3 mo. USD Term SOFR + 1.32%) due 1/20/2038(1)(4)	580,000	580,000

Regatta 30 Funding Ltd. Series 2024-4A, Class A1 5.633% (3 mo. USD Term SOFR + 1.32%) due 1/25/2038(1)(4)	860,000	860,000

Sandstone Peak III Ltd. Series 2024-1A, Class A1 6.256% (3 mo. USD Term SOFR + 1.63%) due 4/25/2037(1)(4)	700,000	704,060

Santander Drive Auto Receivables Trust Series 2022-7, Class C 6.69% due 3/17/2031	1,060,000	1,085,634
Series 2024-2, Class D 6.28% due 8/15/2031	530,000	544,540

SBNA Auto Receivables Trust Series 2024-A, Class A3 5.32% due 12/15/2028(4)	660,000	663,626

SCF Equipment Leasing LLC Series 2021-1A, Class C 1.54% due 10/21/2030(4)	838,114	831,901

SEB Funding LLC Series 2021-1A, Class A2 4.969% due 1/30/2052(4)	371,070	358,807

Sunrun Demeter Issuer LLC Series 2021-2A, Class A 2.27% due 1/30/2057(4)	84,371	70,306

Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.82% due 4/25/2035(4)	315,000	309,646

Westlake Automobile Receivables Trust Series 2023-1A, Class C 5.74% due 8/15/2028(4)	1,015,000	1,022,677

World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.47% due 2/15/2031	600,000	609,371

Total Asset-Backed Securities (Cost $29,547,689)		29,551,019
Corporate Bonds & Notes – 41.5%

Aerospace & Defense – 0.3%

Boeing Co. 6.528% due 5/1/2034	299,000	313,176
6.858% due 5/1/2054	225,000	239,161

		552,337

December 31, 2024	Principal Amount	Value
Agriculture – 0.7%

BAT Capital Corp. 5.834% due 2/20/2031	$211,000	$215,484

Imperial Brands Finance PLC 5.50% due 2/1/2030(4)	627,000	632,988

Viterra Finance BV 4.90% due 4/21/2027(4)	398,000	394,593

		1,243,065
Airlines – 0.3%

American Airlines, Inc. 7.25% due 2/15/2028(4)	300,000	306,603

JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 9/20/2031(4)	162,000	172,319

		478,922
Auto Manufacturers – 1.8%

Ford Motor Co. 9.625% due 4/22/2030	288,000	332,490

Ford Motor Credit Co. LLC 2.70% due 8/10/2026	200,000	192,060
3.375% due 11/13/2025	275,000	270,787
4.134% due 8/4/2025	253,000	251,378
6.125% due 3/8/2034	356,000	347,819
7.20% due 6/10/2030	272,000	286,313

General Motors Financial Co., Inc. 5.60% due 6/18/2031	527,000	528,523

Hyundai Capital America 1.80% due 10/15/2025(4)	402,000	391,954
5.80% due 6/26/2025(4)	278,000	278,840

JB Poindexter & Co., Inc. 8.75% due 12/15/2031(4)	177,000	186,301

		3,066,465
Beverages – 0.1%

Coca-Cola Consolidated, Inc. 5.45% due 6/1/2034	218,000	219,319

		219,319
Biotechnology – 0.2%

Baxalta, Inc. 4.00% due 6/23/2025	175,000	174,405

Biocon Biologics Global PLC 6.67% due 10/9/2029(4)	200,000	191,930

		366,335
Building Materials – 0.3%

EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75% due 7/15/2031(4)	204,000	205,083

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	249,000	242,778

		447,861
Chemicals – 1.3%

Celanese U.S. Holdings LLC 6.05% due 3/15/2025	810,000	810,932

International Flavors & Fragrances, Inc. 1.23% due 10/1/2025(4)	1,008,000	980,189

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Chemicals (continued)

NOVA Chemicals Corp. 9.00% due 2/15/2030(4)	$179,000	$188,791

Rain Carbon, Inc. 12.25% due 9/1/2029(4)	249,000	263,315

Rain CII Carbon LLC/CII Carbon Corp. 7.25% due 4/1/2025(4)	6,000	5,988

		2,249,215
Coal – 0.1%

SunCoke Energy, Inc. 4.875% due 6/30/2029(4)	209,000	189,822

		189,822
Commercial Banks – 9.0%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	169,112

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	389,000	406,384

Akbank TAS 7.498% due 1/20/2030(4)	200,000	202,138

Bank of America Corp. 2.087% (2.087% fixed rate until 6/14/2028; 1 day USD SOFR + 1.06% thereafter) due 6/14/2029(1)	769,000	697,214

BankUnited, Inc. 5.125% due 6/11/2030	288,000	277,004

BNP Paribas SA 2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(1)(4)	1,019,000	1,005,794
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap rate + 1.48% thereafter) due 3/1/2033(1)(4)	599,000	571,135

Citigroup, Inc. 3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	7,000	6,671

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	350,997

Danske Bank AS 6.466% (6.466% fixed rate until 1/31/2025; 1 yr. CMT rate + 2.10% thereafter) due 1/9/2026(1)(4)	434,000	434,334

Freedom Mortgage Corp. 12.25% due 10/1/2030(4)	200,000	221,344

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

Intesa Sanpaolo SpA 6.625% due 6/20/2033(4)	$440,000	$458,854

JPMorgan Chase & Co. 4.946% (4.946% fixed rate until 10/22/2034; 1 day USD SOFR + 1.34% thereafter) due 10/22/2035(1)	335,000	322,699

KeyCorp 6.401% (6.401% fixed rate until 3/6/2034; 1 day USD SOFR + 2.42% thereafter) due 3/6/2035(1)	211,000	219,649

Macquarie Bank Ltd. 3.624% due 6/3/2030(4)	203,000	184,809

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; 1 day USD SOFR + 1.44% thereafter) due 6/23/2032(1)(4)	678,000	574,537
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD Term SOFR + 1.73% thereafter) due 3/27/2029(1)(4)	700,000	689,318

Mitsubishi UFJ Financial Group, Inc. 5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT rate + 1.50% thereafter) due 4/17/2026(1)	320,000	320,365

Morgan Stanley 5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	1,004,000	973,006

NatWest Group PLC 4.964% (4.964% fixed rate until 8/15/2029; 1 yr. CMT rate + 1.22% thereafter) due 8/15/2030(1)	327,000	321,833

PNC Financial Services Group, Inc. 5.401% (5.401% fixed rate until 7/23/2034; 1 day USD SOFR + 1.60% thereafter) due 7/23/2035(1)	286,000	283,906
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	567,000	572,806

Truist Financial Corp. 5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	273,000	275,378

U.S. Bancorp 4.967% (4.967% fixed rate until 7/22/2032; 1 day USD SOFR + 2.11% thereafter) due 7/22/2033(1)	534,000	512,704
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(1)	634,000	639,566

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

UBS Group AG 1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(1)(4)	$473,000	$454,804
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(1)(4)	504,000	476,608
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(1)(4)	365,000	363,208
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(1)(4)	403,000	413,232
6.373% (6.373% fixed rate until 7/15/2025; 1 day USD SOFR + 3.34% thereafter) due 7/15/2026(1)(4)	690,000	694,892
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(1)(4)	509,000	525,945

Wells Fargo & Co. 2.188% (2.188% fixed rate until 4/30/2025; 1 day USD SOFR + 2.00% thereafter) due 4/30/2026(1)	652,000	646,041
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	343,604
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(1)	723,000	700,739

		15,310,630
Commercial Services – 0.8%

Allied Universal Holdco LLC 7.875% due 2/15/2031(4)	348,000	356,091

Block, Inc. 6.50% due 5/15/2032(4)	246,000	248,536

EquipmentShare.com, Inc. 9.00% due 5/15/2028(4)	277,000	287,141

GXO Logistics, Inc. 6.50% due 5/6/2034	521,000	534,374

		1,426,142
Cosmetics & Personal Care – 0.1%

Perrigo Finance Unlimited Co. 6.125% due 9/30/2032	185,000	181,539

		181,539
Diversified Financial Services – 3.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.95% due 9/10/2034	510,000	486,060

Air Lease Corp. 5.20% due 7/15/2031	288,000	284,619

December 31, 2024	Principal Amount	Value
Diversified Financial Services (continued)

Aircastle Ltd. 2.85% due 1/26/2028(4)	$600,000	$558,060

Aviation Capital Group LLC 1.95% due 1/30/2026(4)	408,000	394,822
6.375% due 7/15/2030(4)	280,000	292,824

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(4)	800,000	773,760
4.25% due 4/15/2026(4)	800,000	790,296

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	672,000	634,462

Navient Corp. 11.50% due 3/15/2031	154,000	172,277

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	365,000	358,266
4.875% due 4/15/2045(4)	198,000	163,352

Nuveen LLC 5.85% due 4/15/2034(4)	304,000	306,912

		5,215,710
Electric – 3.8%

AES Corp. 3.95% due 7/15/2030(4)	1,075,000	991,419

Alfa Desarrollo SpA 4.55% due 9/27/2051(4)	292,357	215,900

Alpha Generation LLC 6.75% due 10/15/2032(4)	180,000	178,087

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	238,000	201,743

Appalachian Power Co. 5.65% due 4/1/2034	334,000	335,019

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(4)	580,000	562,066

Chile Electricity Lux MPC II SARL 5.58% due 10/20/2035(4)	200,000	194,460

Dominion Energy, Inc. Series A 6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	150,742

Enel Finance International NV 5.125% due 6/26/2029(4)	287,000	286,406

Entergy Louisiana LLC 5.70% due 3/15/2054	327,000	323,468

Entergy Texas, Inc. 5.55% due 9/15/2054	164,000	159,246

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% due 1/31/2041(4)	200,000	196,630

FirstEnergy Transmission LLC 5.00% due 1/15/2035(4)	136,000	131,502

Indianapolis Power & Light Co. 5.65% due 12/1/2032(4)	500,000	504,305

Jersey Central Power & Light Co. 5.10% due 1/15/2035(4)	95,000	92,825

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Electric (continued)

Lightning Power LLC 7.25% due 8/15/2032(4)	$184,000	$189,391

Narragansett Electric Co. 5.35% due 5/1/2034(4)	333,000	330,945

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	267,274
6.00% due 2/1/2033(4)	226,000	219,914

Oglethorpe Power Corp. 5.80% due 6/1/2054(4)	194,000	190,343

Virginia Electric & Power Co. 5.05% due 8/15/2034	127,000	123,867

Vistra Operations Co. LLC 5.70% due 12/30/2034(4)	215,000	212,304
7.75% due 10/15/2031(4)	288,000	301,700

		6,359,556
Energy-Alternate Sources – 0.2%

Greenko Dutch BV 3.85% due 3/29/2026(4)	352,630	342,598

		342,598
Engineering & Construction – 0.3%

IRB Infrastructure Developers Ltd. 7.11% due 3/11/2032(4)	266,000	268,376

Weekley Homes LLC/Weekley Finance Corp. 4.875% due 9/15/2028(4)	182,000	173,098

		441,474
Entertainment – 0.4%

Jacobs Entertainment, Inc. 6.75% due 2/15/2029(4)	187,000	180,470

Warnermedia Holdings, Inc. 3.788% due 3/15/2025	442,000	440,630

		621,100
Forest Products & Paper – 0.1%

LD Celulose International GmbH 7.95% due 1/26/2032(4)	200,000	200,088

		200,088
Gas – 0.3%

National Fuel Gas Co. 5.50% due 1/15/2026	554,000	556,260

		556,260
Hand & Machine Tools – 0.3%

Regal Rexnord Corp. 6.05% due 2/15/2026	541,000	545,880

		545,880
Healthcare-Products – 0.3%

Solventum Corp. 5.45% due 3/13/2031(4)	443,000	442,663

		442,663
Healthcare-Services – 1.8%

Centene Corp. 2.45% due 7/15/2028	536,000	483,188
3.375% due 2/15/2030	642,000	572,067
4.25% due 12/15/2027	419,000	406,317

December 31, 2024	Principal Amount	Value
Healthcare-Services (continued)

CHS/Community Health Systems, Inc. 5.25% due 5/15/2030(4)	$251,000	$206,400

DaVita, Inc. 6.875% due 9/1/2032(4)	195,000	196,470

HCA, Inc. 5.45% due 9/15/2034	260,000	253,263

Humana, Inc. 1.35% due 2/3/2027	375,000	348,491

LifePoint Health, Inc. 9.875% due 8/15/2030(4)	159,000	171,736

Universal Health Services, Inc. 5.05% due 10/15/2034	358,000	334,011

		2,971,943
Insurance – 2.5%

Arthur J Gallagher & Co. 5.00% due 2/15/2032	287,000	283,335

Athene Global Funding 5.62% due 5/8/2026(4)	710,000	716,191

Beacon Funding Trust 6.266% due 8/15/2054(4)	273,000	269,031

Brighthouse Financial Global Funding 5.65% due 6/10/2029(4)	408,000	411,015

CNO Global Funding 5.875% due 6/4/2027(4)	362,000	368,469

GA Global Funding Trust 3.85% due 4/11/2025(4)	898,000	894,821

Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% due 2/15/2031(4)	251,000	254,783

HUB International Ltd. 7.375% due 1/31/2032(4)	187,000	189,685

Jackson National Life Global Funding 4.60% due 10/1/2029(4)	302,000	293,426

Metropolitan Life Global Funding I 4.05% due 8/25/2025(4)	302,000	300,949

Sammons Financial Group Global Funding 5.10% due 12/10/2029(4)	207,000	206,046

		4,187,751
Internet – 0.5%

Meituan 4.625% due 10/2/2029(4)	273,000	264,433

Prosus NV, Reg S 4.027% due 8/3/2050	247,000	166,103

Uber Technologies, Inc. 4.50% due 8/15/2029(4)	438,000	423,607

		854,143
Investment Companies – 0.2%

Saks Global Enterprises LLC 11.00% due 12/15/2029(4)	263,000	253,769

		253,769

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Iron & Steel – 0.2%

ATI, Inc. 7.25% due 8/15/2030	$197,000	$202,755

Vale Overseas Ltd. 6.40% due 6/28/2054	197,000	192,916

		395,671
Lodging – 0.1%

MGM China Holdings Ltd., Reg S 4.75% due 2/1/2027	240,000	232,507

		232,507
Machinery-Diversified – 0.2%

nVent Finance SARL 4.55% due 4/15/2028	403,000	398,764

		398,764
Media – 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 5/1/2032	314,000	270,395

Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 8/15/2027(4)	203,000	197,710

Discovery Communications LLC 3.95% due 3/20/2028	258,000	244,282

FactSet Research Systems, Inc. 3.45% due 3/1/2032	600,000	529,074

Univision Communications, Inc. 8.50% due 7/31/2031(4)	199,000	195,404

		1,436,865
Mining – 1.2%

Anglo American Capital PLC 3.875% due 3/16/2029(4)	340,000	322,701

Antofagasta PLC 6.25% due 5/2/2034(4)	400,000	406,124

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(4)	205,000	186,124

Glencore Funding LLC 5.634% due 4/4/2034(4)	483,000	481,324
6.375% due 10/6/2030(4)	216,000	226,692

Hecla Mining Co. 7.25% due 2/15/2028	179,000	180,206

WE Soda Investments Holding PLC 9.50% due 10/6/2028(4)	200,000	204,954

		2,008,125
Miscellaneous Manufacturing – 0.1%

LSB Industries, Inc. 6.25% due 10/15/2028(4)	192,000	185,445

		185,445
Oil & Gas – 4.8%

Aethon United BR LP/Aethon United Finance Corp. 7.50% due 10/1/2029(4)	269,000	275,332

Antero Resources Corp. 7.625% due 2/1/2029(4)	449,000	459,758

December 31, 2024	Principal Amount	Value
Oil & Gas (continued)

Apache Corp. 4.25% due 1/15/2030	$268,000	$251,609

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625% due 10/15/2032(4)	120,000	119,377

Baytex Energy Corp. 8.50% due 4/30/2030(4)	200,000	204,444

California Resources Corp. 8.25% due 6/15/2029(4)	203,000	205,850

CITGO Petroleum Corp. 8.375% due 1/15/2029(4)	173,000	178,174

Comstock Resources, Inc. 6.75% due 3/1/2029(4)	196,000	191,272

Continental Resources, Inc. 5.75% due 1/15/2031(4)	1,083,000	1,070,481

Coterra Energy, Inc. 5.60% due 3/15/2034	459,000	454,874

Crescent Energy Finance LLC 7.375% due 1/15/2033(4)	204,000	198,492

Devon Energy Corp. 5.20% due 9/15/2034	330,000	313,520

Diamond Foreign Asset Co./Diamond Finance LLC 8.50% due 10/1/2030(4)	175,000	181,566

Ecopetrol SA 8.375% due 1/19/2036	209,000	201,422

Encino Acquisition Partners Holdings LLC 8.75% due 5/1/2031(4)	286,000	301,075

EQT Corp. 5.75% due 2/1/2034	195,000	193,836
7.00% due 2/1/2030	304,000	323,274

Medco Maple Tree Pte. Ltd. 8.96% due 4/27/2029(4)	250,000	262,742

Occidental Petroleum Corp. 6.625% due 9/1/2030	884,000	925,734

Ovintiv, Inc. 6.50% due 2/1/2038	463,000	471,019

Petroleos Mexicanos 6.70% due 2/16/2032	307,000	267,538

SM Energy Co. 6.75% due 8/1/2029(4)	209,000	206,904

TGNR Intermediate Holdings LLC 5.50% due 10/15/2029(4)	335,000	313,322

Valaris Ltd. 8.375% due 4/30/2030(4)	207,000	209,285

Vermilion Energy, Inc. 6.875% due 5/1/2030(4)	171,000	169,576

Vital Energy, Inc. 7.875% due 4/15/2032(4)	184,000	176,830

		8,127,306

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Packaging & Containers – 0.3%

LABL, Inc. 9.50% due 11/1/2028(4)	$226,000	$226,373

Mauser Packaging Solutions Holding Co. 7.875% due 8/15/2026(4)	214,000	216,251

		442,624
Pharmaceuticals – 0.6%

Bayer Corp. 6.65% due 2/15/2028(4)	343,000	354,075

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	400,000	411,716

Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 4/30/2031(4)	226,000	203,197

		968,988
Pipelines – 1.4%

Cheniere Energy Partners LP 3.25% due 1/31/2032	200,000	173,522

Columbia Pipeline Group, Inc. 4.50% due 6/1/2025	339,000	338,105

Enbridge, Inc. 8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	512,000	567,931

EQM Midstream Partners LP 7.50% due 6/1/2030(4)	164,000	174,845

Galaxy Pipeline Assets Bidco Ltd. 3.25% due 9/30/2040(4)	276,000	207,878

Genesis Energy LP/Genesis Energy Finance Corp. 8.25% due 1/15/2029	168,000	169,690

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	564,000	485,700

Sabine Pass Liquefaction LLC 5.625% due 3/1/2025	104,000	104,036

Venture Global LNG, Inc. 8.375% due 6/1/2031(4)	167,000	174,158

		2,395,865
Real Estate – 0.1%

Kennedy-Wilson, Inc. 4.75% due 3/1/2029	201,000	181,320

		181,320
Real Estate Investment Trusts – 1.4%

American Tower Corp. 2.40% due 3/15/2025	448,000	445,513
2.95% due 1/15/2025	235,000	234,810

Brandywine Operating Partnership LP 4.55% due 10/1/2029	194,000	175,312

Crown Castle, Inc. 3.30% due 7/1/2030	491,000	446,113

EPR Properties 4.50% due 6/1/2027	180,000	176,942

December 31, 2024	Principal Amount	Value
Real Estate Investment Trusts (continued)

Iron Mountain Information Management Services, Inc. 5.00% due 7/15/2032(4)	$225,000	$207,189

VICI Properties LP 6.125% due 4/1/2054	332,000	328,796

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	314,000	300,620

		2,315,295
Retail – 0.1%

Walgreens Boots Alliance, Inc. 8.125% due 8/15/2029	185,000	182,708

		182,708
Semiconductors – 0.4%

Broadcom, Inc. 4.15% due 4/15/2032(4)	427,000	399,877
5.15% due 11/15/2031	225,000	226,363

		626,240
Shipbuilding – 0.1%

Huntington Ingalls Industries, Inc. 5.749% due 1/15/2035	164,000	163,311

		163,311
Software – 0.6%

AppLovin Corp. 5.375% due 12/1/2031	240,000	240,185

Atlassian Corp. 5.50% due 5/15/2034	269,000	270,194

Cloud Software Group, Inc. 6.50% due 3/31/2029(4)	213,000	209,026
9.00% due 9/30/2029(4)	239,000	242,738

		962,143
Telecommunications – 0.1%

Sprint Capital Corp. 8.75% due 3/15/2032	212,000	253,315

		253,315
Transportation – 0.2%

Rand Parent LLC 8.50% due 2/15/2030(4)	356,000	357,897

		357,897

Total Corporate Bonds & Notes (Cost $71,028,155)		70,358,976
Non-Agency Mortgage-Backed Securities – 8.7%

BBCMS Mortgage Trust Series 2023-C21, Class A5 6.00% due 9/15/2056(1)(2)	370,000	387,326
Series 2024-5C31, Class A3 5.609% due 12/15/2057	300,000	305,229

Benchmark Mortgage Trust Series 2024-V12, Class A3 5.739% due 12/15/2057	210,000	215,170
Series 2024-V7, Class A3 6.228% due 5/15/2056(1)(2)	470,000	489,116

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

BMO Mortgage Trust Series 2023-C5, Class A4 5.494% due 6/15/2056	$220,000	$222,963
Series 2024-5C8, Class A3 5.625% due 12/15/2057(1)(2)	210,000	213,735

BSPRT Issuer Ltd. Series 2022-FL8, Class A 6.098% due 2/15/2037(1)(2)(4)	76,366	76,249

BX Commercial Mortgage Trust Series 2024-XL4, Class A 5.839% due 2/15/2039(1)(2)(4)	194,402	195,259

Chase Home Lending Mortgage Trust Series 2024-RPL2, Class A1A 3.25% due 8/25/2064(1)(2)(4)	219,828	190,568
Series 2024-RPL4, Class A1A 3.375% due 12/25/2064(1)(2)(4)	254,250	229,054

CIM Trust Series 2021-J3, Class A1 2.50% due 6/25/2051(1)(2)(4)	822,780	665,355

Commercial Mortgage Trust Series 2015-LC21, Class AM 4.043% due 7/10/2048(1)(2)	522,000	518,272

CONE Trust Series 2024-DFW1, Class A 6.039% due 8/15/2041(1)(2)(4)	210,000	211,195

Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.769% due 1/25/2042(1)(2)(4)	215,149	215,154
Series 2023-R01, Class 1M1 6.96% due 12/25/2042(1)(2)(4)	823,072	842,988
Series 2023-R01, Class 1M2 8.31% due 12/25/2042(1)(2)(4)	150,000	159,621
Series 2023-R03, Class 2M2 8.469% due 4/25/2043(1)(2)(4)	300,000	322,579
Series 2023-R04, Class 1M1 6.86% due 5/25/2043(1)(2)(4)	253,894	259,529
Series 2023-R07, Class 2M1 6.51% due 9/25/2043(1)(2)(4)	139,871	140,685
Series 2024-R03, Class 2M2 6.51% due 3/25/2044(1)(2)(4)	350,000	352,701
Series 2024-R04, Class 1M2 6.219% due 5/25/2044(1)(2)(4)	165,000	165,561

EQUS Mortgage Trust Series 2021-EQAZ, Class A 5.417% due 10/15/2038(1)(2)(4)	137,997	137,693

Flagstar Mortgage Trust Series 2021-3INV, Class A2 2.50% due 6/25/2051(1)(2)(4)	564,646	457,048
Series 2021-7, Class A1 2.50% due 8/25/2051(1)(2)(4)	530,882	429,481

Freddie Mac STACR REMIC Trust Series 2022-DNA1, Class M2 7.069% due 1/25/2042(1)(2)(4)	365,000	371,439
Series 2022-DNA2, Class M1B 6.969% due 2/25/2042(1)(2)(4)	350,000	357,563

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2022-DNA4, Class M1B 7.919% due 5/25/2042(1)(2)(4)	$90,000	$94,022
Series 2022-HQA1, Class M1B 8.069% due 3/25/2042(1)(2)(4)	250,000	261,016
Series 2022-HQA1, Class M2 9.819% due 3/25/2042(1)(2)(4)	300,000	322,664
Series 2024-DNA1, Class A1 5.919% due 2/25/2044(1)(2)(4)	547,235	549,672
Series 2024-DNA2, Class M1 5.769% due 5/25/2044(1)(2)(4)	201,135	201,331

GS Mortgage Securities Corp. Trust Series 2021-ROSS, Class G 9.312% due 5/15/2026(1)(2)(4)	660,000	220,662

GS Mortgage-Backed Securities Trust Series 2021-PJ2, Class A2 2.50% due 7/25/2051(1)(2)(4)	439,974	353,102
Series 2021-PJ8, Class A2 2.50% due 1/25/2052(1)(2)(4)	591,134	471,130

JP Morgan Mortgage Trust Series 2021-13, Class A3 2.50% due 4/25/2052(1)(2)(4)	456,533	371,309
Series 2021-15, Class A2 3.00% due 6/25/2052(1)(2)(4)	756,011	636,601
Series 2021-INV8, Class A2 3.00% due 5/25/2052(1)(2)(4)	428,572	355,405
Series 2022-4, Class A3 3.00% due 10/25/2052(1)(2)(4)	336,263	278,868

KIND Commercial Mortgage Trust Series 2024-1, Class A 6.287% due 8/15/2041(1)(2)(4)	220,000	220,786

PFP Ltd. Series 2023-10, Class A 6.747% due 9/16/2038(1)(2)(4)	347,208	348,001

Ready Capital Mortgage Financing LLC Series 2022-FL8, Class A 6.219% due 1/25/2037(1)(2)(4)	537,353	537,351

ROCK Trust Series 2024-CNTR, Class A 5.388% due 11/13/2041(4)	450,000	448,935

Towd Point Mortgage Trust Series 2019-HY1, Class M2 6.453% due 10/25/2048(1)(2)(4)	210,000	218,904

Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.088% due 8/15/2041(1)(2)(4)	350,000	348,956

Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2, Class A2 2.50% due 9/25/2051(1)(2)(4)	377,680	298,582

Total Non-Agency Mortgage-Backed Securities (Cost $15,273,849)		14,668,830

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024	Principal Amount	Value
Senior Secured Loans – 1.2%
Building Materials – 0.1%

EMRLD Borrower LP 2024 Term Loan B 0.00% due 8/4/2031(1)(5)	$123,690	$124,051

		124,051
Commercial Services – 0.1%

Trans Union LLC 2024 Term Loan B8 0.00% due 6/24/2031(1)(5)	60,847	60,714
2024 Term Loan B9 0.00% due 6/24/2031(1)(5)	142,286	141,965

		202,679
Diversified Financial Services – 0.4%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.12% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)	423,000	422,531

Jane Street Group LLC 2024 Term Loan B1 0.00% due 12/15/2031(1)(5)	161,579	160,881

		583,412
Electric – 0.0%

NRG Energy, Inc. 2024 Term Loan 6.355% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)	23,940	23,938

		23,938
Entertainment – 0.3%

Flutter Financing BV 2024 Term Loan B 0.00% due 11/30/2030(1)(5)	398,992	397,748

SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3 0.00% due 12/4/2031(1)(5)	33,915	33,802

		431,550
Healthcare-Services – 0.0%

Select Medical Corp. 2024 Term Loan B 0.00% due 12/3/2031(1)(5)	37,000	37,077

		37,077
Media – 0.1%

Charter Communications Operating LLC 2024 Term Loan B5 0.00% due 12/15/2031(1)(5)	212,000	211,381

		211,381
Oil & Gas Services – 0.1%

Calpine Corp. 2024 Term Loan B10 0.00% due 1/31/2031(1)(5)	181,000	180,321

		180,321

December 31, 2024	Principal Amount		Value
Transportation – 0.1%

Genesee & Wyoming, Inc. 2024 Term Loan B 0.00% due 4/10/2031(1)(5)		$180,548	$180,015

			180,015

Total Senior Secured Loans (Cost $1,978,894)			1,974,424
Foreign Government – 0.6%

Angola Government International Bonds, Reg S 8.75% due 4/14/2032	USD	296,000	261,244

Colombia Government International Bonds 7.50% due 2/2/2034	USD	326,000	321,798

Peru Government International Bonds 5.375% due 2/8/2035	USD	272,000	260,829

Senegal Government International Bonds 6.25% due 5/23/2033(4)	USD	290,000	231,402

Total Foreign Government (Cost $1,123,657)			1,075,273
U.S. Government Securities – 16.5%

U.S. Treasury Bonds 2.375% due 2/15/2042		$2,731,000	1,945,838
3.875% due 2/15/2043		4,234,000	3,740,474
4.125% due 8/15/2044		7,041,000	6,380,906
4.25% due 2/15/2054		3,230,100	2,952,009
4.25% due 8/15/2054		3,330,000	3,046,950

U.S. Treasury Notes 3.50% due 9/30/2029		7,292,000	7,016,271
4.25% due 11/30/2026		2,910,000	2,909,432

Total U.S. Government Securities (Cost $28,958,322)			27,991,880
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $3,055,904, due 1/2/2025(6)		3,055,673	3,055,673

Total Repurchase Agreements (Cost $3,055,673)			3,055,673

Total Investments – 119.1% (Cost $205,696,407)			201,811,401

Liabilities in excess of other assets – (19.1)%			(32,379,762)

Total Net Assets – 100.0%			$169,431,639

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $78,400,963, representing 46.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$2,776,100	$3,116,876

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	31	Long	$6,376,399	$6,373,891	$(2,508)
U.S. Ultra 10-Year Treasury Note	March 2025	12	Long	1,361,604	1,335,750	(25,854)
U.S. Ultra Bond	March 2025	33	Long	4,171,494	3,923,906	(247,588)
Total				$11,909,497	$11,633,547	$(275,950)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$53,135,326	$—	$53,135,326
Asset-Backed Securities	—	29,551,019	—	29,551,019
Corporate Bonds & Notes	—	70,358,976	—	70,358,976
Non-Agency Mortgage-Backed Securities	—	14,668,830	—	14,668,830
Senior Secured Loans	—	1,974,424	—	1,974,424
Foreign Government	—	1,075,273	—	1,075,273
U.S. Government Securities	—	27,991,880	—	27,991,880
Repurchase Agreements	—	3,055,673	—	3,055,673
Total	$—	$201,811,401	$—	$201,811,401
Other Financial Instruments
Futures Contracts
Liabilities	$(275,950)	$—	$—	$(275,950)
Total	$(275,950)	$—	$—	$(275,950)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$201,811,401

Cash	124,206

Receivable for investments sold	32,410,348

Interest receivable	1,679,321

Cash deposits with brokers for futures contracts	252,257

Reimbursement receivable from adviser	16,040

Prepaid expenses	6,270

Total Assets	236,299,843

Liabilities

Payable for investments purchased	66,582,213

Payable for fund shares redeemed	73,103

Investment advisory fees payable	66,128

Distribution fees payable	36,737

Accrued custodian and accounting fees	34,577

Payable for variation margin on futures contracts	17,945

Accrued audit fees	10,146

Accrued trustees’ and officers’ fees	1,421

Accrued expenses and other liabilities	45,934

Total Liabilities	66,868,204

Total Net Assets	$169,431,639

Net Assets Consist of:

Paid-in capital	$145,634,797

Distributable earnings	23,796,842

Total Net Assets	$169,431,639

Investments, at Cost	$205,696,407

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,763,774

Net Asset Value Per Share	$10.75

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$10,458,531

Total Investment Income	10,458,531

Expenses

Investment advisory fees	893,997

Distribution fees	496,665

Custodian and accounting fees	107,861

Professional fees	79,566

Trustees’ and officers’ fees	63,646

Administrative fees	55,748

Shareholder reports	15,225

Transfer agent fees	14,179

Other expenses	13,608

Total Expenses	1,740,495

Less: Fees waived	(131,299)

Total Expenses, Net	1,609,196

Net Investment Income/(Loss)	8,849,335

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(833,850)

Net realized gain/(loss) from futures contracts	135,659

Net change in unrealized appreciation/(depreciation) on investments	(1,456,195)

Net change in unrealized appreciation/(depreciation) on futures contracts	(1,776,895)

Net Loss on Investments and Derivative Contracts	(3,931,281)

Net Increase in Net Assets Resulting From Operations	$4,918,054

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$8,849,335	$9,723,654

Net realized gain/(loss) from investments and derivative contracts	(698,191)	(12,403,543)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(3,233,090)	15,399,657

Net Increase in Net Assets Resulting from Operations	4,918,054	12,719,768

Capital Share Transactions

Proceeds from sales of shares	24,217,318	21,664,266

Cost of shares redeemed	(84,348,756)	(62,872,005)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(60,131,438)	(41,207,739)

Net Decrease in Net Assets	(55,213,384)	(28,487,971)

Net Assets

Beginning of year	224,645,023	253,132,994

End of year	$169,431,639	$224,645,023

Other Information:

Shares

Sold	2,301,423	2,138,054

Redeemed	(7,926,283)	(6,235,297)

Net Decrease	(5,624,860)	(4,097,243)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$10.50	$0.47	$(0.22)	$0.25	$10.75	2.38%

Year Ended 12/31/23	9.93	0.41	0.16	0.57	10.50	5.74%

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$169,432	0.81%	0.88%	4.45%	4.38%	123%

224,645	0.81%	0.84%	4.02%	3.99%	137%

253,133	0.81%	0.81%	2.46%	2.46%	198%

345,332	0.80%	0.80%	1.42%	1.42%	181%

341,827	0.80%	0.83%	2.12%	2.09%	183%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $131,299.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $496,665 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$111,456,385	$126,284,364
Sales	157,365,615	118,515,667

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on

TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(275,950)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$135,659

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(1,776,895)

Average Number of Notional Amounts
Futures Contracts[3]	287
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-

fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Core Plus Fixed Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Core Plus Fixed Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, agents, and brokers; when replies were not received from agents and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.5%
Aerospace & Defense – 1.6%

Boeing Co.(1)	1,258	$222,666

Howmet Aerospace, Inc.	4,579	500,805

L3Harris Technologies, Inc.	653	137,313

Northrop Grumman Corp.	1,232	578,165

RTX Corp.	3,690	427,007

		1,865,956
Air Freight & Logistics – 0.9%

FedEx Corp.	3,517	989,438

		989,438
Automobiles – 2.2%

General Motors Co.	4,161	221,656

Tesla, Inc.(1)	5,772	2,330,965

		2,552,621
Banks – 3.1%

Bank of America Corp.	38,508	1,692,427

Citigroup, Inc.	22,023	1,550,199

JPMorgan Chase & Co.	1,379	330,560

		3,573,186
Beverages – 2.2%

Coca-Cola Co.	17,392	1,082,826

Monster Beverage Corp.(1)	3,986	209,504

PepsiCo, Inc.	7,796	1,185,460

		2,477,790
Biotechnology – 1.8%

AbbVie, Inc.	6,671	1,185,437

Amgen, Inc.	499	130,059

Ascendis Pharma AS, ADR(1)	1,125	154,879

Exact Sciences Corp.(1)	1,691	95,017

Janux Therapeutics, Inc.(1)	697	37,317

Regeneron Pharmaceuticals, Inc.(1)	181	128,932

Vertex Pharmaceuticals, Inc.(1)	690	277,863

		2,009,504
Broadline Retail – 4.6%

Amazon.com, Inc.(1)	24,109	5,289,274

		5,289,274
Capital Markets – 2.0%

Blackrock, Inc.	170	174,269

Charles Schwab Corp.	13,095	969,161

CME Group, Inc.	2,511	583,129

TPG, Inc.	8,445	530,684

		2,257,243
Chemicals – 2.0%

Corteva, Inc.	15,040	856,678

DuPont de Nemours, Inc.	4,493	342,591

Eastman Chemical Co.	2,699	246,473

Linde PLC	333	139,417

PPG Industries, Inc.	2,146	256,340

Sherwin-Williams Co.	1,384	470,463

		2,311,962

December 31, 2024	Shares	Value
Construction Materials – 0.4%

CRH PLC	5,099	$471,759

		471,759
Consumer Finance – 1.5%

Capital One Financial Corp.	9,703	1,730,239

		1,730,239
Consumer Staples Distribution & Retail – 2.3%

BJ’s Wholesale Club Holdings, Inc.(1)	1,956	174,769

Costco Wholesale Corp.	674	617,566

Target Corp.	2,734	369,582

Walmart, Inc.	16,637	1,503,153

		2,665,070
Containers & Packaging – 0.4%

Berry Global Group, Inc.	2,620	169,435

International Paper Co.	6,140	330,455

		499,890
Diversified Telecommunication Services – 0.7%

AT&T, Inc.	33,164	755,144

		755,144
Electric Utilities – 2.4%

Constellation Energy Corp.	363	81,207

NextEra Energy, Inc.	7,890	565,634

NRG Energy, Inc.	10,294	928,725

PG&E Corp.	19,628	396,093

PPL Corp.	19,089	619,629

Southern Co.	2,301	189,418

		2,780,706
Electrical Equipment – 0.3%

Vertiv Holdings Co., Class A	2,925	332,309

		332,309
Electronic Equipment, Instruments & Components – 0.3%

Vontier Corp.	8,055	293,766

		293,766
Entertainment – 1.7%

Live Nation Entertainment, Inc.(1)	3,761	487,049

Netflix, Inc.(1)	661	589,163

Spotify Technology SA(1)	968	433,064

Walt Disney Co.	3,811	424,355

		1,933,631
Financial Services – 4.2%

Apollo Global Management, Inc.	5,329	880,138

Berkshire Hathaway, Inc., Class B(1)	1,482	671,761

Mastercard, Inc., Class A	4,056	2,135,768

Toast, Inc., Class A(1)	5,550	202,297

Visa, Inc., Class A	2,917	921,889

		4,811,853
Ground Transportation – 1.0%

Canadian Pacific Kansas City Ltd.	4,642	335,942

Old Dominion Freight Line, Inc.	1,471	259,484

Union Pacific Corp.	2,559	583,554

		1,178,980

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2024	Shares	Value
Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	4,924	$556,954

Becton Dickinson & Co.	474	107,536

Boston Scientific Corp.(1)	6,835	610,502

Intuitive Surgical, Inc.(1)	1,271	663,411

Medtronic PLC	2,665	212,880

Stryker Corp.	272	97,934

		2,249,217
Health Care Providers & Services – 2.5%

Cigna Group	912	251,840

CVS Health Corp.	4,000	179,560

Humana, Inc.	518	131,422

McKesson Corp.	1,196	681,612

UnitedHealth Group, Inc.	3,217	1,627,351

		2,871,785
Hotels, Restaurants & Leisure – 2.0%

Booking Holdings, Inc.	160	794,947

Chipotle Mexican Grill, Inc.(1)	9,614	579,724

Hilton Worldwide Holdings, Inc.	2,028	501,241

McDonald’s Corp.	746	216,258

Vail Resorts, Inc.	1,181	221,378

		2,313,548
Household Durables – 0.6%

PulteGroup, Inc.	6,023	655,905

		655,905
Household Products – 1.7%

Clorox Co.	2,433	395,143

Procter & Gamble Co.	8,958	1,501,809

		1,896,952
Industrial Conglomerates – 0.7%

Honeywell International, Inc.	3,605	814,333

		814,333
Insurance – 2.0%

AIA Group Ltd. (Hong Kong)	86,400	625,012

Assured Guaranty Ltd.	6,702	603,247

AXA SA (France)	22,816	811,228

Prudential PLC (United Kingdom)	30,128	240,192

		2,279,679
Interactive Media & Services – 6.4%

Alphabet, Inc., Class A	21,369	4,045,152

Meta Platforms, Inc., Class A	5,584	3,269,488

		7,314,640
Life Sciences Tools & Services – 1.4%

Bio-Rad Laboratories, Inc., Class A(1)	1,515	497,692

Danaher Corp.	1,994	457,723

Thermo Fisher Scientific, Inc.	1,252	651,328

		1,606,743
Machinery – 1.6%

Fortive Corp.	10,155	761,625

Ingersoll Rand, Inc.	3,496	316,248

December 31, 2024	Shares	Value
Machinery (continued)

Otis Worldwide Corp.	7,945	$735,787

		1,813,660
Media – 0.4%

Charter Communications, Inc., Class A(1)	1,293	443,202

		443,202
Metals & Mining – 0.4%

Agnico Eagle Mines Ltd. (Canada)	2,864	224,067

Glencore PLC (United Kingdom)(1)	54,688	240,456

		464,523
Multi-Utilities – 0.3%

Ameren Corp.	2,316	206,448

CenterPoint Energy, Inc.	4,247	134,758

		341,206
Office REITs – 0.2%

Vornado Realty Trust	6,122	257,369

		257,369
Oil, Gas & Consumable Fuels – 3.4%

Antero Resources Corp.(1)	9,603	336,585

BP PLC (United Kingdom)	47,142	232,300

Cenovus Energy, Inc. (Canada)	33,817	512,625

ConocoPhillips	3,898	386,565

Exxon Mobil Corp.	17,909	1,926,471

Shell PLC (United Kingdom)	15,654	485,952

		3,880,498
Passenger Airlines – 0.3%

Southwest Airlines Co.	8,681	291,855

		291,855
Pharmaceuticals – 3.0%

4Front Ventures Corp.(1)	491,328	6,633

Eli Lilly & Co.	1,965	1,516,980

Innoviva, Inc.(1)	33,066	573,695

Johnson & Johnson	5,026	726,860

Merck & Co., Inc.	4,170	414,831

Zoetis, Inc.	848	138,165

		3,377,164
Semiconductors & Semiconductor Equipment – 11.3%

Advanced Micro Devices, Inc.(1)	7,388	892,397

Analog Devices, Inc.	6,951	1,476,809

Broadcom, Inc.	13,415	3,110,134

Marvell Technology, Inc.	3,068	338,861

NVIDIA Corp.	48,339	6,491,444

QUALCOMM, Inc.	4,228	649,505

		12,959,150
Software – 10.9%

Cadence Design Systems, Inc.(1)	930	279,428

Microsoft Corp.	18,017	7,594,165

Nutanix, Inc., Class A(1)	5,141	314,526

Oracle Corp.	15,878	2,645,910

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2024	Shares	Value
Software (continued)

Salesforce, Inc.	4,839	$1,617,823

		12,451,852
Specialized REITs – 1.3%

American Tower Corp.	4,631	849,372

Gaming & Leisure Properties, Inc.	12,485	601,277

		1,450,649
Specialty Retail – 1.9%

Home Depot, Inc.	3,989	1,551,681

O’Reilly Automotive, Inc.(1)	129	152,968

TJX Cos., Inc.	3,731	450,742

		2,155,391
Technology Hardware, Storage & Peripherals – 7.9%

Apple, Inc.	29,898	7,487,057

Seagate Technology Holdings PLC	17,298	1,492,991

		8,980,048
Textiles, Apparel & Luxury Goods – 0.3%

Levi Strauss & Co., Class A	6,096	105,461

NIKE, Inc., Class B	1,103	83,464

On Holding AG, Class A(1)	2,623	143,662

		332,587
Trading Companies & Distributors – 0.4%

United Rentals, Inc.	636	448,024

		448,024

Total Common Stocks (Cost $67,608,023)		112,430,301
Exchange-Traded Funds – 1.0%

SPDR S&P 500 ETF Trust	2,027	1,187,984

Total Exchange-Traded Funds (Cost $1,197,929)		1,187,984

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $607,193, due 1/2/2025(2)	$607,147	$607,147

Total Repurchase Agreements (Cost $607,147)		607,147

Total Investments – 100.0% (Cost $69,413,099)		114,225,432

Liabilities in excess of other assets – (0.0)%		(54,172)

Total Net Assets – 100.0%		$114,171,260

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$551,600	$619,314

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$109,795,161	$2,635,140	*	$—	$112,430,301
Exchange-Traded Funds	1,187,984	—		—	1,187,984
Repurchase Agreements	—	607,147		—	607,147
Total	$110,983,145	$3,242,287		$—	$114,225,432

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$114,225,432

Dividends/interest receivable	87,259

Reimbursement receivable from adviser	9,766

Foreign tax reclaims receivable	1,293

Prepaid expenses	4,618

Total Assets	114,328,368

Liabilities

Investment advisory fees payable	60,063

Distribution fees payable	25,026

Accrued custodian and accounting fees	18,763

Accrued administrative fees	13,544

Payable for fund shares redeemed	11,467

Accrued legal fees	9,924

Accrued audit fees	8,572

Accrued trustees’ and officers’ fees	663

Foreign currency overdraft	580

Accrued expenses and other liabilities	8,506

Total Liabilities	157,108

Total Net Assets	$114,171,260

Net Assets Consist of:

Paid-in capital	$(42,457,626)

Distributable earnings	156,628,886

Total Net Assets	$114,171,260

Investments, at Cost	$69,413,099

Foreign Currency Overdraft, at Cost	$580

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,617,899

Net Asset Value Per Share	$31.56

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$1,662,567

Interest	12,735

Withholding taxes on foreign dividends	(18,620)

Total Investment Income	1,656,682

Expenses

Investment advisory fees	777,664

Distribution fees	324,026

Professional fees	59,320

Custodian and accounting fees	51,218

Trustees’ and officers’ fees	40,642

Administrative fees	38,946

Transfer agent fees	14,791

Shareholder reports	9,116

Other expenses	7,654

Total Expenses	1,323,377

Less: Fees waived	(79,115)

Total Expenses, Net	1,244,262

Net Investment Income/(Loss)	412,420

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	32,193,457

Net realized gain/(loss) from foreign currency transactions	(696)

Net change in unrealized appreciation/(depreciation) on investments	(2,208,192)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	497

Net Gain on Investments and Foreign Currency Transactions	29,985,066

Net Increase in Net Assets Resulting From Operations	$30,397,486

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$412,420	$724,263

Net realized gain/(loss) from investments and foreign currency transactions	32,192,761	10,328,829

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,207,695)	24,981,584

Net Increase in Net Assets Resulting from Operations	30,397,486	36,034,676

Capital Share Transactions

Proceeds from sales of shares	647,071	827,524

Cost of shares redeemed	(54,621,613)	(40,156,270)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(53,974,542)	(39,328,746)

Net Decrease in Net Assets	(23,577,056)	(3,294,070)

Net Assets

Beginning of year	137,748,316	141,042,386

End of year	$114,171,260	$137,748,316

Other Information:

Shares

Sold	21,915	39,772

Redeemed	(1,898,253)	(1,799,566)

Net Decrease	(1,876,338)	(1,759,794)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$25.07	$0.09	$6.40	$6.49	$31.56	25.89%

Year Ended 12/31/23	19.44	0.11	5.52	5.63	25.07	28.96%

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$114,171	0.96%	1.02%	0.32%	0.26%	52%

137,748	0.96%	1.00%	0.51%	0.47%	39%

141,042	0.96%	0.99%	0.53%	0.50%	45%

192,042	0.95%	0.95%	0.36%	0.36%	44%

193,384	1.01%	1.02%	0.52%	0.51%	76%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $79,115.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $324,026 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $66,725,645 and $119,361,825, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Diversified Research VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Diversified Research VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.5%

Bermuda – 3.8%

CK Infrastructure Holdings Ltd.	244,000	$1,814,280

		1,814,280
Brazil – 2.8%

Cia de Saneamento Basico do Estado de Sao Paulo	93,100	1,333,807

		1,333,807
China – 2.8%

ENN Energy Holdings Ltd.	186,800	1,347,950

		1,347,950
France – 4.5%

Engie SA	136,105	2,157,533

		2,157,533
Germany – 3.9%

E.ON SE	161,522	1,880,724

		1,880,724
Italy – 4.4%

Enel SpA	297,680	2,129,274

		2,129,274
Japan – 3.7%

Kansai Electric Power Co., Inc.	90,400	1,018,046

Tokyo Gas Co. Ltd.	26,800	744,399

		1,762,445
Portugal – 1.4%

EDP SA	217,015	693,620

		693,620
Spain – 4.5%

Iberdrola SA	155,364	2,139,355

		2,139,355
United Kingdom – 4.4%

National Grid PLC	176,267	2,088,813

		2,088,813

December 31, 2024	Shares	Value
United States – 63.3%

American Electric Power Co., Inc.	36,972	$3,409,928

Atmos Energy Corp.	16,840	2,345,307

Dominion Energy, Inc.	40,470	2,179,714

Duke Energy Corp.	19,929	2,147,150

Edison International	27,745	2,215,161

Exelon Corp.	37,727	1,420,044

IDACORP, Inc.	11,858	1,295,842

NextEra Energy, Inc.	28,829	2,066,751

NRG Energy, Inc.	2,131	192,259

PG&E Corp.	116,590	2,352,786

Sempra	41,804	3,667,047

Southern Co.	19,386	1,595,856

Vistra Corp.	33,814	4,661,936

WEC Energy Group, Inc.	8,572	806,111

		30,355,892

Total Common Stocks (Cost $37,275,757)		47,703,693

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $197,487, due 1/2/2025(1)	$197,472	197,472

Total Repurchase Agreements (Cost $197,472)		197,472

Total Investments – 99.9% (Cost $37,473,229)		47,901,165

Assets in excess of other liabilities – 0.1%		56,730

Total Net Assets – 100.0%		$47,957,895

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$179,500	$201,642

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,814,280	*	$—	$1,814,280
Brazil	—	1,333,807	*	—	1,333,807
China	—	1,347,950	*	—	1,347,950
France	—	2,157,533	*	—	2,157,533
Germany	—	1,880,724	*	—	1,880,724
Italy	—	2,129,274	*	—	2,129,274
Japan	—	1,762,445	*	—	1,762,445
Portugal	—	693,620	*	—	693,620
Spain	—	2,139,355	*	—	2,139,355
United Kingdom	—	2,088,813	*	—	2,088,813
United States	30,355,892	—		—	30,355,892
Repurchase Agreements	—	197,472		—	197,472
Total	$30,355,892	$17,545,273		$—	$47,901,165

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$47,901,165

Foreign currency, at value	73

Foreign tax reclaims receivable	89,655

Dividends/interest receivable	64,979

Reimbursement receivable from adviser	17,949

Prepaid expenses	1,805

Total Assets	48,075,626

Liabilities

Investment advisory fees payable	30,599

Payable for fund shares redeemed	26,214

Accrued custodian and accounting fees	16,354

Distribution fees payable	10,479

Accrued administrative fees	9,925

Accrued audit fees	8,913

Accrued shareholder reports fees	6,507

Accrued trustees’ and officers’ fees	210

Accrued expenses and other liabilities	8,530

Total Liabilities	117,731

Total Net Assets	$47,957,895

Net Assets Consist of:

Paid-in capital	$19,672,864

Distributable earnings	28,285,031

Total Net Assets	$47,957,895

Investments, at Cost	$37,473,229

Foreign Currency, at Cost	$73

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,268,278

Net Asset Value Per Share	$14.67

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,123,551

Interest	6,221

Withholding taxes on foreign dividends	(102,143)

Total Investment Income	2,027,629

Expenses

Investment advisory fees	404,741

Distribution fees	138,610

Custodian and accounting fees	52,315

Professional fees	43,771

Administrative fees	28,531

Trustees’ and officers’ fees	17,279

Transfer agent fees	13,284

Shareholder reports	12,953

Other expenses	9,551

Total Expenses	721,035

Less: Fees waived	(142,721)

Total Expenses, Net	578,314

Net Investment Income/(Loss)	1,449,315

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	5,290,987

Net realized gain/(loss) from foreign currency transactions	(2,430)

Net change in unrealized appreciation/(depreciation) on investments	2,846,311

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(6,668)

Net Gain on Investments and Foreign Currency Transactions	8,128,200

Net Increase in Net Assets Resulting From Operations	$9,577,515

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,449,315	$1,676,837

Net realized gain/(loss) from investments and foreign currency transactions	5,288,557	1,185,661

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,839,643	(2,229,599)

Net Increase in Net Assets Resulting from Operations	9,577,515	632,899

Capital Share Transactions

Proceeds from sales of shares	4,502,379	8,064,774

Cost of shares redeemed	(24,412,129)	(14,738,514)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,909,750)	(6,673,740)

Net Decrease in Net Assets	(10,332,235)	(6,040,841)

Net Assets

Beginning of year	58,290,130	64,330,971

End of year	$47,957,895	$58,290,130

Other Information:

Shares

Sold	376,630	671,006

Redeemed	(1,784,902)	(1,212,810)

Net Decrease	(1,408,272)	(541,804)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$12.46	$0.36	$1.85	$2.21	$14.67	17.74%

Year Ended 12/31/23	12.33	0.33	(0.20)	0.13	12.46	1.05%

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$47,958	1.04%	1.30%	2.62%	2.36%	29%

58,290	1.03%	1.23%	2.77%	2.57%	34%

64,331	1.03%	1.21%	2.29%	2.11%	14%

88,121	1.03%	1.16%	2.38%	2.25%	22%

84,619	1.03%	1.22%	2.35%	2.16%	43%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.03%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $142,721.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $138,610 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $16,133,358 and $34,323,497, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Global Utilities VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Global Utilities VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

This Page Intentionally Left Blank

16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.2%
Aerospace & Defense – 2.7%

Curtiss-Wright Corp.	3,008	$1,067,449

RTX Corp.	16,091	1,862,051

		2,929,500
Automobile Components – 0.8%

BorgWarner, Inc.	27,748	882,109

		882,109
Banks – 8.7%

Citigroup, Inc.	41,138	2,895,704

JPMorgan Chase & Co.	17,673	4,236,395

Wells Fargo & Co.	31,635	2,222,042

		9,354,141
Biotechnology – 6.6%

Amgen, Inc.	1,228	320,066

Gilead Sciences, Inc.	27,553	2,545,071

Regeneron Pharmaceuticals, Inc.(1)	4,067	2,897,046

United Therapeutics Corp.(1)	3,901	1,376,429

		7,138,612
Building Products – 1.6%

A.O. Smith Corp.	8,827	602,090

Allegion PLC	4,565	596,554

Builders FirstSource, Inc.(1)	3,618	517,121

		1,715,765
Capital Markets – 3.5%

Blackstone Secured Lending Fund	26,575	858,638

S&P Global, Inc.	5,972	2,974,235

		3,832,873
Chemicals – 1.6%

CF Industries Holdings, Inc.	13,136	1,120,763

PPG Industries, Inc.	5,397	644,672

		1,765,435
Commercial Services & Supplies – 1.2%

Veralto Corp.	12,950	1,318,958

		1,318,958
Consumer Staples Distribution & Retail – 5.7%

Casey’s General Stores, Inc.	3,361	1,331,729

Target Corp.	6,279	848,795

Walmart, Inc.	44,509	4,021,388

		6,201,912
Containers & Packaging – 0.6%

Sealed Air Corp.	19,577	662,290

		662,290
Electrical Equipment – 3.5%

Emerson Electric Co.	5,208	645,427

Generac Holdings, Inc.(1)	9,570	1,483,829

nVent Electric PLC	23,752	1,618,936

		3,748,192
Electronic Equipment, Instruments & Components – 0.4%

TE Connectivity PLC	3,096	442,635

		442,635

December 31, 2024	Shares	Value
Energy Equipment & Services – 0.6%

Helmerich & Payne, Inc.	18,719	$599,382

		599,382
Entertainment – 2.6%

Electronic Arts, Inc.	18,902	2,765,363

		2,765,363
Financial Services – 9.1%

Berkshire Hathaway, Inc., Class B(1)	9,287	4,209,611

Fiserv, Inc.(1)	15,668	3,218,521

Mastercard, Inc., Class A	2,915	1,534,951

MGIC Investment Corp.	34,683	822,334

		9,785,417
Ground Transportation – 1.5%

JB Hunt Transport Services, Inc.	9,565	1,632,363

		1,632,363
Health Care Equipment & Supplies – 1.1%

GE HealthCare Technologies, Inc.	15,070	1,178,173

		1,178,173
Health Care Providers & Services – 4.5%

Cencora, Inc.	7,912	1,777,668

Elevance Health, Inc.	4,105	1,514,334

HCA Healthcare, Inc.	1,579	473,937

Quest Diagnostics, Inc.	7,151	1,078,800

		4,844,739
Hotels, Restaurants & Leisure – 1.3%

Starbucks Corp.	15,055	1,373,769

		1,373,769
Household Durables – 0.9%

D.R. Horton, Inc.	6,592	921,693

		921,693
Insurance – 2.6%

Axis Capital Holdings Ltd.	20,208	1,790,833

MetLife, Inc.	12,825	1,050,111

		2,840,944
IT Services – 3.1%

Accenture PLC, Class A	9,647	3,393,718

		3,393,718
Machinery – 3.0%

Allison Transmission Holdings, Inc.	1,981	214,067

Dover Corp.	4,020	754,152

PACCAR, Inc.	8,046	836,945

Westinghouse Air Brake Technologies Corp.	7,782	1,475,389

		3,280,553
Media – 1.7%

Comcast Corp., Class A	47,541	1,784,214

		1,784,214
Metals & Mining – 1.3%

Steel Dynamics, Inc.	12,081	1,378,080

		1,378,080
Oil, Gas & Consumable Fuels – 6.0%

Chevron Corp.	10,157	1,471,140

ConocoPhillips	11,755	1,165,743

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2024	Shares	Value
Oil, Gas & Consumable Fuels – (continued)

EOG Resources, Inc.	16,651	$2,041,080

Phillips 66	15,987	1,821,399

		6,499,362
Pharmaceuticals – 5.0%

Johnson & Johnson	19,759	2,857,546

Merck & Co., Inc.	13,920	1,384,762

Roche Holding AG, ADR	32,850	1,145,808

		5,388,116
Professional Services – 1.6%

FTI Consulting, Inc.(1)	2,578	492,733

Robert Half, Inc.	17,529	1,235,094

		1,727,827
Semiconductors & Semiconductor Equipment – 6.5%

Intel Corp.	46,212	926,551

Lam Research Corp.	6,511	470,289

QUALCOMM, Inc.	9,815	1,507,780

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,495	1,480,188

Texas Instruments, Inc.	13,846	2,596,263

		6,981,071
Specialized REITs – 0.6%

Public Storage	2,183	653,678

		653,678
Specialty Retail – 2.0%

Dick’s Sporting Goods, Inc.	2,554	584,457

Ross Stores, Inc.	10,704	1,619,194

		2,203,651
Textiles, Apparel & Luxury Goods – 2.7%

Lululemon Athletica, Inc.(1)	4,324	1,653,541

NIKE, Inc., Class B	17,017	1,287,676

		2,941,217
Tobacco – 3.7%

Philip Morris International, Inc.	32,884	3,957,589

		3,957,589
Trading Companies & Distributors – 0.9%

Ferguson Enterprises, Inc.	3,157	547,961

MSC Industrial Direct Co., Inc., Class A	6,105	455,982

		1,003,943

Total Common Stocks (Cost $83,213,009)		107,127,284

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $483,270, due 1/2/2025(2)	$483,234	$483,234

Total Repurchase Agreements (Cost $483,234)		483,234

Total Investments – 99.7% (Cost $83,696,243)		107,610,518

Assets in excess of other liabilities – 0.3%		351,238

Total Net Assets – 100.0%		$107,961,756

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$439,100	$493,090

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$107,127,284	$—	$—	$107,127,284
Repurchase Agreements	—	483,234	—	483,234
Total	$107,127,284	$483,234	$—	$107,610,518

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$107,610,518

Receivable for investments sold	216,460

Dividends/interest receivable	140,452

Foreign tax reclaims receivable	130,022

Reimbursement receivable from adviser	9,270

Prepaid expenses	4,374

Total Assets	108,111,096

Liabilities

Investment advisory fees payable	61,344

Distribution fees payable	23,795

Accrued administrative fees	13,195

Payable for fund shares redeemed	12,907

Accrued custodian and accounting fees	11,728

Accrued legal fees	9,941

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	467

Accrued expenses and other liabilities	7,685

Total Liabilities	149,340

Total Net Assets	$107,961,756

Net Assets Consist of:

Paid-in capital	$92,530

Distributable earnings	107,869,226

Total Net Assets	$107,961,756

Investments, at Cost	$83,696,243

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,798,170

Net Asset Value Per Share	$22.50

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,359,467

Interest	27,195

Withholding taxes on foreign dividends	(20,751)

Total Investment Income	2,365,911

Expenses

Investment advisory fees	807,981

Distribution fees	315,825

Professional fees	56,891

Trustees’ and officers’ fees	39,453

Administrative fees	38,552

Custodian and accounting fees	33,538

Transfer agent fees	14,527

Shareholder reports	8,308

Other expenses	7,968

Total Expenses	1,323,043

Less: Fees waived	(102,086)

Total Expenses, Net	1,220,957

Net Investment Income/(Loss)	1,144,954

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	21,318,328

Net change in unrealized appreciation/(depreciation) on investments	(8,305,508)

Net Gain on Investments	13,012,820

Net Increase in Net Assets Resulting From Operations	$14,157,774

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,144,954	$1,633,947

Net realized gain/(loss) from investments	21,318,328	6,537,897

Net change in unrealized appreciation/(depreciation) on investments	(8,305,508)	6,878,882

Net Increase in Net Assets Resulting from Operations	14,157,774	15,050,726

Capital Share Transactions

Proceeds from sales of shares	2,091,892	7,656,932

Cost of shares redeemed	(44,478,877)	(29,556,171)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,386,985)	(21,899,239)

Net Decrease in Net Assets	(28,229,211)	(6,848,513)

Net Assets

Beginning of year	136,190,967	143,039,480

End of year	$107,961,756	$136,190,967

Other Information:

Shares

Sold	95,465	416,709

Redeemed	(2,015,076)	(1,569,999)

Net Decrease	(1,919,611)	(1,153,290)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$20.27	$0.20	$2.03	$2.23	$22.50	11.00%

Year Ended 12/31/23	18.17	0.22	1.88	2.10	20.27	11.56%

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$107,962	0.97%	1.05%	0.90%	0.82%	45%

136,191	0.96%	1.03%	1.17%	1.10%	41%

143,039	0.96%	0.99%	1.25%	1.22%	39%

193,598	0.97%	0.98%	0.82%	0.81%	26%

198,155	1.01%	1.03%	1.17%	1.15%	36%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $102,086.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $315,825 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $56,639,006 and $97,743,720, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Growth & Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Growth & Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 1.4%

Boeing Co.(1)	1,674	$296,298

General Dynamics Corp.	1,941	511,434

General Electric Co.	5,728	955,373

Howmet Aerospace, Inc.	6,048	661,470

Standardaero, Inc.(1)	7,345	181,862

		2,606,437
Automobile Components – 0.5%

Aptiv PLC(1)	15,619	944,637

		944,637
Automobiles – 1.2%

Tesla, Inc.(1)	5,391	2,177,101

		2,177,101
Banks – 3.8%

First Interstate BancSystem, Inc., Class A	7,303	237,128

JPMorgan Chase & Co.	14,215	3,407,478

Pacific Premier Bancorp, Inc.	6,636	165,369

PNC Financial Services Group, Inc.	6,383	1,230,962

Popular, Inc.	5,138	483,280

United Community Banks, Inc.	6,985	225,685

Wells Fargo & Co.	17,117	1,202,298

		6,952,200
Beverages – 1.7%

Coca-Cola Europacific Partners PLC	8,713	669,246

Constellation Brands, Inc., Class A	1,947	430,287

Monster Beverage Corp.(1)	11,608	610,116

PepsiCo, Inc.	8,419	1,280,193

		2,989,842
Biotechnology – 2.1%

AbbVie, Inc.	13,610	2,418,497

Vertex Pharmaceuticals, Inc.(1)	3,196	1,287,029

		3,705,526
Broadline Retail – 5.1%

Amazon.com, Inc.(1)	42,406	9,303,452

		9,303,452
Building Products – 0.6%

Builders FirstSource, Inc.(1)	4,307	615,599

Johnson Controls International PLC	6,534	515,729

		1,131,328
Capital Markets – 3.5%

Blue Owl Capital, Inc.	11,065	257,372

Charles Schwab Corp.	8,974	664,166

CME Group, Inc.	3,524	818,378

KKR & Co., Inc.	9,370	1,385,917

Moody’s Corp.	1,821	862,007

Morgan Stanley	9,006	1,132,234

Northern Trust Corp.	2,882	295,405

Raymond James Financial, Inc.	2,891	449,059

TPG, Inc.	7,190	451,820

		6,316,358

December 31, 2024	Shares	Value
Chemicals – 1.7%

Air Products & Chemicals, Inc.	1,359	$394,164

Corteva, Inc.	9,022	513,893

DuPont de Nemours, Inc.	3,809	290,436

Eastman Chemical Co.	5,445	497,237

International Flavors & Fragrances, Inc.	2,501	211,460

Linde PLC	1,676	701,691

Sherwin-Williams Co.	1,192	405,197

		3,014,078
Commercial Services & Supplies – 0.4%

GFL Environmental, Inc.	15,626	695,982

		695,982
Communications Equipment – 0.4%

Motorola Solutions, Inc.	1,488	687,798

		687,798
Construction Materials – 0.5%

CRH PLC	8,537	789,843

Summit Materials, Inc., Class A(1)	2,237	113,192

		903,035
Consumer Finance – 0.5%

American Express Co.	2,992	887,996

		887,996
Consumer Staples Distribution & Retail – 1.2%

BJ’s Wholesale Club Holdings, Inc.(1)	14,747	1,317,645

U.S. Foods Holding Corp.(1)	13,514	911,654

		2,229,299
Diversified Consumer Services – 0.1%

Grand Canyon Education, Inc.(1)	1,662	272,236

		272,236
Diversified REITs – 0.2%

Broadstone Net Lease, Inc.	13,528	214,554

WP Carey, Inc.	3,429	186,812

		401,366
Electric Utilities – 1.9%

Constellation Energy Corp.	2,308	516,323

Duke Energy Corp.	4,232	455,956

Exelon Corp.	6,923	260,582

NextEra Energy, Inc.	9,936	712,312

PG&E Corp.	45,192	911,974

Southern Co.	1,405	115,659

Xcel Energy, Inc.	6,452	435,639

		3,408,445
Electrical Equipment – 1.8%

AMETEK, Inc.	4,307	776,380

Eaton Corp. PLC	4,083	1,355,025

Emerson Electric Co.	5,918	733,418

GE Vernova, Inc.	1,187	390,440

		3,255,263
Electronic Equipment, Instruments & Components – 2.0%

Amphenol Corp., Class A	12,239	849,999

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2024	Shares	Value
Electronic Equipment, Instruments & Components (continued)

CDW Corp.	8,853	$1,540,776

Insight Enterprises, Inc.(1)	2,991	454,931

TE Connectivity PLC	2,541	363,287

Zebra Technologies Corp., Class A(1)	1,055	407,462

		3,616,455
Energy Equipment & Services – 0.2%

TechnipFMC PLC	12,842	371,648

		371,648
Entertainment – 1.9%

Electronic Arts, Inc.	3,881	567,790

Spotify Technology SA(1)	2,532	1,132,766

Take-Two Interactive Software, Inc.(1)	2,342	431,115

Vivid Seats, Inc., Class A(1)	20,177	93,420

Walt Disney Co.	10,214	1,137,329

		3,362,420
Financial Services – 2.9%

Corebridge Financial, Inc.	15,211	455,265

Fidelity National Information Services, Inc.	5,285	426,869

Fiserv, Inc.(1)	3,266	670,902

Flywire Corp.(1)	6,183	127,494

Visa, Inc., Class A	10,396	3,285,552

Voya Financial, Inc.	5,176	356,264

		5,322,346
Food Products – 0.4%

Mondelez International, Inc., Class A	13,326	795,962

		795,962
Ground Transportation – 0.8%

Canadian Pacific Kansas City Ltd.	8,789	636,060

JB Hunt Transport Services, Inc.	2,835	483,821

Saia, Inc.(1)	741	337,696

		1,457,577
Health Care Equipment & Supplies – 2.8%

Becton Dickinson & Co.	5,162	1,171,103

Boston Scientific Corp.(1)	16,454	1,469,671

Dexcom, Inc.(1)	3,252	252,908

Medtronic PLC	19,301	1,541,764

STERIS PLC	3,098	636,825

		5,072,271
Health Care Providers & Services – 1.8%

Cigna Group	5,111	1,411,352

Humana, Inc.	1,282	325,256

McKesson Corp.	1,892	1,078,270

Option Care Health, Inc.(1)	20,200	468,640

		3,283,518
Health Care Technology – 0.5%

Veeva Systems, Inc., Class A(1)	4,087	859,292

		859,292
Hotels, Restaurants & Leisure – 2.2%

Aramark	24,097	899,059

December 31, 2024	Shares	Value
Hotels, Restaurants & Leisure (continued)

Booking Holdings, Inc.	324	$1,609,768

DraftKings, Inc., Class A(1)	5,474	203,633

Hilton Worldwide Holdings, Inc.	3,318	820,077

International Game Technology PLC	8,193	144,688

Viking Holdings Ltd.(1)	2,406	106,008

Wingstop, Inc.	829	235,602

		4,018,835
Household Durables – 0.3%

Mohawk Industries, Inc.(1)	3,931	468,300

		468,300
Household Products – 0.7%

Colgate-Palmolive Co.	7,153	650,279

Procter & Gamble Co.	3,936	659,871

		1,310,150
Industrial REITs – 0.3%

Terreno Realty Corp.	8,470	500,916

		500,916
Insurance – 3.4%

American International Group, Inc.	8,454	615,451

Aon PLC, Class A	4,416	1,586,051

Arthur J Gallagher & Co.	3,554	1,008,803

Assurant, Inc.	1,575	335,821

Chubb Ltd.	4,529	1,251,363

Hanover Insurance Group, Inc.	2,297	355,254

Principal Financial Group, Inc.	4,367	338,049

Willis Towers Watson PLC	2,100	657,804

		6,148,596
Interactive Media & Services – 6.2%

Alphabet, Inc., Class A	35,294	6,681,154

Meta Platforms, Inc., Class A	7,675	4,493,789

		11,174,943
IT Services – 0.8%

Accenture PLC, Class A	862	303,243

EPAM Systems, Inc.(1)	2,136	499,439

Gartner, Inc.(1)	685	331,862

Okta, Inc.(1)	3,771	297,155

		1,431,699
Leisure Products – 0.1%

Hasbro, Inc.	3,376	188,752

		188,752
Life Sciences Tools & Services – 0.9%

Illumina, Inc.(1)	1,840	245,879

Waters Corp.(1)	3,797	1,408,611

		1,654,490
Machinery – 1.5%

Crane Co.	2,810	426,417

Deere & Co.	1,403	594,451

Nordson Corp.	3,161	661,408

Pentair PLC	2,983	300,209

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2024	Shares	Value
Machinery (continued)

Westinghouse Air Brake Technologies Corp.	3,937	$746,416

		2,728,901
Media – 0.5%

Comcast Corp., Class A	15,730	590,347

Omnicom Group, Inc.	2,970	255,539

		845,886
Multi-Utilities – 0.4%

Dominion Energy, Inc.	2,539	136,751

Sempra	6,657	583,952

		720,703
Office REITs – 0.2%

Douglas Emmett, Inc.	14,965	277,750

		277,750
Oil, Gas & Consumable Fuels – 3.3%

Cheniere Energy, Inc.	4,896	1,052,003

ConocoPhillips	11,594	1,149,777

Expand Energy Corp.	3,713	369,629

Exxon Mobil Corp.	15,954	1,716,172

Hess Corp.	6,762	899,414

Permian Resources Corp.	17,404	250,269

Phillips 66	2,872	327,207

Valero Energy Corp.	2,259	276,931

		6,041,402
Personal Care Products – 0.5%

e.l.f. Beauty, Inc.(1)	1,574	197,616

Kenvue, Inc.	32,895	702,308

		899,924
Pharmaceuticals – 3.0%

Eli Lilly & Co.	1,230	949,560

Johnson & Johnson	18,027	2,607,065

Pfizer, Inc.	67,125	1,780,826

		5,337,451
Professional Services – 4.5%

Dun & Bradstreet Holdings, Inc.	195,075	2,430,635

Equifax, Inc.	1,773	451,849

Jacobs Solutions, Inc.	4,324	577,773

Leidos Holdings, Inc.	1,622	233,665

TransUnion	19,484	1,806,362

TriNet Group, Inc.	22,070	2,003,294

Verisk Analytics, Inc.	2,147	591,348

		8,094,926
Real Estate Management & Development – 0.1%

Jones Lang LaSalle, Inc.(1)	524	132,645

		132,645
Residential REITs – 0.2%

Sun Communities, Inc.	2,564	315,295

		315,295
Retail REITs – 0.4%

Federal Realty Investment Trust	6,780	759,021

		759,021

December 31, 2024	Shares	Value
Semiconductors & Semiconductor Equipment – 9.6%

Analog Devices, Inc.	5,993	$1,273,273

Applied Materials, Inc.	6,989	1,136,621

Lam Research Corp.	19,812	1,431,021

MACOM Technology Solutions Holdings, Inc.(1)	867	112,632

Marvell Technology, Inc.	26,473	2,923,943

Monolithic Power Systems, Inc.	789	466,851

NVIDIA Corp.	61,736	8,290,528

NXP Semiconductors NV	3,905	811,654

Onto Innovation, Inc.(1)	1,708	284,672

QUALCOMM, Inc.	3,477	534,137

		17,265,332
Software – 11.8%

Atlassian Corp., Class A(1)	6,056	1,473,909

Cadence Design Systems, Inc.(1)	6,809	2,045,832

CCC Intelligent Solutions Holdings, Inc.(1)	25,866	303,408

Check Point Software Technologies Ltd.(1)	889	165,976

Guidewire Software, Inc.(1)	3,602	607,225

HubSpot, Inc.(1)	1,011	704,435

Microsoft Corp.	29,207	12,310,751

nCino, Inc.(1)	6,914	232,172

Salesforce, Inc.	7,655	2,559,296

Tyler Technologies, Inc.(1)	815	469,962

Zscaler, Inc.(1)	2,071	373,629

		21,246,595
Specialized REITs – 0.4%

Extra Space Storage, Inc.	2,171	324,782

SBA Communications Corp.	2,230	454,474

		779,256
Specialty Retail – 1.9%

Home Depot, Inc.	5,836	2,270,146

Ross Stores, Inc.	5,788	875,551

TJX Cos., Inc.	2,188	264,332

		3,410,029
Technology Hardware, Storage & Peripherals – 2.9%

Apple, Inc.	20,888	5,230,773

		5,230,773
Textiles, Apparel & Luxury Goods – 0.3%

NIKE, Inc., Class B	6,506	492,309

		492,309
Trading Companies & Distributors – 0.3%

Ferguson Enterprises, Inc.	1,630	282,919

WW Grainger, Inc.	312	328,864

		611,783
Wireless Telecommunication Services – 1.2%

T-Mobile U.S., Inc.	10,011	2,209,728

		2,209,728

Total Common Stocks (Cost $135,335,605)		180,320,258

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $419,652, due 1/2/2025(2)	$419,620	$419,620

Total Repurchase Agreements (Cost $419,620)		419,620

Total Investments – 100.1% (Cost $135,755,225)		180,739,878

Liabilities in excess of other assets – (0.1)%		(107,385)

Total Net Assets – 100.0%		$180,632,493

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	10/15/2026	$421,400	$428,070

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$180,320,258	$—	$—	$180,320,258
Repurchase Agreements	—	419,620	—	419,620
Total	$180,320,258	$419,620	$—	$180,739,878

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities
As of December 31, 2024
Assets

Investments, at value	$180,739,878

Dividends/interest receivable	128,089

Receivable for fund shares subscribed	1,020

Prepaid expenses	6,774

Total Assets	180,875,761

Liabilities

Investment advisory fees payable	69,587

Payable for fund shares redeemed	67,833

Distribution fees payable	39,538

Accrued custodian and accounting fees	20,572

Accrued administrative fees	15,723

Accrued legal fees	12,375

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	414

Accrued expenses and other liabilities	8,948

Total Liabilities	243,268

Total Net Assets	$180,632,493

Net Assets Consist of:

Paid-in capital	$125,172,931

Distributable earnings	55,459,562

Total Net Assets	$180,632,493

Investments, at Cost	$135,755,225

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,461,517

Net Asset Value Per Share	$12.49

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,299,159

Interest	16,339

Withholding taxes on foreign dividends	(3,678)

Total Investment Income	2,311,820

Expenses

Investment advisory fees	795,115

Distribution fees	451,770

Professional fees	66,500

Custodian and accounting fees	56,473

Trustees’ and officers’ fees	54,590

Administrative fees	45,905

Transfer agent fees	17,855

Shareholder reports	10,657

Other expenses	9,123

Total Expenses	1,507,988

Less: Fees waived	(29,953)

Total Expenses, Net	1,478,035

Net Investment Income/(Loss)	833,785

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	12,886,609

Net realized gain/(loss) from foreign currency transactions	(90)

Net change in unrealized appreciation/(depreciation) on investments	19,232,318

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	10

Net Gain on Investments and Foreign Currency Transactions	32,118,847

Net Increase in Net Assets Resulting From Operations	$32,952,632

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$833,785	$1,189,056

Net realized gain/(loss) from investments and foreign currency transactions	12,886,519	(968,918)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	19,232,328	34,051,693

Net Increase in Net Assets Resulting from Operations	32,952,632	34,271,831

Capital Share Transactions

Proceeds from sales of shares	2,447,778	1,598,005

Cost of shares redeemed	(29,233,265)	(20,589,641)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(26,785,487)	(18,991,636)

Net Increase in Net Assets	6,167,145	15,280,195

Net Assets

Beginning of year	174,465,348	159,185,153

End of year	$180,632,493	$174,465,348

Other Information:

Shares

Sold	215,911	169,513

Redeemed	(2,523,550)	(2,211,996)

Net Decrease	(2,307,639)	(2,042,483)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$10.40	$0.05	$2.04	$2.09	$12.49	20.10%

Year Ended 12/31/23	8.46	0.07	1.87	1.94	10.40	22.93%

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(4)	10.00	0.01	0.25	0.26	10.26	2.60%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$180,632	0.82%		0.83%		0.46%		0.45%		33%

174,465	0.78%		0.83%		0.72%		0.67%		32%

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(5)	1.14%	(5)	1.06%	(5)	0.30%	(5)	7%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.93% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.78%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $29,953.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $451,770 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $59,742,605 and $84,935,697, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian All Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian All Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 64.8%

Aerospace & Defense – 0.7%

Boeing Co.(1)	3,042	$538,434

General Dynamics Corp.	1,431	377,054

RTX Corp.	3,888	449,919

Standardaero, Inc.(1)	9,818	243,094

		1,608,501
Air Freight & Logistics – 0.3%

CH Robinson Worldwide, Inc.	5,657	584,481

		584,481
Automobile Components – 0.0%

Goodyear Tire & Rubber Co.(1)	11,557	104,013

		104,013
Automobiles – 0.5%

Tesla, Inc.(1)	2,527	1,020,504

		1,020,504
Banks – 2.2%

Citizens Financial Group, Inc.	18,500	809,560

Wells Fargo & Co.	57,324	4,026,438

		4,835,998
Biotechnology – 1.3%

AbbVie, Inc.	4,971	883,347

Alnylam Pharmaceuticals, Inc.(1)	277	65,181

Ascendis Pharma AS, ADR(1)	448	61,676

Avidity Biosciences, Inc.(1)	2,358	68,571

Blueprint Medicines Corp.(1)	422	36,807

Crinetics Pharmaceuticals, Inc.(1)	1,020	52,153

Cytokinetics, Inc.(1)	5,474	257,497

Gilead Sciences, Inc.	2,247	207,555

Merus NV(1)	1,153	48,484

Newamsterdam Pharma Co. NV(1)	4,900	125,930

Regeneron Pharmaceuticals, Inc.(1)	256	182,357

REVOLUTION Medicines, Inc.(1)	1,849	80,875

Sarepta Therapeutics, Inc.(1)	370	44,988

Scholar Rock Holding Corp.(1)	1,092	47,196

Ultragenyx Pharmaceutical, Inc.(1)	1,178	49,558

United Therapeutics Corp.(1)	535	188,769

Vaxcyte, Inc.(1)	577	47,233

Vertex Pharmaceuticals, Inc.(1)	1,167	469,951

		2,918,128
Broadline Retail – 3.6%

Amazon.com, Inc.(1)	36,085	7,916,688

		7,916,688
Building Products – 0.5%

AZEK Co., Inc.(1)	8,104	384,697

Builders FirstSource, Inc.(1)	859	122,777

Fortune Brands Innovations, Inc.	3,249	222,004

Johnson Controls International PLC	3,790	299,144

Trane Technologies PLC	168	62,051

		1,090,673

December 31, 2024	Shares	Value
Capital Markets – 2.0%

Ares Management Corp., Class A	9,453	$1,673,464

KKR & Co., Inc.	10,864	1,606,894

Nasdaq, Inc.	13,289	1,027,373

		4,307,731

Chemicals – 1.2%

Arcadium Lithium PLC(1)	13,666	70,106

Cabot Corp.	2,470	225,536

Celanese Corp.	3,068	212,336

FMC Corp.	5,712	277,660

Ingevity Corp.(1)	3,116	126,977

Linde PLC	2,604	1,090,217

PPG Industries, Inc.	4,828	576,705

		2,579,537
Commercial Services & Supplies – 0.5%

Clean Harbors, Inc.(1)	2,851	656,129

Waste Connections, Inc.	2,956	507,191

		1,163,320
Consumer Finance – 0.7%

American Express Co.	5,283	1,567,942

		1,567,942
Consumer Staples Distribution & Retail – 0.6%

U.S. Foods Holding Corp.(1)	19,069	1,286,395

		1,286,395
Distributors – 0.3%

Pool Corp.	1,826	622,556

		622,556
Electric Utilities – 0.7%

NextEra Energy, Inc.	3,157	226,326

PG&E Corp.	68,829	1,388,969

		1,615,295
Electrical Equipment – 0.3%

Emerson Electric Co.	2,006	248,604

Vertiv Holdings Co., Class A	4,348	493,976

		742,580
Electronic Equipment, Instruments & Components – 0.2%

Flex Ltd.(1)	14,551	558,613

		558,613
Entertainment – 0.8%

Netflix, Inc.(1)	1,688	1,504,548

Spotify Technology SA(1)	476	212,953

		1,717,501
Financial Services – 2.8%

Berkshire Hathaway, Inc., Class B(1)	6,410	2,905,525

Block, Inc.(1)	8,269	702,782

Corebridge Financial, Inc.	10,062	301,156

Equitable Holdings, Inc.	6,816	321,511

Mastercard, Inc., Class A	3,516	1,851,420

		6,082,394

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Shares	Value
Food Products – 0.2%

Freshpet, Inc.(1)	3,482	$515,719

		515,719
Gas Utilities – 0.3%

Atmos Energy Corp.	4,996	695,793

		695,793
Ground Transportation – 1.1%

Knight-Swift Transportation Holdings, Inc.	16,846	893,512

Uber Technologies, Inc.(1)	24,620	1,485,078

		2,378,590
Health Care Equipment & Supplies – 1.4%

Align Technology, Inc.(1)	363	75,689

Boston Scientific Corp.(1)	14,334	1,280,313

Edwards Lifesciences Corp.(1)	12,735	942,772

Intuitive Surgical, Inc.(1)	1,663	868,020

		3,166,794
Health Care Providers & Services – 1.8%

Acadia Healthcare Co., Inc.(1)	4,228	167,640

agilon health, Inc.(1)	40,262	76,498

Cencora, Inc.	2,805	630,227

Centene Corp.(1)	2,286	138,486

Elevance Health, Inc.	724	267,084

HCA Healthcare, Inc.	1,250	375,188

Humana, Inc.	831	210,833

Molina Healthcare, Inc.(1)	527	153,383

UnitedHealth Group, Inc.	3,643	1,842,848

		3,862,187
Health Care REITs – 0.4%

Welltower, Inc.	6,311	795,375

		795,375
Hotel & Resort REITs – 0.2%

Ryman Hospitality Properties, Inc.	4,251	443,549

		443,549
Hotels, Restaurants & Leisure – 1.7%

Chipotle Mexican Grill, Inc.(1)	17,382	1,048,135

Domino’s Pizza, Inc.	323	135,582

Flutter Entertainment PLC(1)	1,318	340,637

Hyatt Hotels Corp., Class A	3,578	561,674

Royal Caribbean Cruises Ltd.	2,813	648,931

Starbucks Corp.	10,202	930,933

		3,665,892
Household Durables – 0.3%

Champion Homes, Inc.(1)	3,816	336,189

Lennar Corp., Class A	2,202	300,287

		636,476
Household Products – 0.6%

Procter & Gamble Co.	7,559	1,267,266

		1,267,266

December 31, 2024	Shares	Value
Independent Power and Renewable Electricity Producers – 0.3%

Vistra Corp.	4,242	$584,845

		584,845
Insurance – 1.4%

American International Group, Inc.	15,051	1,095,713

Arch Capital Group Ltd.	4,180	386,023

Assured Guaranty Ltd.	4,330	389,743

Everest Group Ltd.	2,282	827,134

Hamilton Insurance Group Ltd., Class B(1)	11,115	211,518

SiriusPoint Ltd.(1)	11,761	192,763

		3,102,894

Interactive Media & Services – 3.4%

Alphabet, Inc., Class A	36,389	6,888,437

Meta Platforms, Inc., Class A	978	572,629

		7,461,066
IT Services – 0.4%

MongoDB, Inc.(1)	3,596	837,185

		837,185
Life Sciences Tools & Services – 0.8%

Agilent Technologies, Inc.	4,114	552,675

Danaher Corp.	3,885	891,802

ICON PLC(1)	1,530	320,856

		1,765,333
Machinery – 0.7%

Deere & Co.	650	275,405

Fortive Corp.	4,031	302,325

IDEX Corp.	2,551	533,899

Middleby Corp.(1)	2,846	385,490

		1,497,119
Media – 0.5%

New York Times Co., Class A	7,174	373,407

Omnicom Group, Inc.	7,896	679,372

		1,052,779
Metals & Mining – 0.1%

Nucor Corp.	1,637	191,054

		191,054
Multi-Utilities – 0.6%

Sempra	15,275	1,339,923

		1,339,923
Oil, Gas & Consumable Fuels – 2.5%

EQT Corp.	6,939	319,957

Exxon Mobil Corp.	23,130	2,488,094

Marathon Petroleum Corp.	4,220	588,690

Shell PLC, ADR	20,096	1,259,015

Targa Resources Corp.	4,526	807,891

		5,463,647
Passenger Airlines – 0.3%

Delta Air Lines, Inc.	9,599	580,739

		580,739

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Shares	Value
Personal Care Products – 1.0%

BellRing Brands, Inc.(1)	5,535	$417,007

e.l.f. Beauty, Inc.(1)	1,877	235,657

Haleon PLC, ADR	79,989	763,095

Kenvue, Inc.	5,157	110,102

Unilever PLC, ADR	13,717	777,754

		2,303,615
Pharmaceuticals – 2.3%

AstraZeneca PLC, ADR	9,179	601,408

Eli Lilly & Co.	3,004	2,319,088

GSK PLC, ADR	9,590	324,334

Merck & Co., Inc.	11,883	1,182,121

Novo Nordisk AS, ADR	3,736	321,371

Structure Therapeutics, Inc., ADR(1)	4,634	125,674

Verona Pharma PLC, ADR(1)	2,160	100,310

		4,974,306

Professional Services – 0.8%

Dayforce, Inc.(1)	9,840	714,778

KBR, Inc.	4,387	254,139

Science Applications International Corp.	1,602	179,071

TransUnion	6,015	557,651

		1,705,639
Residential REITs – 0.2%

Camden Property Trust	4,286	497,347

		497,347
Semiconductors & Semiconductor Equipment – 7.8%

Advanced Micro Devices, Inc.(1)	1,533	185,171

Broadcom, Inc.	17,588	4,077,602

Enphase Energy, Inc.(1)	3,856	264,830

First Solar, Inc.(1)	1,073	189,106

KLA Corp.	2,044	1,287,965

MKS Instruments, Inc.	1,000	104,390

NVIDIA Corp.	74,023	9,940,549

NXP Semiconductors NV	5,564	1,156,477

		17,206,090
Software – 7.5%

Atlassian Corp., Class A(1)	2,731	664,671

BILL Holdings, Inc.(1)	8,836	748,498

HubSpot, Inc.(1)	953	664,022

Intuit, Inc.	2,030	1,275,855

Microsoft Corp.	22,775	9,599,662

SAP SE, ADR	3,477	856,072

ServiceNow, Inc.(1)	1,137	1,205,356

Synopsys, Inc.(1)	2,846	1,381,335

		16,395,471
Specialized REITs – 0.3%

Equinix, Inc.	730	688,310

		688,310
Specialty Retail – 0.9%
Abercrombie & Fitch Co., Class A(1)	2,413	360,671

December 31, 2024	Shares	Value

Boot Barn Holdings, Inc.(1)	2,096	$318,215

O’Reilly Automotive, Inc.(1)	220	260,876

TJX Cos., Inc.	7,891	953,312

		1,893,074
Technology Hardware, Storage & Peripherals – 4.5%

Apple, Inc.	39,521	9,896,849

		9,896,849
Tobacco – 0.4%

Philip Morris International, Inc.	6,577	791,542

		791,542
Trading Companies & Distributors – 0.2%

WESCO International, Inc.	2,112	382,187

		382,187
Wireless Telecommunication Services – 0.7%

T-Mobile U.S., Inc.	7,099	1,566,962

		1,566,962

Total Common Stocks (Cost $114,767,826)		141,928,467

	Principal Amount	Value
Agency Mortgage-Backed Securities – 9.4%

Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,176,420	924,887
2.00% due 4/1/2052	1,201,423	948,272
2.50% due 7/1/2041	341,042	293,306
2.50% due 2/1/2042	495,000	426,456
2.50% due 7/1/2051	1,074,885	888,116
2.50% due 10/1/2051	286,655	234,670
2.50% due 11/1/2051	362,179	297,850
3.00% due 10/1/2049	228,229	196,605
3.00% due 10/1/2051	98,075	84,380
4.00% due 4/1/2047	8,483	7,936
4.00% due 11/1/2048	110,457	102,645
4.00% due 5/1/2049	14,868	13,879
4.00% due 7/1/2049	17,546	16,482
4.00% due 4/1/2052	313,312	287,991
4.50% due 1/1/2038	101,521	99,343
4.50% due 5/1/2038	21,102	20,642
4.50% due 11/1/2048	21,872	20,882
4.50% due 8/1/2049	51,582	49,519
4.50% due 8/1/2052	53,081	50,023
4.50% due 9/1/2052	55,879	52,652
4.50% due 10/1/2052	84,077	79,279
5.00% due 10/1/2052	224,674	217,694
5.00% due 1/1/2053	118,411	114,660
5.50% due 9/1/2052	236,387	235,224
5.50% due 2/1/2053	23,334	23,095
5.50% due 3/1/2053	34,581	34,188
5.50% due 5/1/2053	52,497	51,890
5.50% due 6/1/2053	70,409	69,592
5.50% due 7/1/2053	429,511	424,497
5.50% due 8/1/2053	269,152	265,993
5.50% due 9/1/2053	156,859	155,174
5.50% due 11/1/2053	157,079	155,216
6.00% due 11/1/2053	188,887	189,936
6.50% due 11/1/2053	366,788	375,440

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)

Federal National Mortgage Association
2.00% due 12/1/2050	$1,132,789	$888,122
2.50% due 2/1/2041	58,305	50,599
2.50% due 5/1/2051	538,859	443,631
3.00% due 6/1/2043	212,301	188,021
3.00% due 6/1/2051	225,662	194,554
3.00% due 10/1/2051	687,006	587,329
3.50% due 8/1/2043	211,834	193,394
3.50% due 7/1/2051	467,646	418,443
3.50% due 4/1/2052	285,964	254,955
4.00% due 3/1/2046	8,540	7,977
4.00% due 1/1/2049	11,004	10,279
4.00% due 8/1/2049	7,416	6,938
4.00% due 8/1/2051	9,899	9,299
4.00% due 8/1/2052	124,893	114,312
4.00% due 10/1/2052	123,092	113,054
4.50% due 4/1/2038	385,208	376,824
4.50% due 7/1/2048	73,321	70,278
4.50% due 11/1/2048	31,964	30,610
4.50% due 10/1/2050	16,209	15,475
4.50% due 8/1/2052	14,899	14,061
4.50% due 9/1/2052	220,353	208,382
4.50% due 11/1/2052	73,588	69,913
4.50% due 1/1/2053	140,031	132,029
5.00% due 8/1/2052	622,296	603,329
5.00% due 9/1/2052	35,767	34,681
5.00% due 10/1/2052	23,543	22,854
5.50% due 1/1/2053	142,274	140,764
5.50% due 8/1/2053	34,296	33,943
5.50% due 9/1/2053	84,817	83,817
6.00% due 9/1/2053	1,048,837	1,056,316

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	72,038

Government National Mortgage Association
2.00% due 12/20/2050	388,460	311,140
2.00% due 1/20/2051	106,114	84,845
2.00% due 2/20/2051	93,467	74,862
2.00% due 1/20/2055(4)	235,000	187,761
2.50% due 5/20/2051	482,714	403,500
2.50% due 8/20/2051	485,350	405,478
3.00% due 1/20/2051	451,135	392,138
3.00% due 5/20/2051	234,545	203,734
3.00% due 1/20/2055(4)	556,000	481,638
3.50% due 1/20/2052	410,042	367,497
3.50% due 2/20/2052	408,534	366,113
4.00% due 4/20/2052	77,808	71,800
4.00% due 5/20/2052	222,709	205,512
4.00% due 8/20/2052	330,403	304,890
4.50% due 8/20/2048	159,707	153,220
4.50% due 6/20/2052	562,028	533,090
4.50% due 8/20/2052	506,107	480,048
5.00% due 1/20/2055(4)	745,000	723,227

Uniform Mortgage-Backed Security
3.00% due 1/1/2055(4)	72,000	61,124

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
3.50% due 1/1/2055(4)	$264,000	$233,478
5.50% due 1/1/2040(4)	670,000	674,576
6.00% due 1/1/2055(4)	141,000	141,716

Total Agency Mortgage-Backed Securities (Cost $21,552,250)		20,716,022
Asset-Backed Securities – 1.4%

CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53% due 3/15/2061(5)	183,777	174,293
Series 2022-1A, Class A1 5.97% due 8/15/2062(5)	97,713	98,210

Chesapeake Funding II LLC Series 2024-1A, Class A1 5.52% due 5/15/2036(5)	149,786	151,467

Enterprise Fleet Financing LLC Series 2023-3, Class A2 6.40% due 3/20/2030(5)	199,835	203,491

GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class A3 4.47% due 2/16/2028	105,000	105,014

GM Financial Revolving Receivables Trust
Series 2023-2, Class A 5.77% due 8/11/2036(5)	174,000	180,311
Series 2024-1, Class A 4.98% due 12/11/2036(5)	230,000	231,818

Kubota Credit Owner Trust Series 2023-2A, Class A3 5.28% due 1/18/2028(5)	155,000	156,558

Navient Private Education Refi Loan Trust Series 2023-A, Class A 5.51% due 10/15/2071(5)	164,839	165,551

New Economy Assets – Phase 1 Sponsor LLC Series 2021-1, Class A1 1.91% due 10/20/2061(5)	335,000	309,022

Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.00% due 9/15/2048(5)	346,000	344,817

SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A 5.89% due 3/22/2027(5)	17,373	17,411

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.165% due 10/15/2046(5)	175,000	165,901

Volkswagen Auto Lease Trust Series 2024-A, Class A3 5.21% due 6/21/2027	190,000	191,900

Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A 5.80% due 4/18/2038(5)	269,249	270,743

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2023-2A, Class A 6.46% due 8/18/2038(5)	$135,821	$138,268
Series 2024-2A, Class A1 4.87% due 6/21/2039(5)	100,000	100,187

Total Asset-Backed Securities (Cost $2,973,119)		3,004,962
Corporate Bonds & Notes – 7.8%
Aerospace & Defense – 0.2%

Boeing Co. 6.858% due 5/1/2054	210,000	223,218

HEICO Corp. 5.35% due 8/1/2033	202,000	201,400

		424,618
Airlines – 0.0%

United Airlines Pass-Through Trust Series 2016-1, Class AA 3.10% due 7/7/2028	37,838	35,778

		35,778
Apparel – 0.2%

Tapestry, Inc. 5.10% due 3/11/2030	367,000	363,044

		363,044
Auto Manufacturers – 0.1%

Daimler Truck Finance North America LLC 5.15% due 1/16/2026(5)	150,000	150,467

		150,467
Beverages – 0.0%

Coca-Cola Consolidated, Inc. 5.45% due 6/1/2034	80,000	80,484

		80,484
Commercial Banks – 1.6%

Canadian Imperial Bank of Commerce
4.508% (4.508% fixed rate until 9/11/2026; 1 day USD SOFR + 0.93% thereafter) due 9/11/2027(3)	160,000	159,213
4.631% (4.631% fixed rate until 9/11/2029; 1 day USD SOFR + 1.34% thereafter) due 9/11/2030(3)	190,000	185,970
5.237% due 6/28/2027	200,000	202,152

Citizens Financial Group, Inc. 5.841% (5.841% fixed rate until 1/23/2029; 1 day USD SOFR + 2.01% thereafter) due 1/23/2030(3)	60,000	60,869

Commonwealth Bank of Australia 5.071% due 9/14/2028(5)	250,000	252,655

Danske Bank AS 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(3)(5)	256,000	249,951

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(3)(5)	$200,000	$202,828

JPMorgan Chase & Co. 4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	104,669

Lloyds Banking Group PLC 5.087% (5.087% fixed rate until 11/26/2027; 1 yr. CMT rate + 0.85% thereafter) due 11/26/2028(3)	200,000	200,240

Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; 1 day USD SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	100,680
4.35% due 9/8/2026	268,000	266,081
5.466% (5.466% fixed rate until 1/18/2034; 1 day USD SOFR + 1.73% thereafter) due 1/18/2035(3)	105,000	104,394

Standard Chartered PLC 5.005% (5.005% fixed rate until 10/15/2029; 1 yr. CMT rate + 1.15% thereafter) due 10/15/2030(3)(5)	200,000	196,254

UBS AG 7.50% due 2/15/2028	500,000	535,145

UBS Group AG 6.301% (6.301% fixed rate until 9/22/2033; 1 yr. CMT rate + 2.00% thereafter) due 9/22/2034(3)(5)	200,000	208,710

Wells Fargo & Co.
4.897% (4.897% fixed rate until 7/25/2032; 1 day USD SOFR + 2.10% thereafter) due 7/25/2033(3)	229,000	221,228
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(3)	220,000	228,584

		3,479,623
Commercial Services – 0.3%

Ashtead Capital, Inc.
2.45% due 8/12/2031(5)	400,000	332,416
5.80% due 4/15/2034(5)	200,000	199,942

ERAC USA Finance LLC 5.20% due 10/30/2034(5)	120,000	118,559

		650,917
Diversified Financial Services – 0.4%

Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	50,000	50,692

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
Diversified Financial Services (continued)
5.884% (5.884% fixed rate until 7/26/2034; 1 day USD SOFR + 1.99% thereafter) due 7/26/2035(3)	$481,000	$482,645
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(3)	117,000	118,937
6.312% (6.312% fixed rate until 6/8/2028; 1 day USD SOFR + 2.64% thereafter) due 6/8/2029(3)	104,000	107,412
7.149% (7.149% fixed rate until 10/29/2026; 1 day USD SOFR + 2.44% thereafter) due 10/29/2027(3)	70,000	72,633
7.624% (7.624% fixed rate until 10/30/2030; 1 day USD SOFR + 3.07% thereafter) due 10/30/2031(3)	13,000	14,340

		846,659
Electric – 0.6%

Alabama Power Co. Series 20-A 1.45% due 9/15/2030	18,000	14,902

Emera U.S. Finance LP
2.639% due 6/15/2031	135,000	114,075
4.75% due 6/15/2046	39,000	32,367

Eversource Energy 5.95% due 7/15/2034	235,000	240,978

FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	31,937
5.15% due 3/30/2026(5)	5,000	5,011
5.20% due 4/1/2028(5)	10,000	10,039

Georgia Power Co.
4.95% due 5/17/2033	166,000	162,597
Series 2010-C 4.75% due 9/1/2040	38,000	34,682

Pacific Gas & Electric Co.
4.50% due 7/1/2040	487,025	419,752
6.75% due 1/15/2053	123,000	134,015

Texas Electric Market Stabilization Funding LLC Series A-1 4.265% due 8/1/2034(5)	186,955	181,008

		1,381,363
Entertainment – 0.2%

Warnermedia Holdings, Inc.
4.279% due 3/15/2032	158,000	139,212
5.141% due 3/15/2052	280,000	208,345

		347,557
Food – 0.1%

Tyson Foods, Inc. 5.70% due 3/15/2034	200,000	202,368

		202,368

December 31, 2024	Principal Amount	Value
Gas – 0.1%

Boston Gas Co. 3.15% due 8/1/2027(5)	$35,000	$33,338

KeySpan Gas East Corp. 2.742% due 8/15/2026(5)	162,000	156,152

Southern Co. Gas Capital Corp. 5.75% due 9/15/2033	105,000	107,631

		297,121
Healthcare-Products – 0.1%

Smith & Nephew PLC 5.40% due 3/20/2034	215,000	213,321

		213,321
Healthcare-Services – 0.1%

Providence St. Joseph Health Obligated Group 5.403% due 10/1/2033	110,000	109,873

Sutter Health Series 20A 2.294% due 8/15/2030	25,000	21,740

UnitedHealth Group, Inc.
5.50% due 7/15/2044	100,000	96,882
5.75% due 7/15/2064	39,000	37,915

		266,410
Insurance – 0.9%

Arthur J Gallagher & Co.
4.85% due 12/15/2029	25,000	24,910
5.15% due 2/15/2035	35,000	34,219

Athene Global Funding
2.50% due 3/24/2028(5)	382,000	351,723
5.349% due 7/9/2027(5)	245,000	247,438
5.583% due 1/9/2029(5)	175,000	176,837

Beacon Funding Trust 6.266% due 8/15/2054(5)	100,000	98,546

Brighthouse Financial Global Funding 5.65% due 6/10/2029(5)	266,000	267,966

CNO Global Funding 4.875% due 12/10/2027(5)	50,000	49,815

Corebridge Global Funding
5.20% due 6/24/2029(5)	300,000	301,194
5.90% due 9/19/2028(5)	35,000	35,944

GA Global Funding Trust 5.20% due 12/9/2031(5)	230,000	224,692

Pricoa Global Funding I 4.65% due 8/27/2031(5)	150,000	145,495

		1,958,779
Investment Companies – 0.1%

Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/2/2031(5)	265,000	253,520

		253,520

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
Media – 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital
3.90% due 6/1/2052	$112,000	$72,098
5.25% due 4/1/2053	115,000	92,606
6.834% due 10/23/2055	124,000	120,923

Comcast Corp. 3.25% due 11/1/2039	202,000	153,221

		438,848
Mining – 0.6%

Anglo American Capital PLC
2.625% due 9/10/2030(5)	200,000	173,204
3.95% due 9/10/2050(5)	200,000	147,122
5.75% due 4/5/2034(5)	200,000	201,158

Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	110,855
5.634% due 4/4/2034(5)	222,000	221,229
5.893% due 4/4/2054(5)	60,000	58,173
6.375% due 10/6/2030(5)	470,000	493,265

		1,405,006
Pipelines – 0.6%

Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(5)	75,000	73,101
5.681% due 1/15/2034(5)	40,000	39,467

Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	46,317
6.497% due 8/15/2043(5)	89,000	91,973

Energy Transfer LP 4.95% due 6/15/2028	12,000	11,975

Galaxy Pipeline Assets Bidco Ltd. 2.625% due 3/31/2036(5)	245,000	199,168

Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	83,370
3.45% due 10/15/2027(5)	15,000	14,258

Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	197,446
6.103% due 8/23/2042(5)	205,000	200,133

ONEOK, Inc. 4.75% due 10/15/2031	100,000	96,644

Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	191,977
5.70% due 9/30/2031(5)	130,000	129,781

		1,375,610
Real Estate Investment Trusts – 0.5%

American Tower Corp. 5.00% due 1/31/2030	75,000	74,545

American Tower Trust I 5.49% due 3/15/2028(5)	315,000	318,018

Extra Space Storage LP 5.90% due 1/15/2031	120,000	123,765

GLP Capital LP/GLP Financing II, Inc. 6.75% due 12/1/2033	146,000	154,953
Prologis Targeted U.S. Logistics Fund LP 5.25% due 1/15/2035(5)	290,000	284,255

December 31, 2024	Principal Amount	Value
Real Estate Investment Trusts (continued)

WEA Finance LLC
2.875% due 1/15/2027(5)	$20,000	$19,030
3.50% due 6/15/2029(5)	45,000	41,464

		1,016,030
Semiconductors – 0.3%

Foundry JV Holdco LLC
6.15% due 1/25/2032(5)	200,000	201,632
6.25% due 1/25/2035(5)	400,000	402,040

Intel Corp. 5.60% due 2/21/2054	167,000	146,641

		750,313
Software – 0.4%

Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	30,143
5.461% due 2/16/2034(5)	384,000	385,129

Oracle Corp.
3.60% due 4/1/2050	26,000	18,160
3.65% due 3/25/2041	352,000	273,388
4.10% due 3/25/2061	19,000	13,587
4.125% due 5/15/2045	20,000	15,759
5.375% due 9/27/2054	8,000	7,373
5.55% due 2/6/2053	61,000	57,735
6.90% due 11/9/2052	40,000	44,691

		845,965
Telecommunications – 0.2%

AT&T, Inc.
3.50% due 6/1/2041	100,000	76,549
3.50% due 9/15/2053	68,000	45,858
3.65% due 6/1/2051	95,000	66,847
3.85% due 6/1/2060	19,000	13,162
4.30% due 12/15/2042	242,000	201,061

		403,477

Total Corporate Bonds & Notes (Cost $17,220,142)		17,187,278
Municipals – 0.4%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	46,927	51,401

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051	100,000	82,887

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049	10,000	8,737

Municipal Electric Authority of Georgia Series A 6.637% due 4/1/2057	146,000	156,176
Regents of the University of California Medical Center Pooled Revenue Series N 3.006% due 5/15/2050	125,000	82,075

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
Municipals (continued)

State of Illinois 5.10% due 6/1/2033	$329,412	$324,427

Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	111,229	111,808
5.169% due 4/1/2041	90,000	89,271

Total Municipals (Cost $970,674)		906,782
Non-Agency Mortgage-Backed Securities – 0.5%

Fannie Mae REMIC
Series 2019-42, Class LA 3.00% due 8/25/2049	246,598	222,632
Series 2020-27, Class HC 1.50% due 10/25/2049	356,206	273,456

Freddie Mac REMIC
Series 3967, Class ZP 4.00% due 9/15/2041	232,098	220,121

Series 5170, Class DP 2.00% due 7/25/2050	209,010	176,676

Ginnie Mae REMIC Series 2021-215, Class KA 2.50% due 10/20/2049	262,019	224,578

Total Non-Agency Mortgage-Backed Securities (Cost $1,195,284)		1,117,463
Foreign Government – 0.2%

Israel Government International Bonds 5.375% due 3/12/2029	USD 220,000	219,166

Mexico Government International Bonds 6.75% due 9/27/2034	USD 196,000	198,376

Total Foreign Government (Cost $433,190)		417,542
U.S. Government Securities – 14.8%

U.S. Treasury Bonds
2.25% due 2/15/2052	566,900	344,303
2.375% due 2/15/2042	858,500	611,681
2.375% due 5/15/2051	358,700	225,925
3.25% due 5/15/2042	25,000	20,352
3.375% due 8/15/2042	29,600	24,452
3.625% due 2/15/2053	494,300	402,314
3.625% due 5/15/2053	446,800	363,933
3.875% due 2/15/2043	544,700	481,208
3.875% due 5/15/2043	638,900	563,130
4.00% due 11/15/2042	976,900	879,821
4.00% due 11/15/2052	459,300	400,739
4.125% due 8/15/2044	595,200	539,400
4.125% due 8/15/2053	268,100	239,237
4.25% due 2/15/2054	262,500	239,900
4.25% due 8/15/2054	411,100	376,157
4.375% due 8/15/2043	538,600	507,378
4.50% due 2/15/2044	515,000	492,147
4.50% due 11/15/2054	604,400	577,202
4.625% due 5/15/2044	478,200	464,153
4.625% due 11/15/2044	144,000	139,770

December 31, 2024	Principal Amount	Value
U.S. Government Securities (continued)
4.625% due 5/15/2054	$312,700	$304,394
4.75% due 11/15/2043	695,200	687,162
4.75% due 11/15/2053	447,800	443,742

U.S. Treasury Notes
2.75% due 4/30/2027	447,100	432,220
3.50% due 4/30/2028	309,000	301,178
3.50% due 9/30/2029	849,300	817,186
3.50% due 4/30/2030	70,000	66,987
3.625% due 5/15/2026	924,000	916,420
3.625% due 3/31/2028	163,000	159,638
3.625% due 5/31/2028	204,000	199,522
3.625% due 8/31/2029	554,600	537,009
3.75% due 4/15/2026	322,300	320,248
3.75% due 8/31/2026	498,900	494,963
3.75% due 8/15/2027	282,900	279,320
3.75% due 12/31/2028	789,400	771,638
3.75% due 5/31/2030	78,000	75,489
3.75% due 6/30/2030	247,000	238,915
3.75% due 12/31/2030	68,000	65,514
3.75% due 8/31/2031	59,400	56,913
3.875% due 10/15/2027	288,300	285,282
3.875% due 12/31/2027	219,600	217,078
3.875% due 12/31/2029	237,100	231,617
3.875% due 8/15/2034	426,400	403,348
4.00% due 1/15/2027	197,000	196,015
4.00% due 2/29/2028	185,100	183,423
4.00% due 6/30/2028	155,000	153,377
4.00% due 1/31/2029	882,700	870,563
4.00% due 7/31/2029	310,500	305,576
4.00% due 10/31/2029	441,900	434,477
4.00% due 7/31/2030	57,200	55,993
4.125% due 10/31/2026	688,400	686,840
4.125% due 9/30/2027	373,400	371,941
4.125% due 7/31/2028	493,200	489,732
4.125% due 3/31/2029	324,900	321,702
4.125% due 10/31/2029	1,668,500	1,649,338
4.125% due 11/30/2029	429,200	424,338
4.125% due 10/31/2031	121,800	119,231
4.25% due 11/30/2026	405,900	405,821
4.25% due 2/28/2029	646,400	643,370
4.25% due 6/30/2029	714,000	710,040
4.25% due 11/15/2034	312,700	304,638
4.375% due 7/31/2026	90,000	90,155
4.375% due 8/15/2026	135,000	135,253
4.375% due 12/15/2026	250,000	250,576
4.375% due 7/15/2027	280,500	281,223
4.375% due 8/31/2028	462,700	463,025
4.375% due 11/30/2028	410,000	410,128
4.375% due 12/31/2029	340,200	339,961
4.50% due 7/15/2026	275,000	275,999
4.50% due 5/31/2029	598,600	601,453
4.625% due 6/30/2026	1,067,000	1,072,793
4.625% due 9/15/2026	198,000	199,160
4.625% due 10/15/2026	157,000	157,957
4.625% due 11/15/2026	648,000	652,252
4.625% due 9/30/2028	937,800	946,592
4.625% due 4/30/2029	554,400	559,727
4.625% due 4/30/2031	62,600	63,128
4.875% due 5/31/2026	415,800	419,260
4.875% due 10/31/2028	777,000	790,962
4.875% due 10/31/2030	121,000	123,685

Total U.S. Government Securities (Cost $33,389,391)		32,358,689

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024	Principal Amount	Value
U.S. Treasury Bills – 0.8%

U.S. Treasury Bills 4.372% due 4/24/2025(6)	$1,775,000	$1,752,054

Total U.S. Treasury Bills (Cost $1,751,294)		1,752,054
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $1,320,356, due 1/2/2025(7)	1,320,256	1,320,256

Total Repurchase Agreements (Cost $1,320,256)		1,320,256

Total Investments Before TBA Sale Commitments – 100.7%

(Cost $195,573,426)		220,709,515

December 31, 2024	Principal Amount	Value
TBA Sale Commitments
Agency Mortgage-Backed Securities – (0.8)%

Uniform Mortgage-Backed Security
2.00% due 1/1/2055(4)	$(236,000)	$(183,485)
4.00% due 1/1/2055(4)	(464,000)	(423,994)
4.50% due 1/1/2040(4)	(444,000)	(434,222)
4.50% due 1/1/2055(4)	(661,000)	(621,630)

Total TBA Sale Commitments (Proceeds $1,687,283)		(1,663,331)

Assets in excess of other liabilities – 0.1%		131,244

Total Net Assets – 100.0%		$219,177,428
(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $11,544,193, representing 5.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$1,199,500	$1,346,786

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	9	Long	$1,849,536	$1,850,484	$948

Legend:

ADR — American Depositary Receipt

CMT — Constant Maturity Treasury

REITs — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$141,928,467	$—	$—	$141,928,467
Agency Mortgage-Backed Securities	—	20,716,022	—	20,716,022
Asset-Backed Securities	—	3,004,962	—	3,004,962
Corporate Bonds & Notes	—	17,187,278	—	17,187,278
Municipals	—	906,782	—	906,782
Non-Agency Mortgage-Backed Securities	—	1,117,463	—	1,117,463
Foreign Government	—	417,542	—	417,542
U.S. Government Securities	—	32,358,689	—	32,358,689
U.S. Treasury Bills	—	1,752,054	—	1,752,054
Repurchase Agreements	—	1,320,256	—	1,320,256
Total	$141,928,467	$78,781,048	$—	$220,709,515
Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(1,663,331)	$—	$(1,663,331)
Futures Contracts
Assets	948	—	—	948
Total	$948	$(1,663,331)	$—	$(1,662,383)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$220,709,515

Due from broker for TBA sale commitments	1,687,283

Receivable for investments sold	1,213,755

Dividends/interest receivable	703,375

Cash deposits with brokers for futures contracts	11,879

Receivable for fund shares subscribed	536

Prepaid expenses	8,096

Total Assets	224,334,439

Liabilities

Payable for investments purchased	3,177,261

TBA sale commitments, at value	1,663,331

Investment advisory fees payable	91,463

Payable for fund shares redeemed	72,357

Distribution fees payable	47,637

Accrued custodian and accounting fees	40,545

Payable for variation margin on futures contracts	11,658

Accrued audit fees	10,146

Accrued trustees’ and officers’ fees	604

Accrued expenses and other liabilities	42,009

Total Liabilities	5,157,011

Total Net Assets	$219,177,428

Net Assets Consist of:

Paid-in capital	$167,208,696

Distributable earnings	51,968,732

Total Net Assets	$219,177,428

Investments, at Cost	$195,573,426

TBA Sale Commitments, Proceeds	$1,687,283

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	17,271,114

Net Asset Value Per Share	$12.69

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$3,644,122

Dividends	1,477,778

Withholding taxes on foreign dividends	(4,557)

Total Investment Income	5,117,343

Expenses

Investment advisory fees	1,075,083

Distribution fees	559,939

Custodian and accounting fees	117,830

Professional fees	85,586

Trustees’ and officers’ fees	68,337

Administrative fees	52,062

Transfer agent fees	18,202

Shareholder reports	11,780

Other expenses	11,992

Total Expenses	2,000,811

Net Investment Income/(Loss)	3,116,532

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	23,156,211

Net realized gain/(loss) from futures contracts	1,969

Net realized gain/(loss) from foreign currency transactions	(2)

Net change in unrealized appreciation/(depreciation) on investments	2,746,897

Net change in unrealized appreciation/(depreciation) on futures contracts	(741)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	25,904,334

Net Increase in Net Assets Resulting From Operations	$29,020,866

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$3,116,532	$3,061,866

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	23,158,178	2,145,134

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	2,746,156	30,488,179

Net Increase in Net Assets Resulting from Operations	29,020,866	35,695,179

Capital Share Transactions

Proceeds from sales of shares	4,729,385	1,554,263

Cost of shares redeemed	(36,474,915)	(29,544,596)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(31,745,530)	(27,990,333)

Net Increase/(Decrease) in Net Assets	(2,724,664)	7,704,846

Net Assets

Beginning of year	221,902,092	214,197,246

End of year	$219,177,428	$221,902,092

Other Information:

Shares

Sold	401,623	152,685

Redeemed	(3,032,921)	(2,891,540)

Net Decrease	(2,631,298)	(2,738,855)

12	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

13

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$11.15	$0.17	$1.37	$1.54	$12.69	13.81%

Year Ended 12/31/23	9.46	0.14	1.55	1.69	11.15	17.86%

Period Ended 12/31/22(4)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%	(5)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$219,177	0.89%		0.89%		1.39%		1.39%		82%

221,902	0.88%		0.88%		1.41%		1.41%		93%

214,197	0.86%	(5)	0.86%	(5)	1.17%	(5)	1.17%	(5)	59%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2024.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

f. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

i. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.95% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.89%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $559,939 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$133,357,934	$46,904,439
Sales	166,824,805	43,845,110

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$948
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$1,969

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(741)

Average Number of Notional Amounts
Futures Contracts[3]	7
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Balanced Allocation VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Balanced Allocation VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 97.8%

Aerospace & Defense – 3.7%

BAE Systems PLC (United Kingdom)	93,626	$1,343,157

General Dynamics Corp.	2,863	754,372

L3Harris Technologies, Inc.	8,867	1,864,553

Northrop Grumman Corp.	1,355	635,888

		4,597,970
Air Freight & Logistics – 1.2%

United Parcel Service, Inc., Class B	11,420	1,440,062

		1,440,062
Banks – 8.6%

Bank of America Corp.	43,551	1,914,066

JPMorgan Chase & Co.	21,360	5,120,206

M&T Bank Corp.	6,405	1,204,204

Regions Financial Corp.	58,022	1,364,677

Royal Bank of Canada (Canada)	9,519	1,147,750

		10,750,903
Beverages – 2.9%

Keurig Dr Pepper, Inc.	61,143	1,963,913

Pernod Ricard SA (France)	14,907	1,667,236

		3,631,149
Biotechnology – 2.5%

Gilead Sciences, Inc.	34,057	3,145,845

		3,145,845
Building Products – 1.2%

Johnson Controls International PLC	19,002	1,499,828

		1,499,828
Capital Markets – 6.6%

Ares Management Corp., Class A	9,482	1,678,598

Intercontinental Exchange, Inc.	8,119	1,209,812

Morgan Stanley	16,751	2,105,936

Nasdaq, Inc.	18,845	1,456,907

Raymond James Financial, Inc.	11,224	1,743,424

		8,194,677
Chemicals – 1.2%

PPG Industries, Inc.	12,468	1,489,303

		1,489,303
Communications Equipment – 2.1%

Cisco Systems, Inc.	43,934	2,600,893

		2,600,893
Consumer Finance – 0.3%

Capital One Financial Corp.	2,113	376,790

		376,790
Electric Utilities – 3.6%

American Electric Power Co., Inc.	16,535	1,525,023

Eversource Energy	20,942	1,202,699

PPL Corp.	52,986	1,719,926

		4,447,648
Electrical Equipment – 1.5%

Emerson Electric Co.	15,547	1,926,740

		1,926,740

December 31, 2024	Shares	Value
Electronic Equipment, Instruments & Components – 2.4%

Corning, Inc.	27,669	$1,314,831

TE Connectivity PLC	11,528	1,648,158

		2,962,989
Food Products – 1.3%

Archer-Daniels-Midland Co.	33,257	1,680,144

		1,680,144
Gas Utilities – 1.5%

Atmos Energy Corp.	13,493	1,879,170

		1,879,170
Ground Transportation – 0.6%

Canadian National Railway Co. (Canada)	7,427	754,196

		754,196
Health Care Providers & Services – 4.2%

Elevance Health, Inc.	5,060	1,866,634

UnitedHealth Group, Inc.	6,654	3,365,992

		5,232,626
Hotels, Restaurants & Leisure – 1.6%

Booking Holdings, Inc.	248	1,232,168

Starbucks Corp.	7,916	722,335

		1,954,503
Industrial Conglomerates – 2.0%

Honeywell International, Inc.	6,466	1,460,605

Siemens AG, Reg S (Germany)	5,020	980,315

		2,440,920
Insurance – 3.2%

American International Group, Inc.	32,533	2,368,402

MetLife, Inc.	19,418	1,589,946

		3,958,348
IT Services – 2.3%

Accenture PLC, Class A	3,708	1,304,437

Amdocs Ltd.	17,555	1,494,633

		2,799,070
Machinery – 3.2%

Deere & Co.	2,151	911,379

IDEX Corp.	4,447	930,713

PACCAR, Inc.	19,960	2,076,239

		3,918,331
Media – 0.7%

Omnicom Group, Inc.	9,624	828,049

		828,049
Metals & Mining – 2.1%

Barrick Gold Corp.	68,622	1,063,641

Rio Tinto PLC, ADR	25,864	1,521,062

		2,584,703
Multi-Utilities – 3.8%

Dominion Energy, Inc.	24,427	1,315,638

Sempra	24,132	2,116,859

WEC Energy Group, Inc.	13,742	1,292,298

		4,724,795

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2024	Shares	Value
Oil, Gas & Consumable Fuels – 8.1%

ConocoPhillips	38,599	$3,827,863

Coterra Energy, Inc.	86,331	2,204,894

EQT Corp.	40,911	1,886,406

Marathon Petroleum Corp.	5,600	781,200

Phillips 66	735	83,738

TotalEnergies SE (France)	23,087	1,282,919

		10,067,020
Personal Care Products – 2.4%

Kenvue, Inc.	68,240	1,456,924

Unilever PLC, ADR	27,760	1,573,992

		3,030,916
Pharmaceuticals – 9.5%

AstraZeneca PLC, ADR	20,819	1,364,061

Johnson & Johnson	21,750	3,145,485

Merck & Co., Inc.	26,366	2,622,890

Pfizer, Inc.	121,342	3,219,203

Roche Holding AG (Switzerland)	5,406	1,513,183

		11,864,822
Semiconductors & Semiconductor Equipment – 2.9%

Broadcom, Inc.	5,106	1,183,775

NXP Semiconductors NV	7,662	1,592,547

QUALCOMM, Inc.	5,623	863,805

		3,640,127
Specialized REITs – 5.6%

Crown Castle, Inc.	20,888	1,895,795

Gaming & Leisure Properties, Inc.	46,025	2,216,564

Lamar Advertising Co., Class A	10,354	1,260,496

Weyerhaeuser Co.	56,962	1,603,480

		6,976,335
Specialty Retail – 1.8%

Industria de Diseno Textil SA (Spain)	9,403	481,401

Industria de Diseno Textil SA, ADR	18,209	464,511

Tractor Supply Co.	25,260	1,340,296

		2,286,208
Textiles, Apparel & Luxury Goods – 0.6%

NIKE, Inc., Class B	9,674	732,032

		732,032

December 31, 2024	Shares	Value
Tobacco – 1.3%

Philip Morris International, Inc.	12,990	$1,563,346

		1,563,346
Wireless Telecommunication Services – 1.3%

T-Mobile U.S., Inc.	7,309	1,613,316

		1,613,316

Total Common Stocks (Cost $113,911,675)		121,593,774

	Principal Amount	Value
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $1,994,774, due 1/2/2025(1)	$1,994,623	1,994,623

Total Repurchase Agreements (Cost $1,994,623)		1,994,623

Total Investments – 99.4% (Cost $115,906,298)		123,588,397

Assets in excess of other liabilities – 0.6%		684,026

Total Net Assets – 100.0%		$124,272,423

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$1,812,200	$2,034,734

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$114,325,563	$7,268,211	*	$—	$121,593,774
Repurchase Agreements	—	1,994,623		—	1,994,623
Total	$114,325,563	$9,262,834		$—	$123,588,397

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$123,588,397

Foreign currency, at value	10

Receivable for investments sold	679,022

Dividends/interest receivable	176,314

Receivable for fund shares subscribed	76,972

Foreign tax reclaims receivable	31,591

Prepaid expenses	4,693

Total Assets	124,556,999

Liabilities

Payable for investments purchased	97,117

Payable for fund shares redeemed	78,445

Investment advisory fees payable	54,092

Accrued custodian and accounting fees	13,969

Accrued audit fees	8,912

Accrued trustees’ and officers’ fees	383

Accrued expenses and other liabilities	31,658

Total Liabilities	284,576

Total Net Assets	$124,272,423

Net Assets Consist of:

Paid-in capital	$97,871,092

Distributable earnings	26,401,331

Total Net Assets	$124,272,423

Investments, at Cost	$115,906,298

Foreign Currency, at Cost	$10

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,247,685

Net Asset Value Per Share	$12.13

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$4,050,106

Interest	26,001

Withholding taxes on foreign dividends	(51,901)

Total Investment Income	4,024,206

Expenses

Investment advisory fees	668,271

Professional fees	60,279

Custodian and accounting fees	43,659

Trustees’ and officers’ fees	40,925

Administrative fees	39,309

Transfer agent fees	15,102

Shareholder reports	10,184

Other expenses	13,661

Total Expenses	891,390

Less: Fees waived	(47,934)

Total Expenses, Net	843,456

Net Investment Income/(Loss)	3,180,750

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,465,419

Net realized gain/(loss) from foreign currency transactions	(131)

Net change in unrealized appreciation/(depreciation) on investments	2,359,652

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,569)

Net Gain on Investments and Foreign Currency Transactions	9,823,371

Net Increase in Net Assets Resulting From Operations	$13,004,121

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$3,180,750	$3,597,003

Net realized gain/(loss) from investments and foreign currency transactions	7,465,288	3,006,425

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,358,083	3,069,218

Net Increase in Net Assets Resulting from Operations	13,004,121	9,672,646

Capital Share Transactions

Proceeds from sales of shares	4,493,981	5,297,926

Cost of shares redeemed	(32,101,112)	(19,203,659)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,607,131)	(13,905,733)

Net Decrease in Net Assets	(14,603,010)	(4,233,087)

Net Assets

Beginning of year	138,875,433	143,108,520

End of year	$124,272,423	$138,875,433

Other Information:

Shares

Sold	393,803	512,455

Redeemed	(2,748,425)	(1,854,623)

Net Decrease	(2,354,622)	(1,342,168)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$11.02	$0.28	$0.83	$1.11	$12.13	10.07%

Year Ended 12/31/23	10.26	0.27	0.49	0.76	11.02	7.41%

Period Ended 12/31/22(4)	10.00	0.18	0.08	0.26	10.26	2.60%	(5)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$124,272	0.63%		0.67%		2.38%		2.34%		37%

138,875	0.55%		0.65%		2.60%		2.50%		37%

143,109	0.54%	(5)	0.64%	(5)	2.68%	(5)	2.58%	(5)	36%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.70% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.55%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $47,934.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $48,691,272 and $72,861,967, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Equity Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Equity Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

This Page Intentionally Left Blank

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 2.7%

HEICO Corp., Class A	11,416	$2,124,289

Howmet Aerospace, Inc.	17,420	1,905,226

Standardaero, Inc.(1)	1,000	24,760

Woodward, Inc.	6,250	1,040,125

		5,094,400
Automobile Components – 0.5%

Autoliv, Inc.	9,494	890,442

		890,442
Banks – 6.6%

Associated Banc-Corp	31,561	754,308

Axos Financial, Inc.(1)	11,838	826,884

Bancorp, Inc.(1)	66,612	3,505,790

East West Bancorp, Inc.	7,986	764,739

Eastern Bankshares, Inc.	86,844	1,498,059

First Horizon Corp.	42,298	851,882

Pathward Financial, Inc.	13,856	1,019,524

Piraeus Financial Holdings SA (Greece)	91,388	364,469

Popular, Inc.	24,821	2,334,663

Synovus Financial Corp.	12,626	646,830

		12,567,148
Beverages – 0.6%

Boston Beer Co., Inc., Class A(1)	692	207,586

Celsius Holdings, Inc.(1)	10,198	268,616

Coca-Cola Consolidated, Inc.	586	738,354

		1,214,556
Biotechnology – 1.0%

Exact Sciences Corp.(1)	15,600	876,564

United Therapeutics Corp.(1)	2,990	1,054,992

		1,931,556
Broadline Retail – 0.5%

Ollie’s Bargain Outlet Holdings, Inc.(1)	9,350	1,025,975

		1,025,975
Building Products – 2.5%

Carlisle Cos., Inc.	6,576	2,425,492

Fortune Brands Innovations, Inc.	9,350	638,885

Owens Corning	4,590	781,769

Simpson Manufacturing Co., Inc.	2,030	336,635

Trex Co., Inc.(1)	8,130	561,214

		4,743,995
Capital Markets – 3.3%

AllianceBernstein Holding LP	29,901	1,109,028

Blue Owl Capital, Inc.	76,160	1,771,482

Bridge Investment Group Holdings, Inc., Class A	53,641	450,584

Interactive Brokers Group, Inc., Class A	10,585	1,870,052

Palmer Square Capital BDC, Inc.	25,915	393,908

Patria Investments Ltd., Class A	62,293	724,468

		6,319,522

December 31, 2024	Shares	Value
Chemicals – 2.3%

Avient Corp.	21,845	$892,587

Cabot Corp.	9,353	854,022

RPM International, Inc.	14,324	1,762,712

Westlake Corp.	6,954	797,276

		4,306,597
Commercial Services & Supplies – 0.9%

Brink’s Co.	17,566	1,629,598

		1,629,598
Communications Equipment – 1.1%

Ciena Corp.(1)	12,900	1,094,049

Lumentum Holdings, Inc.(1)	11,465	962,487

		2,056,536
Construction & Engineering – 1.5%

EMCOR Group, Inc.	3,300	1,497,870

WillScot Holdings Corp.(1)	38,025	1,271,936

		2,769,806
Construction Materials – 0.7%

Eagle Materials, Inc.	5,596	1,380,869

		1,380,869
Consumer Finance – 0.9%

NerdWallet, Inc., Class A(1)	53,540	712,082

OneMain Holdings, Inc.	18,144	945,847

		1,657,929
Consumer Staples Distribution & Retail – 2.9%

BJ’s Wholesale Club Holdings, Inc.(1)	11,241	1,004,383

Casey’s General Stores, Inc.	2,466	977,103

Performance Food Group Co.(1)	20,116	1,700,808

Sprouts Farmers Market, Inc.(1)	5,038	640,179

U.S. Foods Holding Corp.(1)	17,143	1,156,467

		5,478,940
Containers & Packaging – 0.8%

AptarGroup, Inc.	9,718	1,526,698

		1,526,698
Diversified Consumer Services – 0.9%

Service Corp. International	21,847	1,743,827

		1,743,827
Diversified Telecommunication Services – 0.3%

Frontier Communications Parent, Inc.(1)	10,294	357,202

Iridium Communications, Inc.	9,776	283,699

		640,901
Electric Utilities – 1.1%

IDACORP, Inc.	1,765	192,879

OGE Energy Corp.	16,563	683,224

Pinnacle West Capital Corp.	4,999	423,765

TXNM Energy, Inc.	15,615	767,790

		2,067,658
Electrical Equipment – 1.4%

Acuity Brands, Inc.	1,590	464,487

nVent Electric PLC	14,600	995,136

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Electrical Equipment (continued)

Regal Rexnord Corp.	7,372	$1,143,618

		2,603,241
Electronic Equipment, Instruments & Components – 1.7%

Avnet, Inc.	16,861	882,167

Coherent Corp.(1)	5,060	479,334

Jabil, Inc.	6,030	867,717

TD SYNNEX Corp.	8,560	1,003,917

		3,233,135
Energy Equipment & Services – 0.9%

Liberty Energy, Inc.	33,824	672,759

Weatherford International PLC	14,046	1,006,115

		1,678,874
Entertainment – 0.6%

Liberty Media Corp.-Liberty Formula One, Class C(1)	937	86,823

TKO Group Holdings, Inc.(1)	4,648	660,527

Warner Music Group Corp., Class A	10,076	312,356

		1,059,706
Financial Services – 2.9%

AvidXchange Holdings, Inc.(1)	88,487	914,955

Cannae Holdings, Inc.	13,308	264,297

Essent Group Ltd.	15,470	842,187

Flywire Corp.(1)	36,330	749,125

Mr. Cooper Group, Inc.(1)	6,605	634,146

Repay Holdings Corp.(1)	104,048	793,886

UWM Holdings Corp.	74,293	436,100

Voya Financial, Inc.	11,846	815,360

WEX, Inc.(1)	815	142,886

		5,592,942
Food Products – 0.8%

Darling Ingredients, Inc.(1)	11,188	376,924

Ingredion, Inc.	2,316	318,589

Lancaster Colony Corp.	1,454	251,745

Post Holdings, Inc.(1)	3,685	421,785

Simply Good Foods Co.(1)	3,032	118,187

TreeHouse Foods, Inc.(1)	2,667	93,692

		1,580,922
Gas Utilities – 0.9%

National Fuel Gas Co.	8,499	515,719

Southwest Gas Holdings, Inc.	8,533	603,368

UGI Corp.	22,424	633,030

		1,752,117
Ground Transportation – 2.4%

Landstar System, Inc.	9,888	1,699,352

XPO, Inc.(1)	21,551	2,826,413

		4,525,765
Health Care Equipment & Supplies – 3.7%

Glaukos Corp.(1)	5,400	809,676

ICU Medical, Inc.(1)	2,590	401,890

Inspire Medical Systems, Inc.(1)	4,030	747,081

December 31, 2024	Shares	Value
Health Care Equipment & Supplies (continued)

Insulet Corp.(1)	4,210	$1,099,105

Masimo Corp.(1)	12,800	2,115,840

Penumbra, Inc.(1)	7,800	1,852,344

		7,025,936
Health Care Providers & Services – 2.7%

Alignment Healthcare, Inc.(1)	69,000	776,250

BrightSpring Health Services, Inc.(1)	49,890	849,626

Chemed Corp.	2,650	1,403,970

Privia Health Group, Inc.(1)	41,467	810,680

Surgery Partners, Inc.(1)	30,940	655,000

Tenet Healthcare Corp.(1)	5,070	639,986

		5,135,512
Health Care REITs – 0.7%

Ventas, Inc.	21,173	1,246,878

		1,246,878
Health Care Technology – 0.6%

Waystar Holding Corp.(1)	33,170	1,217,339

		1,217,339
Hotels, Restaurants & Leisure – 3.4%

Aramark	42,984	1,603,733

Brinker International, Inc.(1)	6,074	803,529

Caesars Entertainment, Inc.(1)	9,157	306,027

Churchill Downs, Inc.	9,149	1,221,758

Domino’s Pizza, Inc.	1,834	769,840

Dutch Bros, Inc., Class A(1)	16,384	858,194

Hilton Grand Vacations, Inc.(1)	20,635	803,733

		6,366,814
Household Durables – 1.9%

Taylor Morrison Home Corp.(1)	12,029	736,295

Tempur Sealy International, Inc.	25,037	1,419,348

Toll Brothers, Inc.	11,060	1,393,007

		3,548,650
Independent Power and Renewable Electricity Producers – 0.4%

Ormat Technologies, Inc.	4,515	305,756

Talen Energy Corp.(1)	2,089	420,871

		726,627
Industrial REITs – 1.0%

EastGroup Properties, Inc.	6,880	1,104,171

Terreno Realty Corp.	14,640	865,810

		1,969,981
Insurance – 3.8%

American Financial Group, Inc.	10,609	1,452,691

Baldwin Insurance Group, Inc., Class A(1)	47,574	1,843,968

Primerica, Inc.	4,103	1,113,636

Reinsurance Group of America, Inc.	6,998	1,494,983

Unum Group	18,239	1,331,994

		7,237,272
Interactive Media & Services – 0.1%

IAC, Inc.(1)	1,621	69,930

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Interactive Media & Services (continued)

ZoomInfo Technologies, Inc.(1)	11,148	$117,165

		187,095
IT Services – 1.6%

Akamai Technologies, Inc.(1)	8,709	833,016

EPAM Systems, Inc.(1)	3,750	876,825

Okta, Inc.(1)	8,710	686,348

Twilio, Inc., Class A(1)	5,200	562,016

		2,958,205
Life Sciences Tools & Services – 1.2%

10X Genomics, Inc., Class A(1)	27,800	399,208

Avantor, Inc.(1)	24,210	510,105

Bruker Corp.	19,680	1,153,642

Illumina, Inc.(1)	1,310	175,055

		2,238,010
Machinery – 5.7%

Allison Transmission Holdings, Inc.	9,216	995,881

Chart Industries, Inc.(1)	4,690	895,040

Crane Co.	10,770	1,634,347

Dover Corp.	5,560	1,043,056

Esab Corp.	18,470	2,215,292

Flowserve Corp.	35,565	2,045,699

ITT, Inc.	14,271	2,039,040

		10,868,355
Marine Transportation – 0.9%

Kirby Corp.(1)	16,102	1,703,592

		1,703,592
Media – 0.4%

New York Times Co., Class A	9,462	492,497

Nexstar Media Group, Inc.	1,724	272,340

		764,837
Metals & Mining – 1.5%

Alcoa Corp.	6,743	254,751

Lundin Mining Corp. (Canada)	93,904	808,092

Reliance, Inc.	6,320	1,701,723

		2,764,566
Multi-Utilities – 0.2%

Northwestern Energy Group, Inc.	6,378	340,968

		340,968
Office REITs – 0.6%

Douglas Emmett, Inc.	17,640	327,398

Postal Realty Trust, Inc., Class A	66,118	862,840

		1,190,238
Oil, Gas & Consumable Fuels – 3.6%

Expand Energy Corp.	22,727	2,262,473

HF Sinclair Corp.	20,578	721,259

Northern Oil & Gas, Inc.	19,421	721,684

Permian Resources Corp.	86,767	1,247,710

Plains All American Pipeline LP	35,366	604,051

Targa Resources Corp.	4,814	859,299

Viper Energy, Inc.	10,128	496,981

		6,913,457

December 31, 2024	Shares	Value
Paper & Forest Products – 0.7%

Louisiana-Pacific Corp.	13,063	$1,352,674

		1,352,674
Personal Care Products – 0.4%

BellRing Brands, Inc.(1)	5,515	415,500

e.l.f. Beauty, Inc.(1)	3,180	399,249

		814,749
Professional Services – 1.5%

CACI International, Inc., Class A(1)	3,930	1,587,956

KBR, Inc.	20,230	1,171,924

		2,759,880
Real Estate Management & Development – 0.8%

Compass, Inc., Class A(1)	72,700	425,295

Jones Lang LaSalle, Inc.(1)	4,480	1,134,067

		1,559,362
Residential REITs – 1.0%

American Homes 4 Rent, Class A	19,200	718,464

Camden Property Trust	3,280	380,611

Sun Communities, Inc.	7,130	876,776

		1,975,851
Retail REITs – 1.0%

Curbline Properties Corp.	28,436	660,284

Macerich Co.	51,270	1,021,298

SITE Centers Corp.	1,698	25,963

Tanger, Inc.	5,180	176,793

		1,884,338
Semiconductors & Semiconductor Equipment – 2.2%

Allegro MicroSystems, Inc.(1)	22,900	500,594

Cirrus Logic, Inc.(1)	11,390	1,134,216

Entegris, Inc.	7,770	769,696

Lattice Semiconductor Corp.(1)	17,990	1,019,133

MKS Instruments, Inc.	6,750	704,633

		4,128,272
Software – 3.7%

BILL Holdings, Inc.(1)	6,530	553,156

Blackbaud, Inc.(1)	5,007	370,118

BlackLine, Inc.(1)	14,230	864,615

Dynatrace, Inc.(1)	18,560	1,008,736

Elastic NV(1)	8,978	889,540

Five9, Inc.(1)	23,480	954,227

Gen Digital, Inc.	10,233	280,180

PTC, Inc.(1)	966	177,618

Tenable Holdings, Inc.(1)	20,803	819,222

Workiva, Inc.(1)	9,271	1,015,175

		6,932,587
Specialized REITs – 1.5%

CubeSmart	20,369	872,812

Four Corners Property Trust, Inc.	49,440	1,341,801

Lamar Advertising Co., Class A	5,950	724,353

		2,938,966

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Specialty Retail – 5.3%

Aritzia, Inc. (Canada)(1)	21,099	$784,396

Burlington Stores, Inc.(1)	5,604	1,597,476

Chewy, Inc., Class A(1)	22,664	759,017

Dick’s Sporting Goods, Inc.	6,244	1,428,877

Floor & Decor Holdings, Inc., Class A(1)	9,670	964,099

JD Sports Fashion PLC (United Kingdom)	323,959	388,771

Murphy USA, Inc.	2,416	1,212,228

Valvoline, Inc.(1)	21,241	768,500

Williams-Sonoma, Inc.	11,223	2,078,275

		9,981,639
Technology Hardware, Storage & Peripherals – 0.1%

Pure Storage, Inc., Class A(1)	1,800	110,574

		110,574
Textiles, Apparel & Luxury Goods – 1.6%

Crocs, Inc.(1)	8,921	977,117

PVH Corp.	10,804	1,142,523

Tapestry, Inc.	13,990	913,967

		3,033,607
Trading Companies & Distributors – 2.3%

Core & Main, Inc., Class A(1)	17,830	907,725

Watsco, Inc.	3,150	1,492,754

WESCO International, Inc.	11,299	2,044,667

		4,445,146

Total Common Stocks (Cost $151,657,360)		187,395,632

December 31, 2024	Principal Amount	Value
U.S. Treasury Bills – 0.1%

U.S. Treasury Bills
4.545% due 2/6/2025(2)	$110,000	$109,549
4.539% due 2/20/2025(2)	20,000	19,886

Total U.S. Treasury Bills (Cost $129,391)		129,435
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $2,165,247, due 1/2/2025(3)	2,165,083	2,165,083

Total Repurchase Agreements (Cost $2,165,083)		2,165,083

Total Investments – 100.0% (Cost $153,951,834)		189,690,150

Assets in excess of other liabilities – 0.0%		45,460

Total Net Assets – 100.0%		$189,735,610

(1)	Non–income–producing security.
(2)	Interest rate shown reflects the discount rate at time of purchase.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	10/15/2026	$2,174,200	$2,208,547

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	March 2025	3	Long	$954,770	$944,010	$(10,760)

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$186,642,392	$753,240	*	$—	$187,395,632
U.S. Treasury Bills	—	129,435		—	129,435
Repurchase Agreements	—	2,165,083		—	2,165,083
Total	$186,642,392	$3,047,758		$—	$189,690,150
Other Financial Instruments
Futures Contracts
Liabilities	$(10,760)	$—		$—	$(10,760)
Total	$(10,760)	$—		$—	$(10,760)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$189,690,150

Receivable for investments sold	180,757

Dividends/interest receivable	159,566

Cash deposits with brokers for futures contracts	56,711

Receivable for fund shares subscribed	18,955

Foreign tax reclaims receivable	4,102

Prepaid expenses	7,211

Total Assets	190,117,452

Liabilities

Payable for fund shares redeemed	89,962

Investment advisory fees payable	89,303

Payable for variation margin on futures contracts	52,737

Distribution fees payable	42,124

Accrued custodian and accounting fees	30,086

Payable for investments purchased	23,019

Accrued administrative fees	16,772

Accrued audit fees	9,353

Accrued trustees’ and officers’ fees	601

Foreign currency overdraft	138

Accrued expenses and other liabilities	27,747

Total Liabilities	381,842

Total Net Assets	$189,735,610

Net Assets Consist of:

Paid-in capital	$166,196,342

Distributable earnings	23,539,268

Total Net Assets	$189,735,610

Investments, at Cost	$153,951,834

Foreign Currency Overdraft, at Cost	$138

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,782,445

Net Asset Value Per Share	$11.31

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$3,419,807

Interest	44,683

Withholding taxes on foreign dividends	(13,561)

Total Investment Income	3,450,929

Expenses

Investment advisory fees	1,104,093

Distribution fees	520,798

Custodian and accounting fees	86,460

Professional fees	81,885

Trustees’ and officers’ fees	64,282

Administrative fees	49,442

Shareholder reports	15,736

Transfer agent fees	15,363

Other expenses	12,016

Total Expenses	1,950,075

Less: Fees waived	(37,813)

Total Expenses, Net	1,912,262

Net Investment Income/(Loss)	1,538,667

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	10,229,374

Net realized gain/(loss) from futures contracts	302,715

Net realized gain/(loss) from foreign currency transactions	751

Net change in unrealized appreciation/(depreciation) on investments	12,831,546

Net change in unrealized appreciation/(depreciation) on futures contracts	(15,526)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(269)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	23,348,591

Net Increase in Net Assets Resulting From Operations	$24,887,258

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,538,667	$1,383,827

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	10,532,840	(18,729,928)

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	12,815,751	51,553,842

Net Increase in Net Assets Resulting from Operations	24,887,258	34,207,741

Capital Share Transactions

Proceeds from sales of shares	3,574,721	21,125,875

Cost of shares redeemed	(62,649,377)	(49,509,215)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(59,074,656)	(28,383,340)

Net Increase/(Decrease) in Net Assets	(34,187,398)	5,824,401

Net Assets

Beginning of year	223,923,008	218,098,607

End of year	$189,735,610	$223,923,008

Other Information:

Shares

Sold	336,885	2,373,254

Redeemed	(5,821,766)	(5,313,857)

Net Decrease	(5,484,881)	(2,940,603)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$10.06	$0.08	$1.17	$1.25	$11.31	12.43%

Year Ended 12/31/23	8.65	0.06	1.35	1.41	10.06	16.30%

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(4)	10.00	0.02	0.06	0.08	10.08	0.80%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$189,736	0.92%		0.94%		0.74%		0.72%		47%

223,923	0.87%		0.92%		0.64%		0.59%		56%

218,099	0.87%		0.90%		0.69%		0.66%		74%

261,849	0.82%	(5)	0.90%	(5)	0.96%	(5)	0.88%	(5)	93%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.06% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1,

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

2024, the expense limitation was 0.87%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $37,813.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $520,798 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $97,300,391 and $153,937,159, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

e. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into equity futures contracts for the year ended December 31, 2024 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(10,760)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$302,715

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(15,526)

Average Number of Notional Amounts
Futures Contracts[3]	3

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Select Mid Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Select Mid Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.2%

Aerospace & Defense – 2.1%

Melrose Industries PLC (United Kingdom)	728,970	$5,052,139

		5,052,139
Automobile Components – 0.9%

Gentherm, Inc.(1)	55,052	2,197,951

		2,197,951
Banks – 5.7%

Ameris Bancorp	40,110	2,509,682

Pinnacle Financial Partners, Inc.	27,115	3,101,685

Prosperity Bancshares, Inc.	32,066	2,416,173

Webster Financial Corp.	53,876	2,975,033

Wintrust Financial Corp.	21,621	2,696,355

		13,698,928
Building Products – 4.4%

AAON, Inc.	30,590	3,599,831

AZEK Co., Inc.(1)	64,116	3,043,586

Carlisle Cos., Inc.	10,571	3,899,008

		10,542,425
Capital Markets – 2.2%

Cboe Global Markets, Inc.	11,712	2,288,525

Raymond James Financial, Inc.	19,522	3,032,352

		5,320,877
Chemicals – 3.8%

Ashland, Inc.	41,000	2,929,860

Olin Corp.	79,232	2,678,042

Westlake Corp.	30,071	3,447,640

		9,055,542
Commercial Services & Supplies – 0.9%

Republic Services, Inc.	11,236	2,260,459

		2,260,459
Construction & Engineering – 1.3%

API Group Corp.(1)	88,124	3,169,820

		3,169,820
Containers & Packaging – 2.8%

Crown Holdings, Inc.	39,887	3,298,256

International Paper Co.	61,682	3,319,725

		6,617,981
Distributors – 0.5%

LKQ Corp.	34,927	1,283,567

		1,283,567
Diversified Consumer Services – 1.2%

Service Corp. International	36,680	2,927,798

		2,927,798
Electrical Equipment – 3.9%

Allient, Inc.	70,332	1,707,661

Atkore, Inc.	40,085	3,345,093

Regal Rexnord Corp.	27,792	4,311,373

		9,364,127

December 31, 2024	Shares	Value
Electronic Equipment, Instruments & Components – 3.5%

Littelfuse, Inc.	14,696	$3,463,112

Teledyne Technologies, Inc.(1)	10,827	5,025,136

		8,488,248
Financial Services – 1.3%

Essent Group Ltd.	55,790	3,037,208

		3,037,208
Health Care Equipment & Supplies – 5.0%

Align Technology, Inc.(1)	13,045	2,720,013

Haemonetics Corp.(1)	35,664	2,784,645

Integer Holdings Corp.(1)	25,304	3,353,286

LivaNova PLC(1)	67,542	3,127,870

		11,985,814
Health Care Providers & Services – 2.6%

HealthEquity, Inc.(1)	46,642	4,475,300

Humana, Inc.	7,186	1,823,160

		6,298,460
Health Care Technology – 0.3%

Schrodinger, Inc.(1)	30,989	597,778

		597,778
Hotels, Restaurants & Leisure – 1.4%

Planet Fitness, Inc., Class A(1)	33,177	3,280,210

		3,280,210
Household Durables – 1.4%

Mohawk Industries, Inc.(1)	27,115	3,230,210

		3,230,210
Household Products – 1.3%

Church & Dwight Co., Inc.	30,755	3,220,356

		3,220,356
Industrial REITs – 1.5%

Terreno Realty Corp.	62,001	3,666,739

		3,666,739
Insurance – 7.7%

Arch Capital Group Ltd.	44,340	4,094,799

Axis Capital Holdings Ltd.	45,355	4,019,360

First American Financial Corp.	56,576	3,532,606

HCI Group, Inc.	21,844	2,545,481

Reinsurance Group of America, Inc.	19,401	4,144,636

		18,336,882
Interactive Media & Services – 0.5%

Bumble, Inc., Class A(1)	146,213	1,190,174

		1,190,174
IT Services – 1.5%

Okta, Inc.(1)	44,491	3,505,891

		3,505,891
Life Sciences Tools & Services – 5.1%

Azenta, Inc.(1)	69,138	3,456,900

Bio-Rad Laboratories, Inc., Class A(1)	13,291	4,366,226

Bruker Corp.	49,471	2,899,990

Charles River Laboratories International, Inc.(1)	7,398	1,365,671

		12,088,787

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2024	Shares	Value
Machinery – 0.9%

Ingersoll Rand, Inc.	24,505	$2,216,722

		2,216,722
Marine Transportation – 1.1%

Kirby Corp.(1)	24,890	2,633,362

		2,633,362
Metals & Mining – 1.1%

Commercial Metals Co.	52,340	2,596,064

		2,596,064
Paper & Forest Products – 1.2%

Louisiana-Pacific Corp.	26,718	2,766,649

		2,766,649
Professional Services – 5.1%

Dun & Bradstreet Holdings, Inc.	312,488	3,893,600

Paycor HCM, Inc.(1)	128,680	2,389,588

TransUnion	30,035	2,784,545

WNS Holdings Ltd.(1)	66,839	3,167,500

		12,235,233
Residential REITs – 4.2%

American Homes 4 Rent, Class A	75,628	2,830,000

Mid-America Apartment Communities, Inc.	19,913	3,077,952

Sun Communities, Inc.	33,184	4,080,637

		9,988,589
Semiconductors & Semiconductor Equipment – 4.7%

Marvell Technology, Inc.	61,259	6,766,057

ON Semiconductor Corp.(1)	72,523	4,572,575

		11,338,632
Software – 8.1%

CCC Intelligent Solutions Holdings, Inc.(1)	290,652	3,409,348

Dynatrace, Inc.(1)	71,901	3,907,819

PagerDuty, Inc.(1)	162,845	2,973,550

Q2 Holdings, Inc.(1)	29,742	2,993,532

QXO, Inc.	199,449	3,171,239

Riskified Ltd., Class A(1)	230,976	1,092,516

SPS Commerce, Inc.(1)	10,246	1,885,162

		19,433,166
Specialized REITs – 2.7%

CubeSmart	59,221	2,537,620

SBA Communications Corp.	19,033	3,878,925

		6,416,545

December 31, 2024	Shares	Value
Specialty Retail – 4.1%

Burlington Stores, Inc.(1)	12,805	$3,650,193

Leslie’s, Inc.(1)	729,619	1,627,051

National Vision Holdings, Inc.(1)	96,424	1,004,738

Revolve Group, Inc.(1)	102,276	3,425,223

		9,707,205
Trading Companies & Distributors – 2.2%

Air Lease Corp.	76,605	3,693,127

United Rentals, Inc.	2,098	1,477,915

		5,171,042

Total Common Stocks (Cost $210,047,864)		234,921,580
Exchange-Traded Funds – 1.4%

SPDR S&P Biotech ETF	36,012	3,243,241

Total Exchange-Traded Funds (Cost $3,053,844)		3,243,241

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $1,190,515, due 1/2/2025(2)	$1,190,425	1,190,425

Total Repurchase Agreements (Cost $1,190,425)		1,190,425

Total Investments – 100.1% (Cost $214,292,133)		239,355,246

Liabilities in excess of other assets – (0.1)%		(194,182)

Total Net Assets – 100.0%		$239,161,064

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	10/15/2026	$1,195,400	$1,214,246

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$229,869,441	$5,052,139	*	$—	$234,921,580
Exchange-Traded Funds	3,243,241	—		—	3,243,241
Repurchase Agreements	—	1,190,425		—	1,190,425
Total	$233,112,682	$6,242,564		$—	$239,355,246

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$239,355,246

Dividends/interest receivable	141,725

Foreign tax reclaims receivable	15,958

Prepaid expenses	9,257

Total Assets	239,522,186

Liabilities

Investment advisory fees payable	135,747

Payable for fund shares redeemed	94,184

Distribution fees payable	53,032

Accrued legal fees	20,968

Accrued administrative fees	19,512

Accrued custodian and accounting fees	14,385

Accrued audit fees	8,913

Accrued trustees’ and officers’ fees	892

Accrued expenses and other liabilities	13,489

Total Liabilities	361,122

Total Net Assets	$239,161,064

Net Assets Consist of:

Paid-in capital	$239,443,021

Distributable loss	(281,957)

Total Net Assets	$239,161,064

Investments, at Cost	$214,292,133

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	23,277,226

Net Asset Value Per Share	$10.27

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,793,063

Interest	38,634

Total Investment Income	2,831,697

Expenses

Investment advisory fees	1,694,197

Distribution fees	664,249

Professional fees	91,634

Trustees’ and officers’ fees	83,021

Administrative fees	57,937

Custodian and accounting fees	44,318

Shareholder reports	20,403

Transfer agent fees	15,777

Other expenses	21,320

Total Expenses	2,692,856

Less: Fees waived	(63,984)

Total Expenses, Net	2,628,872

Net Investment Income/(Loss)	202,825

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(915,986)

Net realized gain/(loss) from foreign currency transactions	1,315

Net change in unrealized appreciation/(depreciation) on investments	17,533,021

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,049)

Net Gain on Investments and Foreign Currency Transactions	16,617,301

Net Increase in Net Assets Resulting From Operations	$16,820,126

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$202,825	$199,996

Net realized gain/(loss) from investments and foreign currency transactions	(914,671)	(11,859,745)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	17,531,972	58,040,242

Net Increase in Net Assets Resulting from Operations	16,820,126	46,380,493

Capital Share Transactions

Proceeds from sales of shares	5,730,953	38,773,392

Cost of shares redeemed	(78,799,143)	(80,322,935)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(73,068,190)	(41,549,543)

Net Increase/(Decrease) in Net Assets	(56,248,064)	4,830,950

Net Assets

Beginning of year	295,409,128	290,578,178

End of year	$239,161,064	$295,409,128

Other Information:

Shares

Sold	578,073	4,547,992

Redeemed	(7,874,055)	(8,864,964)

Net Decrease	(7,295,982)	(4,316,972)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$9.66	$0.01		$0.60	$0.61	$10.27	6.31%

Year Ended 12/31/23	8.33	0.01		1.32	1.33	9.66	15.97%

Year Ended 12/31/22	10.09	(0.01)		(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(4)	10.00	(0.00)	(5)	0.09	0.09	10.09	0.90%	(6)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$239,161	0.99%		1.01%		0.08%		0.06%		40%

295,409	0.93%		0.99%		0.07%		0.01%		49%

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(6)	0.98%	(6)	(0.12)%	(6)	(0.20)%	(6)	59%	(6)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)	Rounds to $(0.00) per share.

(6)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.07% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.93%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,984.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $664,249 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $106,610,801 and $175,745,687, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Small-Mid Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Small-Mid Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.1%
Aerospace & Defense – 1.9%

L3Harris Technologies, Inc.	10,102	$2,124,249

Lockheed Martin Corp.	3,848	1,869,897

		3,994,146
Banks – 3.3%

Bank of America Corp.	55,381	2,433,995

JPMorgan Chase & Co.	13,831	3,315,429

M&T Bank Corp.	6,332	1,190,479

		6,939,903
Beverages – 1.4%

Coca-Cola Co.	46,444	2,891,603

		2,891,603
Biotechnology – 4.2%

AbbVie, Inc.	25,906	4,603,496

Gilead Sciences, Inc.	29,593	2,733,505

Vertex Pharmaceuticals, Inc.(1)	3,844	1,547,979

		8,884,980
Broadline Retail – 2.8%

Amazon.com, Inc.(1)	27,546	6,043,317

		6,043,317
Capital Markets – 2.2%

Cboe Global Markets, Inc.	11,674	2,281,100

MSCI, Inc.	2,345	1,407,023

S&P Global, Inc.	1,810	901,434

		4,589,557
Chemicals – 0.9%

Sherwin-Williams Co.	5,855	1,990,290

		1,990,290
Construction & Engineering – 1.5%

AECOM	18,795	2,007,682

Stantec, Inc.	16,454	1,290,816

		3,298,498
Consumer Staples Distribution & Retail – 1.5%

Koninklijke Ahold Delhaize NV, ADR	42,594	1,388,138

Walmart, Inc.	20,314	1,835,370

		3,223,508
Electric Utilities – 1.3%

American Electric Power Co., Inc.	29,776	2,746,241

		2,746,241
Electrical Equipment – 0.6%

Eaton Corp. PLC	4,055	1,345,733

		1,345,733
Entertainment – 0.8%

Electronic Arts, Inc.	11,286	1,651,142

		1,651,142
Financial Services – 5.6%

Fiserv, Inc.(1)	24,669	5,067,506

Mastercard, Inc., Class A	4,788	2,521,217

Visa, Inc., Class A	13,290	4,200,172

		11,788,895

December 31, 2024	Shares	Value
Health Care Equipment & Supplies – 0.8%

Medtronic PLC	20,917	$1,670,850

		1,670,850
Health Care Providers & Services – 3.7%

Cigna Group	3,396	937,772

McKesson Corp.	6,074	3,461,633

UnitedHealth Group, Inc.	7,037	3,559,737

		7,959,142
Hotels, Restaurants & Leisure – 3.4%

Booking Holdings, Inc.	483	2,399,747

Compass Group PLC, ADR	85,169	2,860,826

Yum! Brands, Inc.	14,561	1,953,504

		7,214,077
Household Products – 1.6%

Colgate-Palmolive Co.	11,535	1,048,647

Procter & Gamble Co.	13,784	2,310,888

		3,359,535
Industrial REITs – 0.4%

First Industrial Realty Trust, Inc.	15,952	799,674

		799,674
Insurance – 4.8%

American Financial Group, Inc.	7,724	1,057,647

Everest Group Ltd.	5,899	2,138,152

Marsh & McLennan Cos., Inc.	12,594	2,675,092

Progressive Corp.	6,299	1,509,303

Reinsurance Group of America, Inc.	5,307	1,133,734

Willis Towers Watson PLC	5,373	1,683,039

		10,196,967
Interactive Media & Services – 5.8%

Alphabet, Inc., Class C	45,171	8,602,365

Meta Platforms, Inc., Class A	6,223	3,643,629

		12,245,994
IT Services – 1.2%

Amdocs Ltd.	28,845	2,455,863

		2,455,863
Life Sciences Tools & Services – 0.3%

Thermo Fisher Scientific, Inc.	1,145	595,663

		595,663
Media – 1.9%

Comcast Corp., Class A	60,636	2,275,669

New York Times Co., Class A	35,375	1,841,269

		4,116,938
Multi-Utilities – 0.7%

Ameren Corp.	17,446	1,555,136

		1,555,136
Oil, Gas & Consumable Fuels – 2.2%

Exxon Mobil Corp.	11,944	1,284,816

Shell PLC, ADR	53,302	3,339,370

		4,624,186

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2024	Shares	Value
Pharmaceuticals – 2.7%

Eli Lilly & Co.	2,544	$1,963,968

Merck & Co., Inc.	37,653	3,745,720

		5,709,688
Professional Services – 5.3%

Automatic Data Processing, Inc.	12,177	3,564,573

Booz Allen Hamilton Holding Corp.	7,320	942,084

Experian PLC, ADR	39,421	1,684,459

Genpact Ltd.	50,188	2,155,575

Leidos Holdings, Inc.	7,591	1,093,560

RELX PLC, ADR	38,657	1,755,801

		11,196,052
Semiconductors & Semiconductor Equipment – 8.0%

Analog Devices, Inc.	5,878	1,248,840

Applied Materials, Inc.	4,515	734,274

Broadcom, Inc.	34,393	7,973,673

NVIDIA Corp.	36,708	4,929,517

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,354	2,044,812

		16,931,116
Software – 16.5%

Adobe, Inc.(1)	5,154	2,291,881

Dolby Laboratories, Inc., Class A	13,989	1,092,541

Gen Digital, Inc.	57,007	1,560,852

Intuit, Inc.	5,333	3,351,791

Microsoft Corp.	41,488	17,487,192

Nice Ltd., ADR(1)	3,750	636,900

Oracle Corp.	22,210	3,701,074

Salesforce, Inc.	6,637	2,218,948

ServiceNow, Inc.(1)	2,436	2,582,452

		34,923,631
Specialized REITs – 0.7%

Public Storage	4,770	1,428,329

		1,428,329
Specialty Retail – 1.9%

AutoZone, Inc.(1)	999	3,198,798

O’Reilly Automotive, Inc.(1)	799	947,454

		4,146,252

December 31, 2024	Shares	Value
Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	36,720	$9,195,423

NetApp, Inc.	13,277	1,541,194

		10,736,617
Textiles, Apparel & Luxury Goods – 1.3%

Lululemon Athletica, Inc.(1)	7,321	2,799,624

		2,799,624
Tobacco – 1.8%

Philip Morris International, Inc.	30,935	3,723,027

		3,723,027

Total Common Stocks (Cost $155,577,793)		207,776,174

	Principal Amount	Value
Repurchase Agreements – 2.0%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $4,204,394, due 1/2/2025(2)	$4,204,077	4,204,077

Total Repurchase Agreements (Cost $4,204,077)		4,204,077

Total Investments – 100.1% (Cost $159,781,870)		211,980,251

Liabilities in excess of other assets – (0.1)%		(138,692)

Total Net Assets – 100.0%		$211,841,559

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	10/15/2026	$4,221,700	$4,288,312

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$207,776,174	$—	$—	$207,776,174
Repurchase Agreements	—	4,204,077	—	4,204,077
Total	$207,776,174	$4,204,077	$—	$211,980,251

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$211,980,251

Dividends/interest receivable	148,747

Foreign tax reclaims receivable	26,117

Reimbursement receivable from adviser	4,367

Prepaid expenses	8,060

Total Assets	212,167,542

Liabilities

Payable for fund shares redeemed	107,095

Investment advisory fees payable	101,032

Distribution fees payable	46,281

Accrued administrative fees	18,898

Accrued legal fees	18,333

Accrued custodian and accounting fees	10,988

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	1,542

Accrued expenses and other liabilities	13,536

Total Liabilities	325,983

Total Net Assets	$211,841,559

Net Assets Consist of:

Paid-in capital	$144,744,802

Distributable earnings	67,096,757

Total Net Assets	$211,841,559

Investments, at Cost	$159,781,870

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,863,032

Net Asset Value Per Share	$13.35

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$3,483,013

Interest	64,520

Withholding taxes on foreign dividends	(9,374)

Total Investment Income	3,538,159

Expenses

Investment advisory fees	1,290,935

Distribution fees	595,467

Professional fees	80,355

Trustees’ and officers’ fees	74,936

Administrative fees	54,736

Custodian and accounting fees	31,893

Shareholder reports	19,559

Transfer agent fees	16,827

Other expenses	14,863

Total Expenses	2,179,571

Less: Fees waived	(70,013)

Total Expenses, Net	2,109,558

Net Investment Income/(Loss)	1,428,601

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	30,035,165

Net realized gain/(loss) from foreign currency transactions	(51)

Net change in unrealized appreciation/(depreciation) on investments	12,512,140

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	4

Net Gain on Investments and Foreign Currency Transactions	42,547,258

Net Increase in Net Assets Resulting From Operations	$43,975,859

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,428,601	$2,078,263

Net realized gain/(loss) from investments and foreign currency transactions	30,035,114	(1,373,034)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	12,512,144	47,776,944

Net Increase in Net Assets Resulting from Operations	43,975,859	48,482,173

Capital Share Transactions

Proceeds from sales of shares	4,017,351	8,434,161

Cost of shares redeemed	(88,029,905)	(75,498,612)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(84,012,554)	(67,064,451)

Net Decrease in Net Assets	(40,036,695)	(18,582,278)

Net Assets

Beginning of year	251,878,254	270,460,532

End of year	$211,841,559	$251,878,254

Other Information:

Shares

Sold	337,350	880,403

Redeemed	(7,062,923)	(7,451,550)

Net Decrease	(6,725,573)	(6,571,147)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$11.15	$0.07	$2.13	$2.20	$13.35	19.73%

Year Ended 12/31/23	9.28	0.08	1.79	1.87	11.15	20.15%

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(4)	10.00	0.01	0.31	0.32	10.32	3.20%	(5)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$211,842	0.89%		0.92%		0.60%		0.57%		33%

251,878	0.84%		0.90%		0.78%		0.72%		38%

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(5)	0.89%	(5)	0.82%	(5)	0.74%	(5)	80%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.91% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

2024, the expense limitation was 0.84%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $70,013.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $595,467 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $76,419,132 and $157,438,157, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Strategic Large Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Strategic Large Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

This Page Intentionally Left Blank

16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 2.6%

Boeing Co.(1)	13,120	$2,322,240

General Dynamics Corp.	7,830	2,063,127

RTX Corp.	25,256	2,922,624

		7,307,991
Automobiles – 1.5%

Tesla, Inc.(1)	10,587	4,275,454

		4,275,454
Banks – 5.3%

Bank of America Corp.	91,523	4,022,436

JPMorgan Chase & Co.	28,993	6,949,912

Wells Fargo & Co.	58,169	4,085,790

		15,058,138
Beverages – 1.5%

Constellation Brands, Inc., Class A	7,993	1,766,453

Monster Beverage Corp.(1)	48,890	2,569,658

		4,336,111
Biotechnology – 0.9%

Vertex Pharmaceuticals, Inc.(1)	6,405	2,579,294

		2,579,294
Broadline Retail – 5.2%

Amazon.com, Inc.(1)	67,725	14,858,188

		14,858,188
Building Products – 0.6%

Builders FirstSource, Inc.(1)	11,736	1,677,426

		1,677,426
Capital Markets – 1.8%

KKR & Co., Inc.	17,489	2,586,798

Nasdaq, Inc.	32,555	2,516,827

		5,103,625
Chemicals – 0.9%

Sherwin-Williams Co.	7,942	2,699,724

		2,699,724
Consumer Finance – 1.4%

American Express Co.	13,768	4,086,205

		4,086,205
Electric Utilities – 0.9%

PG&E Corp.	128,963	2,602,473

		2,602,473
Electrical Equipment – 2.5%

AMETEK, Inc.	12,939	2,332,384

Emerson Electric Co.	17,285	2,142,130

GE Vernova, Inc.	8,248	2,713,015

		7,187,529
Electronic Equipment, Instruments & Components – 0.6%

CDW Corp.	10,307	1,793,830

		1,793,830
Entertainment – 1.7%

Netflix, Inc.(1)	5,346	4,764,997

		4,764,997

December 31, 2024	Shares	Value

Financial Services – 2.1%

Mastercard, Inc., Class A	11,450	$6,029,226

		6,029,226
Gas Utilities – 0.8%

Atmos Energy Corp.	15,876	2,211,051

		2,211,051
Ground Transportation – 1.0%

Uber Technologies, Inc.(1)	45,624	2,752,040

		2,752,040
Health Care Equipment & Supplies – 3.0%

Abbott Laboratories	26,246	2,968,685

Boston Scientific Corp.(1)	38,093	3,402,467

Edwards Lifesciences Corp.(1)	28,875	2,137,616

		8,508,768
Health Care Providers & Services – 1.7%

UnitedHealth Group, Inc.	9,450	4,780,377

		4,780,377
Health Care REITs – 1.1%

Welltower, Inc.	25,598	3,226,116

		3,226,116
Health Care Technology – 0.7%

Veeva Systems, Inc., Class A(1)	9,488	1,994,852

		1,994,852
Hotels, Restaurants & Leisure – 2.8%

Marriott International, Inc., Class A	11,201	3,124,407

McDonald’s Corp.	8,968	2,599,734

Starbucks Corp.	24,982	2,279,607

		8,003,748
Household Durables – 0.6%

Lennar Corp., Class A	12,658	1,726,171

		1,726,171
Household Products – 1.7%

Procter & Gamble Co.	29,529	4,950,537

		4,950,537
Insurance – 2.7%

Arch Capital Group Ltd.	19,487	1,799,625

Chubb Ltd.	9,261	2,558,814

Progressive Corp.	14,349	3,438,164

		7,796,603
Interactive Media & Services – 7.7%

Alphabet, Inc., Class A	73,202	13,857,138

Meta Platforms, Inc., Class A	13,915	8,147,372

		22,004,510
IT Services – 0.9%

Accenture PLC, Class A	7,124	2,506,152

		2,506,152
Life Sciences Tools & Services – 1.7%

Danaher Corp.	11,039	2,534,003

Thermo Fisher Scientific, Inc.	4,444	2,311,902

		4,845,905

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2024	Shares	Value

Machinery – 2.6%

Deere & Co.	5,880	$2,491,356

Ingersoll Rand, Inc.	22,388	2,025,218

Parker-Hannifin Corp.	4,759	3,026,867

		7,543,441
Multi-Utilities – 0.9%

WEC Energy Group, Inc.	28,384	2,669,231

		2,669,231
Oil, Gas & Consumable Fuels – 3.1%

ConocoPhillips	19,746	1,958,211

Diamondback Energy, Inc.	9,562	1,566,543

Expand Energy Corp.	12,326	1,227,053

Exxon Mobil Corp.	38,985	4,193,616

		8,945,423
Personal Care Products – 0.7%

Estee Lauder Cos., Inc., Class A	27,608	2,070,048

		2,070,048
Pharmaceuticals – 3.3%

Eli Lilly & Co.	7,416	5,725,152

Merck & Co., Inc.	38,804	3,860,222

		9,585,374
Semiconductors & Semiconductor Equipment – 12.0%

Broadcom, Inc.	39,415	9,137,973

KLA Corp.	4,380	2,759,926

NVIDIA Corp.	151,225	20,308,005

Texas Instruments, Inc.	11,943	2,239,432

		34,445,336
Software – 10.3%

Intuit, Inc.	4,420	2,777,970

Microsoft Corp.	44,712	18,846,108

PTC, Inc.(1)	10,582	1,945,712

Salesforce, Inc.	11,990	4,008,617

Workday, Inc., Class A(1)	6,998	1,805,694

		29,384,101
Specialized REITs – 1.0%

Equinix, Inc.	2,902	2,736,267

		2,736,267
Specialty Retail – 1.0%

AutoZone, Inc.(1)	876	2,804,952

		2,804,952
Technology Hardware, Storage & Peripherals – 8.2%

Apple, Inc.	93,542	23,424,788

		23,424,788
Textiles, Apparel & Luxury Goods – 0.8%

NIKE, Inc., Class B	29,473	2,230,222

		2,230,222

Total Common Stocks (Cost $202,129,091)		285,506,224

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $767,769, due 1/2/2025(2)	$767,711	$767,711

Total Repurchase Agreements (Cost $767,711)		767,711

Total Investments – 100.1% (Cost $202,896,802)		286,273,935

Liabilities in excess of other assets – (0.1)%		(349,471)

Total Net Assets – 100.0%		$285,924,464

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$697,500	$783,154

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$285,506,224	$—	$—	$285,506,224
Repurchase Agreements	—	767,711	—	767,711
Total	$285,506,224	$767,711	$—	$286,273,935

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$286,273,935

Dividends/interest receivable	74,913

Prepaid expenses	10,892

Total Assets	286,359,740

Liabilities

Payable for fund shares redeemed	166,331

Investment advisory fees payable	119,286

Distribution fees payable	62,458

Accrued legal fees	25,106

Accrued administrative fees	22,706

Accrued custodian and accounting fees	14,023

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	1,780

Accrued expenses and other liabilities	15,308

Total Liabilities	435,276

Total Net Assets	$285,924,464

Net Assets Consist of:

Paid-in capital	$183,411,982

Distributable earnings	102,512,482

Total Net Assets	$285,924,464

Investments, at Cost	$202,896,802

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,601,713

Net Asset Value Per Share	$26.97

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$3,403,771

Interest	18,700

Total Investment Income	3,422,471

Expenses

Investment advisory fees	1,510,558

Distribution fees	800,494

Trustees’ and officers’ fees	100,679

Professional fees	98,491

Administrative fees	66,083

Custodian and accounting fees	46,846

Shareholder reports	22,749

Transfer agent fees	16,420

Other expenses	19,668

Total Expenses	2,681,988

Expenses recouped by adviser	30,234

Total Expenses, Net	2,712,222

Net Investment Income/(Loss)	710,249

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	37,006,227

Net change in unrealized appreciation/(depreciation) on investments	37,295,870

Net Gain on Investments	74,302,097

Net Increase in Net Assets Resulting From Operations	$75,012,346

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$710,249	$2,087,085

Net realized gain/(loss) from investments	37,006,227	(12,965,398)

Net change in unrealized appreciation/(depreciation) on investments	37,295,870	87,416,843

Net Increase in Net Assets Resulting from Operations	75,012,346	76,538,530

Capital Share Transactions

Proceeds from sales of shares	1,376,880	6,134,830

Cost of shares redeemed	(133,472,999)	(93,566,372)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(132,096,119)	(87,431,542)

Net Decrease in Net Assets	(57,083,773)	(10,893,012)

Net Assets

Beginning of year	343,008,237	353,901,249

End of year	$285,924,464	$343,008,237

Other Information:

Shares

Sold	56,820	331,565

Redeemed	(5,460,277)	(4,849,601)

Net Decrease	(5,403,457)	(4,518,036)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$21.43	$0.05		$5.49	$5.54	$26.97	25.85%

Year Ended 12/31/23	17.24	0.11		4.08	4.19	21.43	24.30%

Year Ended 12/31/22	21.86	0.12		(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11		4.69	4.80	21.86	28.14%

Year Ended 12/31/20	14.31	0.20	(5)	2.55	2.75	17.06	19.22%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$285,924	0.85%	0.85%	0.22%		0.22%		30%

343,008	0.84%	0.84%	0.59%		0.59%		28%

353,901	0.84%	0.84%	0.68%		0.68%		24%

321,218	0.86%	0.91%	0.53%		0.48%		274%	(4)

12,432	0.96%	2.08%	1.36%	(5)	0.24%	(5)	61%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been (0.36)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.84%. The limitation

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the year ended December 31, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after October 25, 2021 were not subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue recouped previously waived or reimbursed expenses in the amount of $30,234.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $800,494 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $95,130,963 and $227,182,929, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from

State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Integrated Research VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Integrated Research VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.7%

Australia – 1.3%

Rio Tinto Ltd.	41,187	$2,995,480

		2,995,480
Austria – 1.6%

Erste Group Bank AG	57,370	3,544,652

		3,544,652
Belgium – 1.3%

UCB SA	14,658	2,908,954

		2,908,954
Canada – 1.0%

Nutrien Ltd.	24,061	1,076,631

Toronto-Dominion Bank	21,998	1,171,176

		2,247,807
Cayman Islands – 1.1%

NU Holdings Ltd., Class A(1)	58,607	607,168

Tencent Holdings Ltd.	21,700	1,159,676

Tencent Music Entertainment Group, ADR	67,463	765,705

		2,532,549
China – 0.5%

Contemporary Amperex Technology Co. Ltd., Class A	30,600	1,112,765

		1,112,765
Denmark – 3.0%

Novo Nordisk AS, Class B	46,255	3,981,040

Pandora AS	6,823	1,248,044

Vestas Wind Systems AS(1)	111,738	1,530,507

		6,759,591
France – 7.6%

BNP Paribas SA	41,324	2,530,830

EssilorLuxottica SA	13,993	3,400,285

Legrand SA	26,845	2,597,946

LVMH Moet Hennessy Louis Vuitton SE	1,796	1,174,385

Sanofi SA	32,504	3,143,260

Schneider Electric SE	17,015	4,206,054

		17,052,760
Germany – 10.5%

Allianz SE, Reg S	12,870	3,943,925

Bayerische Motoren Werke AG	33,508	2,741,707

Beiersdorf AG	13,519	1,735,781

Infineon Technologies AG	67,954	2,207,215

SAP SE	36,026	8,816,755

Siemens AG, Reg S	22,071	4,310,067

		23,755,450
Hong Kong – 1.3%

BOC Hong Kong Holdings Ltd.	558,500	1,794,209

Techtronic Industries Co. Ltd.	89,000	1,173,252

		2,967,461

December 31, 2024	Shares	Value
Indonesia – 0.6%

Bank Central Asia Tbk. PT	2,438,400	$1,461,282

		1,461,282
Ireland – 0.9%

Kingspan Group PLC	14,843	1,079,608

Linde PLC	2,264	947,869

		2,027,477
Israel – 0.8%

Teva Pharmaceutical Industries Ltd., ADR(1)	84,001	1,851,382

		1,851,382
Italy – 1.3%

FinecoBank Banca Fineco SpA	173,257	3,027,506

		3,027,506
Japan – 22.9%

Bridgestone Corp.	41,200	1,385,116

Daikin Industries Ltd.	13,700	1,605,033

FANUC Corp.	48,200	1,259,134

FUJIFILM Holdings Corp.	125,600	2,606,490

Hitachi Ltd.	174,300	4,284,049

ITOCHU Corp.	40,500	1,993,477

Japan Exchange Group, Inc.	199,500	2,217,170

KDDI Corp.	69,600	2,218,409

Keyence Corp.	2,700	1,098,637

Kokusai Electric Corp.	43,100	573,260

Mitsubishi Estate Co. Ltd.	86,000	1,186,192

Mitsubishi UFJ Financial Group, Inc.	545,600	6,398,473

MS&AD Insurance Group Holdings, Inc.	140,800	3,078,319

Nintendo Co. Ltd.	38,600	2,248,403

Nitori Holdings Co. Ltd.	16,400	1,946,226

Recruit Holdings Co. Ltd.	30,400	2,115,131

Shimano, Inc.	6,700	903,837

SMC Corp.	4,200	1,635,431

SoftBank Group Corp.	37,600	2,159,967

Sony Group Corp.	187,300	3,956,868

Terumo Corp.	157,600	3,032,726

Toyota Industries Corp.	27,700	2,228,650

Unicharm Corp.	178,200	1,464,407

		51,595,405
Luxembourg – 1.1%

Spotify Technology SA(1)	5,672	2,537,539

		2,537,539
Netherlands – 3.6%

ASM International NV	1,983	1,131,387

ASML Holding NV	6,651	4,677,530

Heineken NV	18,821	1,336,375

NXP Semiconductors NV	4,200	872,970

		8,018,262
New Zealand – 0.4%

Xero Ltd.(1)	8,216	854,300

		854,300

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2024	Shares	Value
Norway – 1.6%

DNB Bank ASA	124,543	$2,483,036

Norsk Hydro ASA	224,354	1,234,510

		3,717,546
Portugal – 0.8%

Jeronimo Martins SGPS SA	92,787	1,773,186

		1,773,186
Republic of Korea – 0.3%

Samsung SDI Co. Ltd.(1)	3,643	611,594

		611,594
Singapore – 1.0%

DBS Group Holdings Ltd.	70,900	2,267,818

		2,267,818
Spain – 4.4%

Banco Bilbao Vizcaya Argentaria SA	325,341	3,185,836

Bankinter SA	160,450	1,269,878

Iberdrola SA	197,769	2,723,270

Industria de Diseno Textil SA	54,786	2,804,853

		9,983,837
Sweden – 0.7%

Svenska Handelsbanken AB, Class A	147,584	1,524,591

		1,524,591
Switzerland – 6.5%

Alcon AG	25,803	2,185,050

Chocoladefabriken Lindt & Spruengli AG	170	1,884,092

Cie Financiere Richemont SA, Reg S, Class A	20,538	3,121,853

Lonza Group AG, Reg S	3,748	2,208,775

Roche Holding AG	18,465	5,168,504

		14,568,274
Taiwan – 0.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	1,469,408

		1,469,408

December 31, 2024	Shares	Value
United Kingdom – 20.1%

Antofagasta PLC	72,620	$1,437,288

ARM Holdings PLC, ADR(1)	4,620	569,923

AstraZeneca PLC	34,345	4,470,843

BAE Systems PLC	117,030	1,678,911

Bunzl PLC	55,312	2,277,100

Burberry Group PLC	79,826	972,616

Diageo PLC	93,735	2,978,602

GSK PLC	142,710	2,390,343

Haleon PLC	442,380	2,083,885

Kingfisher PLC	497,836	1,544,460

Lloyds Banking Group PLC	4,026,114	2,746,510

National Grid PLC	202,378	2,398,236

Prudential PLC	188,969	1,506,533

Reckitt Benckiser Group PLC	43,008	2,598,048

RELX PLC	76,533	3,468,100

Shell PLC	175,313	5,495,039

Unilever PLC	91,404	5,176,435

Whitbread PLC	43,189	1,592,505

		45,385,377
United States – 2.8%

Booking Holdings, Inc.	312	1,550,147

Ferguson Enterprises, Inc.	5,558	964,702

Liberty Media Corp.-Liberty Formula One, Class C(1)	22,255	2,062,148

Lululemon Athletica, Inc.(1)	2,722	1,040,920

MercadoLibre, Inc.(1)	390	663,172

		6,281,089

Total Investments – 99.7% (Cost $205,784,053)		224,833,342

Assets in excess of other liabilities – 0.3%		735,286

Total Net Assets – 100.0%		$225,568,628

(1)	Non-income–producing security.

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,995,480	*	$—	$2,995,480
Austria	—	3,544,652	*	—	3,544,652
Belgium	—	2,908,954	*	—	2,908,954
Canada	2,247,807	—		—	2,247,807
Cayman Islands	1,372,873	1,159,676	*	—	2,532,549
China	—	1,112,765	*	—	1,112,765
Denmark	—	6,759,591	*	—	6,759,591
France	—	17,052,760	*	—	17,052,760
Germany	—	23,755,450	*	—	23,755,450
Hong Kong	—	2,967,461	*	—	2,967,461
Indonesia	—	1,461,282	*	—	1,461,282
Ireland	947,869	1,079,608	*	—	2,027,477
Israel	1,851,382	—		—	1,851,382
Italy	—	3,027,506	*	—	3,027,506
Japan	—	51,595,405	*	—	51,595,405
Luxembourg	2,537,539	—		—	2,537,539
Netherlands	872,970	7,145,292	*	—	8,018,262
New Zealand	—	854,300	*	—	854,300
Norway	—	3,717,546	*	—	3,717,546
Portugal	—	1,773,186	*	—	1,773,186
Republic of Korea	—	611,594	*	—	611,594
Singapore	—	2,267,818	*	—	2,267,818
Spain	—	9,983,837	*	—	9,983,837
Sweden	—	1,524,591	*	—	1,524,591
Switzerland	—	14,568,274	*	—	14,568,274
Taiwan	—	1,469,408	*	—	1,469,408
United Kingdom	569,923	44,815,454	*	—	45,385,377
United States	6,281,089	—		—	6,281,089
Total	$16,681,452	$208,151,890		$—	$224,833,342

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$224,833,342

Foreign currency, at value	65,832

Foreign tax reclaims receivable	866,148

Dividends/interest receivable	152,147

Receivable for investments sold	151,354

Reimbursement receivable from adviser	25,523

Prepaid expenses	9,381

Total Assets	226,103,727

Liabilities

Investment advisory fees payable	152,120

Payable for fund shares redeemed	133,442

Due to custodian	70,639

Accrued custodian and accounting fees	57,757

Distribution fees payable	49,295

Accrued audit fees	8,912

Accrued trustees’ and officers’ fees	1,102

Accrued expenses and other liabilities	61,832

Total Liabilities	535,099

Total Net Assets	$225,568,628

Net Assets Consist of:

Paid-in capital	$201,512,954

Distributable earnings	24,055,674

Total Net Assets	$225,568,628

Investments, at Cost	$205,784,053

Foreign Currency, at Cost	$80,504

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,437,868

Net Asset Value Per Share	$13.72

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$7,700,545

Interest	16,757

Withholding taxes on foreign dividends	(735,053)

Total Investment Income	6,982,249

Expenses

Investment advisory fees	2,052,062

Distribution fees	667,354

Custodian and accounting fees	144,586

Professional fees	90,474

Trustees’ and officers’ fees	84,445

Administrative fees	58,683

Shareholder reports	19,696

Transfer agent fees	14,266

Other expenses	30,118

Total Expenses	3,161,684

Less: Fees waived	(192,936)

Total Expenses, Net	2,968,748

Net Investment Income/(Loss)	4,013,501

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	5,541,439

Net realized gain/(loss) from foreign currency transactions	(23,027)

Foreign capital gains tax refund	2,014

Net change in unrealized appreciation/(depreciation) on investments	4,720,969

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(76,298)

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	10,165,097

Net Increase in Net Assets Resulting From Operations	$14,178,598

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$4,013,501	$4,479,936

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	5,520,426	(13,044,029)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,644,671	54,573,377

Net Increase in Net Assets Resulting from Operations	14,178,598	46,009,284

Capital Share Transactions

Proceeds from sales of shares	15,398,424	18,966,554

Cost of shares redeemed	(97,618,778)	(96,377,576)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(82,220,354)	(77,411,022)

Net Decrease in Net Assets	(68,041,756)	(31,401,738)

Net Assets

Beginning of year	293,610,384	325,012,122

End of year	$225,568,628	$293,610,384

Other Information:

Shares

Sold	1,134,673	1,516,044

Redeemed	(7,003,003)	(7,747,234)

Net Decrease	(5,868,330)	(6,231,190)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$13.16	$0.21		$0.35	$0.56	$13.72	4.26%

Year Ended 12/31/23	11.39	0.18		1.59	1.77	13.16	15.54%

Year Ended 12/31/22	13.87	0.15		(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30	(4)	0.41	0.71	13.87	5.40%

Year Ended 12/31/20	12.15	0.12		0.89	1.01	13.16	8.31%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$225,569	1.11%	1.18%	1.51%		1.44%		32%

293,610	1.08%	1.15%	1.47%		1.40%		29%

325,012	1.08%	1.12%	1.30%		1.26%		136%

411,907	1.06%	1.13%	2.20%	(4)	2.13%	(4)	40%

234,233	1.00%	1.18%	1.03%		0.85%		38%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.13% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.08%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $192,936.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (‘‘Schroder Limited’’). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $667,354 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $83,432,918 and $160,820,949, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian International Equity VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian International Equity VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.6%

Australia – 1.7%

Goodman Group REITs	32,215	$710,964

QBE Insurance Group Ltd.	53,498	636,420

		1,347,384
Cayman Islands – 1.1%

Tencent Holdings Ltd.	15,800	844,372

		844,372
Denmark – 4.2%

Coloplast AS, Class B	3,636	398,126

Novo Nordisk AS, Class B	33,541	2,886,781

		3,284,907
France – 13.8%

Air Liquide SA	13,524	2,186,461

Dassault Systemes SE	25,739	889,647

L’Oreal SA	849	299,746

Legrand SA	9,323	902,241

LVMH Moet Hennessy Louis Vuitton SE	2,093	1,368,590

Safran SA	12,495	2,729,485

Sanofi SA	9,206	890,255

Schneider Electric SE	3,280	810,805

Vinci SA	7,869	807,598

		10,884,828
Germany – 5.1%

Deutsche Boerse AG	4,208	969,638

Muenchener Rueckversicherungs-Gesellschaft AG, Reg S	2,223	1,118,186

SAP SE	7,798	1,908,429

		3,996,253
Hong Kong – 1.2%

Hong Kong Exchanges & Clearing Ltd.	25,500	968,040

		968,040
Ireland – 3.5%

James Hardie Industries PLC(1)	18,307	564,977

Linde PLC	3,327	1,390,446

Ryanair Holdings PLC, ADR	18,618	811,558

		2,766,981
Japan – 22.8%

Advantest Corp.	13,400	765,141

Azbil Corp.	56,600	433,990

Daiichi Sankyo Co. Ltd.	13,800	379,324

Hamamatsu Photonics KK	26,300	291,900

Hitachi Ltd.	79,800	1,961,372

Hoya Corp.	13,000	1,615,379

IHI Corp.	4,600	268,169

Keyence Corp.	3,900	1,586,920

Otsuka Corp.	33,600	767,710

Rakuten Bank Ltd.(1)	33,600	944,425

Recruit Holdings Co. Ltd.	36,500	2,539,549

December 31, 2024	Shares	Value
Japan (continued)

Shin-Etsu Chemical Co. Ltd.	36,200	$1,197,128

Sony Group Corp.	142,300	3,006,206

Terumo Corp.	54,200	1,042,981

Tokio Marine Holdings, Inc.	33,900	1,214,052

		18,014,246
Netherlands – 11.4%

Adyen NV(1)(2)	374	551,757

Airbus SE	10,575	1,685,460

Argenx SE(1)	1,134	700,167

ASML Holding NV	4,943	3,476,324

Ferrovial SE	20,573	863,547

Heineken NV	12,908	916,526

Wolters Kluwer NV	5,067	840,425

		9,034,206
Singapore – 2.1%

DBS Group Holdings Ltd.	51,540	1,648,566

		1,648,566
Spain – 2.0%

Indra Sistemas SA	16,680	295,158

Industria de Diseno Textil SA	24,882	1,273,872

		1,569,030
Sweden – 3.0%

Atlas Copco AB, Class A	101,396	1,551,052

Volvo AB, Class B	33,113	803,465

		2,354,517
Switzerland – 5.6%

Cie Financiere Richemont SA, Reg S, Class A	11,746	1,785,436

Lonza Group AG, Reg S	1,500	883,982

Nestle SA, Reg S	16,543	1,356,520

Straumann Holding AG, Reg S	3,214	403,336

		4,429,274
Taiwan – 1.4%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,783	1,142,085

		1,142,085
United Kingdom – 18.4%

3i Group PLC	42,344	1,881,134

AstraZeneca PLC	5,693	741,084

Compass Group PLC	34,528	1,147,751

Diageo PLC	39,588	1,257,981

Haleon PLC	110,757	521,734

InterContinental Hotels Group PLC	17,170	2,138,824

London Stock Exchange Group PLC	14,182	1,996,919

Next PLC	3,841	456,465

RELX PLC	52,167	2,357,480

Sage Group PLC	64,036	1,010,615

SSE PLC	52,482	1,053,266

		14,563,253

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2024	Shares	Value
United States – 1.3%

Yum China Holdings, Inc.	21,201	$1,021,252

		1,021,252

Total Common Stocks (Cost $56,750,683)		77,869,194

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $415,958, due 1/2/2025(3)	$415,926	415,926

Total Repurchase Agreements (Cost $415,926)		415,926

Total Investments – 99.1% (Cost $57,166,609)		78,285,120

Assets in excess of other liabilities – 0.9%		696,495

Total Net Assets – 100.0%		$78,981,615
(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of this security amounted to $551,757, representing 0.7% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$377,900	$424,320

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,347,384	*	$—	$1,347,384
Cayman Islands	—	844,372	*	—	844,372
Denmark	—	3,284,907	*	—	3,284,907
France	—	10,884,828	*	—	10,884,828
Germany	—	3,996,253	*	—	3,996,253
Hong Kong	—	968,040	*	—	968,040
Ireland	811,558	1,955,423	*	—	2,766,981
Japan	—	18,014,246	*	—	18,014,246
Netherlands	—	9,034,206	*	—	9,034,206
Singapore	—	1,648,566	*	—	1,648,566
Spain	—	1,569,030	*	—	1,569,030
Sweden	—	2,354,517	*	—	2,354,517
Switzerland	—	4,429,274	*	—	4,429,274
Taiwan	1,142,085	—		—	1,142,085
United Kingdom	—	14,563,253	*	—	14,563,253
United States	1,021,252	—		—	1,021,252
Repurchase Agreements	—	415,926		—	415,926
Total	$2,974,895	$75,310,225		$—	$78,285,120

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$78,285,120

Foreign currency, at value	16,030

Foreign tax reclaims receivable	403,069

Receivable for investments sold	395,741

Dividends/interest receivable	40,217

Reimbursement receivable from adviser	20,909

Prepaid expenses	3,306

Total Assets	79,164,392

Liabilities

Investment advisory fees payable	55,827

Accrued custodian and accounting fees	43,247

Payable for fund shares redeemed	25,681

Distribution fees payable	17,446

Accrued administrative fees	11,781

Accrued audit fees	8,912

Accrued trustees’ and officers’ fees	412

Accrued expenses and other liabilities	19,471

Total Liabilities	182,777

Total Net Assets	$78,981,615

Net Assets Consist of:

Paid-in capital	$32,867,858

Distributable earnings	46,113,757

Total Net Assets	$78,981,615

Investments, at Cost	$57,166,609

Foreign Currency, at Cost	$16,049

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,685,606

Net Asset Value Per Share	$16.86

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$1,610,317

Interest	10,343

Withholding taxes on foreign dividends	(162,648)

Total Investment Income	1,458,012

Expenses

Investment advisory fees	752,025

Distribution fees	235,096

Custodian and accounting fees	99,269

Professional fees	52,416

Administrative fees	33,965

Trustees’ and officers’ fees	29,980

Shareholder reports	15,143

Transfer agent fees	13,840

Other expenses	11,888

Total Expenses	1,243,622

Less: Fees waived	(140,032)

Total Expenses, Net	1,103,590

Net Investment Income/(Loss)	354,422

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	10,666,571

Net realized gain/(loss) from foreign currency transactions	(3,753)

Net change in unrealized appreciation/(depreciation) on investments	(5,033,386)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(25,492)

Net Gain on Investments and Foreign Currency Transactions	5,603,940

Net Increase in Net Assets Resulting From Operations	$5,958,362

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$354,422	$732,830

Net realized gain/(loss) from investments and foreign currency transactions	10,662,818	2,940,122

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,058,878)	13,456,536

Net Increase in Net Assets Resulting from Operations	5,958,362	17,129,488

Capital Share Transactions

Proceeds from sales of shares	3,269,660	9,240,804

Cost of shares redeemed	(34,109,699)	(37,169,315)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,840,039)	(27,928,511)

Net Decrease in Net Assets	(24,881,677)	(10,799,023)

Net Assets

Beginning of year	103,863,292	114,662,315

End of year	$78,981,615	$103,863,292

Other Information:

Shares

Sold	195,991	612,756

Redeemed	(1,995,821)	(2,445,654)

Net Decrease	(1,799,830)	(1,832,898)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$16.01	$0.06		$0.79	$0.85	$16.86	5.31%

Year Ended 12/31/23	13.78	0.10		2.13	2.23	16.01	16.18%

Year Ended 12/31/22	19.21	0.05		(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)		1.88	1.87	19.21	10.78%

Year Ended 12/31/20	13.53	(0.00	)(4)	3.81	3.81	17.34	28.16%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$78,982	1.17%	1.32%	0.38%		0.23%	27%

103,863	1.18%	1.26%	0.68%		0.60%	50%

114,662	1.18%	1.21%	0.35%		0.32%	40%

148,827	1.17%	1.17%	(0.05)%		(0.05)%	31%

146,998	1.18%	1.24%	(0.00)%	(5)	(0.06)%	25%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $(0.00) per share.

(5)	Rounds to (0.00)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.17% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.18%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $140,032.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $235,096 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $25,334,174 and $55,652,282, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian International Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian International Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

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15

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 100.0%
Automobiles – 3.3%

Tesla, Inc.(1)	31,669	$12,789,209

		12,789,209
Beverages – 0.7%

Monster Beverage Corp.(1)	50,178	2,637,356

		2,637,356
Biotechnology – 0.7%

Vertex Pharmaceuticals, Inc.(1)	6,874	2,768,160

		2,768,160
Broadline Retail – 5.7%

Amazon.com, Inc.(1)	102,008	22,379,535

		22,379,535
Building Products – 0.6%

Builders FirstSource, Inc.(1)	16,187	2,313,608

		2,313,608
Capital Markets – 2.5%

Ares Management Corp., Class A	20,611	3,648,765

KKR & Co., Inc.	21,333	3,155,364

S&P Global, Inc.	6,072	3,024,038

		9,828,167
Chemicals – 1.1%

Sherwin-Williams Co.	12,372	4,205,614

		4,205,614
Communications Equipment – 1.1%

Arista Networks, Inc.(1)	37,749	4,172,397

		4,172,397
Consumer Finance – 1.0%

American Express Co.	12,727	3,777,246

		3,777,246
Electrical Equipment – 1.4%

Emerson Electric Co.	12,047	1,492,985

GE Vernova, Inc.	5,220	1,717,014

Vertiv Holdings Co., Class A	19,634	2,230,619

		5,440,618
Electronic Equipment, Instruments & Components – 2.0%

Amphenol Corp., Class A	30,765	2,136,629

CDW Corp.	17,488	3,043,612

Coherent Corp.(1)	28,507	2,700,468

		7,880,709
Entertainment – 4.3%

Liberty Media Corp.-Liberty Formula One, Class C(1)	40,533	3,755,788

Live Nation Entertainment, Inc.(1)	31,837	4,122,891

Netflix, Inc.(1)	9,975	8,890,917

		16,769,596
Financial Services – 2.9%

Mastercard, Inc., Class A	21,589	11,368,120

		11,368,120

December 31, 2024	Shares	Value
Ground Transportation – 1.2%

Uber Technologies, Inc.(1)	79,301	$4,783,436

		4,783,436
Health Care Equipment & Supplies – 1.4%

Boston Scientific Corp.(1)	36,244	3,237,314

Edwards Lifesciences Corp.(1)	32,768	2,425,815

		5,663,129
Health Care Providers & Services – 0.8%

UnitedHealth Group, Inc.	6,229	3,151,002

		3,151,002
Health Care Technology – 1.1%

Veeva Systems, Inc., Class A(1)	20,087	4,223,292

		4,223,292
Hotels, Restaurants & Leisure – 3.9%

Airbnb, Inc., Class A(1)	17,935	2,356,838

Chipotle Mexican Grill, Inc.(1)	86,710	5,228,613

DoorDash, Inc., Class A(1)	25,742	4,318,221

DraftKings, Inc., Class A(1)	64,755	2,408,886

Viking Holdings Ltd.(1)	20,368	897,414

		15,209,972
Independent Power and Renewable Electricity Producers – 0.2%

Vistra Corp.	6,399	882,230

		882,230
Interactive Media & Services – 10.4%

Alphabet, Inc., Class A	104,294	19,742,854

Meta Platforms, Inc., Class A	33,023	19,335,297

Pinterest, Inc., Class A(1)	55,720	1,615,880

		40,694,031
IT Services – 1.0%

Gartner, Inc.(1)	7,819	3,788,071

		3,788,071
Machinery – 0.9%

Ingersoll Rand, Inc.	38,509	3,483,524

		3,483,524
Oil, Gas & Consumable Fuels – 0.3%

Diamondback Energy, Inc.	7,545	1,236,097

		1,236,097
Personal Care Products – 0.6%

Estee Lauder Cos., Inc., Class A	34,383	2,578,037

		2,578,037
Pharmaceuticals – 4.1%

Eli Lilly & Co.	14,968	11,555,296

Merck & Co., Inc.	45,373	4,513,706

		16,069,002
Semiconductors & Semiconductor Equipment – 17.3%

Broadcom, Inc.	85,158	19,743,031

KLA Corp.	6,834	4,306,240

Marvell Technology, Inc.	13,567	1,498,475

NVIDIA Corp.	269,572	36,200,824

QUALCOMM, Inc.	28,761	4,418,265

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2024	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Texas Instruments, Inc.	9,334	$1,750,218

		67,917,053
Software – 17.1%

Adobe, Inc.(1)	7,274	3,234,602

AppLovin Corp., Class A(1)	6,027	1,951,723

Cadence Design Systems, Inc.(1)	13,548	4,070,632

HubSpot, Inc.(1)	3,201	2,230,361

Intuit, Inc.	8,479	5,329,052

Microsoft Corp.	65,538	27,624,267

Palo Alto Networks, Inc.(1)	17,784	3,235,977

PTC, Inc.(1)	16,003	2,942,472

Salesforce, Inc.	21,119	7,060,715

ServiceNow, Inc.(1)	6,427	6,813,391

Workday, Inc., Class A(1)	9,797	2,527,920

		67,021,112
Specialized REITs – 0.9%

Equinix, Inc.	3,622	3,415,147

		3,415,147
Specialty Retail – 1.2%

O’Reilly Automotive, Inc.(1)	3,907	4,632,921

		4,632,921
Technology Hardware, Storage & Peripherals – 9.1%

Apple, Inc.	142,664	35,725,919

		35,725,919
Textiles, Apparel & Luxury Goods – 0.8%

NIKE, Inc., Class B	40,986	3,101,411

		3,101,411

December 31, 2024	Shares	Value
Trading Companies & Distributors – 0.4%

FTAI Aviation Ltd.	11,943	$1,720,270

		1,720,270

Total Common Stocks (Cost $224,515,733)		391,625,991

	Principal Amount	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $836,550, due 1/2/2025(2)	$836,487	836,487

Total Repurchase Agreements (Cost $836,487)		836,487

Total Investments – 100.2% (Cost $225,352,220)		392,462,478

Liabilities in excess of other assets – (0.2)%		(684,772)

Total Net Assets – 100.0%		$391,777,706

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$760,000	$853,344

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$391,625,991	$—	$—	$391,625,991
Repurchase Agreements	—	836,487	—	836,487
Total	$391,625,991	$836,487	$—	$392,462,478

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$392,462,478

Dividends/interest receivable	68,152

Receivable for fund shares subscribed	36,121

Reimbursement receivable from adviser	22,684

Prepaid expenses	15,418

Total Assets	392,604,853

Liabilities

Payable for fund shares redeemed	226,320

Payable for investments purchased	218,388

Investment advisory fees payable	196,123

Distribution fees payable	86,146

Accrued custodian and accounting fees	13,848

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	1,982

Accrued expenses and other liabilities	76,062

Total Liabilities	827,147

Total Net Assets	$391,777,706

Net Assets Consist of:

Paid-in capital	$(96,799,349)

Distributable earnings	488,577,055

Total Net Assets	$391,777,706

Investments, at Cost	$225,352,220

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,908,433

Net Asset Value Per Share	$35.92

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,358,847

Interest	20,327

Total Investment Income	2,379,174

Expenses

Investment advisory fees	2,428,232

Distribution fees	1,071,266

Trustees’ and officers’ fees	133,850

Professional fees	120,644

Administrative fees	80,638

Custodian and accounting fees	42,341

Shareholder reports	25,519

Transfer agent fees	17,853

Other expenses	24,511

Total Expenses	3,944,854

Less: Fees waived	(216,851)

Total Expenses, Net	3,728,003

Net Investment Income/(Loss)	(1,348,829)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	110,591,240

Net change in unrealized appreciation/(depreciation) on investments	1,526,116

Net Gain on Investments	112,117,356

Net Increase in Net Assets Resulting From Operations	$110,768,527

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(1,348,829)	$(718,324)

Net realized gain/(loss) from investments	110,591,240	42,483,878

Net change in unrealized appreciation/(depreciation) on investments	1,526,116	118,933,471

Net Increase in Net Assets Resulting from Operations	110,768,527	160,699,025

Capital Share Transactions

Proceeds from sales of shares	11,282,613	2,909,193

Cost of shares redeemed	(181,260,766)	(152,162,094)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(169,978,153)	(149,252,901)

Net Increase/(Decrease) in Net Assets	(59,209,626)	11,446,124

Net Assets

Beginning of year	450,987,332	439,541,208

End of year	$391,777,706	$450,987,332

Other Information:

Shares

Sold	357,736	119,516

Redeemed	(5,624,527)	(6,308,587)

Net Decrease	(5,266,791)	(6,189,071)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$27.88	$(0.10)	$8.14	$8.04	$35.92	28.84%

Year Ended 12/31/23	19.65	(0.04)	8.27	8.23	27.88	41.88%

Year Ended 12/31/22	28.69	(0.03)	(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)	4.95	4.86	28.69	20.39%

Year Ended 12/31/20	17.47	(0.02)	6.38	6.36	23.83	36.41%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$391,778	0.87%	0.92%	(0.31)%	(0.36)%	33%

450,987	0.87%	0.91%	(0.16)%	(0.20)%	37%

439,541	0.87%	0.89%	(0.15)%	(0.17)%	38%

622,763	0.87%	0.87%	(0.34)%	(0.34)%	28%

621,402	0.87%	0.89%	(0.12)%	(0.14)%	24%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $216,851.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $1,071,266 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $141,731,260 and $312,554,450, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Disciplined Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Disciplined Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095

Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135

Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121

Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312

Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822

Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129

Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153

Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.2%
Aerospace & Defense – 1.0%

General Dynamics Corp.	3,642	$959,631

		959,631
Banks – 7.8%

Huntington Bancshares, Inc.	82,706	1,345,626

JPMorgan Chase & Co.	18,915	4,534,115

Wells Fargo & Co.	18,503	1,299,651

		7,179,392
Beverages – 0.6%

Coca-Cola Europacific Partners PLC	7,327	562,787

		562,787
Biotechnology – 3.3%

AbbVie, Inc.	11,353	2,017,428

Amgen, Inc.	4,028	1,049,858

		3,067,286
Building Products – 1.6%

Allegion PLC	3,489	455,943

Builders FirstSource, Inc.(1)	3,426	489,678

Masco Corp.	7,174	520,617

		1,466,238
Capital Markets – 6.0%

Blue Owl Capital, Inc.	47,622	1,107,688

Goldman Sachs Group, Inc.	1,285	735,816

Intercontinental Exchange, Inc.	4,137	616,454

LPL Financial Holdings, Inc.	5,282	1,724,626

Morgan Stanley	10,961	1,378,017

		5,562,601
Construction Materials – 1.8%

CRH PLC	17,526	1,621,505

		1,621,505
Consumer Finance – 3.5%

American Express Co.	5,372	1,594,356

Discover Financial Services	9,235	1,599,779

		3,194,135
Consumer Staples Distribution & Retail – 3.5%

Sysco Corp.	23,399	1,789,088

U.S. Foods Holding Corp.(1)	21,412	1,444,453

		3,233,541
Containers & Packaging – 0.9%

Smurfit WestRock PLC	15,929	857,936

		857,936
Electric Utilities – 2.9%

FirstEnergy Corp.	26,897	1,069,963

NextEra Energy, Inc.	9,690	694,676

PPL Corp.	28,435	923,000

		2,687,639
Electrical Equipment – 1.3%

Emerson Electric Co.	9,357	1,159,613

		1,159,613

December 31, 2024	Shares	Value
Electronic Equipment, Instruments & Components – 3.1%

Flex Ltd.(1)	32,778	$1,258,348

Keysight Technologies, Inc.(1)	5,562	893,424

Trimble, Inc.(1)	9,388	663,356

		2,815,128
Energy Equipment & Services – 1.4%

Schlumberger NV	33,683	1,291,406

		1,291,406
Entertainment – 1.1%

Walt Disney Co.	8,935	994,912

		994,912
Financial Services – 3.1%

Corpay, Inc.(1)	3,846	1,301,563

Fidelity National Information Services, Inc.	19,481	1,573,481

		2,875,044
Ground Transportation – 2.4%

Norfolk Southern Corp.	5,689	1,335,208

Uber Technologies, Inc.(1)	15,196	916,623

		2,251,831
Health Care Equipment & Supplies – 2.3%

Abbott Laboratories	10,435	1,180,303

Hologic, Inc.(1)	10,035	723,423

Medtronic PLC	2,277	181,887

		2,085,613
Health Care Providers & Services – 5.8%

Cencora, Inc.	6,918	1,554,336

Cigna Group	672	185,566

Humana, Inc.	752	190,790

McKesson Corp.	2,549	1,452,701

UnitedHealth Group, Inc.	3,809	1,926,821

		5,310,214
Hotels, Restaurants & Leisure – 1.1%

Booking Holdings, Inc.	129	640,926

MGM Resorts International(1)	10,510	364,172

		1,005,098
Household Durables – 0.8%

Lennar Corp., Class A	5,291	721,534

		721,534
Industrial Conglomerates – 2.2%

Honeywell International, Inc.	9,001	2,033,236

		2,033,236
Insurance – 2.6%

Aon PLC, Class A	3,416	1,226,890

Arthur J Gallagher & Co.	1,889	536,193

Chubb Ltd.	2,131	588,795

		2,351,878
Interactive Media & Services – 2.9%

Alphabet, Inc., Class A	13,853	2,622,373

		2,622,373

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2024	Shares	Value
Machinery – 2.9%

Deere & Co.	1,665	$705,461

Fortive Corp.	12,578	943,350

Westinghouse Air Brake Technologies Corp.	5,517	1,045,968

		2,694,779
Media – 1.0%

Omnicom Group, Inc.	10,229	880,103

		880,103
Metals & Mining – 1.7%

Kinross Gold Corp.	78,437	727,111

Teck Resources Ltd., Class B	21,770	882,338

		1,609,449
Multi-Utilities – 1.1%

CenterPoint Energy, Inc.	31,068	985,788

		985,788
Oil, Gas & Consumable Fuels – 6.2%

Canadian Natural Resources Ltd.	24,446	754,648

Cenovus Energy, Inc.	58,025	879,079

ConocoPhillips	12,843	1,273,640

Diamondback Energy, Inc.	9,006	1,475,453

Marathon Petroleum Corp.	6,996	975,942

Phillips 66	3,266	372,095

		5,730,857
Passenger Airlines – 2.0%

Delta Air Lines, Inc.	15,321	926,920

United Airlines Holdings, Inc.(1)	9,388	911,575

		1,838,495
Personal Care Products – 1.3%

Kenvue, Inc.	56,538	1,207,086

		1,207,086
Pharmaceuticals – 1.1%

AstraZeneca PLC, ADR	10,462	685,470

Johnson & Johnson	1,282	185,403

Sanofi SA, ADR	3,862	186,264

		1,057,137
Professional Services – 3.4%

Jacobs Solutions, Inc.	7,384	986,650

KBR, Inc.	8,701	504,049

Leidos Holdings, Inc.	6,267	902,824

Robert Half, Inc.	9,925	699,316

		3,092,839
Semiconductors & Semiconductor Equipment – 3.3%

Applied Materials, Inc.	4,216	685,648

Microchip Technology, Inc.	12,819	735,170

Micron Technology, Inc.	13,294	1,118,823

NXP Semiconductors NV	2,232	463,921

		3,003,562
Software – 3.1%

Nice Ltd., ADR(1)	3,675	624,162

Oracle Corp.	13,400	2,232,976

		2,857,138

December 31, 2024	Shares	Value
Specialty Retail – 3.4%

AutoNation, Inc.(1)	5,057	$858,881

AutoZone, Inc.(1)	399	1,277,598

Home Depot, Inc.	2,559	995,425

		3,131,904
Technology Hardware, Storage & Peripherals – 1.7%

Dell Technologies, Inc., Class C	7,399	852,661

Hewlett Packard Enterprise Co.	31,179	665,671

		1,518,332
Tobacco – 2.3%

Philip Morris International, Inc.	17,377	2,091,322

		2,091,322
Trading Companies & Distributors – 0.7%

United Rentals, Inc.	933	657,242

		657,242
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	4,223	932,143

		932,143

Total Common Stocks (Cost $68,986,661)		91,198,747

	Principal Amount	Value
Repurchase Agreements – 0.1%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $136,888, due 1/2/2025(2)	$136,877	136,877

Total Repurchase Agreements (Cost $136,877)		136,877

Total Investments – 99.3% (Cost $69,123,538)		91,335,624

Assets in excess of other liabilities – 0.7%		611,485

Total Net Assets – 100.0%		$91,947,109

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$124,400	$139,722

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$91,198,747	$—	$—	$91,198,747
Repurchase Agreements	—	136,877	—	136,877
Total	$91,198,747	$136,877	$—	$91,335,624

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$91,335,624

Cash	8,035

Receivable for investments sold	695,000

Dividends/interest receivable	92,005

Foreign tax reclaims receivable	71,466

Reimbursement receivable from adviser	17,115

Prepaid expenses	3,575

Total Assets	92,222,820

Liabilities

Payable for fund shares redeemed	108,567

Investment advisory fees payable	53,328

Payable for investments purchased	33,045

Distribution fees payable	20,520

Accrued custodian and accounting fees	19,000

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	968

Accrued expenses and other liabilities	32,005

Total Liabilities	275,711

Total Net Assets	$91,947,109

Net Assets Consist of:

Paid-in capital	$(32,140,989)

Distributable earnings	124,088,098

Total Net Assets	$91,947,109

Investments, at Cost	$69,123,538

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,971,603

Net Asset Value Per Share	$23.15

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$1,993,093

Interest	20,973

Withholding taxes on foreign dividends	(41,376)

Total Investment Income	1,972,690

Expenses

Investment advisory fees	757,008

Distribution fees	294,652

Custodian and accounting fees	59,841

Professional fees	56,282

Trustees’ and officers’ fees	37,899

Administrative fees	37,367

Transfer agent fees	12,497

Shareholder reports	11,264

Other expenses	8,655

Total Expenses	1,275,465

Less: Fees waived	(132,219)

Total Expenses, Net	1,143,246

Net Investment Income/(Loss)	829,444

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	30,503,989

Net realized gain/(loss) from foreign currency transactions	291

Net change in unrealized appreciation/(depreciation) on investments	(12,735,412)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(521)

Net Gain on Investments and Foreign Currency Transactions	17,768,347

Net Increase in Net Assets Resulting From Operations	$18,597,791

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$829,444	$1,310,460

Net realized gain/(loss) from investments and foreign currency transactions	30,504,280	14,662,038

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(12,735,933)	2,184,001

Net Increase in Net Assets Resulting from Operations	18,597,791	18,156,499

Capital Share Transactions

Proceeds from sales of shares	2,172,459	15,419,105

Cost of shares redeemed	(65,914,940)	(49,677,108)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(63,742,481)	(34,258,003)

Net Decrease in Net Assets	(45,144,690)	(16,101,504)

Net Assets

Beginning of year	137,091,799	153,193,303

End of year	$91,947,109	$137,091,799

Other Information:

Shares

Sold	99,265	863,101

Redeemed	(2,969,888)	(2,696,010)

Net Decrease	(2,870,623)	(1,832,909)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$20.04	$0.16		$2.95	$3.11	$23.15	15.52%

Year Ended 12/31/23	17.66	0.16		2.22	2.38	20.04	13.48%

Year Ended 12/31/22	18.57	0.18		(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12		4.15	4.27	18.57	29.86%

Year Ended 12/31/20	14.13	0.19	(4)	(0.02)	0.17	14.30	1.20%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$91,947	0.97%	1.08%	0.70%		0.59%		56%

137,092	0.97%	1.02%	0.88%		0.83%		56%

153,193	0.97%	0.98%	1.01%		1.00%		33%

219,108	0.97%	0.97%	0.71%		0.71%		45%

223,410	0.97%	1.02%	1.53%	(4)	1.48%	(4)	73%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.10%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $132,219.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $294,652 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $65,692,495 and $126,959,395, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Disciplined Value VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Disciplined Value VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.5%

Aerospace & Defense – 1.2%

General Electric Co.	13,695	$2,284,189

Loar Holdings, Inc.(1)	200	14,782

		2,298,971
Automobiles – 0.6%

BYD Co. Ltd., Class H (China)	33,391	1,138,541

		1,138,541
Banks – 0.4%

Huntington Bancshares, Inc.	22,498	366,043

M&T Bank Corp.	1,901	357,407

		723,450
Beverages – 0.6%

Monster Beverage Corp.(1)	21,535	1,131,880

		1,131,880
Biotechnology – 4.1%

Alnylam Pharmaceuticals, Inc.(1)	6,919	1,628,110

Arcellx, Inc.(1)	1,049	80,448

Arrowhead Pharmaceuticals, Inc.(1)	4,548	85,502

Beam Therapeutics, Inc.(1)	1,196	29,661

Biogen, Inc.(1)	2,467	377,254

BioNTech SE, ADR(1)	6,281	715,720

Blueprint Medicines Corp.(1)	653	56,955

Cytokinetics, Inc.(1)	3,682	173,201

Exact Sciences Corp.(1)	34,054	1,913,494

Galapagos NV, ADR(1)	7,495	206,112

Gamida Cell Ltd.(1)(2)(3)	59,800	1

Gilead Sciences, Inc.	15,048	1,389,984

Hookipa Pharma, Inc.(1)	2,270	4,563

Immunocore Holdings PLC, ADR(1)	3,803	112,188

Insmed, Inc.(1)	12,497	862,793

Janux Therapeutics, Inc.(1)	800	42,832

Krystal Biotech, Inc.(1)	839	131,438

Moderna, Inc.(1)	1,604	66,694

Vor BioPharma, Inc.(1)	6,333	7,030

XOMA Royalty Corp.(1)	4,809	126,380

		8,010,360
Broadline Retail – 6.4%

Amazon.com, Inc.(1)	47,179	10,350,601

MercadoLibre, Inc.(1)	974	1,656,228

PDD Holdings, Inc., ADR(1)	4,900	475,251

Savers Value Village, Inc.(1)	20,764	212,831

		12,694,911
Building Products – 0.0%

Simpson Manufacturing Co., Inc.	487	80,759

		80,759
Capital Markets – 1.1%

Intercontinental Exchange, Inc.	11,572	1,724,344

Morgan Stanley	3,738	469,941

		2,194,285
Communications Equipment – 0.3%

Ciena Corp.(1)	8,000	678,480

		678,480

December 31, 2024	Shares	Value
Construction Materials – 0.4%

Eagle Materials, Inc.	332	$81,924

Martin Marietta Materials, Inc.	1,487	768,036

		849,960
Consumer Finance – 0.8%

Capital One Financial Corp.	9,174	1,635,908

		1,635,908
Containers & Packaging – 0.6%

International Paper Co.	22,543	1,213,264

		1,213,264
Diversified Consumer Services – 0.2%

Duolingo, Inc.(1)	931	301,858

		301,858
Electrical Equipment – 1.0%

GE Vernova, Inc.	5,852	1,924,898

		1,924,898
Electronic Equipment, Instruments & Components – 1.1%

Flex Ltd.(1)	34,656	1,330,444

Jabil, Inc.	5,918	851,600

		2,182,044
Entertainment – 1.2%

Live Nation Entertainment, Inc.(1)	7,077	916,471

ROBLOX Corp., Class A(1)	23,431	1,355,718

		2,272,189
Financial Services – 4.5%

Mastercard, Inc., Class A	6,973	3,671,773

Rocket Cos., Inc., Class A(1)	26,743	301,126

Shift4 Payments, Inc., Class A(1)	3,100	321,718

Toast, Inc., Class A(1)	37,508	1,367,166

Visa, Inc., Class A	10,322	3,262,165

		8,923,948
Ground Transportation – 1.4%

Uber Technologies, Inc.(1)	46,572	2,809,223

		2,809,223
Health Care Equipment & Supplies – 4.6%

Align Technology, Inc.(1)	4,911	1,023,992

Boston Scientific Corp.(1)	60,040	5,362,773

Ceribell, Inc.(1)	2,100	54,348

Glaukos Corp.(1)	4,039	605,608

Hologic, Inc.(1)	21,002	1,514,034

Penumbra, Inc.(1)	2,300	546,204

Pulmonx Corp.(1)	3,191	21,667

RxSight, Inc.(1)	716	24,616

		9,153,242
Health Care Providers & Services – 2.0%

HealthEquity, Inc.(1)	19,359	1,857,496

Humana, Inc.	4,225	1,071,925

UnitedHealth Group, Inc.	2,062	1,043,083

		3,972,504

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2024	Shares	Value
Hotels, Restaurants & Leisure – 2.9%

Airbnb, Inc., Class A(1)	17,484	$2,297,572

Kura Sushi USA, Inc., Class A(1)	3,785	342,845

Meituan, Class B (China)(1)	34,100	661,601

Starbucks Corp.	7,800	711,750

Trip.com Group Ltd., ADR(1)	23,962	1,645,231

		5,658,999
Household Durables – 0.3%

TopBuild Corp.(1)	1,757	547,025

		547,025
Insurance – 0.9%

Arthur J Gallagher & Co.	6,055	1,718,712

Baldwin Insurance Group, Inc., Class A(1)	1,465	56,783

		1,775,495
Interactive Media & Services – 7.8%

Alphabet, Inc., Class A	56,601	10,714,569

Meta Platforms, Inc., Class A	6,429	3,764,244

Tencent Holdings Ltd. (Cayman Islands)	18,400	983,320

		15,462,133
Life Sciences Tools & Services – 1.7%

10X Genomics, Inc., Class A(1)	13,900	199,604

Bio-Techne Corp.	4,403	317,148

Bruker Corp.	18,340	1,075,091

Chemometec AS (Denmark)	2,677	181,781

Codexis, Inc.(1)	30,200	144,054

Danaher Corp.	5,580	1,280,889

MaxCyte, Inc.(1)	18,943	78,803

		3,277,370
Machinery – 1.6%

Deere & Co.	3,174	1,344,824

Ingersoll Rand, Inc.	10,531	952,634

Westinghouse Air Brake Technologies Corp.	5,000	947,950

		3,245,408
Metals & Mining – 0.4%

Carpenter Technology Corp.	4,785	812,062

		812,062
Oil, Gas & Consumable Fuels – 1.6%

Canadian Natural Resources Ltd.	8,903	274,836

Cheniere Energy, Inc.	8,962	1,925,665

Range Resources Corp.	25,580	920,368

		3,120,869
Personal Care Products – 1.1%

Estee Lauder Cos., Inc., Class A	28,610	2,145,178

		2,145,178
Pharmaceuticals – 4.2%

Aclaris Therapeutics, Inc.(1)	4,400	10,912

Chugai Pharmaceutical Co. Ltd. (Japan)	12,703	558,874

Eli Lilly & Co.	5,786	4,466,792

Royalty Pharma PLC, Class A	26,600	678,566

Teva Pharmaceutical Industries Ltd., ADR(1)	62,410	1,375,517

December 31, 2024	Shares	Value
Pharmaceuticals (continued)

UCB SA (Belgium)	6,051	$1,200,851

Zevra Therapeutics, Inc.(1)	11,132	92,841

		8,384,353
Professional Services – 2.5%

Equifax, Inc.	11,980	3,053,103

KBR, Inc.	13,554	785,183

RELX PLC, ADR	10,914	495,714

UL Solutions, Inc., Class A	11,400	568,632

		4,902,632
Real Estate Management & Development – 0.6%

Zillow Group, Inc., Class A(1)	2,951	209,078

Zillow Group, Inc., Class C(1)	13,337	987,605

		1,196,683
Semiconductors & Semiconductor Equipment – 19.7%

Astera Labs, Inc.(1)	260	34,437

BE Semiconductor Industries NV (Netherlands)	13,675	1,849,446

NVIDIA Corp.	185,291	24,882,728

SiTime Corp.(1)	10,484	2,249,133

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,627	9,998,326

		39,014,070
Software – 8.1%

Appfolio, Inc., Class A(1)	400	98,688

DocuSign, Inc.(1)	6,625	595,852

HubSpot, Inc.(1)	3,075	2,142,568

Manhattan Associates, Inc.(1)	4,604	1,244,185

Microsoft Corp.	23,184	9,772,056

Nutanix, Inc., Class A(1)	6,444	394,244

ServiceNow, Inc.(1)	1,302	1,380,276

Zeta Global Holdings Corp., Class A(1)	17,718	318,747

		15,946,616
Specialty Retail – 1.4%

Floor & Decor Holdings, Inc., Class A(1)	4,246	423,326

Lowe’s Cos., Inc.	9,826	2,425,057

		2,848,383
Technology Hardware, Storage & Peripherals – 11.5%

Apple, Inc.	90,967	22,779,956

		22,779,956
Trading Companies & Distributors – 0.7%

Ferguson Enterprises, Inc. (United Kingdom)	7,519	1,304,505

		1,304,505

Total Common Stocks (Cost $142,383,278)		196,612,412

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $1,294,657, due 1/2/2025(4)	$1,294,560	$1,294,560

Total Repurchase Agreements (Cost $1,294,560)		1,294,560

Total Investments – 100.1% (Cost $143,677,838)		197,906,972

Liabilities in excess of other assets – (0.1)%		(233,769)

Total Net Assets – 100.0%		$197,673,203

(1)	Non–income–producing security.
(2)	Fair valued security. See Note 2a in Notes to Financial Statements.
(3)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Gamida Cell Ltd.	59,800	$90,298	$1	7/18/2023	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$1,176,100	$1,320,452

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$188,733,492	$7,878,919	*	$1	$196,612,412
Repurchase Agreements	—	1,294,560		—	1,294,560
Total	$188,733,492	$9,173,479		$1	$197,906,972

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$197,906,972

Receivable for investments sold	69,392

Dividends/interest receivable	58,924

Foreign tax reclaims receivable	7,329

Prepaid expenses	8,227

Total Assets	198,050,844

Liabilities

Payable for fund shares redeemed	111,907

Investment advisory fees payable	103,030

Distribution fees payable	43,331

Payable for investments purchased	31,246

Accrued custodian and accounting fees	28,202

Accrued audit fees	8,572

Accrued trustees’ and officers’ fees	1,457

Foreign currency overdraft	213

Accrued expenses and other liabilities	49,683

Total Liabilities	377,641

Total Net Assets	$197,673,203

Net Assets Consist of:

Paid-in capital	$(81,934,761)

Distributable earnings	279,607,964

Total Net Assets	$197,673,203

Investments, at Cost	$143,677,838

Foreign Currency Overdraft, at Cost	$213

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,958,986

Net Asset Value Per Share	$33.17

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$1,131,162

Interest	12,675

Withholding taxes on foreign dividends	(44,417)

Total Investment Income	1,099,420

Expenses

Investment advisory fees	1,348,839

Distribution fees	569,666

Custodian and accounting fees	91,332

Professional fees	81,188

Trustees’ and officers’ fees	72,332

Administrative fees	52,760

Shareholder reports	19,118

Transfer agent fees	14,856

Other expenses	13,883

Total Expenses	2,263,974

Net Investment Income/(Loss)	(1,164,554)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	85,851,691

Net realized gain/(loss) from foreign currency transactions	(671)

Net change in unrealized appreciation/(depreciation) on investments	(22,579,526)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(99)

Net Gain on Investments and Foreign Currency Transactions	63,271,395

Net Increase in Net Assets Resulting From Operations	$62,106,841

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(1,164,554)	$(809,720)

Net realized gain/(loss) from investments and foreign currency transactions	85,851,020	48,476,880

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,579,625)	47,904,081

Net Increase in Net Assets Resulting from Operations	62,106,841	95,571,241

Capital Share Transactions

Proceeds from sales of shares	1,014,798	902,641

Cost of shares redeemed	(112,366,805)	(103,158,755)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(111,352,007)	(102,256,114)

Net Decrease in Net Assets	(49,245,166)	(6,684,873)

Net Assets

Beginning of year	246,918,369	253,603,242

End of year	$197,673,203	$246,918,369

Other Information:

Shares

Sold	33,952	43,185

Redeemed	(3,757,221)	(4,737,816)

Net Decrease	(3,723,269)	(4,694,631)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$25.50	$(0.16)	$7.83	$7.67	$33.17	30.08%

Year Ended 12/31/23	17.64	(0.07)	7.93	7.86	25.50	44.56%

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$197,673	0.99%	0.99%	(0.51)%	(0.51)%	56%

246,918	0.96%	0.96%	(0.31)%	(0.31)%	98%

253,603	0.93%	0.93%	(0.25)%	(0.25)%	31%

348,302	0.91%	0.91%	(0.34)%	(0.34)%	21%

339,890	1.00%	1.00%	(0.18)%	(0.18)%	20%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $569,666 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $127,710,018 and $241,482,902, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund held one illiquid security.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Fundamental Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Fundamental Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 99.3%

Aerospace & Defense – 2.4%

L3Harris Technologies, Inc.	12,836	$2,699,154

		2,699,154
Automobile Components – 1.1%

Aptiv PLC(1)	20,315	1,228,651

		1,228,651
Banks – 3.1%

Fifth Third Bancorp	52,220	2,207,861

Regions Financial Corp.	56,436	1,327,375

		3,535,236
Beverages – 2.8%

Keurig Dr Pepper, Inc.	100,018	3,212,578

		3,212,578
Building Products – 2.1%

Carlisle Cos., Inc.	6,433	2,372,748

		2,372,748
Capital Markets – 3.0%

Jefferies Financial Group, Inc.	42,833	3,358,107

		3,358,107
Chemicals – 2.2%

Ashland, Inc.	8,408	600,836

Huntsman Corp.	47,090	849,033

RPM International, Inc.	8,320	1,023,859

		2,473,728
Commercial Services & Supplies – 2.8%

Republic Services, Inc.	15,787	3,176,029

		3,176,029
Construction & Engineering – 1.0%

API Group Corp.(1)	33,293	1,197,549

		1,197,549
Construction Materials – 2.6%

Vulcan Materials Co.	11,585	2,980,009

		2,980,009
Containers & Packaging – 3.6%

AptarGroup, Inc.	6,381	1,002,455

Graphic Packaging Holding Co.	111,135	3,018,427

		4,020,882
Electric Utilities – 4.6%

American Electric Power Co., Inc.	29,089	2,682,879

FirstEnergy Corp.	61,931	2,463,615

		5,146,494
Energy Equipment & Services – 1.2%

Baker Hughes Co.	33,403	1,370,191

		1,370,191
Financial Services – 1.9%

Euronet Worldwide, Inc.(1)	20,458	2,103,901

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		2,103,901

December 31, 2024	Shares	Value
Ground Transportation – 2.5%

Canadian Pacific Kansas City Ltd.	16,834	$1,218,277

Knight-Swift Transportation Holdings, Inc.	29,630	1,571,575

		2,789,852
Health Care Equipment & Supplies – 3.0%

Alcon AG	17,608	1,494,743

Zimmer Biomet Holdings, Inc.	17,654	1,864,792

		3,359,535
Health Care Providers & Services – 3.3%

Humana, Inc.	4,165	1,056,702

Labcorp Holdings, Inc.	11,466	2,629,383

		3,686,085
Hotels, Restaurants & Leisure – 1.1%

Yum China Holdings, Inc.	24,881	1,198,518

		1,198,518
Household Products – 4.0%

Church & Dwight Co., Inc.	20,252	2,120,587

Reynolds Consumer Products, Inc.	88,894	2,399,249

		4,519,836
Insurance – 10.4%

Allstate Corp.	16,589	3,198,193

Arch Capital Group Ltd.	35,683	3,295,325

Axis Capital Holdings Ltd.	6,418	568,763

Brown & Brown, Inc.	27,308	2,785,962

Loews Corp.	22,044	1,866,907

		11,715,150
IT Services – 1.6%

Amdocs Ltd.	21,094	1,795,943

		1,795,943
Life Sciences Tools & Services – 3.5%

Charles River Laboratories International, Inc.(1)	12,686	2,341,836

ICON PLC(1)	4,350	912,238

Qiagen NV(1)	16,303	725,973

		3,980,047
Machinery – 2.1%

Donaldson Co., Inc.	6,790	457,306

Gates Industrial Corp. PLC(1)	81,447	1,675,365

Toro Co.	3,479	278,668

		2,411,339
Metals & Mining – 1.2%

Freeport-McMoRan, Inc.	35,188	1,339,959

		1,339,959
Mortgage REITs – 2.0%

Annaly Capital Management, Inc.	121,511	2,223,651

		2,223,651
Office REITs – 2.1%

BXP, Inc.	31,361	2,332,004

		2,332,004

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2024	Shares	Value
Oil, Gas & Consumable Fuels – 4.3%

EOG Resources, Inc.	13,181	$1,615,727

EQT Corp.	29,423	1,356,695

Targa Resources Corp.	4,379	781,651

Valero Energy Corp.	8,558	1,049,125

		4,803,198
Professional Services – 3.8%

Amentum Holdings, Inc.(1)	17,898	376,395

Dun & Bradstreet Holdings, Inc.	122,387	1,524,942

Jacobs Solutions, Inc.	17,504	2,338,884

		4,240,221
Real Estate Management & Development – 3.9%

CBRE Group, Inc., Class A(1)	33,275	4,368,675

		4,368,675
Semiconductors & Semiconductor Equipment – 3.4%

ON Semiconductor Corp.(1)	25,901	1,633,058

Teradyne, Inc.	17,369	2,187,104

		3,820,162
Software – 1.2%

Informatica, Inc., Class A(1)	52,510	1,361,584

		1,361,584
Specialized REITs – 4.3%

CubeSmart	32,443	1,390,183

Gaming & Leisure Properties, Inc.	37,394	1,800,895

Weyerhaeuser Co.	58,780	1,654,657

		4,845,735
Specialty Retail – 1.2%

Foot Locker, Inc.(1)	31,875	693,600

RH(1)	1,796	706,888

		1,400,488
Textiles, Apparel & Luxury Goods – 0.5%

PVH Corp.	5,365	567,349

		567,349
Trading Companies & Distributors – 3.9%

AerCap Holdings NV	37,651	3,603,201

WESCO International, Inc.	4,171	754,784

		4,357,985
Water Utilities – 1.6%

American Water Works Co., Inc.	15,030	1,871,085

		1,871,085

Total Common Stocks (Cost $80,182,450)		111,863,658
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0
Rights – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $767,738, due 1/2/2025(4)	$767,680	$767,680

Total Repurchase Agreements (Cost $767,680)		767,680

Total Investments – 100.0% (Cost $80,950,130)		112,631,338

Liabilities in excess of other assets – (0.0)%		(34,306)

Total Net Assets – 100.0%		$112,597,032

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$697,500	$783,185

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$111,863,658	$0	$—	$111,863,658
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	767,680	—	767,680
Total	$111,863,658	$767,680	$—	$112,631,338

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$112,631,338

Dividends/interest receivable	194,843

Reimbursement receivable from adviser	6,590

Foreign tax reclaims receivable	5,778

Prepaid expenses	4,214

Total Assets	112,842,763

Liabilities

Investment advisory fees payable	71,027

Payable for fund shares redeemed	70,869

Distribution fees payable	24,922

Payable for investments purchased	22,490

Accrued administrative fees	13,626

Accrued custodian and accounting fees	12,533

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	708

Accrued expenses and other liabilities	21,278

Total Liabilities	245,731

Total Net Assets	$112,597,032

Net Assets Consist of:

Paid-in capital	$(27,984,229)

Distributable earnings	140,581,261

Total Net Assets	$112,597,032

Investments, at Cost	$80,950,130

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,264,677

Net Asset Value Per Share	$21.39

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$2,799,356

Interest	27,118

Withholding taxes on foreign dividends	(1,140)

Total Investment Income	2,825,334

Expenses

Investment advisory fees	962,443

Distribution fees	340,464

Professional fees	59,775

Trustees’ and officers’ fees	43,172

Administrative fees	39,691

Custodian and accounting fees	39,345

Transfer agent fees	14,185

Shareholder reports	11,525

Other expenses	9,340

Total Expenses	1,519,940

Less: Fees waived	(49,136)

Total Expenses, Net	1,470,804

Net Investment Income/(Loss)	1,354,530

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	22,025,685

Net change in unrealized appreciation/(depreciation) on investments	(7,118,780)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	8

Net Gain on Investments and Foreign Currency Transactions	14,906,913

Net Increase in Net Assets Resulting From Operations	$16,261,443

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$1,354,530	$1,576,739

Net realized gain/(loss) from investments	22,025,685	10,762,512

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,118,772)	1,872,796

Net Increase in Net Assets Resulting from Operations	16,261,443	14,212,047

Capital Share Transactions

Proceeds from sales of shares	2,702,047	11,958,943

Cost of shares redeemed	(60,172,262)	(46,224,201)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(57,470,215)	(34,265,258)

Net Decrease in Net Assets	(41,208,772)	(20,053,211)

Net Assets

Beginning of year	153,805,804	173,859,015

End of year	$112,597,032	$153,805,804

Other Information:

Shares

Sold	134,943	680,437

Redeemed	(2,898,166)	(2,553,606)

Net Decrease	(2,763,223)	(1,873,169)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$19.16	$0.21	$2.02	$2.23	$21.39	11.64%

Year Ended 12/31/23	17.56	0.17	1.43	1.60	19.16	9.11%

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$112,597	1.08%	1.12%	0.99%	0.95%	14%

153,806	1.08%	1.08%	0.97%	0.97%	23%

173,859	1.05%	1.05%	0.83%	0.83%	24%

237,063	1.05%	1.05%	0.32%	0.32%	31%

244,930	1.06%	1.11%	0.70%	0.65%	56%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $49,136.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $340,464 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $18,836,166 and $75,574,945, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Mid Cap Relative Value VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Mid Cap Relative Value VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian

Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 98.9%

Aerospace & Defense – 1.0%

L3Harris Technologies, Inc.	1,809	$380,397

Standardaero, Inc.(1)	5,658	140,092

		520,489
Biotechnology – 3.1%

Argenx SE, ADR(1)	727	447,105

Ascendis Pharma AS, ADR(1)	2,285	314,576

REVOLUTION Medicines, Inc.(1)	4,220	184,583

Sarepta Therapeutics, Inc.(1)	2,237	271,997

Vaxcyte, Inc.(1)	4,142	339,064

		1,557,325
Capital Markets – 3.5%

Cboe Global Markets, Inc.	1,433	280,008

Charles Schwab Corp.	5,645	417,787

LPL Financial Holdings, Inc.	3,341	1,090,870

		1,788,665
Chemicals – 1.2%

Corteva, Inc.	11,117	633,224

		633,224
Commercial Services & Supplies – 4.9%

Cimpress PLC(1)	6,399	458,936

Clean Harbors, Inc.(1)	2,061	474,319

RB Global, Inc.	6,939	625,967

Rentokil Initial PLC (United Kingdom)	29,864	148,356

Rentokil Initial PLC, ADR	14,846	375,901

Veralto Corp.	4,049	412,391

		2,495,870
Construction & Engineering – 1.0%

API Group Corp.(1)	14,702	528,831

		528,831
Consumer Staples Distribution & Retail – 0.5%

Dollar Tree, Inc.(1)	3,172	237,710

		237,710
Electric Utilities – 2.0%

Alliant Energy Corp.	17,103	1,011,471

		1,011,471
Electrical Equipment – 1.3%

Sensata Technologies Holding PLC	24,152	661,765

		661,765
Electronic Equipment, Instruments & Components – 6.5%

CDW Corp.	2,789	485,398

Flex Ltd.(1)	36,858	1,414,979

TE Connectivity PLC	1,982	283,366

Teledyne Technologies, Inc.(1)	2,437	1,131,085

		3,314,828
Entertainment – 2.6%

Liberty Media Corp.-Liberty Formula One, Class A(1)	1,629	136,901

Liberty Media Corp.-Liberty Formula One, Class C(1)	12,589	1,166,497

		1,303,398

December 31, 2024	Shares	Value
Financial Services – 3.4%

Global Payments, Inc.	4,225	$473,453

WEX, Inc.(1)	7,090	1,243,019

		1,716,472
Ground Transportation – 3.2%

JB Hunt Transport Services, Inc.	6,080	1,037,613

TFI International, Inc.	4,317	583,183

		1,620,796
Health Care Equipment & Supplies – 7.5%

Boston Scientific Corp.(1)	17,769	1,587,127

Cooper Cos., Inc.(1)	3,990	366,800

ICU Medical, Inc.(1)	3,059	474,665

Lantheus Holdings, Inc.(1)	1,869	167,201

Teleflex, Inc.	6,911	1,230,020

		3,825,813
Hotels, Restaurants & Leisure – 3.0%

Aramark	20,704	772,466

DoorDash, Inc., Class A(1)	3,196	536,129

Entain PLC (United Kingdom)	28,017	239,954

		1,548,549
Industrial REITs – 0.5%

Lineage, Inc.	4,324	253,257

		253,257
Insurance – 6.4%

Intact Financial Corp. (Canada)	7,811	1,422,222

Ryan Specialty Holdings, Inc.	4,241	272,102

W.R. Berkley Corp.	18,830	1,101,932

Willis Towers Watson PLC	1,496	468,607

		3,264,863
Interactive Media & Services – 0.4%

Ziff Davis, Inc.(1)	3,688	200,406

		200,406
IT Services – 6.2%

Amdocs Ltd.	11,465	976,130

GoDaddy, Inc., Class A(1)	10,916	2,154,491

		3,130,621
Life Sciences Tools & Services – 5.4%

Avantor, Inc.(1)	29,883	629,635

Illumina, Inc.(1)	2,735	365,478

Revvity, Inc.	10,098	1,127,038

Waters Corp.(1)	1,655	613,972

		2,736,123
Machinery – 3.3%

Fortive Corp.	12,705	952,875

Ingersoll Rand, Inc.	6,251	565,465

Westinghouse Air Brake Technologies Corp.	711	134,799

		1,653,139
Multi-Utilities – 2.6%

Ameren Corp.	8,140	725,600

DTE Energy Co.	4,786	577,909

		1,303,509

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2024	Shares	Value
Passenger Airlines – 1.2%

Ryanair Holdings PLC, ADR	13,655	$595,221

		595,221
Professional Services – 7.6%

Broadridge Financial Solutions, Inc.	4,163	941,213

Dayforce, Inc.(1)	8,713	632,912

SS&C Technologies Holdings, Inc.	22,953	1,739,378

TransUnion	4,821	446,955

UL Solutions, Inc., Class A	2,434	121,408

		3,881,866
Semiconductors & Semiconductor Equipment – 5.2%

KLA Corp.	742	467,549

Lam Research Corp.	2,752	198,777

NXP Semiconductors NV	4,473	929,713

ON Semiconductor Corp.(1)	16,551	1,043,541

		2,639,580
Software – 8.2%

AppLovin Corp., Class A(1)	3,878	1,255,813

Constellation Software, Inc. (Canada)	780	2,411,931

Dynatrace, Inc.(1)	5,598	304,251

Topicus.com, Inc. (Canada)	2,413	204,025

		4,176,020
Specialized REITs – 1.1%

Lamar Advertising Co., Class A	4,403	536,021

		536,021
Specialty Retail – 2.6%

Burlington Stores, Inc.(1)	1,426	406,495

CarMax, Inc.(1)	8,551	699,130

Wayfair, Inc., Class A(1)	4,831	214,110

		1,319,735
Textiles, Apparel & Luxury Goods – 1.7%

Gildan Activewear, Inc.	18,300	861,015

		861,015

December 31, 2024	Shares	Value
Trading Companies & Distributors – 1.8%

Ferguson Enterprises, Inc.	5,371	$932,244

		932,244

Total Common Stocks (Cost $33,311,694)		50,248,826

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $655,689, due 1/2/2025(2)	$655,639	655,639

Total Repurchase Agreements (Cost $655,639)		655,639

Total Investments – 100.2% (Cost $33,967,333)		50,904,465

Liabilities in excess of other assets – (0.2)%		(103,245)

Total Net Assets – 100.0%		$50,801,220

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$595,700	$668,877

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$49,860,516	$388,310	*	$—	$50,248,826
Repurchase Agreements	—	655,639		—	655,639
Total	$49,860,516	$1,043,949		$—	$50,904,465

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$50,904,465

Foreign currency, at value	5,756

Dividends/interest receivable	30,125

Reimbursement receivable from adviser	17,051

Prepaid expenses	1,941

Total Assets	50,959,338

Liabilities

Payable for fund shares redeemed	61,390

Investment advisory fees payable	36,310

Accrued custodian and accounting fees	14,373

Distribution fees payable	11,347

Accrued administrative fees	10,279

Accrued audit fees	8,913

Accrued trustees’ and officers’ fees	415

Accrued expenses and other liabilities	15,091

Total Liabilities	158,118

Total Net Assets	$50,801,220

Net Assets Consist of:

Paid-in capital	$(29,898,726)

Distributable earnings	80,699,946

Total Net Assets	$50,801,220

Investments, at Cost	$33,967,333

Foreign Currency, at Cost	$5,765

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	1,969,079

Net Asset Value Per Share	$25.80

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$572,115

Interest	7,952

Withholding taxes on foreign dividends	(15,740)

Total Investment Income	564,327

Expenses

Investment advisory fees	511,991

Distribution fees	159,997

Custodian and accounting fees	51,839

Professional fees	48,514

Administrative fees	29,438

Trustees’ and officers’ fees	20,680

Transfer agent fees	11,864

Shareholder reports	10,541

Other expenses	4,725

Total Expenses	849,589

Less: Fees waived	(152,002)

Total Expenses, Net	697,587

Net Investment Income/(Loss)	(133,260)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	12,642,637

Net realized gain/(loss) from foreign currency transactions	(145)

Net change in unrealized appreciation/(depreciation) on investments	(3,502,045)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	183

Net Gain on Investments and Foreign Currency Transactions	9,140,630

Net Increase in Net Assets Resulting From Operations	$9,007,370

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$(133,260)	$(91,156)

Net realized gain/(loss) from investments and foreign currency transactions	12,642,492	5,905,684

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,501,862)	7,980,691

Net Increase in Net Assets Resulting from Operations	9,007,370	13,795,219

Capital Share Transactions

Proceeds from sales of shares	496,474	8,918,254

Cost of shares redeemed	(36,673,307)	(33,162,416)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,176,833)	(24,244,162)

Net Decrease in Net Assets	(27,169,463)	(10,448,943)

Net Assets

Beginning of year	77,970,683	88,419,626

End of year	$50,801,220	$77,970,683

Other Information:

Shares

Sold	21,120	444,103

Redeemed	(1,504,920)	(1,572,013)

Net Decrease	(1,483,800)	(1,127,910)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$22.58	$(0.05)		$3.27	$3.22	$25.80	14.26%

Year Ended 12/31/23	19.30	(0.02)	(4)	3.30	3.28	22.58	16.99%

Year Ended 12/31/22	23.32	(0.06)		(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)		3.46	3.41	23.32	17.13%

Year Ended 12/31/20	16.71	(0.04)		3.24	3.20	19.91	19.15%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$50,801	1.09%	1.33%	(0.21)%		(0.45)%		13%

77,971	1.09%	1.24%	(0.11)%	(4)	(0.26)%	(4)	19%

88,420	1.10%	1.21%	(0.29)%		(0.40)%		16%

123,102	1.10%	1.17%	(0.24)%		(0.31)%		10%

130,558	1.10%	1.23%	(0.25)%		(0.38)%		19%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.04), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.17)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $152,002.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $159,997 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $8,323,037 and $45,187,603, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement)

that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Mid Cap Traditional Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Mid Cap Traditional Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities – 18.3%

Federal Home Loan Mortgage Corp. 2.50% due 9/1/2052	$3,378,701	$2,756,977
3.50% due 6/1/2052	2,746,801	2,432,845
4.00% due 10/1/2037	349,256	336,118
4.00% due 6/1/2052	2,970,702	2,719,942
4.50% due 9/1/2052	437,872	412,511
5.00% due 12/1/2052	958,688	928,312
5.50% due 9/1/2053	1,984,758	1,971,212
6.00% due 10/1/2053	1,953,981	1,964,829

Federal National Mortgage Association 2.50% due 5/1/2052	1,124,894	917,899
3.00% due 7/1/2051	1,662,425	1,412,597
3.00% due 3/1/2052	3,663,504	3,111,671
3.00% due 5/1/2052	1,983,601	1,686,887
3.50% due 6/1/2052	4,467,568	3,956,930
3.50% due 10/1/2052	1,790,517	1,585,446
3.50% due 11/1/2052	1,711,025	1,514,794
4.00% due 10/1/2052	2,277,598	2,083,930
4.00% due 12/1/2052	1,175,586	1,075,442
4.50% due 10/1/2053	2,230,698	2,098,801
5.00% due 2/1/2053	329,724	319,073
6.00% due 9/1/2053	297,473	299,241

Total Agency Mortgage-Backed Securities (Cost $34,581,169)		33,585,457
Asset-Backed Securities – 29.3%

AIMCO CLO Series 2017-AA, Class DR 8.029% (3 mo. USD Term SOFR + 3.41%) due 4/20/2034(1)(2)	1,800,000	1,793,880

Ares XXXIV CLO Ltd. Series 2015-2A, Class BR2 6.509% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	300,000	299,970

Ballyrock CLO 21 Ltd. Series 2022-21A, Class BR 6.567% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(2)	1,000,000	999,389

Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class CR2 6.57% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(2)	1,000,000	998,650

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 6.462% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	998,725

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 6.629% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	600,000	599,460

Bridge Street CLO III Ltd. Series 2022-1A, Class CR 6.917% (3 mo. USD Term SOFR + 2.30%) due 10/20/2037(1)(2)	1,000,000	999,380

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.138% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	$1,400,000	$1,400,384

CIFC Funding Ltd.
Series 2013-4A, Class BRR 6.479% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,200,000	1,198,920
Series 2018-2A, Class CR 6.651% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	1,008,133

CNH Equipment Trust Series 2022-B, Class A4 3.91% due 3/15/2028	1,370,000	1,352,483

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.25% due 2/25/2049(1)	550,000	547,870

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	900,000	857,804

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	921,500	830,871

Dryden 80 CLO Ltd. Series 2019-80A, Class AR 5.898% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,700,000

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 6.553% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,300,000	1,298,864

Elmwood CLO IX Ltd. Series 2021-2A, Class C 6.779% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	1,000,000	997,500

Empower CLO Ltd. Series 2022-1A, Class CR 6.567% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(2)	1,000,000	999,393

Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.42% due 10/22/2029(1)	410,000	415,286

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	475,000	477,731

Generate CLO 8 Ltd. Series 8A, Class CR2 6.642% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	1,000,000

Greywolf CLO II Ltd. Series 2013-1A, Class C2RR 9.116% (3 mo. USD Term SOFR + 4.46%) due 4/15/2034(1)(2)	2,400,000	2,373,837

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	$1,000,000	$1,000,125

ICG U.S. CLO Ltd. Series 2018-2A, Class B 6.643% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,000,000	1,001,145
Series 2022-1A, Class A1 6.157% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,300,000	1,299,480

John Deere Owner Trust Series 2023-A, Class A4 5.01% due 12/17/2029	1,000,000	1,007,793

Madison Park Funding XX Ltd. Series 2016-20A, Class B1RR 6.585% (3 mo. USD Term SOFR + 1.75%) due 10/27/2037(1)(2)	1,250,000	1,250,129

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 6.429% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,150,000	1,148,850

Marble Point CLO XVIII Ltd. Series 2020-2A, Class A1R 6.128% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	1,500,000	1,502,400

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.083% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	899,820

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 6.332% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,400,000	1,403,640

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	1,009,391

Nissan Auto Lease Trust Series 2024-B, Class B 5.21% due 12/15/2028	800,000	804,949

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 8.068% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	400,000	398,560

OHA Credit Funding 2 Ltd.
Series 2019-2A, Class CR 7.079% (3 mo. USD Term SOFR + 2.46%) due 4/21/2034(1)(2)	1,800,000	1,796,040
Series 2019-2A, Class CR2 6.442% (3 mo. USD Term SOFR + 1.75%) due 1/21/2038(1)(2)	1,800,000	1,800,000

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 6.261% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	$1,000,000	$998,733

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	700,000	707,792

Park Blue CLO Ltd. Series 2022-1A, Class CR 6.717% (3 mo. USD Term SOFR + 2.10%) due 10/20/2037(1)(2)	1,000,000	1,005,532

RR 36 Ltd.
Series 2024-36RA, Class A1 6.108% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,300,000	1,299,480
Series 2024-36RA, Class A1R 5.982% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,200,000	1,200,000

Signal Peak CLO 8 Ltd. Series 2020-8A, Class CR 6.553% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	1,008,496

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.711% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,500,000	1,506,750

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.367% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,520,000	1,521,406

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1 6.059% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	1,200,000	1,201,800

Vantage Data Centers Issuer LLC Series 2024-1A, Class A2 5.10% due 9/15/2054(1)	800,000	782,631

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	1,350,000	1,366,861

Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	540,000	540,424
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	405,000	404,383

World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	600,000	599,552

Total Asset-Backed Securities (Cost $53,595,950)		53,614,692

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Corporate Bonds & Notes – 33.5%
Advertising – 0.5%

Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25% due 1/15/2029(1)	$1,000,000	$930,640

		930,640
Aerospace & Defense – 1.5%

Bombardier, Inc. 6.00% due 2/15/2028(1)	700,000	696,409

L3Harris Technologies, Inc. 5.35% due 6/1/2034	300,000	299,352

Lockheed Martin Corp. 3.90% due 6/15/2032	300,000	278,421

RTX Corp.
5.75% due 1/15/2029	700,000	722,463
6.10% due 3/15/2034	700,000	736,995

		2,733,640
Apparel – 0.5%

VF Corp. 2.80% due 4/23/2027	900,000	843,345

		843,345
Auto Manufacturers – 0.6%

General Motors Financial Co., Inc.
5.55% due 7/15/2029	500,000	505,210
5.60% due 6/18/2031	200,000	200,578

Toyota Motor Credit Corp. 4.60% due 10/10/2031	400,000	389,040

		1,094,828
Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc.
4.50% due 6/1/2050	300,000	263,754
4.95% due 1/15/2042	300,000	278,394

PepsiCo, Inc. 3.90% due 7/18/2032	600,000	560,484

		1,102,632
Biotechnology – 0.1%

Gilead Sciences, Inc. 5.55% due 10/15/2053	100,000	98,289

		98,289
Chemicals – 0.3%

Nutrien Ltd. 5.40% due 6/21/2034	500,000	496,720

		496,720
Commercial Banks – 6.5%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,100,000	925,716
2.299% (2.299% fixed rate until 7/21/2031; 1 day USD SOFR + 1.22% thereafter) due 7/21/2032(2)	800,000	667,096
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	600,000	584,172

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

HSBC Holdings PLC 5.286% (5.286% fixed rate until 11/19/2029; 1 day USD SOFR + 1.29% thereafter) due 11/19/2030(2)	$1,400,000	$1,389,920

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	1,100,000	1,070,520
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	1,400,000	1,395,170
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	300,000	300,936

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,100,000	1,108,624

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(2)	600,000	587,238
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	900,000	896,139
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(2)	800,000	845,752

U.S. Bancorp 5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	900,000	920,151

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	600,000	541,422
4.478% (4.478% fixed rate until 4/4/2030; 3 mo. USD Term SOFR + 4.03% thereafter) due 4/4/2031(2)	800,000	772,448

		12,005,304
Commercial Services – 0.9%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 3/1/2029(1)	1,000,000	935,300

United Rentals North America, Inc. 5.25% due 1/15/2030	750,000	728,460

		1,663,760

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Cosmetics & Personal Care – 0.7%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	$500,000	$452,270

Kenvue, Inc.
4.90% due 3/22/2033	600,000	589,608
5.05% due 3/22/2028	300,000	303,531

		1,345,409
Diversified Financial Services – 1.9%

Ally Financial, Inc. 5.543% (5.543% fixed rate until 1/17/2030; 1 day USD SOFR + 1.73% thereafter) due 1/17/2031(2)	500,000	494,375

American Express Co. 5.043% (5.043% fixed rate until 5/1/2033; 1 day USD SOFR + 1.84% thereafter) due 5/1/2034(2)	400,000	392,500

5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(2)	200,000	201,834

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	300,000	314,295

Discover Financial Services 7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(2)	200,000	228,434

Jefferies Financial Group, Inc. 5.875% due 7/21/2028	400,000	408,804

OneMain Finance Corp. 7.875% due 3/15/2030	1,000,000	1,043,310

Voya Financial, Inc. 5.00% due 9/20/2034	400,000	379,592

		3,463,144
Electric – 2.0%

Arizona Public Service Co. 5.70% due 8/15/2034	300,000	303,312

Constellation Energy Generation LLC 5.75% due 3/15/2054	300,000	292,125

DTE Energy Co. 5.85% due 6/1/2034	300,000	308,103

Edison International 5.25% due 3/15/2032	500,000	495,090

NextEra Energy Capital Holdings, Inc. 5.55% due 3/15/2054	100,000	95,945

Public Service Electric & Gas Co. 5.45% due 8/1/2053	100,000	97,309

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	700,000	698,740

December 31, 2024	Principal Amount	Value
Electric (continued)

Vistra Operations Co. LLC 5.70% due 12/30/2034(1)	$600,000	$592,476

Wisconsin Public Service Corp. 2.85% due 12/1/2051	100,000	61,729

Xcel Energy, Inc. 5.50% due 3/15/2034	700,000	696,234

		3,641,063
Electronics – 0.1%

Honeywell International, Inc. 5.25% due 3/1/2054	200,000	187,512

		187,512
Entertainment – 0.1%

Warnermedia Holdings, Inc. 4.279% due 3/15/2032	300,000	264,327

		264,327
Environmental Control – 0.5%

Waste Management, Inc. 4.15% due 4/15/2032	1,000,000	943,800

		943,800
Food – 0.7%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	199,298

Kroger Co. 5.50% due 9/15/2054	300,000	282,288

Performance Food Group, Inc. 5.50% due 10/15/2027(1)	800,000	792,984

		1,274,570
Gas – 0.2%

Southern Co. Gas Capital Corp. 5.75% due 9/15/2033	300,000	307,518

		307,518
Healthcare-Products – 0.2%

Abbott Laboratories 4.75% due 11/30/2036	300,000	289,353

		289,353
Healthcare-Services – 0.8%

Elevance Health, Inc.
4.75% due 2/15/2033	400,000	383,256
5.125% due 2/15/2053	100,000	88,514

HCA, Inc. 5.95% due 9/15/2054	300,000	285,138

UnitedHealth Group, Inc.
4.80% due 1/15/2030	300,000	298,359
5.15% due 7/15/2034	500,000	493,060

		1,548,327
Insurance – 0.5%

Aon North America, Inc. 5.45% due 3/1/2034	300,000	299,790

Assurant, Inc. 3.70% due 2/22/2030	200,000	186,198

Chubb INA Holdings LLC 5.00% due 3/15/2034	400,000	394,952

		880,940

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Investment Companies – 0.4%

Ares Capital Corp. 7.00% due 1/15/2027	$700,000	$725,256

		725,256
Leisure Time – 1.1%

Royal Caribbean Cruises Ltd. 5.50% due 4/1/2028(1)	1,000,000	992,930

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	1,000,000	973,910

		1,966,840
Machinery-Construction & Mining – 0.4%

Caterpillar Financial Services Corp. 4.70% due 11/15/2029	800,000	797,008

		797,008
Machinery-Diversified – 0.2%

John Deere Capital Corp. 5.10% due 4/11/2034	400,000	399,136

		399,136
Media – 1.1%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	600,000	611,694

Comcast Corp. 2.65% due 2/1/2030	700,000	626,962
3.75% due 4/1/2040	200,000	160,918
5.35% due 5/15/2053	100,000	92,383

Nexstar Media, Inc. 5.625% due 7/15/2027(1)	500,000	487,395

		1,979,352
Oil & Gas – 2.1%

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 6/30/2029(1)	1,000,000	973,500

Cenovus Energy, Inc. 2.65% due 1/15/2032	500,000	416,120

PBF Holding Co. LLC/PBF Finance Corp. 6.00% due 2/15/2028	1,000,000	959,230

Permian Resources Operating LLC 5.875% due 7/1/2029(1)	800,000	785,152

Shell Finance U.S., Inc. 4.125% due 5/11/2035	700,000	641,508

Shell International Finance BV 3.00% due 11/26/2051	100,000	63,284

		3,838,794
Packaging & Containers – 0.1%

Packaging Corp. of America 5.70% due 12/1/2033	200,000	204,216

		204,216
Pharmaceuticals – 1.7%

AbbVie, Inc. 5.05% due 3/15/2034	400,000	395,268
5.40% due 3/15/2054	400,000	385,520

December 31, 2024	Principal Amount	Value

Pharmaceuticals (continued)

Astrazeneca Finance LLC 5.00% due 2/26/2034	$300,000	$296,388

AstraZeneca PLC 6.45% due 9/15/2037	400,000	437,696

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	188,064

Cencora, Inc. 5.15% due 2/15/2035	600,000	586,464

Eli Lilly & Co. 4.70% due 2/9/2034	400,000	387,676
5.00% due 2/9/2054	400,000	367,800

		3,044,876
Pipelines – 1.0%

Enterprise Products Operating LLC 4.95% due 2/15/2035	400,000	387,028
4.95% due 10/15/2054	200,000	175,386

Kinder Morgan, Inc. 5.40% due 2/1/2034	100,000	98,600
5.95% due 8/1/2054	100,000	97,570

MPLX LP 5.50% due 6/1/2034	100,000	98,607

ONEOK, Inc. 5.05% due 11/1/2034	300,000	287,109

Targa Resources Corp. 5.50% due 2/15/2035	400,000	393,712

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	289,452

		1,827,464
Real Estate Investment Trusts – 0.8%

American Homes 4 Rent LP 5.50% due 7/15/2034	100,000	99,130

AvalonBay Communities, Inc. 5.35% due 6/1/2034	200,000	200,634

Brixmor Operating Partnership LP 4.125% due 5/15/2029	500,000	479,580

SBA Communications Corp. 3.125% due 2/1/2029	800,000	722,664

		1,502,008
Retail – 0.4%

Home Depot, Inc. 4.95% due 6/25/2034	200,000	197,020
5.30% due 6/25/2054	200,000	191,600

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	400,000	387,644

		776,264
Semiconductors – 0.2%

Broadcom, Inc. 3.75% due 2/15/2051(1)	400,000	297,300

		297,300
Software – 2.2%

AppLovin Corp. 5.50% due 12/1/2034	800,000	793,184

Cloud Software Group, Inc. 6.50% due 3/31/2029(1)	1,000,000	981,340

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Software (continued)

Fiserv, Inc. 4.40% due 7/1/2049	$200,000	$163,364
5.625% due 8/21/2033	500,000	508,955

Oracle Corp. 5.55% due 2/6/2053	300,000	283,944
6.25% due 11/9/2032	1,300,000	1,376,297

		4,107,084
Telecommunications – 2.0%

AT&T, Inc. 3.55% due 9/15/2055	700,000	472,199
4.35% due 3/1/2029	400,000	391,012

Cisco Systems, Inc. 5.30% due 2/26/2054	200,000	193,874

Frontier Communications Holdings LLC 5.875% due 10/15/2027(1)	1,000,000	996,420

Intelsat Jackson Holdings SA 6.50% due 3/15/2030(1)	1,000,000	924,390

Rogers Communications, Inc. 5.30% due 2/15/2034	300,000	292,473

T-Mobile USA, Inc. 2.70% due 3/15/2032	250,000	211,350
3.00% due 2/15/2041	300,000	213,585

		3,695,303
Transportation – 0.5%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	300,000	294,345

Norfolk Southern Corp. 5.55% due 3/15/2034	200,000	203,828

United Parcel Service, Inc. 3.40% due 3/15/2029	300,000	284,991
5.15% due 5/22/2034	200,000	199,474

		982,638
Trucking & Leasing – 0.1%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	200,000	198,554

		198,554

Total Corporate Bonds & Notes (Cost $62,121,177)		61,457,214
Non-Agency Mortgage-Backed Securities – 14.8%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	1,100,000	1,085,917

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218% due 4/14/2033(1)	550,000	545,630

BANK
Series 2017-BNK5, Class AS 3.624% due 6/15/2060	1,500,000	1,436,890
Series 2019-BN24, Class AS 3.283% due 11/15/2062(2)(3)	1,412,000	1,275,765
Series 2022-BNK43, Class B 5.152% due 8/15/2055(2)(3)	500,000	465,054

BBCMS Mortgage Trust
Series 2024-5C29, Class AS 5.627% due 9/15/2057	600,000	602,947
Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	500,000	497,155

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Bear Stearns ARM Trust Series 2004-10, Class 1M1 5.817% due 1/25/2035(2)(3)	$701,608	$669,852

Benchmark Mortgage Trust
Series 2019-B12, Class AS 3.419% due 8/15/2052	2,000,000	1,820,875
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	735,000	760,780
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	300,000	302,727
Series 2024-V9, Class AS 6.064% due 8/15/2057(2)(3)	800,000	819,166

BMO Mortgage Trust
Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	815,000	865,630
Series 2024-C9, Class AS 6.127% due 7/15/2057(2)(3)	870,000	913,444

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	1,000,000	903,608

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,000,000	954,422

CWHEQ Revolving Home Equity Loan Trust Series 2005-K, Class 2A1 4.752% due 2/15/2036(2)(3)	376,202	364,534

Fashion Show Mall LLC Series 2024-SHOW, Class B 5.638% due 10/10/2041(1)(2)(3)	1,100,000	1,083,632

Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2 6.369% due 11/25/2041(1)(2)(3)	1,100,000	1,108,210
Series 2021-HQA4, Class M1 5.519% due 12/25/2041(1)(2)(3)	518,460	517,448
Series 2022-DNA1, Class M1A 5.569% due 1/25/2042(1)(2)(3)	419,655	419,245
Series 2022-HQA3, Class M1A 6.869% due 8/25/2042(1)(2)(3)	970,809	991,233

HarborView Mortgage Loan Trust Series 2004-5, Class B1 5.186% due 6/19/2034(2)(3)	1,343,298	1,262,206

Home Equity Asset Trust Series 2004-8, Class M5 6.053% due 3/25/2035(2)(3)	578,046	511,416

Jackson Park Trust
Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	1,000,000	886,521
Series 2019-LIC, Class B 2.914% due 10/14/2039(1)	640,000	562,331

JP Morgan Mortgage Trust Series 2005-A4, Class B1 6.104% due 7/25/2035(2)(3)	655,520	626,775

LEX Mortgage Trust Series 2024-BBG, Class A 4.874% due 10/13/2033(1)(2)(3)	500,000	492,343

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

MASTR Specialized Loan Trust Series 2005-2, Class M4 6.539% due 7/25/2035(1)(2)(3)	$901,537	$899,953

Morgan Stanley Capital I Trust
Series 2004-SD2, Class M1 5.383% due 4/25/2034(2)(3)	196,373	199,922
Series 2020-L4, Class AS 2.88% due 2/15/2053	1,000,000	881,992

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.206% due 4/10/2043(1)(2)(3)	385,000	273,164

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	1,600,000	1,344,182

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)	750,000	721,654

Total Non-Agency Mortgage-Backed Securities (Cost $28,060,157)		27,066,623
U.S. Government Securities – 1.6%

U.S. Treasury Notes 4.125% due 10/31/2026	3,000,000	2,993,203

Total U.S. Government Securities (Cost $2,993,330)		2,993,203
Commercial Paper – 2.3%

Linde, Inc. 4.383% due 1/2/2025	4,300,000	4,299,485

Total Commercial Paper (Cost $4,299,485)		4,299,485

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $523,806, due 1/2/2025(4)	$523,766	$523,766

Total Repurchase Agreements (Cost $523,766)		523,766

Total Investments – 100.1% (Cost $186,175,034)		183,540,440

Liabilities in excess of other assets – (0.1)%		(230,491)

Total Net Assets – 100.0%		$183,309,949

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $71,765,830, representing 39.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$475,900	$534,380

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	78	Long	$16,045,633	$16,037,531	$(8,102)
U.S. 5-Year Treasury Note	March 2025	75	Long	8,025,151	7,972,852	(52,299)
U.S. Long Bond	March 2025	237	Long	28,208,952	26,980,969	(1,227,983)
U.S. Ultra Bond	March 2025	80	Long	9,997,019	9,512,500	(484,519)
Total				$62,276,755	$60,503,852	$(1,772,903)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	March 2025	146	Short	$(16,589,126)	$(16,251,625)	$337,501

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$33,585,457	$—	$33,585,457
Asset-Backed Securities	—	53,614,692	—	53,614,692
Corporate Bonds & Notes	—	61,457,214	—	61,457,214
Non-Agency Mortgage-Backed Securities	—	27,066,623	—	27,066,623
U.S. Government Securities	—	2,993,203	—	2,993,203
Commercial Paper	—	4,299,485	—	4,299,485
Repurchase Agreements	—	523,766	—	523,766
Total	$—	$183,540,440	$—	$183,540,440
Other Financial Instruments
Futures Contracts
Assets	$337,501	$—	$—	$337,501
Liabilities	(1,772,903)	—	—	(1,772,903)
Total	$(1,435,402)	$—	$—	$(1,435,402)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$183,540,440

Interest receivable	1,645,369

Cash deposits with brokers for futures contracts	1,366,508

Receivable for variation margin on futures contracts	23,309

Prepaid expenses	6,707

Total Assets	186,582,333

Liabilities

Payable for investments purchased	3,000,000

Investment advisory fees payable	82,282

Payable for fund shares redeemed	65,160

Distribution fees payable	39,559

Accrued custodian and accounting fees	26,201

Accrued audit fees	10,440

Accrued trustees’ and officers’ fees	1,135

Accrued expenses and other liabilities	47,607

Total Liabilities	3,272,384

Total Net Assets	$183,309,949

Net Assets Consist of:

Paid-in capital	$197,491,072

Distributable loss	(14,181,123)

Total Net Assets	$183,309,949

Investments, at Cost	$186,175,034

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,131,909

Net Asset Value Per Share	$9.58

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$10,975,469

Dividends	253,422

Total Investment Income	11,228,891

Expenses

Investment advisory fees	1,052,710

Distribution fees	506,111

Custodian and accounting fees	93,723

Professional fees	78,285

Trustees’ and officers’ fees	63,773

Administrative fees	56,183

Shareholder reports	21,589

Transfer agent fees	13,596

Other expenses	12,749

Total Expenses	1,898,719

Net Investment Income/(Loss)	9,330,172

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	2,255,479

Net realized gain/(loss) from futures contracts	(10,304)

Net realized gain/(loss) from swap contracts	(156,714)

Net change in unrealized appreciation/(depreciation) on investments	(6,183,447)

Net change in unrealized appreciation/(depreciation) on futures contracts	(2,049,315)

Net Loss on Investments and Derivative Contracts	(6,144,301)

Net Increase in Net Assets Resulting From Operations	$3,185,871

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$9,330,172	$8,840,512

Net realized gain/(loss) from investments and derivative contracts	2,088,461	(16,730,266)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(8,232,762)	18,271,579

Net Increase in Net Assets Resulting from Operations	3,185,871	10,381,825

Capital Share Transactions

Proceeds from sales of shares	25,594,627	24,606,130

Cost of shares redeemed	(64,269,080)	(48,782,159)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,674,453)	(24,176,029)

Net Decrease in Net Assets	(35,488,582)	(13,794,204)

Net Assets

Beginning of year	218,798,531	232,592,735

End of year	$183,309,949	$218,798,531

Other Information:

Shares

Sold	2,711,481	2,692,031

Redeemed	(6,749,508)	(5,356,848)

Net Decrease	(4,038,027)	(2,664,817)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$9.44	$0.44	$(0.30)	$0.14	$9.58	1.48%

Year Ended 12/31/23	9.00	0.35	0.09	0.44	9.44	4.89%

Year Ended 12/31/22	10.74	0.26	(2.00)	(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

Year Ended 12/31/20	10.03	0.14	0.57	0.71	10.74	7.08%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$183,310	0.94%	0.94%	4.61%	4.61%	186%

218,799	0.91%	0.91%	3.88%	3.88%	343%

232,593	0.88%	0.88%	2.68%	2.68%	182%

315,505	0.87%	0.87%	1.99%	1.99%	172%

306,696	0.89%	0.89%	1.38%	1.38%	163%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2024.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $506,111 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$243,479,696	$123,949,618
Sales	216,594,830	174,485,919

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$337,501

Liability Derivatives
Futures Contracts[1]	$(1,772,903)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(10,304)	$—

Swap Contracts[2]	—	(156,714)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(2,049,315)	$—

Average Number of Notional Amounts
Futures Contracts[4]	472	—

Swap Contracts — Buy/Sell Protection	$—	$661,538
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Multi-Sector Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Multi-Sector Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

23

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24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities – 23.9%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	$900,000	$855,687

Allegro CLO VI Ltd. Series 2017-2A, Class B 6.409% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	997,900

American Express Credit Account Master Trust Series 2022-3, Class A 3.75% due 8/15/2027	2,000,000	1,991,497

AmeriCredit Automobile Receivables Trust Series 2020-3, Class C 1.06% due 8/18/2026	336,670	334,790

Anchorage Capital CLO 21 Ltd. Series 2021-21A, Class B 6.629% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,000,000	999,300

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 6.667% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	924,000	928,136

Apidos CLO XXII Ltd. Series 2015-22A, Class A2R 6.379% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,001,939

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A 1.66% due 2/20/2028(1)	1,100,000	1,035,988

Battalion CLO X Ltd. Series 2016-10A, Class A2R2 6.446% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	999,000

Canyon Capital CLO Ltd. Series 2022-1A, Class B 6.497% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,198,920

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.138% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,200,329

CIFC Funding Ltd. Series 2013-4A, Class BRR 6.479% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,000,000	999,100

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	905,000	911,277

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

CNH Equipment Trust Series 2024-A, Class A3 4.77% due 6/15/2029	$1,000,000	$1,003,077

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	450,000	428,902

DLLMT LLC Series 2024-1A, Class A3 4.84% due 8/21/2028(1)	1,000,000	1,002,495

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118% due 7/25/2047(1)	705,000	685,510

Dryden 47 Senior Loan Fund Series 2017-47A, Class CR 6.968% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	1,000,000	999,200

Dryden 53 CLO Ltd. Series 2017-53A, Class B 6.318% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,102,970

Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A 1.06% due 9/15/2027	1,100,000	1,073,554

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	495,000	498,602

ICG U.S. CLO Ltd. Series 2022-1A, Class A1 6.157% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	700,000	699,720

Jamestown CLO XI Ltd. Series 2018-11A, Class A2 6.618% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	1,200,000	1,198,800

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 6.429% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,050,000	1,048,950

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.083% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	1,500,000	1,499,700

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	1,009,391

Nissan Auto Lease Trust Series 2023-A, Class A4 4.80% due 7/15/2027	700,000	700,334

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class B 6.308% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	$1,209,375	$1,204,900

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	600,000	606,679

RR 36 Ltd. Series 2024-36RA, Class A1 6.108% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,000,000	999,600
Series 2024-36RA, Class A1R 5.982% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,000,000	1,000,000

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.367% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,170,000	1,171,082

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	1,735,000	1,668,676

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	1,000,000	1,012,490

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	240,000	240,188
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	195,000	194,703

World Omni Auto Receivables Trust Series 2021-B, Class A4 0.69% due 6/15/2027	1,200,000	1,179,652

Total Asset-Backed Securities (Cost $35,500,145)		35,683,038
Corporate Bonds & Notes – 37.1%
Advertising – 0.5%

Stagwell Global LLC 5.625% due 8/15/2029(1)	750,000	713,955

		713,955
Aerospace & Defense – 1.5%

Boeing Co. 6.259% due 5/1/2027	700,000	716,317

Bombardier, Inc. 6.00% due 2/15/2028(1)	500,000	497,435

L3Harris Technologies, Inc. 5.40% due 1/15/2027	500,000	505,970

RTX Corp. 5.75% due 11/8/2026	500,000	508,890

		2,228,612

December 31, 2024	Principal Amount	Value
Agriculture – 0.3%

Reynolds American, Inc. 4.45% due 6/12/2025	$400,000	$398,592

		398,592
Apparel – 0.3%

VF Corp. 2.80% due 4/23/2027	500,000	468,525

		468,525
Auto Parts & Equipment – 0.5%

BorgWarner, Inc. 2.65% due 7/1/2027	750,000	713,130

		713,130
Chemicals – 0.7%

LYB International Finance III LLC 1.25% due 10/1/2025	600,000	583,962

NOVA Chemicals Corp. 5.25% due 6/1/2027(1)	500,000	485,360

		1,069,322
Commercial Banks – 11.8%

ABN AMRO Bank NV 6.339% (6.339% fixed rate until 9/18/2026; 1 yr. CMT rate + 1.65% thereafter) due 9/18/2027(1)(2)	500,000	511,020

Banco Santander SA 2.746% due 5/28/2025	1,000,000	991,480

Bank of America Corp. 3.384% (3.384% fixed rate until 4/2/2025; 1 day USD SOFR + 1.33% thereafter) due 4/2/2026(2)	500,000	498,015
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	479,580
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	983,550
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	501,525

Barclays PLC 2.852% (2.852% fixed rate until 5/7/2025; 1 day USD SOFR + 2.71% thereafter) due 5/7/2026(2)	1,000,000	992,390
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT rate + 3.05% thereafter) due 11/2/2026(2)	200,000	203,604

BNP Paribas SA 2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(1)(2)	1,100,000	1,085,744
2.591% (2.591% fixed rate until 1/20/2027; 1 day USD SOFR + 1.23% thereafter) due 1/20/2028(1)(2)	700,000	665,126

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

Danske Bank AS 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(1)(2)	$200,000	$195,274
4.298% (4.298% fixed rate until 4/1/2027; 1 yr. CMT rate + 1.75% thereafter) due 4/1/2028(1)(2)	300,000	295,569

Deutsche Bank AG 2.129% (2.129% fixed rate until 11/24/2025; 1 day USD SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	146,147

HSBC Holdings PLC 5.887% (5.887% fixed rate until 8/14/2026; 1 day USD SOFR + 1.57% thereafter) due 8/14/2027(2)	500,000	507,000

JPMorgan Chase & Co. 1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	945,630
2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	198,834

Mitsubishi UFJ Financial Group, Inc. 5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	303,687
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT rate + 1.08% thereafter) due 2/20/2026(2)	200,000	200,138

Morgan Stanley Bank NA 4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,002,520

NatWest Group PLC 5.583% (5.583% fixed rate until 3/1/2027; 1 yr. CMT rate + 1.10% thereafter) due 3/1/2028(2)	1,000,000	1,011,160
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT rate + 1.35% thereafter) due 3/2/2027(2)	250,000	252,340
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT rate + 2.85% thereafter) due 11/10/2026(2)	300,000	306,111

Royal Bank of Canada 5.069% (5.069% fixed rate until 7/23/2026; 1 day USD SOFR + 0.79% thereafter) due 7/23/2027(2)	750,000	753,435

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

Sumitomo Mitsui Trust Bank Ltd. 4.45% due 9/10/2027(1)	$1,000,000	$990,300

Truist Bank 3.625% due 9/16/2025	250,000	247,890
4.632% (5 yr. CMT rate + 1.15%) due 9/17/2029(2)	500,000	484,835

Truist Financial Corp. 4.00% due 5/1/2025	1,000,000	997,070
4.26% (4.26% fixed rate until 7/28/2025; 1 day USD SOFR + 1.46% thereafter) due 7/28/2026(2)	1,000,000	995,680

U.S. Bancorp 4.548% (4.548% fixed rate until 7/22/2027; 1 day USD SOFR + 1.66% thereafter) due 7/22/2028(2)	900,000	891,954

		17,637,608
Commercial Services – 0.6%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75% due 4/1/2028(1)	500,000	467,305

United Rentals North America, Inc. 4.875% due 1/15/2028	500,000	485,940

		953,245
Diversified Financial Services – 2.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% due 4/3/2026	500,000	497,295
6.50% due 7/15/2025	800,000	805,688

Air Lease Corp. 2.875% due 1/15/2026	200,000	195,656

American Express Co. 5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	600,000	603,000

Charles Schwab Corp. 1.15% due 5/13/2026	200,000	190,986

OneMain Finance Corp. 3.875% due 9/15/2028	1,100,000	1,012,605

Synchrony Financial 4.50% due 7/23/2025	1,000,000	995,290

		4,300,520
Electric – 0.9%

DTE Energy Co. Series F 1.05% due 6/1/2025	1,100,000	1,082,829

Pacific Gas & Electric Co. 3.45% due 7/1/2025	300,000	297,687

		1,380,516
Electronics – 0.5%

Honeywell International, Inc. 4.65% due 7/30/2027	750,000	752,505

		752,505

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024	Principal Amount	Value
Food – 0.5%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50% due 1/15/2027	$250,000	$237,435

Performance Food Group, Inc. 5.50% due 10/15/2027(1)	500,000	495,615

		733,050
Healthcare-Services – 1.5%

Elevance Health, Inc. 4.90% due 2/8/2026	200,000	199,816

HCA, Inc. 5.20% due 6/1/2028	1,000,000	1,002,040

UnitedHealth Group, Inc. 1.15% due 5/15/2026	600,000	573,420
3.10% due 3/15/2026	400,000	394,140

		2,169,416
Insurance – 2.1%

Allstate Corp. 3.28% due 12/15/2026	600,000	586,050

Athene Global Funding 5.516% due 3/25/2027(1)	700,000	707,910

Corebridge Global Funding 4.65% due 8/20/2027(1)	1,100,000	1,094,544

Progressive Corp. 2.45% due 1/15/2027	800,000	766,440

		3,154,944
Investment Companies – 0.2%

Ares Capital Corp. 7.00% due 1/15/2027	300,000	310,824

		310,824
Leisure Time – 0.7%

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(1)	500,000	496,815

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	500,000	486,955

		983,770
Lodging – 0.8%

Las Vegas Sands Corp. 5.90% due 6/1/2027	1,000,000	1,014,510

Marriott International, Inc. Series R 3.125% due 6/15/2026	200,000	195,492

		1,210,002
Media – 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% due 7/23/2025	231,000	230,684

Discovery Communications LLC 4.90% due 3/11/2026	200,000	199,482

Nexstar Media, Inc. 5.625% due 7/15/2027(1)	500,000	487,395

Paramount Global 3.375% due 2/15/2028	350,000	329,304

		1,246,865

December 31, 2024	Principal Amount	Value
Oil & Gas – 1.8%

Diamondback Energy, Inc. 3.25% due 12/1/2026	$200,000	$194,716

Hess Corp. 4.30% due 4/1/2027	500,000	494,900

PBF Holding Co. LLC/PBF Finance Corp. 6.00% due 2/15/2028	500,000	479,615

Permian Resources Operating LLC 5.875% due 7/1/2029(1)	500,000	490,720

Shell International Finance BV 2.875% due 5/10/2026	1,000,000	978,210

		2,638,161
Pharmaceuticals – 2.2%

AbbVie, Inc. 4.80% due 3/15/2027	1,000,000	1,005,810

Astrazeneca Finance LLC 4.80% due 2/26/2027	1,000,000	1,005,550

CVS Health Corp. 3.625% due 4/1/2027	1,100,000	1,066,725
3.875% due 7/20/2025	200,000	198,560

		3,276,645
Pipelines – 2.1%

Energy Transfer LP 2.90% due 5/15/2025	1,100,000	1,091,431

Enterprise Products Operating LLC 4.15% due 10/16/2028	1,000,000	975,880

Williams Cos., Inc. 5.30% due 8/15/2028	1,000,000	1,009,340

		3,076,651
Real Estate Investment Trusts – 1.4%

American Tower Corp. 2.40% due 3/15/2025	700,000	696,115

Essex Portfolio LP 3.50% due 4/1/2025	500,000	497,900

Extra Space Storage LP 3.50% due 7/1/2026	500,000	490,785

SBA Communications Corp. 3.875% due 2/15/2027	500,000	479,650

		2,164,450
Retail – 0.3%

O’Reilly Automotive, Inc. 5.75% due 11/20/2026	500,000	508,575

		508,575
Semiconductors – 0.1%

Broadcom, Inc. 3.459% due 9/15/2026	200,000	196,166

		196,166
Software – 0.7%

AppLovin Corp. 5.125% due 12/1/2029	500,000	498,310

Fiserv, Inc. 3.85% due 6/1/2025	200,000	198,896

Oracle Corp. 2.50% due 4/1/2025	300,000	298,017

		995,223

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024	Principal Amount	Value
Telecommunications – 1.4%

AT&T, Inc. 1.70% due 3/25/2026	$1,500,000	$1,447,455

Frontier Communications Holdings LLC 5.00% due 5/1/2028(1)	500,000	490,670

T-Mobile USA, Inc. 3.50% due 4/15/2025	200,000	199,034

		2,137,159

Total Corporate Bonds & Notes (Cost $55,156,950)		55,418,431
Non-Agency Mortgage-Backed Securities – 9.4%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	600,000	592,319

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	200,000	198,862

Benchmark Mortgage Trust Series 2018-B3, Class AS 4.195% due 4/10/2051(2)(3)	1,150,000	1,092,864
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	580,000	600,343
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	240,000	242,182

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	635,000	674,448

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	800,000	722,887

Commercial Mortgage Trust Series 2017-COR2, Class A3 3.51% due 9/10/2050	1,200,000	1,146,526
Series 2019-GC44, Class AM 3.263% due 8/15/2057	1,085,000	965,807

DBGS Mortgage Trust Series 2018-C1, Class AM 4.625% due 10/15/2051(2)(3)	1,100,000	1,018,017

Freddie Mac STACR REMIC Trust Series 2021-DNA7, Class M2 6.369% due 11/25/2041(1)(2)(3)	900,000	906,717
Series 2021-HQA4, Class M1 5.519% due 12/25/2041(1)(2)(3)	423,299	422,473
Series 2022-DNA1, Class M1A 5.569% due 1/25/2042(1)(2)(3)	322,811	322,496
Series 2022-HQA3, Class M1A 6.869% due 8/25/2042(1)(2)(3)	769,952	786,150

Hilton USA Trust Series 2016-HHV, Class A 3.719% due 11/5/2038(1)	845,000	821,953

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	800,000	709,217

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	500,000	420,057

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A4 3.718% due 12/15/2048	$1,380,000	$1,365,007
Series 2016-LC24, Class A4 2.942% due 10/15/2049	1,000,000	971,371

Total Non-Agency Mortgage-Backed Securities (Cost $14,125,495)		13,979,696
U.S. Government Agencies – 2.6%

Federal Farm Credit Banks Funding Corp. 2.64% due 4/8/2026	4,000,000	3,918,000

Total U.S. Government Agencies (Cost $3,981,305)		3,918,000
U.S. Government Securities – 24.1%

U.S. Treasury Notes 4.125% due 10/31/2026	36,000,000	35,918,438

Total U.S. Government Securities (Cost $35,903,871)		35,918,438
Commercial Paper – 2.1%

Linde, Inc. 4.383% due 1/2/2025	3,200,000	3,199,617

Total Commercial Paper (Cost $3,199,617)		3,199,617
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $515,508, due 1/2/2025(4)	515,469	515,469

Total Repurchase Agreements (Cost $515,469)		515,469

Total Investments – 99.6% (Cost $148,382,852)		148,632,689

Assets in excess of other liabilities – 0.4%		570,798

Total Net Assets – 100.0%		$149,203,487

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $45,762,115, representing 30.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$468,400	$526,002

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	192	Long	$39,565,250	$39,477,000	$(88,250)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2025	42	Short	$(4,497,613)	$(4,464,797)	$32,816
U.S. Ultra 10-Year Treasury Note	March 2025	4	Short	(454,924)	(445,250)	9,674
Total				$(4,952,537)	$(4,910,047)	$42,490

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$35,683,038	$—	$35,683,038
Corporate Bonds & Notes	—	55,418,431	—	55,418,431
Non-Agency Mortgage-Backed Securities	—	13,979,696	—	13,979,696
U.S. Government Agencies	—	3,918,000	—	3,918,000
U.S. Government Securities	—	35,918,438	—	35,918,438
Commercial Paper	—	3,199,617	—	3,199,617
Repurchase Agreements	—	515,469	—	515,469
Total	$—	$148,632,689	$—	$148,632,689
Other Financial Instruments
Futures Contracts
Assets	$42,490	$—	$—	$42,490
Liabilities	(88,250)	—	—	(88,250)
Total	$(45,760)	$—	$—	$(45,760)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$148,632,689

Cash	2,281

Interest receivable	1,255,508

Receivable for variation margin on futures contracts	244,512

Cash deposits with brokers for futures contracts	222,500

Reimbursement receivable from adviser	31,308

Prepaid expenses	5,132

Total Assets	150,393,930

Liabilities

Payable for investments purchased	1,000,000

Investment advisory fees payable	57,287

Payable for fund shares redeemed	56,550

Accrued custodian and accounting fees	22,355

Accrued audit fees	11,098

Accrued trustees’ and officers’ fees	840

Accrued expenses and other liabilities	42,313

Total Liabilities	1,190,443

Total Net Assets	$149,203,487

Net Assets Consist of:

Paid-in capital	$139,594,568

Distributable earnings	9,608,919

Total Net Assets	$149,203,487

Investments, at Cost	$148,382,852

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,014,873

Net Asset Value Per Share	$10.65

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$8,600,080

Dividends	41,100

Total Investment Income	8,641,180

Expenses

Investment advisory fees	732,341

Custodian and accounting fees	79,432

Professional fees	72,735

Trustees’ and officers’ fees	50,822

Administrative fees	50,306

Shareholder reports	18,831

Transfer agent fees	17,147

Other expenses	10,680

Total Expenses	1,032,294

Less: Fees waived	(239,802)

Total Expenses, Net	792,492

Net Investment Income/(Loss)	7,848,688

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(550,801)

Net realized gain/(loss) from futures contracts	(12,945)

Net realized gain/(loss) from swap contracts	(164,299)

Net change in unrealized appreciation/(depreciation) on investments	448,600

Net change in unrealized appreciation/(depreciation) on futures contracts	(237,270)

Net change in unrealized appreciation/(depreciation) on swap contracts	57,733

Net Loss on Investments and Derivative Contracts	(458,982)

Net Increase in Net Assets Resulting From Operations	$7,389,706

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$7,848,688	$7,541,916

Net realized gain/(loss) from investments and derivative contracts	(728,045)	(7,586,580)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	269,063	7,268,825

Net Increase in Net Assets Resulting from Operations	7,389,706	7,224,161

Capital Share Transactions

Proceeds from sales of shares	21,089,751	23,933,439

Cost of shares redeemed	(49,327,524)	(47,703,727)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,237,773)	(23,770,288)

Net Decrease in Net Assets	(20,848,067)	(16,546,127)

Net Assets

Beginning of year	170,051,554	186,597,681

End of year	$149,203,487	$170,051,554

Other Information:

Shares

Sold	2,045,915	2,431,881

Redeemed	(4,748,203)	(4,811,534)

Net Decrease	(2,702,288)	(2,379,653)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$10.17	$0.50	$(0.02)		$0.48	$10.65	4.72%

Year Ended 12/31/23	9.77	0.40	(0.00)	(4)	0.40	10.17	4.09%

Period Ended 12/31/22(5)	10.00	0.20	(0.43)		(0.23)	9.77	(2.30)%	(6)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$149,203	0.49%		0.63%		4.82%		4.68%		185%

170,052	0.50%		0.59%		4.07%		3.98%		274%

186,598	0.49%	(6)	0.58%	(6)	3.00%	(6)	2.91%	(6)	61%	(6)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $(0.00) per share.

(5)	Commenced operations on May 2, 2022.

(6)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income consistent with preservation of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indicesThe Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning,, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

security at a price different from its current market value. There were no options transactions as of December 31, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.48% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.50%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $239,802.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

(excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$73,778,242	$183,421,313
Sales	63,336,647	190,955,692

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$42,490

Liability Derivatives
Futures Contracts[1]	$(88,250)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(12,945)	$—

Swap Contracts[2]	—	(164,299)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(237,270)	$—

Swap Contracts[4]	—	57,733

Average Number of Notional Amounts
Futures Contracts[5]	357	—

Swap Contracts – Buy/Sell Protection	$—	$2,400,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Short Duration Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Short Duration Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

22

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23

This Page Intentionally Left Blank

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Small Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

December 31, 2024	Shares	Value
Common Stocks – 97.9%

Automobile Components – 1.1%

Visteon Corp.(1)	23,340	$2,070,725

		2,070,725
Banks – 10.7%

Bank OZK	73,693	3,281,550

Home Bancshares, Inc.	122,000	3,452,600

Independent Bank Corp.	43,200	2,773,008

Texas Capital Bancshares, Inc.(1)	31,200	2,439,840

WaFd, Inc.	83,505	2,692,201

Wintrust Financial Corp.	32,506	4,053,823

WSFS Financial Corp.	32,700	1,737,351

		20,430,373
Biotechnology – 2.7%

Insmed, Inc.(1)	16,100	1,111,544

Keros Therapeutics, Inc.(1)	26,900	425,827

Scholar Rock Holding Corp.(1)	60,000	2,593,200

Ultragenyx Pharmaceutical, Inc.(1)	24,922	1,048,469

		5,179,040
Building Products – 1.9%

Janus International Group, Inc.(1)	213,100	1,566,285

Tecnoglass, Inc.	25,200	1,998,864

		3,565,149
Chemicals – 0.8%

Olin Corp.	44,923	1,518,397

		1,518,397
Communications Equipment – 1.0%

Extreme Networks, Inc.(1)	116,000	1,941,840

		1,941,840
Construction & Engineering – 1.6%

Primoris Services Corp.	39,472	3,015,661

		3,015,661
Construction Materials – 1.3%

Eagle Materials, Inc.	10,400	2,566,304

		2,566,304
Consumer Finance – 4.1%

Encore Capital Group, Inc.(1)	54,966	2,625,726

OneMain Holdings, Inc.	51,500	2,684,695

PROG Holdings, Inc.	60,251	2,546,207

		7,856,628
Consumer Staples Distribution & Retail – 1.1%

Guardian Pharmacy Services, Inc., Class A(1)	98,979	2,005,315

		2,005,315
Containers & Packaging – 1.3%

Silgan Holdings, Inc.	48,900	2,545,245

		2,545,245
Diversified Consumer Services – 1.4%

Stride, Inc.(1)	24,776	2,574,970

		2,574,970

December 31, 2024	Shares	Value
Diversified REITs – 0.7%

Alexander & Baldwin, Inc.	80,000	$1,419,200

		1,419,200

Diversified Telecommunication Services – 0.7%

Anterix, Inc.(1)	43,139	1,323,073

		1,323,073

Electric Utilities – 1.5%

Portland General Electric Co.	65,104	2,839,837

		2,839,837

Electrical Equipment – 0.9%

EnerSys	18,535	1,713,190

		1,713,190

Electronic Equipment, Instruments & Components – 2.1%

Crane NXT Co.	26,900	1,566,118

Itron, Inc.(1)	14,442	1,568,112

nLight, Inc.(1)	88,322	926,498

		4,060,728

Energy Equipment & Services – 2.2%

Atlas Energy Solutions, Inc.	96,100	2,131,498

Valaris Ltd.(1)	45,500	2,012,920

		4,144,418

Entertainment – 0.7%

Vivid Seats, Inc., Class A(1)	307,700	1,424,651

		1,424,651

Financial Services – 2.7%

Essent Group Ltd.	31,300	1,703,972

Euronet Worldwide, Inc.(1)	33,600	3,455,424

		5,159,396

Food Products – 1.4%

Hain Celestial Group, Inc.(1)	184,300	1,133,445

Utz Brands, Inc.	100,204	1,569,195

		2,702,640

Gas Utilities – 1.2%

ONE Gas, Inc.	33,500	2,319,875

		2,319,875

Ground Transportation – 0.8%

Marten Transport Ltd.	93,489	1,459,363

		1,459,363

Health Care Equipment & Supplies – 0.9%

Lantheus Holdings, Inc.(1)	19,344	1,730,514

		1,730,514

Health Care Providers & Services – 2.3%

Acadia Healthcare Co., Inc.(1)	47,405	1,879,608

HealthEquity, Inc.(1)	26,782	2,569,733

		4,449,341

Health Care Technology – 0.5%

GoodRx Holdings, Inc., Class A(1)	186,500	867,225

		867,225

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

December 31, 2024	Shares	Value

Hotel & Resort REITs – 0.9%

RLJ Lodging Trust	177,183	$1,809,038

		1,809,038
Hotels, Restaurants & Leisure – 1.0%

First Watch Restaurant Group, Inc.(1)	100,300	1,866,583

		1,866,583
Household Durables – 2.5%

Helen of Troy Ltd.(1)	29,500	1,764,985

Meritage Homes Corp.	19,100	2,937,962

		4,702,947
Independent Power and Renewable Electricity Producers – 0.8%

Talen Energy Corp.(1)	7,800	1,571,466

		1,571,466
Industrial REITs – 0.8%

LXP Industrial Trust	181,278	1,471,977

		1,471,977
Insurance – 1.7%

Abacus Life, Inc.(1)	93,000	728,190

Assured Guaranty Ltd.	27,105	2,439,721

		3,167,911
IT Services – 0.7%

BigCommerce Holdings, Inc., Series 1(1)	223,100	1,365,372

		1,365,372
Leisure Products – 0.8%

YETI Holdings, Inc.(1)	40,200	1,548,102

		1,548,102
Machinery – 3.4%

Hillman Solutions Corp.(1)	254,475	2,478,587

Terex Corp.	52,400	2,421,928

Wabash National Corp.	93,500	1,601,655

		6,502,170
Media – 2.2%

Criteo SA, ADR(1)	59,800	2,365,688

Gambling.com Group Ltd.(1)	136,600	1,923,328

		4,289,016
Metals & Mining – 2.3%

Commercial Metals Co.	29,666	1,471,434

MP Materials Corp.(1)	104,076	1,623,585

Warrior Met Coal, Inc.	22,500	1,220,400

		4,315,419
Mortgage REITs – 0.8%

Redwood Trust, Inc.	247,058	1,613,289

		1,613,289
Office REITs – 1.6%

COPT Defense Properties	97,334	3,012,487

		3,012,487
Oil, Gas & Consumable Fuels – 4.0%

Crescent Energy Co., Class A	109,000	1,592,490

HF Sinclair Corp.	31,748	1,112,767

December 31, 2024	Shares	Value
Oil, Gas & Consumable Fuels (continued)

International Seaways, Inc.	50,300	$1,807,782

Matador Resources Co.	55,700	3,133,682

		7,646,721
Passenger Airlines – 3.0%

Allegiant Travel Co.	30,600	2,880,072

SkyWest, Inc.(1)	27,700	2,773,601

		5,653,673
Pharmaceuticals – 6.3%

Axsome Therapeutics, Inc.(1)	16,500	1,396,065

Corcept Therapeutics, Inc.(1)	69,000	3,476,910

Intra-Cellular Therapies, Inc.(1)	29,771	2,486,474

Prestige Consumer Healthcare, Inc.(1)	34,000	2,655,060

Verona Pharma PLC, ADR(1)	44,500	2,066,580

		12,081,089
Professional Services – 1.8%

ICF International, Inc.	12,394	1,477,489

Korn Ferry	28,161	1,899,459

		3,376,948
Retail REITs – 1.4%

Kite Realty Group Trust	106,748	2,694,320

		2,694,320
Semiconductors & Semiconductor Equipment – 2.9%

indie Semiconductor, Inc., Class A(1)	273,300	1,106,865

Penguin Solutions, Inc.(1)	96,675	1,855,193

Photronics, Inc.(1)	105,500	2,485,580

		5,447,638
Software – 2.5%

Commvault Systems, Inc.(1)	9,925	1,497,782

Jamf Holding Corp.(1)	91,800	1,289,790

Q2 Holdings, Inc.(1)	19,000	1,912,350

		4,699,922
Specialized REITs – 1.0%

PotlatchDeltic Corp.	48,600	1,907,550

		1,907,550
Specialty Retail – 3.4%

Academy Sports & Outdoors, Inc.	34,200	1,967,526

Murphy USA, Inc.	9,179	4,605,563

		6,573,089
Textiles, Apparel & Luxury Goods – 1.0%

Oxford Industries, Inc.	24,000	1,890,720

		1,890,720
Trading Companies & Distributors – 3.5%

Custom Truck One Source, Inc.(1)	259,817	1,249,720

GATX Corp.	18,001	2,789,435

Rush Enterprises, Inc., Class A	49,040	2,686,901

		6,726,056

Total Common Stocks (Cost $145,358,399)		186,816,601

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 2.2%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $4,190,777, due 1/2/2025(2)	$4,190,460	$4,190,460

Total Repurchase Agreements (Cost $4,190,460)		4,190,460

Total Investments – 100.1% (Cost $149,548,859)		191,007,061

Liabilities in excess of other assets – (0.1)%		(134,315)

Total Net Assets – 100.0%		$190,872,746

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$3,807,100	$4,274,478

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$186,816,601	$—	$—	$186,816,601
Repurchase Agreements	—	4,190,460	—	4,190,460
Total	$186,816,601	$4,190,460	$—	$191,007,061

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$191,007,061

Dividends/interest receivable	186,664

Reimbursement receivable from adviser	5,834

Prepaid expenses	7,196

Total Assets	191,206,755

Liabilities

Investment advisory fees payable	117,584

Payable for fund shares redeemed	101,773

Distribution fees payable	42,603

Accrued legal fees	17,590

Accrued administrative fees	17,196

Accrued custodian and accounting fees	14,061

Accrued audit fees	8,278

Accrued trustees’ and officers’ fees	847

Accrued expenses and other liabilities	14,077

Total Liabilities	334,009

Total Net Assets	$190,872,746

Net Assets Consist of:

Paid-in capital	$90,990,945

Distributable earnings	99,881,801

Total Net Assets	$190,872,746

Investments, at Cost	$149,548,859

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,289,505

Net Asset Value Per Share	$13.36

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Dividends	$3,063,966

Interest	43,480

Total Investment Income	3,107,446

Expenses

Investment advisory fees	1,504,532

Distribution fees	545,120

Professional fees	76,875

Trustees’ and officers’ fees	68,083

Administrative fees	50,034

Custodian and accounting fees	38,968

Shareholder reports	20,683

Transfer agent fees	15,365

Other expenses	13,872

Total Expenses	2,333,532

Less: Fees waived	(44,028)

Total Expenses, Net	2,289,504

Net Investment Income/(Loss)	817,942

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	15,975,864

Net change in unrealized appreciation/(depreciation) on investments	(1,607,167)

Net Gain on Investments	14,368,697

Net Increase in Net Assets Resulting From Operations	$15,186,639

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$817,942	$1,032,407

Net realized gain/(loss) from investments	15,975,864	(5,831,067)

Net change in unrealized appreciation/(depreciation) on investments	(1,607,167)	46,725,968

Net Increase in Net Assets Resulting from Operations	15,186,639	41,927,308

Capital Share Transactions

Proceeds from sales of shares	5,827,243	38,742,693

Cost of shares redeemed	(79,168,390)	(78,168,165)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(73,341,147)	(39,425,472)

Net Increase/(Decrease) in Net Assets	(58,154,508)	2,501,836

Net Assets

Beginning of year	249,027,254	246,525,418

End of year	$190,872,746	$249,027,254

Other Information:

Shares

Sold	477,045	3,540,433

Redeemed	(6,241,360)	(6,690,181)

Net Decrease	(5,764,315)	(3,149,748)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$12.42	$0.05		$0.89	$0.94	$13.36	7.57%

Year Ended 12/31/23	10.62	0.05		1.75	1.80	12.42	16.95%

Year Ended 12/31/22	13.42	0.03		(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00	(4)	2.02	2.02	13.42	17.72%

Year Ended 12/31/20	11.13	0.05		0.22	0.27	11.40	2.43%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$190,873	1.05%	1.07%	0.38%	0.36%	28%

249,027	1.05%	1.05%	0.42%	0.42%	48%

246,525	1.04%	1.04%	0.23%	0.23%	48%

284,144	1.04%	1.04%	0.01%	0.01%	45%

337,527	1.05%	1.05%	0.53%	0.53%	69%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2024, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $44,028.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $545,120 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $60,481,651 and $135,688,229, respectively, for the year ended December 31, 2024. During the year ended December 31, 2024, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted or illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid. As of December 31, 2024, the Fund did not hold any PIPEs.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. As of December 31, 2024, the Fund did not hold any SPACs.

h. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Small Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Small Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities – 20.2%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$1,882,175	$1,600,851
3.50% due 6/1/2052	3,433,502	3,041,056
4.00% due 10/1/2037	349,256	336,118
4.00% due 4/1/2052	2,193,519	2,009,208
4.00% due 6/1/2052	636,579	582,845
4.50% due 9/1/2052	437,872	412,512
5.00% due 12/1/2052	1,132,995	1,097,096
5.50% due 9/1/2053	2,268,295	2,252,813
5.50% due 1/1/2055	2,050,000	2,024,392
6.00% due 10/1/2053	2,208,848	2,221,112

Federal National Mortgage Association 2.50% due 1/1/2052	3,583,251	2,919,119
2.50% due 5/1/2052	2,442,846	1,993,331
3.00% due 7/1/2051	2,078,031	1,765,747
3.00% due 3/1/2052	3,127,381	2,656,304
3.00% due 5/1/2052	4,312,176	3,667,145
3.50% due 6/1/2052	3,952,080	3,500,361
3.50% due 10/1/2052	2,148,620	1,902,535
3.50% due 11/1/2052	2,071,241	1,833,697
4.00% due 10/1/2052	2,627,997	2,404,535
4.00% due 12/1/2052	1,175,586	1,075,442
4.50% due 10/1/2053	2,602,481	2,448,602
4.50% due 1/1/2055	2,150,000	2,022,399
5.00% due 2/1/2053	377,448	365,254
6.00% due 9/1/2053	338,789	340,802

Total Agency Mortgage-Backed Securities (Cost $45,740,199)		44,473,276
Asset-Backed Securities – 23.5%

Allegro CLO VI Ltd. Series 2017-2A, Class B 6.409% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	997,900

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 6.667% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	462,000	464,068

Ares XXXIV CLO Ltd. Series 2015-2A, Class BR2 6.509% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	449,955

Battalion CLO XX Ltd. Series 2021-20A, Class D 8.018% (3 mo. USD Term SOFR + 3.36%) due 7/15/2034(1)(2)	2,000,000	1,967,356

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 6.462% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	998,725

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 6.629% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	799,280

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

Carlyle U.S. CLO Ltd. Series 2017-3A, Class CR2 7.135% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	$3,000,000	$3,015,876

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.138% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,200,329

CIFC Funding Ltd. Series 2013-4A, Class BRR 6.479% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	800,000	799,280

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	1,100,000	1,107,629

CNH Equipment Trust Series 2022-B, Class A4 3.91% due 3/15/2028	1,630,000	1,609,158

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	900,000	857,804

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	1,018,500	918,331

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 6.553% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	999,126

Elmwood CLO IX Ltd. Series 2021-2A, Class C 6.779% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	2,000,000	1,995,000

Enterprise Fleet Financing LLC Series 2024-3, Class A4 5.06% due 3/20/2031(1)	1,000,000	1,005,376

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	600,000	603,449

Generate CLO 8 Ltd. Series 8A, Class CR2 6.642% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	1,000,000

GMF Floorplan Owner Revolving Trust Series 2024-1A, Class B 5.33% due 3/15/2029(1)	942,000	949,151

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	1,000,000	1,007,276

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	800,000	800,100

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

ICG U.S. CLO Ltd. Series 2018-2A, Class B 6.643% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	$1,300,000	$1,301,489
Series 2022-1A, Class A1 6.157% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,400

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 6.429% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,298,700

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.083% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	899,820

Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class BR 6.318% (3 mo. USD Term SOFR + 1.66%) due 4/15/2034(1)(2)	1,000,000	1,002,600

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 6.332% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,102,860

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,500,000	1,514,087

Nissan Auto Lease Trust Series 2024-B, Class B 5.21% due 12/15/2028	1,050,000	1,056,496

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 8.068% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,096,040

Octagon Loan Funding Ltd. Series 2014-1A, Class CRR 6.947% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	2,200,000	2,196,260

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 6.261% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	1,997,466

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	800,000	808,905

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

RR 36 Ltd. Series 2024-36RA, Class A1 6.108% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	$1,150,000	$1,149,540
Series 2024-36RA, Class A1R 5.982% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,150,000

Santander Drive Auto Receivables Trust Series 2023-4, Class B 5.77% due 12/15/2028	735,000	745,145

Synchrony Card Funding LLC Series 2022-A1, Class A 3.37% due 4/15/2028	1,190,000	1,185,941

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.711% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,657,425

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.367% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,721,591

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1 6.059% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	801,200

Vantage Data Centers Issuer LLC Series 2024-1A, Class A2 5.10% due 9/15/2054(1)	800,000	782,631

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	1,650,000	1,670,608

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	520,000	520,408

Series 2024-3A, Class B 5.07% due 9/19/2039(1)	375,000	374,429

World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	800,000	799,402

Total Asset-Backed Securities (Cost $51,882,824)		51,877,612
Corporate Bonds & Notes – 31.5%
Advertising – 0.3%

Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25% due 1/15/2029(1)	800,000	744,512

		744,512

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Aerospace & Defense – 1.1%

Bombardier, Inc. 6.00% due 2/15/2028(1)	$500,000	$497,435

L3Harris Technologies, Inc. 5.35% due 6/1/2034	300,000	299,352

Lockheed Martin Corp. 3.90% due 6/15/2032	300,000	278,421

RTX Corp. 5.75% due 1/15/2029	500,000	516,045
6.10% due 3/15/2034	700,000	736,995
6.40% due 3/15/2054	100,000	108,598

		2,436,846
Apparel – 0.4%

VF Corp. 2.80% due 4/23/2027	900,000	843,345

		843,345
Auto Manufacturers – 0.5%

General Motors Financial Co., Inc. 5.55% due 7/15/2029	700,000	707,294
5.60% due 6/18/2031	200,000	200,578

Toyota Motor Credit Corp. 4.60% due 10/10/2031	300,000	291,780

		1,199,652
Beverages – 0.8%

Anheuser-Busch InBev Worldwide, Inc. 4.50% due 6/1/2050	300,000	263,754
4.95% due 1/15/2042	400,000	371,192

PepsiCo, Inc. 3.90% due 7/18/2032	1,200,000	1,120,968

		1,755,914
Biotechnology – 0.0%

Gilead Sciences, Inc. 5.55% due 10/15/2053	100,000	98,289

		98,289
Chemicals – 0.3%

Nutrien Ltd. 5.40% due 6/21/2034	600,000	596,064

		596,064
Commercial Banks – 6.5%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,100,000	925,716
2.299% (2.299% fixed rate until 7/21/2031; 1 day USD SOFR + 1.22% thereafter) due 7/21/2032(2)	900,000	750,483
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	876,258

HSBC Holdings PLC 5.286% (5.286% fixed rate until 11/19/2029; 1 day USD SOFR + 1.29% thereafter) due 11/19/2030(2)	1,700,000	1,687,760

December 31, 2024	Principal Amount	Value
Commercial Banks (continued)

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	$1,300,000	$1,265,160
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	1,700,000	1,694,135
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	401,248

Mitsubishi UFJ Financial Group, Inc. 5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,300,000	1,310,192

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(2)	400,000	391,492
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	1,200,000	1,194,852
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	300,000	300,555
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(2)	800,000	845,752

U.S. Bancorp 5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	1,000,000	1,022,390

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	1,300,000	1,173,081
4.478% (4.478% fixed rate until 4/4/2030; 3 mo. USD Term SOFR + 4.03% thereafter) due 4/4/2031(2)	500,000	482,780

		14,321,854
Commercial Services – 0.7%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 3/1/2029(1)	800,000	748,240

United Rentals North America, Inc. 4.875% due 1/15/2028	500,000	485,940
5.25% due 1/15/2030	250,000	242,820

		1,477,000

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Cosmetics & Personal Care – 0.7%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	$500,000	$452,270

Kenvue, Inc. 4.90% due 3/22/2033	800,000	786,144
5.05% due 3/22/2028	400,000	404,708

		1,643,122
Diversified Financial Services – 1.7%

Ally Financial, Inc. 5.543% (5.543% fixed rate until 1/17/2030; 1 day USD SOFR + 1.73% thereafter) due 1/17/2031(2)	500,000	494,375

American Express Co. 5.043% (5.043% fixed rate until 5/1/2033; 1 day USD SOFR + 1.84% thereafter) due 5/1/2034(2)	400,000	392,500
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(2)	400,000	403,668

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	523,825

Discover Financial Services 7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(2)	300,000	342,651

Jefferies Financial Group, Inc. 5.875% due 7/21/2028	400,000	408,804

OneMain Finance Corp. 7.875% due 3/15/2030	700,000	730,317

Voya Financial, Inc. 5.00% due 9/20/2034	400,000	379,592

		3,675,732
Electric – 2.1%

Arizona Public Service Co. 5.70% due 8/15/2034	300,000	303,312

Constellation Energy Generation LLC 5.75% due 3/15/2054	400,000	389,500

DTE Energy Co. 5.85% due 6/1/2034	700,000	718,907

Edison International 5.25% due 3/15/2032	500,000	495,090

NextEra Energy Capital Holdings, Inc. 5.55% due 3/15/2054	100,000	95,945

Public Service Electric & Gas Co. 5.45% due 8/1/2053	100,000	97,309

Public Service Enterprise Group, Inc. 5.45% due 4/1/2034	900,000	898,380

Vistra Operations Co. LLC 5.70% due 12/30/2034(1)	700,000	691,222

December 31, 2024	Principal Amount	Value
Electric (continued)

Wisconsin Public Service Corp. 2.85% due 12/1/2051	$150,000	$92,594

Xcel Energy, Inc. 5.50% due 3/15/2034	900,000	895,158

		4,677,417
Electronics – 0.1%

Honeywell International, Inc. 5.25% due 3/1/2054	200,000	187,512

		187,512
Entertainment – 0.1%

Warnermedia Holdings, Inc. 4.279% due 3/15/2032	300,000	264,327

		264,327
Environmental Control – 0.6%

Waste Management, Inc. 4.15% due 4/15/2032	1,300,000	1,226,940

		1,226,940
Food – 0.4%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	199,298

Kroger Co. 5.50% due 9/15/2054	300,000	282,288

Performance Food Group, Inc. 5.50% due 10/15/2027(1)	500,000	495,615

		977,201
Gas – 0.2%

Southern Co. Gas Capital Corp. 5.75% due 9/15/2033	400,000	410,024

		410,024
Healthcare-Products – 0.2%

Abbott Laboratories 4.75% due 11/30/2036	500,000	482,255

		482,255
Healthcare-Services – 0.9%

Elevance Health, Inc. 4.75% due 2/15/2033	600,000	574,884
5.125% due 2/15/2053	100,000	88,514

HCA, Inc. 5.95% due 9/15/2054	400,000	380,184

UnitedHealth Group, Inc. 4.80% due 1/15/2030	400,000	397,812
5.15% due 7/15/2034	600,000	591,672

		2,033,066
Insurance – 0.6%

Aon North America, Inc. 5.45% due 3/1/2034	500,000	499,650

Assurant, Inc. 3.70% due 2/22/2030	200,000	186,198

Chubb INA Holdings LLC 5.00% due 3/15/2034	600,000	592,428

		1,278,276

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Investment Companies – 0.3%

Ares Capital Corp. 7.00% due 1/15/2027	$700,000	$725,256

		725,256
Leisure Time – 0.7%

Royal Caribbean Cruises Ltd. 5.50% due 4/1/2028(1)	800,000	794,344

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	700,000	681,737

		1,476,081
Machinery-Construction & Mining – 0.4%

Caterpillar Financial Services Corp. 4.70% due 11/15/2029	800,000	797,008

		797,008
Machinery-Diversified – 0.2%

John Deere Capital Corp. 5.10% due 4/11/2034	500,000	498,920

		498,920

Media – 0.9%

Charter Communications Operating LLC/Charter Communications Operating Capital 6.10% due 6/1/2029	700,000	713,643

Comcast Corp. 2.65% due 2/1/2030	500,000	447,830
3.75% due 4/1/2040	300,000	241,377
5.35% due 5/15/2053	200,000	184,766

Nexstar Media, Inc. 5.625% due 7/15/2027(1)	500,000	487,395

		2,075,011
Oil & Gas – 1.5%

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 6/30/2029(1)	800,000	778,800

Cenovus Energy, Inc. 2.65% due 1/15/2032	600,000	499,344

PBF Holding Co. LLC/PBF Finance Corp. 6.00% due 2/15/2028	700,000	671,461

Permian Resources Operating LLC 5.875% due 7/1/2029(1)	500,000	490,720

Shell Finance U.S., Inc. 4.125% due 5/11/2035	700,000	641,508

Shell International Finance BV 3.00% due 11/26/2051	200,000	126,568

		3,208,401
Packaging & Containers – 0.1%

Packaging Corp. of America 5.70% due 12/1/2033	300,000	306,324

		306,324

December 31, 2024	Principal Amount	Value
Pharmaceuticals – 2.1%

AbbVie, Inc. 5.05% due 3/15/2034	$1,100,000	$1,086,987
5.40% due 3/15/2054	300,000	289,140

Astrazeneca Finance LLC 5.00% due 2/26/2034	600,000	592,776

AstraZeneca PLC 6.45% due 9/15/2037	400,000	437,696

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	188,064

Cencora, Inc. 5.15% due 2/15/2035	700,000	684,208

Eli Lilly & Co. 4.70% due 2/9/2034	1,100,000	1,066,109
5.00% dupe 2/9/2054	300,000	275,850

		4,620,830
Pipelines – 1.1%

Cheniere Energy Partners LP 5.95% due 6/30/2033	500,000	510,895

Enterprise Products Operating LLC 4.95% due 2/15/2035	400,000	387,028
4.95% due 10/15/2054	200,000	175,386

Kinder Morgan, Inc. 5.40% due 2/1/2034	100,000	98,600
5.95% due 8/1/2054	100,000	97,570

MPLX LP 5.50% due 6/1/2034	100,000	98,607

ONEOK, Inc. 5.05% due 11/1/2034	300,000	287,109

Targa Resources Corp. 5.50% due 2/15/2035	400,000	393,712

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	289,452

		2,338,359
Real Estate Investment Trusts – 0.8%

American Homes 4 Rent LP 5.50% due 7/15/2034	100,000	99,130

AvalonBay Communities, Inc. 5.35% due 6/1/2034	300,000	300,951

Brixmor Operating Partnership LP 4.125% due 5/15/2029	600,000	575,496

SBA Communications Corp. 3.125% due 2/1/2029	800,000	722,664

		1,698,241
Retail – 0.6%

Home Depot, Inc. 4.95% due 6/25/2034	600,000	591,060
5.30% due 6/25/2054	200,000	191,600

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	500,000	484,555

		1,267,215
Semiconductors – 0.2%

Broadcom, Inc. 3.75% due 2/15/2051(1)	500,000	371,625

		371,625

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Software – 1.8%

AppLovin Corp. 5.50% due 12/1/2034	$900,000	$892,332

Cloud Software Group, Inc. 6.50% due 3/31/2029(1)	800,000	785,072

Fiserv, Inc. 4.40% due 7/1/2049	300,000	245,046
5.625% due 8/21/2033	600,000	610,746

Oracle Corp. 5.55% due 2/6/2053	300,000	283,944
6.25% due 11/9/2032	1,100,000	1,164,559

		3,981,699
Telecommunications – 1.8%

AT&T, Inc. 3.55% due 9/15/2055	800,000	539,656
4.35% due 3/1/2029	300,000	293,259
5.40% due 2/15/2034	200,000	200,712

Cisco Systems, Inc. 5.05% due 2/26/2034	400,000	398,448
5.30% due 2/26/2054	300,000	290,811

Frontier Communications Holdings LLC 5.875% due 10/15/2027(1)	500,000	498,210

Intelsat Jackson Holdings SA 6.50% due 3/15/2030(1)	800,000	739,512

Rogers Communications, Inc. 5.30% due 2/15/2034	300,000	292,473

T-Mobile USA, Inc. 2.70% due 3/15/2032	600,000	507,240
3.00% due 2/15/2041	300,000	213,585

		3,973,906

Transportation – 0.7%

Burlington Northern Santa Fe LLC 5.50% due 3/15/2055	400,000	392,460

Norfolk Southern Corp. 5.55% due 3/15/2034	300,000	305,742

United Parcel Service, Inc. 3.40% due 3/15/2029	400,000	379,988
5.15% due 5/22/2034	400,000	398,948

		1,477,138
Trucking & Leasing – 0.1%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	200,000	198,554

		198,554

Total Corporate Bonds & Notes (Cost $70,031,258)		69,343,916
Non-Agency Mortgage-Backed Securities – 10.4%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(1)	1,250,000	1,233,997

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218% due 4/14/2033(1)	450,000	446,424

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

BANK Series 2019-BN24, Class AS 3.283% due 11/15/2062(2)(3)	$1,413,000	$1,276,669
Series 2022-BNK43, Class B 5.152% due 8/15/2055(2)(3)	500,000	465,054

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	300,000	298,293

Benchmark Mortgage Trust Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	855,000	884,989
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	360,000	363,273

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	950,000	1,009,017

BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.843% due 3/9/2044(1)	1,000,000	882,994

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(1)	1,200,000	1,084,330

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,073,725

Fashion Show Mall LLC Series 2024-SHOW, Class B 5.638% due 10/10/2041(1)(2)(3)	800,000	788,096

Freddie Mac STACR REMIC Trust Series 2021-DNA7, Class M2 6.369% due 11/25/2041(1)(2)(3)	1,300,000	1,309,703
Series 2021-HQA4, Class M1 5.519% due 12/25/2041(1)(2)(3)	590,650	589,497
Series 2022-DNA1, Class M1A 5.569% due 1/25/2042(1)(2)(3)	473,457	472,994
Series 2022-HQA3, Class M1A 6.869% due 8/25/2042(1)(2)(3)	1,071,237	1,093,774

Jackson Park Trust Series 2019-LIC, Class A 2.766% due 10/14/2039(1)	1,200,000	1,063,825
Series 2019-LIC, Class B 2.914% due 10/14/2039(1)	680,000	597,477

Morgan Stanley Capital I Trust Series 2020-L4, Class AS 2.88% due 2/15/2053	750,000	661,494
Series 2021-L6, Class AS 2.749% due 6/15/2054(2)(3)	1,700,000	1,436,709

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.206% due 4/10/2043(1)(2)(3)	580,000	411,521

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(1)	1,800,000	1,512,205

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)	1,250,000	1,202,756

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2018-AUS, Class A 4.058% due 8/17/2036(1)(2)(3)	$2,000,000	$1,917,914
Series 2021-SAVE, Class A 5.663% due 2/15/2040(1)(2)(3)	744,439	742,211

Total Non-Agency Mortgage-Backed Securities (Cost $23,943,170)		22,818,941
U.S. Government Securities – 11.4%

U.S. Treasury Bonds 4.50% due 11/15/2054	3,200,000	3,056,000
4.625% due 11/15/2044	15,000,000	14,559,375

U.S. Treasury Notes 4.125% due 10/31/2026	1,000,000	997,734
4.375% due 12/31/2029	6,500,000	6,495,430

Total U.S. Government Securities (Cost $25,223,615)		25,108,539
Commercial Paper – 2.2%

Linde, Inc. 4.383% due 1/2/2025	4,800,000	4,799,425

Total Commercial Paper (Cost $4,799,425)		4,799,425

December 31, 2024	Principal Amount	Value
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $531,855, due 1/2/2025(4)	$531,814	$531,814

Total Repurchase Agreements (Cost $531,814)		531,814

Total Investments – 99.4% (Cost $222,152,305)		218,953,523

Assets in excess of other liabilities – 0.6%		1,277,630

Total Net Assets – 100.0%		$220,231,153

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $69,430,632, representing 31.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$483,200	$542,563

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	136	Long	$28,239,479	$27,962,875	$(276,604)
U.S. 5-Year Treasury Note	March 2025	42	Long	4,497,746	4,464,797	(32,949)
U.S. Long Bond	March 2025	15	Long	1,736,800	1,707,656	(29,144)
U.S. Ultra Bond	March 2025	67	Long	8,379,444	7,966,719	(412,725)
Total				$42,853,469	$42,102,047	$(751,422)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$44,473,276	$—	$44,473,276
Asset-Backed Securities	—	51,877,612	—	51,877,612
Corporate Bonds & Notes	—	69,343,916	—	69,343,916
Non-Agency Mortgage-Backed Securities	—	22,818,941	—	22,818,941
U.S. Government Securities	—	25,108,539	—	25,108,539
Commercial Paper	—	4,799,425	—	4,799,425
Repurchase Agreements	—	531,814	—	531,814
Total	$—	$218,953,523	$—	$218,953,523
Other Financial Instruments
Futures Contracts
Liabilities	$(751,422)	$—	$—	$(751,422)
Total	$(751,422)	$—	$—	$(751,422)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$218,953,523

Interest receivable	1,786,872

Cash deposits with brokers for futures contracts	705,980

Receivable for variation margin on futures contracts	187,428

Reimbursement receivable from adviser	23,591

Prepaid expenses	8,176

Total Assets	221,665,570

Liabilities

Payable for investments purchased	1,150,000

Investment advisory fees payable	85,286

Payable for fund shares redeemed	63,173

Distribution fees payable	47,381

Accrued custodian and accounting fees	25,809

Accrued audit fees	10,440

Accrued trustees’ and officers’ fees	1,165

Accrued expenses and other liabilities	51,163

Total Liabilities	1,434,417

Total Net Assets	$220,231,153

Net Assets Consist of:

Paid-in capital	$236,044,095

Distributable loss	(15,812,942)

Total Net Assets	$220,231,153

Investments, at Cost	$222,152,305

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,927,347

Net Asset Value Per Share	$9.61

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$12,347,173

Dividends	323,079

Total Investment Income	12,670,252

Expenses

Investment advisory fees	1,075,084

Distribution fees	597,269

Custodian and accounting fees	93,847

Professional fees	85,551

Trustees’ and officers’ fees	74,826

Administrative fees	61,476

Shareholder reports	19,789

Transfer agent fees	14,199

Other expenses	14,569

Total Expenses	2,036,610

Less: Fees waived	(149,240)

Total Expenses, Net	1,887,370

Net Investment Income/(Loss)	10,782,882

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	1,410,814

Net realized gain/(loss) from futures contracts	180,094

Net realized gain/(loss) from swap contracts	(160,843)

Net change in unrealized appreciation/(depreciation) on investments	(6,354,591)

Net change in unrealized appreciation/(depreciation) on futures contracts	(1,426,453)

Net Loss on Investments and Derivative Contracts	(6,350,979)

Net Increase in Net Assets Resulting From Operations	$4,431,903

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$10,782,882	$10,318,292

Net realized gain/(loss) from investments and derivative contracts	1,430,065	(21,880,799)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(7,781,044)	24,273,349

Net Increase in Net Assets Resulting from Operations	4,431,903	12,710,842

Capital Share Transactions

Proceeds from sales of shares	29,429,874	26,581,652

Cost of shares redeemed	(67,669,702)	(51,622,991)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,239,828)	(25,041,339)

Net Decrease in Net Assets	(33,807,925)	(12,330,497)

Net Assets

Beginning of year	254,039,078	266,369,575

End of year	$220,231,153	$254,039,078

Other Information:

Shares

Sold	3,116,534	2,911,694

Redeemed	(7,086,075)	(5,668,610)

Net Decrease	(3,969,541)	(2,756,916)

10	The accompanying notes are an integral part of these financial statements.

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11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$9.44	$0.43	$(0.26)	$0.17	$9.61	1.80%

Year Ended 12/31/23	8.98	0.36	0.10	0.46	9.44	5.12%

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

Year Ended 12/31/20	10.03	0.14	0.53	0.67	10.70	6.68%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$220,231	0.79%	0.85%	4.51%	4.45%	201%

254,039	0.79%	0.82%	3.94%	3.91%	324%

266,370	0.79%	0.80%	2.54%	2.53%	154%

355,203	0.79%	0.79%	1.68%	1.68%	155%

333,391	0.79%	0.81%	1.40%	1.38%	112%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

security at a price different from its current market value. There were no options transactions as of December 31, 2024.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $149,240.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $597,269 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$252,740,111	$216,224,663
Sales	241,031,198	250,136,899

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(751,422)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$180,094	$—

Swap Contracts[2]	—	(160,843)

Net Change in Unrealized Appreciation/(Depreciation)

Futures Contracts[3]	$(1,426,453)	$—

Average Number of Notional Amounts
Futures Contracts[4]	453	—

Swap Contracts – Buy/Sell Protection	$—	$630,769

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

(b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Total Return Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Total Return Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Shareholder Meeting Results

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meetings were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian

Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2024

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2024

Guardian U.S. Government Securities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2024. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities – 52.9%

Fannie Mae ACES
Series 2018-M2, Class A2 2.906% due 1/25/2028(1)(2)	$1,428,060	$1,366,187
Series 2019-M4, Class A2 3.61% due 2/25/2031	7,057,493	6,602,951
Series 2021-M4, Class A2 1.462% due 2/25/2031(1)(2)	1,000,000	825,986

Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,540,783	1,399,468
3.00% due 4/1/2052	2,630,569	2,237,385
3.50% due 11/1/2052	2,936,289	2,599,764
4.00% due 4/1/2052	1,584,208	1,451,095
4.00% due 10/1/2052	2,564,712	2,346,631
4.50% due 2/1/2053	1,481,473	1,394,984
5.00% due 12/1/2052	3,486,138	3,375,680
5.00% due 11/1/2054	1,545,903	1,492,294
5.50% due 6/1/2053	1,486,524	1,469,331
5.50% due 9/1/2053	1,723,032	1,711,272
5.50% due 1/1/2055	1,450,000	1,431,887
6.00% due 8/1/2053	1,384,739	1,393,833
6.00% due 10/1/2053	1,614,158	1,623,120
6.00% due 3/1/2054	1,899,306	1,921,288

Federal National Mortgage Association
2.00% due 6/1/2037	1,721,581	1,521,374
2.00% due 9/1/2037	1,686,057	1,489,981
2.50% due 10/1/2037	20,226	18,371
2.50% due 11/1/2037	733,537	666,259
2.50% due 1/1/2052	1,899,642	1,547,556
2.50% due 3/1/2052	1,832,949	1,495,663
2.50% due 4/1/2052	1,810,252	1,480,838
2.50% due 5/1/2052	1,760,108	1,439,273
2.50% due 7/1/2052	7,080,261	5,777,403
3.00% due 11/1/2037	975,066	907,935
3.00% due 7/1/2051	1,496,182	1,271,338
3.00% due 3/1/2052	690,301	587,124
3.00% due 4/1/2052	879,602	749,747
3.00% due 11/1/2052	4,169,958	3,543,774
3.50% due 10/1/2052	1,611,465	1,426,902
3.50% due 11/1/2052	3,151,889	2,790,409
4.00% due 10/1/2052	1,927,198	1,763,325
4.50% due 9/1/2052	973,783	917,384
4.50% due 2/1/2053	1,468,222	1,382,505
4.50% due 10/1/2053	1,951,861	1,836,451
4.50% due 10/1/2054	1,587,941	1,493,884
4.50% due 1/1/2055	1,550,000	1,458,009
5.00% due 2/1/2053	1,509,791	1,461,018
6.00% due 9/1/2053	1,272,524	1,280,086

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K078, Class A2 3.854% due 6/25/2028	600,000	585,104
Series K082, Class A2 3.92% due 9/25/2028(1)(2)	585,000	570,305
Series K102, Class A2 2.537% due 10/25/2029	3,510,000	3,184,776
Series K104, Class A2 2.253% due 1/25/2030	1,950,000	1,737,834

December 31, 2024	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
Series K123, Class A2 1.621% due 12/25/2030	$465,000	$389,781
Series K124, Class A2 1.658% due 12/25/2030	4,200,000	3,521,250

Total Agency Mortgage-Backed Securities (Cost $85,978,171)		82,938,815
Asset-Backed Securities – 13.8%

AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2 6.148% (3 mo. USD Term SOFR + 1.50%) due 7/17/2037(2)(3)	1,000,000	1,003,400

Ally Auto Receivables Trust Series 2023-1, Class A4 5.27% due 11/15/2028	1,000,000	1,013,326

Barings CLO Ltd.
Series 2020-1A, Class A1R2 5.952% (3 mo. USD Term SOFR + 1.26%) due 1/15/2038(2)(3)	1,100,000	1,101,650
Series 2020-1A, Class AR 6.068% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(2)(3)	1,100,000	1,099,725

Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1 6.247% (3 mo. USD Term SOFR + 1.63%) due 4/20/2037(2)(3)	1,000,000	1,006,800

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 6.629% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(3)	600,000	599,460

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 6.138% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(2)(3)	1,200,000	1,200,329

DLLMT LLC Series 2024-1A, Class A3 4.84% due 8/21/2028(3)	800,000	801,996

Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.93% due 8/15/2027	750,000	746,105

GM Financial Consumer Automobile Receivables Trust Series 2024-4, Class A3 4.40% due 8/16/2029	1,000,000	997,038

Golden Credit Card Trust Series 2022-4A, Class A 4.31% due 9/15/2027(3)	525,000	524,186

Honda Auto Receivables Owner Trust Series 2024-4, Class A3 4.33% due 5/15/2029	1,000,000	995,959

Hyundai Auto Receivables Trust Series 2024-C, Class A3 4.41% due 5/15/2029	1,000,000	996,663

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

December 31, 2024	Principal Amount	Value
Asset-Backed Securities (continued)

John Deere Owner Trust Series 2023-A, Class A4 5.01% due 12/17/2029	$500,000	$503,896

KKR CLO 38 Ltd. Series 38A, Class A1 5.976% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(2)(3)	1,250,000	1,250,625

Midocean Credit CLO VIII Series 2018-8A, Class A2 6.083% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(2)(3)	500,000	499,900

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(3)	700,000	706,574

Nissan Auto Receivables Owner Trust Series 2024-B, Class A3 4.34% due 3/15/2029	1,000,000	996,190

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(3)	600,000	606,679

RR 36 Ltd.
Series 2024-36RA, Class A1 6.108% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(2)(3)	1,000,000	999,600
Series 2024-36RA, Class A1R 5.982% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,000,000	1,000,000

Santander Drive Auto Receivables Trust Series 2024-5, Class A3 4.62% due 11/15/2028	1,000,000	998,799

Toyota Auto Receivables Owner Trust Series 2024-D, Class A3 4.40% due 6/15/2029	1,000,000	997,138

Voya CLO Ltd. Series 2019-1A, Class A2RR 6.049% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(2)(3)	1,000,000	1,005,720

Total Asset-Backed Securities (Cost $21,578,406)		21,651,758
Non-Agency Mortgage-Backed Securities – 2.0%

BX Trust Series 2019-OC11, Class A 3.202% due 12/9/2041(3)	500,000	451,804

Commercial Mortgage Trust Series 2015-CR23, Class A4 3.497% due 5/10/2048	1,400,000	1,394,736

SLG Office Trust Series 2021-OVA, Class A 2.585% due 7/15/2041(3)	600,000	504,068

December 31, 2024	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4 2.942% due 10/15/2049	$418,000	$406,033
Series 2021-SAVE, Class A 5.663% due 2/15/2040(1)(2)(3)	400,852	399,652

Total Non-Agency Mortgage-Backed Securities (Cost $3,162,556)		3,156,293
U.S. Government Securities – 24.7%

U.S. Treasury Notes
4.125% due 10/31/2026	18,500,000	18,458,086
4.25% due 11/15/2034	7,000,000	6,819,531
4.375% due 12/31/2029	13,500,000	13,490,508

Total U.S. Government Securities (Cost $38,852,461)		38,768,125

	Shares	Value
Exchange-Traded Funds – 4.8%

iShares MBS ETF	82,790	7,590,187

Total Exchange-Traded Funds (Cost $7,276,906)		7,590,187

	Principal Amount	Value
Commercial Paper – 2.3%

Linde, Inc. 4.383% due 1/2/2025	$3,600,000	3,599,569

Total Commercial Paper (Cost $3,599,569)		3,599,569
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.36%, dated 12/31/2024, proceeds at maturity value of $512,381, due 1/2/2025(4)	512,343	512,343

Total Repurchase Agreements (Cost $512,343)		512,343

Total Investments – 100.8% (Cost $160,960,412)		158,217,090

Liabilities in excess of other assets – (0.8)%		(1,261,673)

Total Net Assets – 100.0%		$156,955,417

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2024.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2024, the aggregate market value of these securities amounted to $14,762,168, representing 9.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	10/15/2026	$465,500	$522,679

Open futures contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	70	Long	$14,553,196	$14,392,656	$(160,540)
U.S. 5-Year Treasury Note	March 2025	42	Long	4,499,621	4,464,797	(34,824)
U.S. Ultra 10-Year Treasury Note	March 2025	29	Long	3,275,096	3,228,062	(47,034)
Total				$22,327,913	$22,085,515	$(242,398)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2025	50	Short	$(5,862,709)	$(5,692,188)	$170,521
U.S. Ultra Bond	March 2025	3	Short	(364,865)	(356,719)	8,146
Total				$(6,227,574)	$(6,048,907)	$178,667

Legend:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$82,938,815	$—	$82,938,815
Asset-Backed Securities	—	21,651,758	—	21,651,758
Non-Agency Mortgage-Backed Securities	—	3,156,293	—	3,156,293
U.S. Government Securities	—	38,768,125	—	38,768,125
Exchange-Traded Funds	7,590,187	—	—	7,590,187
Commercial Paper	—	3,599,569	—	3,599,569
Repurchase Agreements	—	512,343	—	512,343
Total	$7,590,187	$150,626,903	$—	$158,217,090
Other Financial Instruments
Futures Contracts
Assets	$178,667	$—	$—	$178,667
Liabilities	(242,398)	—	—	(242,398)
Total	$(63,731)	$—	$—	$(63,731)

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of December 31, 2024
Assets

Investments, at value	$158,217,090

Interest receivable	580,975

Receivable for variation margin on futures contracts	319,108

Cash deposits with brokers for futures contracts	132,253

Reimbursement receivable from adviser	25,630

Prepaid expenses	5,511

Total Assets	159,280,567

Liabilities

Payable for investments purchased	2,100,000

Investment advisory fees payable	63,413

Payable for fund shares redeemed	57,613

Distribution fees payable	33,731

Accrued custodian and accounting fees	14,473

Accrued audit fees	11,098

Accrued trustees’ and officers’ fees	983

Accrued expenses and other liabilities	43,839

Total Liabilities	2,325,150

Total Net Assets	$156,955,417

Net Assets Consist of:

Paid-in capital	$160,811,011

Distributable loss	(3,855,594)

Total Net Assets	$156,955,417

Investments, at Cost	$160,960,412

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,736,152

Net Asset Value Per Share	$9.97

Statement of Operations For the Year Ended December 31, 2024
Investment Income

Interest	$6,842,831

Dividends	583,414

Total Investment Income	7,426,245

Expenses

Investment advisory fees	812,279

Distribution fees	432,063

Professional fees	79,834

Trustees’ and officers’ fees	54,352

Administrative fees	51,815

Custodian and accounting fees	46,291

Shareholder reports	18,524

Transfer agent fees	15,289

Other expenses	11,210

Total Expenses	1,521,657

Less: Fees waived	(236,739)

Total Expenses, Net	1,284,918

Net Investment Income/(Loss)	6,141,327

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(96,151)

Net realized gain/(loss) from futures contracts	134,758

Net realized gain/(loss) from swap contracts	(120,745)

Net change in unrealized appreciation/(depreciation) on investments	(2,591,335)

Net change in unrealized appreciation/(depreciation) on futures contracts	(344,722)

Net change in unrealized appreciation/(depreciation) on swap contracts	80,113

Net Loss on Investments and Derivative Contracts	(2,938,082)

Net Increase in Net Assets Resulting From Operations	$3,203,245

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/24	For the Year Ended 12/31/23

Operations

Net investment income/(loss)	$6,141,327	$6,045,300

Net realized gain/(loss) from investments and derivative contracts	(82,138)	(11,728,270)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(2,855,944)	13,016,521

Net Increase in Net Assets Resulting from Operations	3,203,245	7,333,551

Capital Share Transactions

Proceeds from sales of shares	24,881,005	22,882,316

Cost of shares redeemed	(55,590,849)	(47,076,568)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,709,844)	(24,194,252)

Net Decrease in Net Assets	(27,506,599)	(16,860,701)

Net Assets

Beginning of year	184,462,016	201,322,717

End of year	$156,955,417	$184,462,016

Other Information:

Shares

Sold	2,538,412	2,396,108

Redeemed	(5,624,081)	(4,942,331)

Net Decrease	(3,085,669)	(2,546,223)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/24	$9.80	$0.35	$(0.18)	$0.17	$9.97	1.73%

Year Ended 12/31/23	9.42	0.29	0.09	0.38	9.80	4.03%

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$156,955	0.74%	0.88%	3.56%	3.42%	228%

184,462	0.75%	0.85%	3.07%	2.97%	369%	(4)

201,323	0.75%	0.83%	1.18%	1.10%	52%

273,908	0.75%	0.82%	0.61%	0.54%	64%

263,190	0.75%	0.84%	0.84%	0.75%	76%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

December 31, 2024

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2024, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2024, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2024.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2024.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue Institutional Advisors LLC acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2025 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.74% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2024, the expense limitation was 0.75%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2024, Park Avenue waived fees and/or paid Fund expenses in the amount of $236,739.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Fund incurred distribution fees in the amount of $432,063 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the year ended December 31, 2024, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$44,349,567	$335,259,930
Sales	41,505,022	350,710,093

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2024, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

“Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into futures contracts for the year ended December 31, 2024 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$178,667

Liability Derivatives
Futures Contracts[1]	$(242,398)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2024 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$134,758	$—

Swap Contracts[2]	—	(120,745)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(344,722)	$—

Swap Contracts[4]	—	80,113

Average Number of Notional Amounts
Futures Contracts[5]	177	—

Swap Contracts – Buy/Sell Protection	$—	$2,100,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the year ended December 31, 2024.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian U.S. Government Securities VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian U.S. Government Securities VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2025

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10527

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Included in Item 7 of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: March 6, 2025

By (Signature and Title)	/s/ Larry Weiss
Larry Weiss, Treasurer
(Principal Financial and Accounting Officer)

Date: March 6, 2025